UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of August 31, 2005 is filed herewith.

ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 55.08%
Advertising - 0.07%

Interpublic Group of Cos., Inc.+	1,190	$14,435
Omnicom Group, Inc.	1,360	109,398

		123,833

Aerospace/Defense - 0.73%

Boeing Co.	8,440	565,649
General Dynamics Corp.	434	49,732
Goodrich Corp.	260	11,913
Honeywell International, Inc.	1,810	69,287
L-3 Communications Holdings, Inc.	260	21,289
Lockheed Martin Corp.	2,748	171,036
Northrop Grumman Corp.	3,730	209,216
Raytheon Co.	1,270	49,809
Rockwell Collins, Inc.	380	18,289
United Technologies Corp.	2,170	108,500

		1,274,720

Airlines - 0.12%

SkyWest, Inc.	7,966	188,874
Southwest Airlines Co.	1,570	20,912

		209,786

Apparel & Products - 0.36%

Chico’s FAS, Inc.+	720	24,991
Coach, Inc.+	2,674	88,750
Jones Apparel Group, Inc.	260	7,327
Liz Claiborne, Inc.	240	9,847
Nike, Inc., Class B	4,313	340,339
Reebok International, Ltd.	2,140	120,482
TJX Cos., Inc.	1,000	20,910
VF Corp.	220	13,048

		625,694

Appliances/Furnishings - 0.01%

Leggett & Platt, Inc.	410	9,926
Maytag Corp.	170	3,213
Whirlpool Corp.	150	11,408

		24,547

Automotive - 0.75%

Advance Auto Parts, Inc.+	7,411	451,552
AutoNation, Inc.+	480	9,989
AutoZone, Inc.+	140	13,230
Cooper Tire & Rubber Co.	140	2,366
Danaher Corp.	10,600	567,736
Delphi Corp.	22,477	124,747
Ford Motor Co.	3,910	38,983
General Motors Corp.	1,760	60,174
Genuine Parts Co.	380	17,412
Goodyear Tire & Rubber Co.+	990	16,632
Visteon Corp.	280	2,766

		1,305,587

Banks - 2.84%

AmSouth Bancorp.	760	20,003
Bank of America Corp.	49,640	2,136,009
Bank of New York Co., Inc.	15,782	482,456
BB&T Corp.	1,170	47,467
Comerica, Inc.	360	21,776
Compass Bancshares, Inc.	270	12,639
Fifth Third Bancorp.	7,930	328,381
First Horizon National Corp.	270	10,552
Huntington Bancshares, Inc.	6,410	153,776
KeyCorp.	870	28,815
M&T Bank Corp.	210	22,390
Marshall & Ilsley Corp.	460	20,134
Mellon Financial Corp.	900	29,205
National City Corp.	7,600	278,388
North Fork Bancorp., Inc.	1,020	28,040
Northern Trust Corp.	570	28,409
PNC Financial Services Group	610	34,300
Providian Financial Corp.+	620	11,532
Regions Financial Corp.	990	32,393
State Street Bank & Trust Co.	710	34,314
SunTrust Banks, Inc.	2,390	167,969
Synovus Financial Corp.	4,550	130,904
U.S. Bancorp.	6,397	186,920
Wachovia Corp.	3,350	166,227
Wells Fargo & Co.	9,258	551,962
Zions Bancorp.	200	13,972

		4,978,933

Beverages - 1.37%

Anheuser-Busch Cos., Inc.	4,250	188,317
Brown-Forman Corp., Class B	1,627	92,137
Coca-Cola Co.	23,610	1,038,840
Coca-Cola Enterprises, Inc.	3,020	67,497
Constellation Brands, Inc., Class A+	420	11,558
Molson Coors Brewing Co.	170	10,899
Pepsi Bottling Group, Inc.	6,360	187,493
PepsiCo, Inc.	14,602	800,920

		2,397,661

Broadcasting - 0.54%

Clear Channel Communications, Inc.	1,080	35,964
Comcast Corp., Class A+	22,040	677,730
Univision Communications, Inc., Class A+	7,390	198,791
Westwood One, Inc.	1,640	33,341

		945,826

Building Materials - 0.21%

American Standard Cos., Inc.	3,810	173,736
Masco Corp.	4,740	145,423
Sherwin-Williams Co.	270	12,517
USG Corp.+	390	24,512
Vulcan Materials Co.	220	15,807

		371,995

Chemical - 0.84%

Air Products & Chemicals, Inc.	490	27,146
Ashland, Inc.	150	9,118
Dow Chemical Co.	2,040	88,128
E.I. du Pont de Nemours and Co.	5,980	236,629
Eastman Chemical Co.	3,000	143,910
Ecolab, Inc.	470	15,510
Engelhard Corp.	260	7,397
FMC Corp.+	80	4,557
Hercules, Inc.+	250	3,188
Monsanto Co.	760	48,518
PPG Industries, Inc.	2,340	147,373
Praxair, Inc.	690	33,327
Rohm & Haas Co.	11,500	499,215
Sigma-Aldrich Corp.	3,284	204,922

		1,468,938

Commercial Services - 0.18%

Alliance Data Systems Corp.+	900	37,863
Ball Corp.	240	9,002
Cendant Corp.	9,360	190,382
Cintas Corp.	320	13,200
Convergys Corp.+	310	4,408
Fluor Corp.	190	11,763
Moody’s Corp.	580	28,484
Paychex, Inc.	750	25,598

		320,700

Conglomerates - 2.69%

3M Co.	10,415	741,027
Eaton Corp.	330	21,094
General Electric Co.@	97,684	3,283,159
ITT Industries, Inc.	200	21,824
Loews Corp.	340	29,815
Textron, Inc.	290	20,677
Tyco International, Ltd.	21,444	596,786

		4,714,382

Drugs - 2.77%

Abbott Laboratories	8,206	370,337
Allergan, Inc.	270	24,854
Bristol-Myers Squibb Co.	4,150	101,551
Caremark Rx, Inc.+	12,880	601,882
Eli Lilly & Co.	4,770	262,445
Forest Laboratories, Inc.+	13,810	613,164
King Pharmaceuticals, Inc.+	510	7,497
Kos Pharmaceuticals, Inc.+	310	21,117
Merck & Co., Inc.	19,638	554,381
Mylan Laboratories, Inc.	470	8,643
Pfizer, Inc.	73,467	1,871,205
Schering-Plough Corp.	3,130	67,013
Watson Pharmaceuticals, Inc.+	2,380	82,062
Wyeth	5,679	260,041

		4,846,192

Electronics/Electrical Equipment - 0.93%

Agilent Technologies, Inc.+	910	29,266
American Power Conversion Corp.	390	10,206
Applera Corp. - Applied Biosystems Group	1,420	30,530
Arrow Electronics, Inc.+	860	25,645
Comverse Technology, Inc.+	430	11,085
Emerson Electric Co.	5,872	395,068
Fisher Scientific International, Inc.+	260	16,765
Harman International Industries, Inc.	340	35,156
Jabil Circuit, Inc.+	9,282	273,262
JDS Uniphase Corp.+	3,510	5,581
Johnson Controls, Inc.	2,060	123,559
Millipore Corp.+	110	7,034
Molex, Inc.	360	9,634
NVIDIA Corp.+	350	10,738
Parker Hannifin Corp.	1,690	108,904
Perkinelmer, Inc.	2,510	51,957
Pitney Bowes, Inc.	490	21,192
PMC-Sierra, Inc.+	390	3,307
Sanmina-SCI Corp.+	1,110	5,628
Solectron Corp.+	11,330	46,453
Symbol Technologies, Inc.	4,396	40,355
Tektronix, Inc.	190	4,801
Thermo Electron Corp.+	350	9,765
W. W. Grainger, Inc.	180	11,578
Waters Corp.+	240	10,913
Xerox Corp.+	25,194	337,852

		1,636,234

Finance Companies - 0.54%

American Capital Strategies, Ltd.	4,880	184,122
MBNA Corp.	28,570	719,964
SLM Corp.	890	44,278

		948,364

Financial Services - 4.62%

A.G. Edwards, Inc.	2,390	108,052
American Express Co.	12,580	694,919
Bear Stearns Cos., Inc.	659	66,229
Capital One Financial Corp.	7,830	643,939
Charles Schwab Corp.	2,420	32,743
Chicago Merchantile Exchange Holdings, Inc.	80	22,208
CIT Group, Inc.	440	19,923
Citigroup, Inc.	60,689	2,656,357
Countrywide Financial Corp.	1,240	41,900
E*TRADE Group, Inc.+	780	12,480
Equifax, Inc.	280	9,251
Fannie Mae	12,880	657,395
Federated Investors, Inc., Class B	2,656	82,495

Franklin Resources, Inc.	430	34,589
Freddie Mac	2,790	168,460
Goldman Sachs Group, Inc.	2,299	255,603
H & R Block, Inc.	700	18,865
Janus Capital Group, Inc.	490	6,924
JPMorgan Chase & Co.	38,122	1,291,955
Lehman Brothers Holdings, Inc.	580	61,283
Merrill Lynch & Co., Inc.	2,010	114,892
Morgan Stanley	18,880	960,426
Principal Financial Group, Inc.	935	42,823
T. Rowe Price Group, Inc.	270	17,010
Webster Financial Corp.	1,390	63,829

		8,084,550

Foods - 0.69%

Archer-Daniels-Midland Co.	6,780	152,618
Campbell Soup Co.	700	20,580
ConAgra Foods, Inc.	1,110	25,341
Dean Foods Co.+	110	4,063
General Mills, Inc.	6,540	301,625
H J Heinz Co.	750	26,940
Hershey Foods Corp.	470	27,772
Kellogg Co.	750	33,998
McCormick & Co., Inc.	2,580	87,488
Pilgrims Pride Corp.	120	4,068
Sara Lee Corp.	7,460	141,740
Sysco Corp.	10,270	342,813
Tyson Foods, Inc., Class A	540	9,601
Wm. Wrigley Jr. Co.	420	29,841

		1,208,488

Freight - 0.40%

CNF, Inc.	310	15,646
FedEx Corp.	640	52,121
JB Hunt Transport Services, Inc.	1,320	23,852
Ryder System, Inc.	140	4,913
United Parcel Service, Inc., Class B	8,500	602,565

		699,097

Hardware & Tools - 0.02%

Black & Decker Corp.	180	15,354
Snap-on, Inc.	130	4,615
Stanley Works	170	7,778

		27,747

Healthcare - 0.06%

Bausch & Lomb, Inc.	120	9,095
Laboratory Corp. of America Holdings+	290	14,303
Lincare Holdings, Inc.+	380	16,089
Manor Care, Inc.	170	6,710
McKesson Corp.	620	28,935
Medco Health Solutions, Inc.+	640	31,533

		106,665

Heavy Duty Trucks/Parts - 0.02%

Dana Corp.	320	4,307
Navistar International Corp.+	150	4,794
PACCAR, Inc.	360	25,229

		34,330

Home Builders - 0.23%

Centex Corp.	270	18,293
DR Horton, Inc.	570	21,044
KB Home	180	13,349
Lennar Corp.	560	34,776
Meritage Corp.+	480	37,579
NVR, Inc.+	220	194,700
Pulte Homes, Inc.	250	21,550
Ryland Group, Inc.	830	60,059

		401,350

Hospital Management - 0.09%

HCA, Inc.	890	43,877
Health Management Associates, Inc., Class A	2,270	55,206
Tenet Healthcare Corp.+	4,410	53,714

		152,797

Hospital Supplies - 2.19%

AmerisourceBergen Corp.	1,700	126,939
Becton, Dickinson and Co.	530	27,894
Cardinal Health, Inc.	5,790	345,142
CR Bard, Inc.	230	14,796
Hospira, Inc.+	340	13,546
Johnson & Johnson	34,773	2,204,260
Medtronic, Inc.	14,870	847,590
St. Jude Medical, Inc.+	4,670	214,353
Stryker Corp.	790	43,094

		3,837,614

Household Products - 1.83%

Alberto-Culver Co., Class B	190	8,161
Avon Products, Inc.	15,311	502,507
Clorox Co.	1,350	77,719
Colgate-Palmolive Co.	5,823	305,707
Fortune Brands, Inc.	310	26,964
Gillette Co.	2,120	114,204
International Flavors & Fragrances, Inc.	190	6,859
Kimberly-Clark Corp.	1,010	62,943
Newell Rubbermaid, Inc.	5,500	128,865
Procter & Gamble Co.	35,447	1,966,600

		3,200,529

Human Resources - 0.01%

Robert Half International, Inc.	330	11,114

Information Processing - Hardware - 2.25%

Apple Computer, Inc.+	6,810	319,593
Dell, Inc.+	33,449	1,190,784
EMC Corp.+	16,140	207,560
Gateway, Inc.+	640	1,946
Hewlett-Packard Co.	21,080	585,181
International Business Machines Corp.	12,319	993,158
Juniper Networks, Inc.+	15,060	342,464
Lexmark International, Inc., Class A+	250	15,745
Network Appliance, Inc.+	770	18,280
Sandisk Corp.+	6,230	241,911
Sun Microsystems, Inc.+	7,240	27,512

		3,944,134

Information Processing - Services - 0.87%

Affiliated Computer Services, Inc., Class A+	270	14,027
Cadence Design Systems, Inc.+	3,640	58,276
Computer Sciences Corp.+	1,830	81,526
Dun & Bradstreet Corp.+	1,750	111,422
eBay, Inc.+	9,070	367,244
Electronic Data Systems Corp.	1,100	24,640
Fair Issac & Co., Inc.	1,020	41,687
First Data Corp.	1,650	68,558
Fiserv, Inc.+	410	18,397
Monster Worldwide, Inc.+	2,280	71,227
NCR Corp.+	390	13,346
Reynolds and Reynolds Co., Class A	500	14,270
Symantec Corp.+	13,065	274,104
Unisys Corp.+	730	4,855
Yahoo!, Inc.+	10,970	365,740

		1,529,319

Information Processing - Software - 2.43%

Adobe Systems, Inc.	10,142	274,240
Autodesk, Inc.	480	20,736
Automatic Data Processing, Inc.	8,667	370,514
BEA Systems, Inc.+	3,220	28,400
BMC Software, Inc.+	470	9,400
Citrix Systems, Inc.+	1,730	41,174
Computer Associates International, Inc.	1,130	30,465
Compuware Corp.+	830	7,520
Global Payments, Inc.	680	44,730
IMS Health, Inc.	490	13,328
Intuit, Inc.+	4,350	199,404
Mercury Interactive Corp.+	190	6,967
Microsoft Corp.	91,745	2,513,813
Novell, Inc.+	6,350	41,783
Oracle Corp.+	46,320	600,770
Parametric Technology Corp.+	580	3,515
Red Hat, Inc.+	2,090	29,699
Siebel Systems, Inc.	1,090	8,993

		4,245,451

Insurance - 3.68%

ACE, Ltd.	620	27,534
Aetna, Inc.	11,796	939,787
AFLAC, Inc.	7,480	323,286
Allstate Corp.	7,606	427,533
AMBAC Financial Group, Inc.	240	16,459
American International Group, Inc.(2)	25,250	1,494,800
Aon Corp.	940	28,125
Arthur J. Gallagher & Co.	1,050	29,988
Chubb Corp.	5,045	438,713
CIGNA Corp.	270	31,136
Cincinnati Financial Corp.	361	14,794
Coventry Health Care, Inc.+	230	18,400
Hartford Financial Services Group, Inc.	4,188	305,934
Humana, Inc.+	340	16,374
Jefferson-Pilot Corp.	290	14,422
Lincoln National Corp.	2,588	128,339
Marsh & McLennan Cos., Inc.	1,130	31,697
MBIA, Inc.	290	16,811
MetLife, Inc.	14,890	729,312
MGIC Investment Corp.	210	13,110
Progressive Corp.	2,050	197,641
Prudential Financial, Inc.	1,110	71,451
Safeco Corp.	730	38,062
St. Paul Travelers Cos., Inc.	8,230	353,972
Torchmark Corp.	230	12,130
UnitedHealth Group, Inc.	8,180	421,270
UnumProvident Corp.	2,542	49,112
WellPoint, Inc.+	3,020	224,235
Xl Capital, Ltd., Class A	300	20,850

		6,435,277

Leisure & Tourism - 1.26%

Brunswick Corp.	210	9,240
Carnival Corp.	1,120	55,261
Darden Restaurants, Inc.	1,760	55,282
Electronic Arts, Inc.+	650	37,232
Harley-Davidson, Inc.	600	29,556
Harrah’s Entertainment, Inc.	380	26,433
Hasbro, Inc.	360	7,452
Hilton Hotels Corp.	820	18,999
International Game Technology	2,140	59,321
Marriott International, Inc., Class A	10,260	648,534
Mattel, Inc.	880	15,866
McDonald’s Corp.	21,016	681,969
Penn National Gaming, Inc.+	600	20,448
Royal Caribbean Cruises, Ltd.	3,580	152,938
Sabre Holdings Corp., Class A	1,950	37,401
SCP Pool Corp.	320	11,712
Sonic Corp.+	1,190	36,402

Starbucks Corp.+	820	40,213
Starwood Hotels & Resorts Worldwide, Inc., Class B	450	26,235
Wendy’s International, Inc.	250	11,785
Yum! Brands, Inc.	4,870	230,741

		2,213,020

Machinery - 0.64%

Caterpillar, Inc.	1,450	80,460
Cooper Industries, Ltd., Class A	200	13,288
Cummins, Inc.	100	8,647
Deere & Co.	520	33,998
Dover Corp.	440	17,908
Illinois Tool Works, Inc.	3,320	279,810
Ingersoll-Rand Co., Class A	3,729	296,903
Pall Corp.	270	7,722
Rockwell Automation, Inc.	7,179	373,595

		1,112,331

Medical - Biomedical/Gene - 0.44%

Affymetrix, Inc.+	410	20,291
Amgen, Inc.+	5,090	406,691
Biogen Idec, Inc.+	730	30,769
Genentech, Inc.+	2,653	249,223
Genzyme Corp.+	530	37,720
Invitrogen Corp.+	160	13,557
MedImmune, Inc.+	530	15,863

		774,114

Medical Technology - 0.63%

Baxter International, Inc.	1,320	53,235
Biomet, Inc.	530	19,552
Boston Scientific Corp.+	7,910	212,621
Chiron Corp.+	320	11,661
Guidant Corp.	4,760	336,246
Quest Diagnostics, Inc.	1,840	91,963
Zimmer Holdings, Inc.+	4,570	375,517

		1,100,795

Metals - 0.23%

Alcoa, Inc.	1,850	49,561
Allegheny Technologies, Inc.	200	5,524
Crown Holdings, Inc.+	2,740	46,279
Freeport-McMoRan Copper & Gold, Inc., Class B	3,410	143,800
Nucor Corp.	340	19,203
Phelps Dodge Corp.	700	75,271
Southern Peru Copper Corp. ADR	790	38,694
United States Steel Corp.	790	33,117

		411,449

Mining - 0.02%

Newmont Mining Corp.	940	37,205

Multimedia - 1.24%

Gannett Co., Inc.	1,120	81,447
McGraw-Hill Cos., Inc.	790	38,094
Meredith Corp.	1,340	65,794
News Corp., Class A	6,130	99,367
Time Warner, Inc.	48,758	873,743
Viacom, Inc., Class B	18,319	622,663
Walt Disney Co.	15,157	381,805

		2,162,913

Oil & Gas - 5.25%

Amerada Hess Corp.	2,660	338,086
Anadarko Petroleum Corp.	2,440	221,723
Apache Corp.	690	49,418
Baker Hughes, Inc.	730	42,887
BJ Services Co.	350	22,078
Burlington Resources, Inc.	4,000	295,160
ChevronTexaco Corp.	26,010	1,597,014
ConocoPhillips	13,040	859,858
Cooper Cameron Corp.+	5,850	422,077
Denbury Resources, Inc.+	220	9,951
Devon Energy Corp.	4,280	260,096
Dynegy, Inc., Class A+	710	3,096
El Paso Corp.	5,222	60,575
EOG Resources, Inc.	500	31,915
Equitable Resources, Inc.	1,730	130,442
Exxon Mobil Corp.@	55,201	3,306,540
Grant Prideco, Inc.+	2,740	100,996
Halliburton Co.	4,225	261,823
Kerr-McGee Corp.	1,250	110,037
Kinder Morgan, Inc.	240	22,913
Marathon Oil Corp.	772	49,647
Murphy Oil Corp.	350	19,128
Nabors Industries, Ltd.+	320	21,440
National-Oilwell Varco, Inc.+	360	23,116
Noble Corp.	3,619	258,035
Occidental Petroleum Corp.	840	69,745
Peoples Energy Corp.	90	3,741
Premcor, Inc.(1)	520	42,437
Rowan Cos., Inc.	2,201	81,877
Schlumberger, Ltd.	1,250	107,787
Sunoco, Inc.	290	21,083
Transocean, Inc.+	2,370	139,925
Valero Energy Corp.	630	67,095
Vintage Petroleum, Inc.	2,100	80,703
Weatherford International, Ltd.+	300	20,313
XTO Energy, Inc.	760	30,248

		9,183,005

Paper/Forest Products - 0.36%

Avery Dennison Corp.	1,188	63,487
Bemis Co., Inc.	230	6,015
Georgia-Pacific Corp.	1,260	40,433
International Paper Co.	7,070	218,109
Louisiana-Pacific Corp.	240	6,070
Meadwestvaco Corp.	6,730	194,968
Pactiv Corp.+	320	6,211
Plum Creek Timber Co., Inc.	400	14,700

Sealed Air Corp.+	180	9,135
Smurfit-Stone Container Corp.+	2,290	25,282
Temple-Inland, Inc.	250	9,622
Weyerhaeuser Co.	530	34,461

		628,493

Photography - 0.01%

Eastman Kodak Co.	610	14,866

Pollution Control - 0.16%

Allied Waste Industries, Inc.+	580	4,628
Waste Management, Inc.	10,100	277,043

		281,671

Publishing - 0.31%

Dow Jones & Co., Inc.	3,171	129,535
Knight-Ridder, Inc.	2,130	136,490
New York Times Co., Class A	310	9,898
R. R. Donnelley & Sons Co.	460	17,186
Tribune Co.	5,110	191,983
Washington Post Co., Class B	60	49,920

		535,012

Railroads & Equipment - 0.13%

Burlington Northern Santa Fe Corp.	800	42,416
CSX Corp.	870	38,219
Norfolk Southern Corp.	3,292	117,228
Union Pacific Corp.	560	38,231

		236,094

Real Estate Investment Trusts - 0.32%

Annaly Mtg. Management, Inc.	2,580	39,216
Apartment Investment & Management Co., Class A	210	8,379
Archstone-Smith Trust	430	17,329
Camden Property Trust	460	24,058
Equity Office Properties Trust	6,400	213,120
Equity Residential	610	23,040
Hospitality Properties Trust	760	32,954
iStar Financial, Inc.	1,870	77,549
Mack-Cali Realty Corp.	840	37,002
Prologis Trust	400	17,404
Public Storage, Inc.	220	14,854
Simon Property Group, Inc.	470	35,753
Vornado Realty Trust	250	21,505

		562,163

Retail - 2.36%

Albertson’s, Inc.	3,340	67,234
American Eagle Outfitters, Inc.	2,060	58,978
Bed Bath & Beyond, Inc.+	620	25,141
Best Buy Co., Inc.	7,779	370,747
Big Lots, Inc.+	250	2,953
Circuit City Stores, Inc.	410	6,925
Costco Wholesale Corp.	3,550	154,212
CVS Corp.	1,720	50,516
Dillard’s, Inc., Class A	160	3,602
Dollar General Corp.	650	12,389
Express Scripts, Inc., Class A+	320	18,515
Family Dollar Stores, Inc.	1,880	37,374
Federated Department Stores, Inc.	4,556	314,273
Gap, Inc.	7,180	136,492
Home Depot, Inc.	4,560	183,859
J.C. Penney Co., Inc.	550	26,747
Kohl’s Corp.+	690	36,190
Kroger Co.+	8,060	159,104
Limited Brands, Inc.	800	17,584
Lowe’s Cos., Inc.	1,640	105,468
Michaels Stores, Inc.	2,040	74,052
Neiman Marcus Group, Inc., Class A	220	21,758
Nordstrom, Inc.	520	17,462
Office Depot, Inc.+	670	20,100
OfficeMax, Inc.	5,360	158,388
RadioShack Corp.	1,400	35,084
Rite Aid Corp.+	11,160	45,533
Ross Stores, Inc.	2,380	59,214
Safeway, Inc.	950	22,544
Sears Holdings Corp.+	210	28,531
Staples, Inc.	1,565	34,367
SUPERVALU, Inc.	290	10,092
Target Corp.	6,440	346,150
Tiffany & Co.	310	11,600
Wal-Mart Stores, Inc.	30,106	1,353,566
Walgreen Co.	2,170	100,536

		4,127,280

Savings & Loan - 0.12%

Golden West Financial Corp.	610	37,204
Independence Community Bank Corp.	2,530	86,526
Sovereign Bancorp, Inc.	780	18,189
Washington Mutual, Inc.	1,860	77,339

		219,258

Schools - 0.15%

Apollo Group, Inc., Class A+	2,350	184,851
Career Education Corp.+	780	30,576
ITT Educational Services, Inc.+	870	44,231

		259,658

Semiconductors - 1.63%

Advanced Micro Devices, Inc.+	830	17,239
Altera Corp.+	800	17,496
Analog Devices, Inc.	5,580	203,391
Applied Materials, Inc.	18,202	333,278
Applied Micro Circuits Corp.+	660	1,815
Broadcom Corp., Class A+	4,654	202,449
Freescale Semiconductor, Inc., Class B+	850	20,468

Intel Corp.	43,351	1,114,988
KLA-Tencor Corp.	3,460	175,629
Lam Research Corp.+	1,400	44,380
Linear Technology Corp.	660	25,034
LSI Logic Corp.+	820	7,905
Maxim Integrated Products, Inc.	700	29,855
Micron Technology, Inc.+	1,300	15,483
National Semiconductor Corp.	1,490	37,146
Novellus Systems, Inc.+	5,370	143,970
QLogic Corp.+	400	13,824
Teradyne, Inc.+	420	7,056
Texas Instruments, Inc.	4,160	135,949
Xilinx, Inc.	10,778	302,754

		2,850,109

Telecommunications - 2.18%

ADC Telecommunications, Inc.+	3,442	72,075
Alltel Corp.	810	50,212
Amdocs, Ltd.+	180	5,283
Andrew Corp.+	350	4,035
Avaya, Inc.+	4,168	42,514
BellSouth Corp.	5,810	152,745
CenturyTel, Inc.	1,740	62,466
Ciena Corp.+	1,230	2,768
Cisco Systems, Inc.+	17,290	304,650
Citizens Communications Co.	11,846	161,579
Corning, Inc.+	3,080	61,477
Lucent Technologies, Inc.+	9,420	29,014
Motorola, Inc.	5,210	113,995
Nokia Oyj Sponsored ADR	9,620	151,707
QUALCOMM, Inc.	23,647	939,022
Qwest Communications International, Inc.+	3,550	13,845
SBC Communications, Inc.	7,020	169,042
Scientific-Atlanta, Inc.	3,176	121,514
Tellabs, Inc.+	960	8,534
Verizon Communications, Inc.	41,370	1,353,213

		3,819,690

Therapeutics - 0.27%

Gilead Sciences, Inc.+	5,330	229,190
MGI Pharma, Inc.+	9,280	250,189

		479,379

Tobacco - 0.75%

Altria Group, Inc.	16,250	1,148,875
Loews Corp. - Carolina Group	2,790	107,722
Reynolds American, Inc.	250	20,985
UST, Inc.	660	28,090

		1,305,672

Utilities - Communication - 0.49%

AT&T Corp.	12,086	237,853
Sprint Corp.	23,696	614,437

		852,290

Utilities - Electric - 1.75%

AES Corp.+	13,730	216,110
Allegheny Energy, Inc.+	340	10,254
Ameren Corp.	440	24,169
American Electric Power Co., Inc.	12,340	458,801
Calpine Corp.+	1,200	3,684
CenterPoint Energy, Inc.	13,770	195,672
Cinergy Corp.	430	18,937
CMS Energy Corp.+	14,570	234,577
Consolidated Edison, Inc.	1,715	80,451
Constellation Energy Group, Inc.	380	22,325
Dominion Resources, Inc.	730	55,830
DTE Energy Co.	380	17,393
Duke Energy Corp.	22,056	639,403
Edison International, Inc.	12,636	568,999
Entergy Corp.	460	34,459
Exelon Corp.	1,420	76,524
FirstEnergy Corp.	710	36,231
FPL Group, Inc.	840	36,196
NiSource, Inc.	580	14,001
NRG Energy, Inc.+	1,710	68,434
PG&E Corp.	790	29,641
Pinnacle West Capital Corp.	210	9,435
PPL Corp.	820	26,207
Progress Energy, Inc.	530	23,103
Public Service Enterprise Group, Inc.	510	32,921
Southern Co.	1,590	54,696
TECO Energy, Inc.	450	7,835
TXU Corp.	500	48,510
Xcel Energy, Inc.	860	16,546

		3,061,344

Utilities - Gas, Distribution - 0.02%

Keyspan Corp.	370	14,123
Nicor, Inc.	100	4,141
Sempra Energy	540	24,203

		42,467

Utilities - Gas, Pipeline - 0.02%

Williams Cos., Inc.	1,550	34,782

Total Common Stock
(Cost $84,257,534)		96,416,914

PREFERRED STOCK - 0.27%
Financial Services - 0.27%

Fannie Mae 7.00% (3)	2,010	112,258
Freddie Mac 5.70%	1,870	93,874

General Electric Capital Corp. 4.00% (4)	11,000	269,280

Total Preferred Stock
(Cost $474,687)		475,412

ASSET-BACKED SECURITIES - 2.26%
Finance Companies - 0.44%

Wachovia Bank Commercial Mtg. Trust, Series 2005-WL5A, Class B:
3.80% due 01/15/18 *(3)	$775,000	774,110

Financial Services - 1.82%

American Express Credit Account Master Trust, Series 2005-J, Class B:
3.86% due 03/16/15 (3)	70,000	70,000
Banc of America Commercial Mtg, Inc., Series 2005-3, Class AJ:
4.77% due 9/10/05 (5)(7)	500,000	500,485
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	100,000	99,941
DLJ Commercial Mtg. Corp., Series 1998-ST1, Class R1:
7.34% due 10/10/32 (5)	500,000	552,610
Granite Mortgages PLC, Series 2003-3, Class 1A3:
3.82% due 01/20/44 (3)(12)	150,000	150,343
GS Mtg. Securities Corp. II, Series 2005-GG4, Class AJ:
4.78% due 07/10/39 (5)	500,000	501,926
Leman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class A2:
3.73% due 07/15/18 *(1)(3)(5)	250,000	250,000
Leman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class B:
3.78% due 07/15/18 *(1)(3)(5)	250,000	250,000
Morgan Stanley Capital I, Series 2005-T19, Class D:
5.29% due 9/12/05 (5)(7)	125,000	127,988
Morgan Stanley Capital I, Series 2005-T19, Class AJ:
4.99% due 9/12/05 (5)(7)	250,000	254,780
Morgan Stanley Capital I, Series 2005-T19, Class B:
5.06% due 9/12/05 (5)(7)	100,000	101,540
Morgan Stanley Capital I, Series 2005-T19, Class C:
5.16% due 9/12/05 (5)(7)	50,000	50,859
Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A2:
7.20% due 10/15/33 (5)	250,000	277,255

		3,187,727

TOTAL ASSET-BACKED SECURITIES
(Cost $4,007,440)		3,961,837

CORPORATE BONDS - 14.13%
Advertising - 0.03%

Affinity Group, Inc.:
9.00% due 02/15/12	50,000	51,875

Aerospace/Defense - 0.12%

Raytheon Co.:
6.75% due 08/15/07	195,000	203,191

Airlines - 0.30%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	175,000	166,211
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	336,756	342,070
Delta Air Lines, Inc.:
8.30% due 12/15/29 (10)(11)	50,000	8,375
10.00% due 08/15/08 (10)(11)	75,000	13,688

		530,344

Automotive - 0.10%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	25,000	22,750
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	59,000	58,488
Ford Motor Co.:
6.38% due 02/01/29	76,000	55,554
7.45% due 07/16/31	52,000	41,581

		178,373

Banks - 0.96%

American Express Centurion Bank:
3.73% due 11/16/09 (3)	108,000	107,239
Bank of America Corp.:
7.80% due 09/15/16	120,000	149,763
BankBoston Captial Trust IV:
3.97% due 06/08/28 (3)	140,000	135,127
Canadian Imperial Bank of Commerce:
4.38% due 07/28/08	130,000	130,295
Capital One Bank:
5.13% due 02/15/14	25,000	25,398
Chemical Bank:
6.13% due 11/01/08	117,000	123,035

Credit Suisse First Boston:
6.50% due 05/01/08 *	108,000	113,751
First Maryland Capital II:
4.54% due 02/01/27 (3)	124,000	121,185
HSBC Bank USA:
5.63% due 08/15/35	65,000	67,059
Key Bank NA:
7.00% due 02/01/11	86,000	95,914
PNC Funding Corp.:
5.75% due 08/01/06	179,000	181,170
Popular North America, Inc.:
4.25% due 04/01/08	201,000	199,941
US Bank NA:
3.90% due 08/15/08	26,000	25,743
Wachovia Corp.:
5.50% due 08/01/35	130,000	133,674
Wells Fargo & Co.:
3.51% due 09/15/09 (3)	67,000	67,064

		1,676,358

Beverages - 0.12%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	159,000	216,203

Broadcasting - 0.73%

Chancellor Media Corp.:
8.00% due 11/01/08	150,000	163,627
Charter Communications Holdings LLC:
11.13% due 01/15/11	200,000	153,500
Clear Channel Communications, Inc.:
6.88% due 06/15/18	130,000	136,278
Cox Communications, Inc.:
7.63% due 06/15/25	76,000	90,574
7.75% due 11/01/10	294,000	330,370
Nexstar Finance, Inc.:
7.00% due 01/15/14	100,000	92,000
Paxson Communications Corp.:
12.14% due 01/15/09 (4)	205,000	198,337
Young Broadcasting, Inc.:
10.00% due 03/01/11	125,000	120,313

		1,284,999

Chemical - 0.70%

BCI US Finance Corp.:
9.10% due 07/15/10 *(3)	150,000	153,000
Dow Chemical Co.:
7.38% due 03/01/23	138,000	171,104
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	26,000	25,950
Eastman Chemical Co.:
6.30% due 11/15/18	120,000	131,274
ICI North America, Inc.:
8.88% due 11/15/06	121,000	127,007
Lubrizol Corp.:
5.88% due 12/01/08	70,000	72,638
6.50% due 10/01/34	65,000	72,940
Monsanto Co.:
5.50% due 07/30/35	286,000	291,903
Rohm & Haas Co.:
7.85% due 07/15/29	125,000	171,471

		1,217,287

Commercial Services - 0.47%

Hertz Corp.:
4.70% due 10/02/06	162,000	160,625
6.90% due 08/15/14	111,000	104,850
7.40% due 03/01/11	221,000	218,704
7.63% due 06/01/12	46,000	45,594
PHH Corp.:
6.00% due 03/01/08	179,000	183,622
Rent-Way, Inc.:
11.88% due 06/15/10	103,000	116,133

		829,528

Conglomerates - 0.23%

Ingersoll-Rand Co., Ltd.:
4.75% due 05/15/15	112,000	112,773
Tyco International Group SA:
6.75% due 02/15/11	260,000	286,320

		399,093

Drugs - 0.12%

American Home Products Corp.:
6.70% due 03/15/11	93,000	103,239
Merck & Co., Inc.:
2.50% due 03/30/07	108,000	105,128

		208,367

Finance Companies - 1.37%

Caterpillar Financial Services Corp.:
4.30% due 06/01/10	130,000	129,719
4.70% due 03/15/12	134,000	135,779
Ford Motor Credit Co.:
5.70% due 01/15/10	83,000	77,944
5.80% due 01/12/09	182,000	174,169
6.38% due 11/05/08	157,000	153,300
7.00% due 10/01/13	50,000	47,931
General Motors Acceptance Corp.:
5.53% due 12/01/14 (3)	75,000	65,252
6.75% due 12/01/14	17,000	15,636
7.00% due 02/01/12	195,000	183,970
8.00% due 11/01/31	375,000	346,930
Household Finance Corp.:
4.75% due 07/15/13	240,000	239,861
6.38% due 10/15/11	179,000	194,972
John Deere Capital Corp.:
4.50% due 08/25/08	309,000	310,621
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	146,000	144,960

SLM Corp., Series A:
3.83% due 07/27/09 (3)	60,000	59,966
Xlliac Global Funding:
4.80% due 08/10/10 *	120,000	120,938

		2,401,948

Financial Services - 1.59%

Associates Corp. of North America:
6.95% due 11/01/18	60,000	72,066
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	241,000	242,139
5.20% due 08/15/15 *	179,000	181,061
6.40% due 12/15/11 *	240,000	261,425
Borden US Finance Corp.:
9.00% due 07/15/14 *	200,000	207,000
Credit Suisse First Boston USA, Inc.:
5.13% due 08/15/15	120,000	122,132
General Electric Capital Corp.:
2.80% due 01/15/07	187,000	183,500
5.38% due 03/15/07	179,000	182,386
6.75% due 03/15/32	200,000	244,004
JPMorgan Chase & Co.:
6.63% due 03/15/12	141,000	156,813
MBNA Corp.:
4.63% due 09/15/08	192,000	193,687
Merrill Lynch & Co., Inc.:
4.79% due 08/04/10	88,000	88,877
Pricoa Global Funding I:
4.63% due 06/25/12 *	65,000	65,120
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	101,107
Residential Capital Corp.:
6.38% due 06/30/10 *	250,000	255,199
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	26,000	26,235
Transamerica Finance Corp.:
6.40% due 09/15/08	67,000	70,924
Tyco International Group SA Participation Certificate Trust:
4.44% due 06/15/07 *	133,000	133,063

		2,786,738

Foods - 0.23%

American Stores Co.:
7.90% due 05/01/17	51,000	58,941
8.00% due 06/01/26	163,000	188,758
Bunge, Ltd. Finance Corp.:
5.10% due 07/15/15 *	150,000	151,150

		398,849

Funeral Services - 0.04%

Service Corp. International:
6.75% due 04/01/16	60,000	60,750

Healthcare - 0.07%

CDRV Investors, Inc.:
9.63% due 01/01/15 (4)	70,000	40,600
Psychiatric Solutions, Inc.:
7.75% due 07/15/15 *	85,000	88,613

		129,213

Heavy Duty Trucks/Parts - 0.04%

Dana Corp.:
5.85% due 01/15/15	60,000	53,358
Dura Operating Corp.:
8.63% due 04/15/12	20,000	18,500
Navistar International Corp.:
6.25% due 03/01/12	5,000	4,800

		76,658

Home Builders - 0.06%

Centex Corp.:
4.88% due 08/15/08	110,000	110,713

Hospital Management - 0.13%

HCA, Inc.:
6.95% due 05/01/12	125,000	132,074
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	102,625

		234,699

Hospital Supplies - 0.07%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	125,000	126,250

Information Processing - Services - 0.04%

SunGard Data Systems, Inc.:
10.25% due 08/15/15 *	65,000	67,925

Information Processing - Software - 0.01%

Activant Solutions, Inc.:
9.50% due 04/01/10 *(3)	25,000	25,563

Insurance - 0.44%

Americo Life, Inc.:
7.88% due 05/01/13 *	102,000	107,922
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	141,000	137,070
Kingsway America, Inc.:
7.50% due 02/01/14	78,000	82,362
MIC Financing Trust I:
8.38% due 02/01/27 *	57,000	59,311
Ohio Casualty Corp.:
7.30% due 06/15/14	127,000	139,758
XL Capital, Ltd.:
5.25% due 09/15/14	241,000	242,538

		768,961

Leisure & Tourism - 0.40%

Circus & Eldorado Joint Venture:
10.13% due 03/01/12	100,000	105,500
Hilton Hotels Corp.:
7.95% due 04/15/07	217,000	228,311
MGM Mirage, Inc.:
5.88% due 02/27/14	125,000	120,625
Riviera Holdings Corp.:
11.00% due 06/15/10 (2)	70,000	76,300
Seneca Gaming Corp.:
7.25% due 05/01/12 *	10,000	10,400
Six Flags, Inc.:
4.50% due 05/15/15	75,000	95,437
Worldspan Financing Corp.:
10.04% due 02/15/11 *(3)	60,000	56,700

		693,273

Medical - Biomedical/Gene - 0.17%

Genetech, Inc.:
5.25% due 07/15/35 *	286,000	289,008

Metals - 0.03%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	50,000	51,000

Multimedia - 0.32%

News America, Inc.:
7.30% due 04/30/28	65,000	75,203
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	157,000	197,505
Time Warner, Inc.:
6.63% due 05/15/29	143,000	155,565
Viacom, Inc.:
4.63% due 05/15/18	150,000	137,682

		565,955

Oil & Gas - 0.72%

El Paso Production Holding Co.:
7.75% due 06/01/13	265,000	280,237
Encore Acquisition Co.:
6.00% due 07/15/15 *	38,000	37,050
6.25% due 04/15/14	22,000	21,890
Enterprise Products Operating LP:
4.95% due 06/01/10	130,000	129,936
Hanover Compressor Co.:
9.00% due 06/01/14	75,000	82,688
Hilcorp Energy LP:
10.50% due 09/01/10 *	100,000	111,000
KeySpan Corp.:
4.90% due 05/16/08	313,000	317,080
Pennzoil Co.:
10.25% due 11/01/05	110,000	110,960
PTT PLC:
5.88% due 08/03/35 *	80,000	79,615
Seitel, Inc.:
11.75% due 07/15/11	75,000	83,625

		1,254,081

Paper/Forest Products - 0.13%

Georgia-Pacific Corp.:
8.00% due 01/15/14	60,000	65,700
Packaging Corp. of America:
5.75% due 08/01/13	82,000	81,434
Pliant Corp.:
11.13% due 09/01/09	79,000	73,668

		220,802

Pollution Control - 0.06%

Republic Services, Inc.:
6.09% due 03/15/35	95,000	100,772

Railroads & Equipment - 0.36%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	76,000	98,484
8.13% due 04/15/20	286,000	375,728
Norfolk Southern Corp.:
5.59% due 05/17/25	147,000	152,815

		627,027

Real Estate - 0.20%

Brascan Corp.:
8.13% due 12/15/08	141,000	156,411
EOP Operating LP:
8.38% due 03/15/06	186,000	189,903

		346,314

Real Estate Investment Trusts - 0.17%

Equity One ABS, Inc.:
4.21% due 04/25/34	250,000	243,332
Nationwide Health Properties, Inc.:
6.00% due 05/20/15	60,000	61,424

		304,756

Retail - 0.25%

May Department Stores Co.:
7.45% due 09/15/11	134,000	152,138
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	125,000	126,875
Wal-Mart Stores, Inc.:
5.25% due 09/01/35	156,000	157,414

		436,427

Savings & Loan - 0.26%

Charter One Bank FSB:
6.38% due 05/15/12	313,000	346,586
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	110,000	110,804

		457,390

Telecommunications - 1.22%

Alltel Corp.:
4.66% due 05/17/07	141,000	141,876
American Cellular Corp.:
10.00% due 08/01/11	225,000	239,625
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	313,000	361,760
Corning, Inc.:
5.90% due 03/15/14	62,000	64,451
6.85% due 03/01/29	63,000	67,549
GTE Northwest, Inc.:
5.55% due 10/15/08	60,000	61,518
ICO North America, Inc.:
7.50% due 08/15/09 (1)(6)	20,000	21,200
LCI International, Inc.:
7.25% due 06/15/07	475,000	467,875
Motorola, Inc.:
6.50% due 09/01/25	286,000	320,080
Sprint Capital Corp.:
6.88% due 11/15/28	132,000	151,265
Triton PCS, Inc.:
8.50% due 06/01/13	25,000	23,812
Verizon New York, Inc., Series B:
7.38% due 04/01/32	187,000	219,287

		2,140,298

Tobacco - 0.11%

Alliance One International, Inc.:
12.75% due 11/15/12 *	200,000	188,000

Utilities - Electric - 1.69%

Calpine Corp.:
4.75% due 11/15/23	950,000	625,812
8.75% due 07/15/13 *	100,000	74,000
Centerpoint Energy, Inc.:
5.88% due 06/01/08	130,000	134,090
Consolidated Edison, Inc.:
3.63% due 08/01/08	120,000	117,763
Consolidated Natural Gas Co.:
5.38% due 11/01/06	137,000	138,656
Dominion Resources, Inc.:
5.95% due 06/15/35	75,000	78,339
FirstEnergy Corp.:
6.45% due 11/15/11	69,000	74,734
Florida Power Corp.:
4.50% due 06/01/10	59,000	59,086
Georgia Power Co.:
6.20% due 02/01/06	150,000	151,268
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	38,000	44,211
Indiantown Cogeneration, LP:
9.26% due 12/15/10	64,675	71,151
MidAmerican Energy Holdings Co.:
5.00% due 02/15/14	107,000	107,604
Mission Energy Holding Co.:
13.50% due 07/15/08	150,000	178,500
Old Dominion Electric Cooperative:
5.68% due 12/01/28	50,000	52,523
Pepco Holding, Inc.:
5.50% due 08/15/07	111,000	113,175
Potomac Edison Co.:
5.35% due 11/15/14 *	168,000	174,322
PSI Energy, Inc.:
7.85% due 10/15/07	180,000	192,047
Reliant Energy, Inc.:
6.75% due 12/15/14	50,000	49,250
Reliant Resources, Inc.:
9.50% due 07/15/13	100,000	111,250
Southern Energy Corp.:
7.90% due 07/15/09 *+(8)(13)	125,000	128,438
Virginia Electric and Power Co.:
4.10% due 12/15/08	144,000	142,395
5.75% due 03/31/06	137,000	138,284

		2,956,898

Utilities - Gas, Pipeline - 0.07%

NGC Corp. Capital Trust I:
8.32% due 06/01/27	125,000	113,125

Total Corporate Bonds
(Cost $24,635,425)		24,729,011

FOREIGN BONDS & NOTES - 1.35%
Banks - 0.20%

HBOS Treasury Services PLC:
3.50% due 11/30/07 *	233,000	229,367
NIB Capital Bank NV:
5.82% due 12/31/49 *(3)	120,000	126,433

		355,800

Broadcasting - 0.12%

Telenet Group Holding NV:
11.50% due 06/15/14 *(4)	250,000	201,875

Conglomerates - 0.04%

Tyco International Group SA:
6.88% due 01/15/29	65,000	77,537

Drugs - 0.07%
Elan Finance PLC/Elan Finance Corp.:
7.75% due 11/15/11 *	140,000	123,200

Finance Companies - 0.04%

FBG Finance, Ltd.:
5.88% due 06/15/35 *	75,000	76,765

Financial Services - 0.15%

Nationwide Building Society:
2.63% due 01/30/07 *	141,000	137,971
Nell AF SARL:
8.38% due 08/15/15 *	125,000	126,406

		264,377

Government Agencies - 0.06%

Government of United Kingdom:
2.25% due 07/08/08 *	110,000	105,210

Insurance - 0.06%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	100,000	99,000

Machinery - 0.03%

Atlas Copco AB:
6.50% due 04/01/08 *	56,000	58,372

Metals - 0.07%

Noranda, Inc.:
8.38% due 02/15/11	100,000	115,300

Oil & Gas - 0.15%

ChevronTexaco Capital Co.:
3.50% due 09/17/07	75,000	74,180
EnCana Corp.:
6.50% due 08/15/34	25,000	29,129
Nexen, Inc.:
5.88% due 03/10/35	79,000	80,180
Petro-Canada:
5.95% due 05/15/35	76,000	79,719

		263,208

Paper/Forest Products - 0.04%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	60,000	61,350

Retail - 0.05%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	80,000	82,000

Telecommunications - 0.27%

British Telecommunications PLC:
7.88% due 12/15/05	26,000	26,268
Deutsche Telekom International Finance BV:
8.75% due 06/15/30	99,000	133,761
Telus Corp.:
8.00% due 06/01/11	50,000	58,160
7.50% due 06/01/07	243,000	255,419

		473,608

Total Foreign Bonds & Notes
(Cost $2,317,054)		2,357,602

UNITED STATES GOVERNMENT BONDS - 15.42%
Government Agencies - 14.22%

Federal Farm Credit Banks:
2.38% due 10/02/06	183,000	179,911
2.50% due 03/15/06	124,000	123,092
Federal Home Loan Bank:
3.88% due 12/20/06	370,000	369,428
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	164,000	163,138
4.50% due 11/01/18	673,634	669,199
4.50% due 07/01/19	356,142	353,567
5.00% due 03/01/19	349,947	352,786
5.00% due 07/01/19	736,057	742,027
5.00% due 10/01/33	33,859	33,714
5.00% due 03/01/34	746,924	742,651
5.50% due 10/01/33	20,391	20,637
5.50% due 01/01/35	866,559	876,435
6.00% due 11/01/33	16,227	16,793
6.00% due 07/01/35	480,153	491,565
6.50% due 11/01/33	137,679	142,434
6.88% due 09/15/10	257,000	288,270
7.00% due 06/01/32	174,982	183,092
7.50% due 04/01/31	256,463	272,423
8.00% due 04/01/30	17,641	18,881
8.00% due 04/01/30	16,392	17,544
8.00% due 07/01/30	352	377
8.00% due 12/01/30	73,902	79,096
Federal National Mtg. Assoc.:
3.00% due 03/02/07	600,000	591,329
3.38% due 05/15/07	390,000	385,871
3.41% due 08/30/07	370,000	365,015
4.50% due 02/01/18	377,983	375,375
4.50% due 06/01/18	152,963	151,907
4.50% due 02/01/35	582,094	565,264
4.68% due 04/01/35 (3)	1,143,360	1,144,863
5.00% due 09/01/18	202,562	204,159
5.00% due 10/01/18	555,251	559,627
5.00% due 03/01/20	459,889	463,357
5.00% due 11/01/33	36,271	36,127
5.00% due 03/01/34	2,981,951	2,965,754
5.50% due 03/01/18	341,881	349,488
5.50% due 05/01/18	24,640	25,233
5.50% due 06/01/20	395,432	404,111
5.50% due 12/01/33	2,719,905	2,750,396
5.50% due 05/01/34	1,211,791	1,225,375
6.00% due 05/15/11	375,000	409,316
6.00% due 12/01/16	250,838	259,072
6.00% due 05/01/17	166,322	171,795

6.00% due 12/01/33	673,136	689,650
6.00% due 08/01/34	1,043,813	1,068,522
6.00% due 10/01/34	1,039,060	1,063,740
6.00% due 06/01/35	997,815	1,021,531
6.50% due 02/01/17	163,271	169,266
6.50% due 08/01/31	187,218	194,012
6.50% due 07/01/32	37,076	38,398
6.50% due 07/01/32	219,326	227,143
7.00% due 09/01/31	137,762	144,541
7.50% due 06/01/15	39,258	41,578
Government National Mtg. Assoc.:
6.00% due 02/15/29	11,737	12,123
6.00% due 04/15/29	105,125	108,581
6.00% due 06/15/29	58,763	60,708
6.50% due 02/15/29	200,910	209,776
6.50% due 04/15/31	141,807	147,998
Tennessee Valley Auth.:
4.65% due 06/15/35	149,000	149,014

		24,887,075

Government Obligations - 1.20%

United States Treasury Bonds:
5.38% due 02/15/31	433,000	507,659
6.25% due 08/15/23	342,000	423,786
6.88% due 08/15/25	190,000	254,392
7.25% due 08/15/22	89,000	120,366
United States Treasury Notes:
0.88% due 04/15/10 TIPS (9)	135,520	132,339
2.00% due 05/15/06	29,000	28,650
2.00% due 01/15/14 TIPS (9)	252,629	260,425
2.38% due 08/15/06	83,000	81,907
2.50% due 10/31/06	39,000	38,426
2.63% due 05/15/08	66,000	63,976
3.25% due 08/15/08	70,000	68,868
3.38% due 11/15/08	72,000	70,985
3.88% due 05/15/10	27,000	27,005
5.00% due 08/15/11	19,000	20,106

		2,098,890

Total United States Government Bonds
(Cost $26,891,521)		26,985,965

Total Long-Term Investment Securities
(Cost $142,583,661)		154,926,714

SHORT-TERM INVESTMENTS - 6.49%
Commercial Paper - 5.33%

Norddeutsche Landesbank Girozentrale:
3.59% due 09/19/05@	4,000,000	3,992,920
UBS Finance, Inc.:
3.61% due 09/01/05@	5,347,000	5,347,000

		9,339,920

Government Obligations - 0.97%

United States Treasury Bills:
3.29% due 09/22/05@	30,000	29,943
3.30% due 09/29/05@	215,000	214,457
3.31% due 09/22/05@	30,000	29,943
3.31% due 09/29/05@	350,000	349,110
3.33% due 10/20/05@	400,000	398,209
3.43% due 11/03/05@	675,000	671,091

		1,692,753
Time Deposit - 0.19%

Euro Time Deposit with State Street Bank & Trust Co.:
1.25% due 09/01/05@	328,000	328,000

Total Short-Term Investment Securities
(Cost $11,360,590)		11,360,673

REPURCHASE AGREEMENT - 1.22%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $2,135,199 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $2,195,256 (Cost $2,135,000)@	2,135,000	2,135,000

TOTAL INVESTMENTS
(Cost $156,079,251) (14)	96.22%	168,422,387
Other assets less liabilities	3.78%	6,607,849

NET ASSETS	100.00%	$175,030,236

TIPS -	Treasury Inflation Protected Security

Pass Through - These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $6,234,614 representing 3.56% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2005.
(4)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate.
Rate shown reflects the increased rate.
(5)	Commercial Mortgage-Backed Security
(6)	Illiquid security
(7)	Variable rate security - the rate reflected is as of August 31, 2005; maturity date reflects next reset date.
(8)	Bond in default
(9)	Principal amount of security is adjusted for inflation.
(10)	Company has filed Chapter 11 subsequent to August 31, 2005.
(11)	Bond in default subsequent to August 31, 2005.
(12)	Collateralized Mortgage Obligation
(13)	Company has filed for Chapter 11 bankruptcy protection.
(14)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2005	Unrealized Appreciation (Depreciation)
2 Long	S & P 500 Index	September 2005	$611,200	$610,700	$(500)
2 Long	S & P 500 Index	September 2005	914,125	916,050	1,925
63 Long	S & P 500 Index	September 2005	17,905,475	18,015,650	110,175

					$111,600

See Notes to Schedule of Investments

BLUE CHIP GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.92%
Advertising - 0.32%

Omnicom Group, Inc.	2,000	$160,880

Aerospace/Defense - 1.86%

General Dynamics Corp.	1,900	217,721
Honeywell International, Inc.	10,100	386,628
Lockheed Martin Corp.	4,300	267,632
Rockwell Collins, Inc.	1,400	67,382

		939,363

Automotive - 2.07%

Danaher Corp.	19,540	1,046,562

Banks - 4.70%

Bank of New York Co., Inc.	2,100	64,197
Mellon Financial Corp.	8,900	288,805
Northern Trust Corp.	9,900	493,416
State Street Bank & Trust Co.	17,100	826,443
U.S. Bancorp	7,070	206,585
UBS AG (2)	900	73,921
Wells Fargo & Co.	7,000	417,340

		2,370,707

Beverages - 1.35%

Coca-Cola Co.	5,330	234,520
PepsiCo, Inc.	8,140	446,479

		680,999

Broadcasting - 1.53%

Comcast Corp., Special Class A+	13,400	404,412
Liberty Media Corp.+	19,900	165,369
Rogers Communications, Inc.	5,500	204,215

		773,996

Chemical - 0.57%

Monsanto Co.	4,500	287,280

Commercial Services - 0.88%

Accenture, Ltd., Class A+	8,500	207,400
Cendant Corp.	5,600	113,904
Paychex, Inc.	3,600	122,868

		444,172

Conglomerates - 3.93%

General Electric Co.	45,250	1,520,853
Tyco International, Ltd.	16,600	461,978

		1,982,831

Drugs - 2.75%

Abbott Laboratories	1,910	86,198
Caremark Rx, Inc.+	5,500	257,015
Novartis AG (2)	400	19,464
Pfizer, Inc.	17,320	441,141
Schering-Plough Corp.	3,100	66,371
Sepracor, Inc.+	2,100	105,420
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,200	71,368
Wyeth	7,420	339,762

		1,386,739

Electronics/Electrical Equipment - 0.46%

Harman International Industries, Inc.	1,200	124,080
Samsung Electronics Co., Ltd. (2)	200	105,686
Symbol Technologies, Inc.	81	743

		230,509

Finance Companies - 0.72%

SLM Corp.	7,300	363,175

Financial Services - 9.89%

American Express Co.	11,600	640,784
Ameritrade Holding Corp.+	17,800	354,220
Charles Schwab Corp.	25,900	350,427
Citigroup, Inc.	29,386	1,286,225
Franklin Resources, Inc.	8,500	683,740
Goldman Sachs Group, Inc.	3,900	433,602
Legg Mason, Inc.	6,100	637,633
Merrill Lynch & Co., Inc.	8,800	503,008
Morgan Stanley	2,000	101,740

		4,991,379

Foods - 0.38%

Sysco Corp.	5,750	191,935

Freight - 0.13%

United Parcel Service, Inc., Class B	930	65,928

Hospital Supplies - 3.86%

Johnson & Johnson	9,770	619,320
Medtronic, Inc.	13,100	746,700
St. Jude Medical, Inc.+	6,420	294,678
Stryker Corp.	5,300	289,115

		1,949,813

Household Products - 1.78%

Fortune Brands, Inc.	1,800	156,564
Gillette Co.	9,750	525,232
Procter & Gamble Co.	3,870	214,708

		896,504

Information Processing - Hardware - 2.91%

Dell, Inc.+	26,190	932,364
EMC Corp.+	23,400	300,924
International Business Machines Corp.	300	24,186
Juniper Networks, Inc.+	9,370	213,074

		1,470,548

Information Processing - Services - 4.73%

Affiliated Computer Services, Inc., Class A+	150	7,793
eBay, Inc.+	7,940	321,491
Expedia, Inc.+#	3,950	87,927
First Data Corp.	8,900	369,795
Fiserv, Inc.+	4,650	208,645
Google, Inc.+	1,800	514,800
IAC/InterActiveCorp+	3,950	96,972
Symantec Corp.+	10,304	216,178
Yahoo!, Inc.+	16,940	564,780

		2,388,381

Information Processing - Software - 6.11%

Adobe Systems, Inc.	8,420	227,677
Automatic Data Processing, Inc.	9,900	423,225
ChoicePoint, Inc.+	1,800	77,274
Intuit, Inc.+	4,700	215,448
Microsoft Corp.	62,230	1,705,102
Oracle Corp.+	33,450	433,846

		3,082,572

Insurance - 7.56%

AFLAC, Inc.	1,100	47,542
American International Group, Inc. (1)	3,000	177,600
Hartford Financial Services Group, Inc.	6,300	460,215
Marsh & McLennan Cos., Inc.	10,200	286,110
UnitedHealth Group, Inc.	32,580	1,677,870
WellPoint, Inc.+	15,160	1,125,630
Willis Group Holdings, Ltd.#	1,100	38,500

		3,813,467

Leisure & Tourism - 3.58%

Carnival Corp.	12,200	601,948
Harrah’s Entertainment, Inc.	3,500	243,460
International Game Technology	11,800	327,096
Marriott International, Inc., Class A	3,700	233,877
McDonald’s Corp.	4,600	149,270
Wynn Resorts, Ltd.+#	5,300	252,916

		1,808,567

Machinery - 0.67%

Deere & Co.	5,200	339,976

Medical - Biomedical/Gene - 3.32%

Amgen, Inc.+	12,420	992,358
Biogen Idec, Inc.+	2,200	92,730
Genentech, Inc.+	6,290	590,883

		1,675,971

Medical Technology - 0.76%

Biomet, Inc.	5,500	202,895
Quest Diagnostics, Inc.	2,100	104,958
Zimmer Holdings, Inc.+	900	73,953

		381,806

Metals - 0.34%

BHP Billiton, Ltd. (2)	5,500	86,064
Nucor Corp.	1,500	84,720

		170,784

Multimedia - 3.19%

E.W. Scripps Co., Class A	5,600	280,000
McGraw-Hill Cos., Inc.	3,600	173,592
News Corp., Class A	21,100	342,031
Time Warner, Inc.	25,900	464,128
Viacom, Inc., Class B	10,228	347,650

		1,607,401

Oil & Gas - 6.36%

Baker Hughes, Inc.	11,000	646,250
BJ Services Co.	2,500	157,700
Exxon Mobil Corp.	7,900	473,210
Murphy Oil Corp.	3,300	180,345
Schlumberger, Ltd.	10,000	862,300
Smith International, Inc.	15,400	534,996
Total SA Sponsored ADR	1,700	224,128
Transocean, Inc.+	2,200	129,888

		3,208,817

Railroads & Equipment - 0.01%

Union Pacific Corp.	100	6,827

Retail - 7.20%

Amazon.com, Inc.+	6,800	290,360
Best Buy Co., Inc.	8,010	381,757
CVS Corp.	6,800	199,716
Home Depot, Inc.	17,850	719,712
Kohl’s Corp.+	9,600	503,520
Target Corp.	13,525	726,969
Wal-Mart Stores, Inc.	18,060	811,977

		3,634,011

Schools - 1.23%

Apollo Group, Inc., Class A+	7,882	619,998

Semiconductors - 6.34%

Analog Devices, Inc.	11,620	423,549
Intel Corp.	31,170	801,692
KLA-Tencor Corp.	1,700	86,292
Linear Technology Corp.	3,700	140,341
Marvell Technology Group, Ltd.+	5,900	278,421
Maxim Integrated Products, Inc.	14,550	620,557
Microchip Technology, Inc.	1,600	49,792
Texas Instruments, Inc.	12,110	395,755
Xilinx, Inc.	14,430	405,339

		3,201,738

Telecommunications - 4.95%

America Movil SA de CV ADR	9,900	217,800
American Tower Corp., Class A+	6,300	150,192
Cisco Systems, Inc.+	32,240	568,069
Corning, Inc.+	18,600	371,256
Nextel Partners, Inc., Class A+	2,600	68,224
Nokia OYJ Sponsored ADR	22,000	346,940
QUALCOMM, Inc.	8,920	354,213
Research In Motion, Ltd.+	2,100	164,409
TELUS Corp.	6,900	254,955

		2,496,058

Therapeutics - 0.90%

Gilead Sciences, Inc.+	10,620	456,660

Tobacco - 0.43%

Altria Group, Inc.	3,080	217,756

Utilities - Communication - 1.15%

Sprint Corp.	22,308	578,446

Total Long-Term Investment Securities
(Cost $43,162,461)		49,922,556

SHORT-TERM INVESTMENT SECURITIES - 2.41%
Collective Investment Pool - .66%

Securities Lending Quality Trust (3)	$333,450	333,450

Registered Investment Companies - 1.75%

T. Rowe Price Reserve Investment Fund	885,016	885,016

Total Short-Term Investment Securities
(Cost $1,218,466)		1,218,466

TOTAL INVESTMENTS
(Cost $44,380,927) (4)	101.33%	51,141,022
Liabilities in excess of other assets	(1.33)%	(672,566)

NET ASSETS	100.00%	$50,468,456

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	Security was valued using fair value procedures at August 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 4 for cost of investment on a tax basis.

See Notes to Schedule of Investments

CAPITAL CONSERVATION FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED SECURITIES - 6.93%
Finance Companies - 1.09%

Wachovia Bank Commercial Mtg. Trust, Series 2005-WL5A, Class B:
3.80% due 01/15/18 *(1)(2)	$900,000	$898,966

Financial Services - 5.84%

American Express Credit Account Master Trust, Series 2005-J, Class B:
3.86% due 03/16/15 (2)	130,000	130,000
Banc of America Commercial Mtg. Inc., Series 2005-3, Class AJ:
4.77% due 07/10/43 (1)(4)	500,000	500,485
Bear Stearns Asset Backed Securities, Inc., Series 2005-HE4, Class 1A1:
3.74% due 04/25/35 (2)	231,504	231,517
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-C1, Class A2:
6.02% due 02/14/31 (1)	250,000	262,111
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	270,000	269,842
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF6B:
5.55% due 08/25/35 (1)(6)	39,000	38,999
DLJ Commercial Mtg. Corp., Series 1998-ST1, Class R1:
7.34% due 10/10/32 (1)	1,000,000	1,105,220
Granite Mortgages PLC, Series 2003-3, Class 1A3:
3.82% due 01/20/44 (1)(2)	250,000	250,572
GS Mtg. Securities Corp. II, Series 2005-GG4, Class AJ:
4.78% due 07/10/39 (1)	500,000	501,926
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class A2:
3.73% due 07/15/18 *(1)(2)(6)	350,000	350,000
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class B:
3.78% due 07/15/18 *(1)(2)(6)	350,000	350,000
Morgan Stanley Capital I, Series 2005-T19, Class D:
5.29% due 9/12/05 (1)(4)	175,000	179,183
Morgan Stanley Capital I, Series 2005-T19, Class AJ:
4.99% due 9/12/05 (1)(4)	400,000	407,648
Morgan Stanley Capital I, Series 2005-T19, Class B:
5.06% due 9/12/05 (1)(4)	150,000	152,311
Morgan Stanley Capital I, Series 2005-T19, Class C:
5.16% due 9/12/05 (1)(4)	100,000	101,718

		4,831,532

Total Asset-Backed Securities
(Cost $5,717,199)		5,730,498

CORPORATE BONDS - 40.30%
Advertising - 0.09%

Affinity Group, Inc.:
9.00% due 02/15/12	70,000	72,625

Aerospace/Defense - 0.31%

Raytheon Co.:
6.75% due 08/15/07	247,000	257,375

Airlines - 0.89%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	230,000	218,449
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	312,985	317,924
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19	158,310	168,230
Delta Air Lines, Inc.:
8.30% due 12/15/29 # (10)(11)	75,000	12,562
10.00% due 08/15/08 (10)(11)	100,000	18,250

		735,415

Automotive - 0.28%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14 #	25,000	22,750
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	82,000	81,288
Ford Motor Co.:
6.38% due 02/01/29	96,000	70,175
7.45% due 07/16/31	75,000	59,972

		234,185

Banks - 2.66%

American Express Centurion Bank:
3.73% due 11/16/09 (2)	137,000	136,035
Bank of America Corp.:
7.80% due 09/15/16	165,000	205,924
BankBoston Captial Trust IV:
3.97% due 06/08/28 (2)	201,000	194,005
Canadian Imperial Bank of Commerce:
4.38% due 07/28/08	170,000	170,386
Chemical Bank:
6.13% due 11/01/08	151,000	158,789
Credit Suisse First Boston:
6.50% due 05/01/08 *	137,000	144,295
First Maryland Capital II:
4.54% due 02/01/27 (2)	177,000	172,982
HSBC Bank USA:
5.63% due 08/15/35	90,000	92,851
Key Bank NA:
7.00% due 02/01/11 #	105,000	117,105
PNC Funding Corp.:
5.75% due 08/01/06	241,000	243,922
Popular North America, Inc.:
4.25% due 04/01/08	259,000	257,635

US Bank NA:
3.90% due 08/15/08	34,000	33,663
Wachovia Corp.:
5.50% due 08/01/35	180,000	185,087
Wells Fargo & Co.:
3.51% due 09/15/09 (2)#	86,000	86,082

		2,198,761

Beverages - 0.31%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	189,000	256,996

Broadcasting - 2.04%

Chancellor Media Corp.:
8.00% due 11/01/08	207,000	225,806
Charter Communications Holdings LLC:
11.13% due 01/15/11	275,000	211,062
Clear Channel Communications, Inc.:
6.88% due 06/15/18	170,000	178,210
Cox Communications, Inc.:
7.63% due 06/15/25	98,000	116,793
7.75% due 11/01/10	356,000	400,040
Nexstar Finance, Inc.:
7.00% due 01/15/14	150,000	138,000
Paxson Communications Corp.:
12.25% due 01/15/09 (3)	280,000	270,900
Young Broadcasting, Inc.:
10.00% due 03/01/11 #	150,000	144,375

		1,685,186

Chemical - 1.97%

BCI US Finance Corp.:
9.10% due 07/15/10 *(2)	225,000	229,500
Dow Chemical Co.:
7.38% due 03/01/23	185,000	229,379
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	34,000	33,934
Eastman Chemical Co.:
6.30% due 11/15/18	160,000	175,032
ICI North America, Inc.:
8.88% due 11/15/06	161,000	168,992
Lubrizol Corp.:
5.88% due 12/01/08	95,000	98,580
6.50% due 10/01/34	90,000	100,994
Monsanto Co.:
5.50% due 07/30/35	395,000	403,154
Rohm & Haas Co.:
7.85% due 07/15/29	138,000	189,304

		1,628,869

Commercial Services - 1.52%

Hertz Corp.:
4.70% due 10/02/06 #	249,000	246,887
6.90% due 08/15/14	142,000	134,133
7.40% due 03/01/11	302,000	298,862
7.63% due 06/01/12 #	59,000	58,479
PHH Corp.:
6.00% due 03/01/08	228,000	233,887
Rent-Way, Inc.:
11.88% due 06/15/10	250,000	281,875

		1,254,123

Conglomerates - 0.65%

Ingersoll-Rand Co., Ltd.:
4.75% due 05/15/15	150,000	151,036
Tyco International Group SA:
6.75% due 02/15/11	348,000	383,227

		534,263

Drugs - 0.31%

American Home Products Corp.:
6.95% due 03/15/11	111,000	123,220
Merck & Co., Inc.:
2.50% due 03/30/07	137,000	133,358

		256,578

Finance Companies - 3.89%

Caterpillar Financial Services Corp.:
4.30% due 06/01/10	170,000	169,633
4.70% due 03/15/12	172,000	174,283
Ford Motor Credit Co.:
5.70% due 01/15/10 #	111,000	104,238
5.80% due 01/12/09	238,000	227,759
6.38% due 11/05/08 #	213,000	207,980
7.00% due 10/01/13 #	75,000	71,896
General Motors Acceptance Corp.:
5.53% due 12/01/14 (2)	100,000	87,003
6.75% due 12/01/14 #	37,000	34,031
7.00% due 02/01/12 #	266,000	250,954
8.00% due 11/01/31	515,000	476,451
Household Finance Corp.:
4.75% due 07/15/13	331,000	330,809
6.38% due 10/15/11	228,000	248,344
John Deere Capital Corp.:
4.50% due 08/25/08	396,000	398,078
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08 #	201,000	199,568
SLM Corp., Series A:
3.81% due 07/27/09 (2)	80,000	79,954
Xlliac Global Funding:
4.80% due 08/10/10 *	160,000	161,251

		3,222,232

Financial Services - 4.56%

Associates Corp. of North America:
6.95% due 11/01/18	80,000	96,088
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	331,000	332,565
5.20% due 08/15/15 *	228,000	230,626
6.40% due 12/15/11 *	332,000	361,637
Borden US Finance Corp.:
9.00% due 07/15/14 *	250,000	258,750

Credit Suisse First Boston USA, Inc.:
5.13% due 08/15/15	160,000	162,842
General Electric Capital Corp.:
2.80% due 01/15/07	285,000	279,666
5.38% due 03/15/07 #	228,000	232,312
6.75% due 03/15/32	276,000	336,726
JPMorgan Chase & Co.:
6.63% due 03/15/12	221,000	245,784
MBNA Corp.:
4.63% due 09/15/08	265,000	267,328
Merrill Lynch & Co., Inc.:
4.79% due 08/04/10	128,000	129,276
Pricoa Global Funding I:
4.63% due 06/25/12 *	85,000	85,158
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	101,107
Residential Capital Corp.:
6.38% due 06/30/10 *	336,000	342,988
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06 #	34,000	34,307
Transamerica Finance Corp.:
6.40% due 09/15/08	86,000	91,037
Tyco International Group SA Participation Certificate Trust:
4.44% due 06/15/07 *	189,000	189,090

		3,777,287

Foods - 0.65%

American Stores Co.:
7.90% due 05/01/17	61,000	70,498
8.00% due 06/01/26	224,000	259,398
Bunge, Ltd. Finance Corp.:
5.10% due 07/15/15 *	207,000	208,587

		538,483

Funeral Services - 0.09%

Service Corp. International:
6.75% due 04/01/16	75,000	75,937

Healthcare - 0.21%

CDRV Investors, Inc.:
9.63% due 01/01/15 (3)	95,000	55,100
Psychiatric Solutions, Inc.:
7.75% due 07/15/15 *	110,000	114,675

		169,775

Heavy Duty Trucks/Parts - 0.14%

Dana Corp.:
5.85% due 01/15/15	85,000	75,590
Dura Operating Corp.:
8.63% due 04/15/12 #	35,000	32,375
Navistar International Corp.:
6.25% due 03/01/12	7,000	6,720

		114,685

Home Builders - 0.19%

Centex Corp.:
4.88% due 08/15/08	160,000	161,037

Hospital Management - 0.37%

HCA, Inc.:
6.95% due 05/01/12	170,000	179,620
Tenet Healthcare Corp.:
6.50% due 06/01/12 #	50,000	47,250
Triad Hospitals, Inc.:
7.00% due 11/15/13	75,000	76,969

		303,839

Hospital Supplies - 0.20%

Universal Hospital Services, Inc.:
10.13% due 11/01/11	160,000	161,600

Household Products - 0.03%

Revlon Consumer Products Corp.:
8.63% due 02/01/08	25,000	24,313

Information Processing - Services - 0.11%

SunGard Data Systems, Inc.:
10.25% due 08/15/15 *	90,000	94,050

Information Processing - Software - 0.04%

Activant Solutions, Inc.:
9.50% due 04/01/10 *(2)	35,000	35,787

Insurance - 1.31%

Americo Life, Inc.:
7.88% due 05/01/13 *	121,000	128,025
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	221,000	214,840
Kingsway America, Inc.:
7.50% due 02/01/14	122,000	128,823
MIC Financing Trust I:
8.38% due 02/01/27 *	74,000	77,001
Ohio Casualty Corp.:
7.30% due 06/15/14	181,000	199,182
XL Capital, Ltd.:
5.25% due 09/15/14	332,000	334,119

		1,081,990

Leisure & Tourism - 1.10%

Circus & Eldorado Joint Venture:
10.13% due 03/01/12	150,000	158,250
Hilton Hotels Corp.:
7.95% due 04/15/07	275,000	289,334
MGM Mirage, Inc.:
5.88% due 02/27/14 #	175,000	168,875
Riviera Holdings Corp.:
11.00% due 06/15/10 (5)	50,000	54,500
Seneca Gaming Corp.:
7.25% due 05/01/12 *	10,000	10,400
Six Flags, Inc.:
4.50% due 05/15/15	100,000	127,250

Worldspan Financing Corp.:
10.04% due 02/15/11 *(2)#	110,000	103,950

		912,559

Medical - Biomedical/Gene - 0.48%

Genetech, Inc.:
5.25% due 07/15/35 *	394,000	398,144

Metals - 0.09%

Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	70,000	71,400

Multimedia - 0.89%

News America, Inc.:
7.30% due 04/30/28	90,000	104,127
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	180,000	226,439
Time Warner, Inc.:
6.63% due 05/15/29	197,000	214,310
Viacom, Inc.:
4.63% due 05/15/18	208,000	190,919

		735,795

Oil & Gas - 2.03%

El Paso Production Holding Co.:
7.75% due 06/01/13	370,000	391,275
Encore Acquisition Co.:
6.00% due 07/15/15 *	47,000	45,825
6.25% due 04/15/14	28,000	27,860
Enterprise Products Operating LP:
4.95% due 06/01/10	170,000	169,916
Hanover Compressor Co.:
9.00% due 06/01/14	100,000	110,250
Hilcorp Energy LP:
10.50% due 09/01/10 *	145,000	160,950
KeySpan Corp.:
4.90% due 05/16/08	420,000	425,475
Pennzoil Co.:
10.25% due 11/01/05	130,000	131,135
PTT PLC:
5.88% due 08/03/35 *	110,000	109,471
Seitel, Inc.:
11.75% due 07/15/11	100,000	111,500

		1,683,657

Paper/Forest Products - 0.34%

Georgia-Pacific Corp.:
8.00% due 01/15/14	80,000	87,600
Packaging Corp. of America:
5.75% due 08/01/13	92,000	91,365
Pliant Corp.:
11.13% due 09/01/09	106,000	98,845

		277,810

Railroads & Equipment - 0.96%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	96,000	124,401
8.13% due 04/15/20	371,000	487,395
Norfolk Southern Corp.:
5.59% due 05/17/25	176,000	182,962

		794,758

Real Estate - 0.53%

Brascan Corp.:
8.13% due 12/15/08	181,000	200,783
EOP Operating LP:
8.38% due 03/15/06	236,000	240,952

		441,735

Real Estate Investment Trusts - 0.75%

Equity One ABS, Inc.:
4.21% due 04/25/34	550,000	535,331
Nationwide Health Properties, Inc.:
6.00% due 05/20/15	80,000	81,899

		617,230

Retail - 0.71%

May Department Stores Co.:
7.45% due 09/15/11	172,000	195,281
Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	175,000	177,625
Wal-Mart Stores, Inc.:
5.25% due 09/01/35	216,000	217,958

		590,864

Savings & Loan - 0.77%

Charter One Bank FSB:
6.38% due 05/15/12	430,000	476,141
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	160,000	161,169

		637,310

Telecommunications - 3.39%

Alltel Corp.:
4.66% due 05/17/07	178,000	179,106
American Cellular Corp.:
10.00% due 08/01/11	300,000	319,500
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	431,000	498,142
Corning, Inc.:
5.90% due 03/15/14	84,000	87,321
6.85% due 03/01/29	84,000	90,065
GTE Northwest, Inc.:
5.55% due 10/15/08	80,000	82,024
ICO North America, Inc.:
7.50% due 08/15/09(6) (7)	30,000	31,800
LCI International, Inc.:
7.25% due 06/15/07	600,000	591,000
Motorola, Inc.:
6.50% due 09/01/25	393,000	439,830

Sprint Capital Corp.:
6.88% due 11/15/28	149,000	170,746
Triton PCS, Inc.:
8.50% due 06/01/13 #	25,000	23,812
Verizon New York, Inc., Series B:
7.38% due 04/01/32	250,000	293,165

		2,806,511

Tobacco - 0.31%

Alliance One International, Inc.:
12.75% due 11/15/12 *	275,000	258,500

Utilities - Electric - 4.94%

Calpine Corp.:
4.75% due 11/15/23 #	1,300,000	856,375
8.75% due 07/15/13 *#	150,000	111,000
Centerpoint Energy, Inc.:
5.88% due 06/01/08	170,000	175,349
Consolidated Edison, Inc.:
3.63% due 08/01/08	166,000	162,906
Consolidated Natural Gas Co.:
5.38% due 11/01/06	179,000	181,163
Dominion Resources, Inc.:
5.95% due 06/15/35	100,000	104,452
FirstEnergy Corp.:
6.45% due 11/15/11	92,000	99,646
Florida Power Corp.:
4.50% due 06/01/10	82,000	82,120
Georgia Power Co.:
6.20% due 02/01/06	200,000	201,690
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	60,000	69,806
Indiantown Cogeneration, LP:
9.26% due 12/15/10	77,233	84,967
MidAmerican Energy Holdings Co.:
5.00% due 02/15/14	143,000	143,807
Mission Energy Holding Co.:
13.50% due 07/15/08	200,000	238,000
Old Dominion Electric Cooperative:
5.68% due 12/01/28	76,000	79,835
Pepco Holding, Inc.:
5.50% due 08/15/07	162,000	165,174
Potomac Edison Co.:
5.35% due 11/15/14 *	231,000	239,693
PSI Energy, Inc.:
7.85% due 10/15/07	249,000	265,665
Reliant Energy, Inc.:
6.75% due 12/15/14	75,000	73,875
Reliant Resources, Inc.:
9.50% due 07/15/13	125,000	139,062
Southern Energy Corp.:
7.90% due 07/15/09 +*(8)(14)	175,000	179,812
TECO Energy, Inc.:
7.50% due 06/15/10	25,000	27,125
Virginia Electric and Power Co.:
4.10% due 12/15/08	227,000	224,470
5.75% due 03/31/06	181,000	182,697

		4,088,689

Utilities - Gas, Pipeline - 0.19%

NGC Corp. Capital Trust I:
8.32% due 06/01/27	175,000	158,375

Total Corporate Bonds
(Cost $33,147,390)		33,348,728

FOREIGN BONDS - 3.79%
Banks - 0.56%

HBOS Treasury Services PLC:
3.50% due 11/30/07 *	296,000	291,384
NIB Capital Bank NV:
5.82% due 12/31/49 *(2)	160,000	168,578

		459,962

Broadcasting - 0.34%

Telenet Group Holding NV:
11.50% due 06/15/14 *(3)	350,000	282,625

Conglomerates - 0.13%

Tyco International Group SA:
6.88% due 01/15/29	90,000	107,359

Drugs - 0.21%

Elan Finance PLC/Elan Finance Corp.:
7.75% due 11/15/11 *	195,000	171,600

Finance Companies - 0.12%

FBG Finance, Ltd.:
5.88% due 06/15/35 *	100,000	102,353

Financial Services - 0.47%

Nationwide Building Society:
2.63% due 01/30/07 *	221,000	216,251
Nell AF SARL:
8.38% due 08/15/15 *#	175,000	176,969

		393,220

Government Agencies - 0.23%

Government of United Kingdom:
2.25% due 07/08/08 *	197,000	188,421

Insurance - 0.17%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	140,000	138,600

Machinery - 0.10%

Atlas Copco AB:
6.50% due 04/01/08 *	81,000	84,431

Metals - 0.16%

Noranda, Inc.:
8.38% due 02/15/11	118,000	136,054

Oil & Gas - 0.32%

EnCana Corp.:
6.50% due 08/15/34	50,000	58,258
Nexen, Inc.:
5.88% due 03/10/35	102,000	103,523
Petro-Canada:
5.95% due 05/15/35	96,000	100,698

		262,479

Paper/Forest Products - 0.10%

Abitibi-Cons., Inc.:
8.55% due 08/01/10 #	80,000	81,800

Retail - 0.14%

Jean Coutu Group, Inc.:
8.50% due 08/01/14 #	110,000	112,750

Telecommunications - 0.74%

British Telecommunications PLC:
7.88% due 12/15/05	34,000	34,351
Deutsche Telekom International Finance BV:
8.75% due 06/15/30	122,000	164,837
Telus Corp.:
7.50% due 06/01/07	321,000	337,405
8.00% due 06/01/11	65,000	75,608

		612,201

Total Foreign Bonds
(Cost $3,121,319)		3,133,855

UNITED STATES GOVERNMENT BONDS - 46.69%
Government Agencies - 41.61%

Federal Farm Credit Banks:
2.38% due 10/02/06	330,000	324,429
Federal Home Loan Bank:
3.80% due 08/24/07	595,000	591,410
3.88% due 12/20/06	660,000	658,980
3.90% due 02/25/08	410,000	408,184
4.00% due 01/23/07	725,000	724,949
4.00% due 03/10/08	80,000	79,694
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	620,000	616,742
4.50% due 11/01/18	1,109,516	1,102,210
4.50% due 07/01/19	623,248	618,742
5.00% due 03/01/19	699,893	705,570
5.00% due 07/01/19	736,057	742,028
5.00% due 10/01/33	30,161	30,031
5.00% due 03/01/34	779,183	774,725
5.00% due 06/01/34	651,387	647,660
5.50% due 11/01/18	783,531	800,976
5.50% due 10/01/33	50,212	50,816
5.50% due 02/01/35	1,270,774	1,285,257
6.00% due 10/01/33	971,957	995,895
6.50% due 02/01/33	174,824	181,006
6.88% due 09/15/10	513,000	575,419
7.00% due 11/01/16	114,918	120,181
7.00% due 07/01/32	34,971	36,591
7.50% due 04/01/31	281,605	299,130
8.00% due 01/01/29	19,606	21,001
8.00% due 12/01/29	23,668	25,338
8.00% due 12/01/30	39,531	42,310
8.00% due 01/01/31	361	386
Federal National Mtg. Assoc.:
3.00% due 03/02/07	665,000	655,389
3.38% due 05/15/07	680,000	672,801
3.41% due 08/30/07	40,000	39,461
4.50% due 02/01/18	321,285	319,069
4.50% due 06/01/18	191,185	189,866
4.50% due 02/01/35	776,178	753,736
4.68% due 04/01/35 (2)	1,429,200	1,431,078
5.00% due 08/01/18	200,850	202,433
5.00% due 09/01/18	178,842	180,252
5.00% due 10/01/18	694,090	699,560
5.00% due 03/01/20	367,911	370,686
5.00% due 10/01/33	76,321	76,018
5.00% due 03/01/34	3,285,954	3,268,099
5.50% due 10/01/17	254,648	260,314
5.50% due 04/01/33	1,496,190	1,513,315
5.50% due 12/01/33	1,479,446	1,496,030
5.50% due 05/01/34	888,647	898,608
5.50% due 10/01/34	856,114	865,220
6.00% due 03/01/16	5,072	5,239
6.00% due 12/01/16	129,744	134,003
6.00% due 11/01/17	337,146	348,240
6.00% due 12/01/33	1,133,701	1,161,515
6.00% due 08/01/34	1,491,161	1,526,460
6.00% due 10/01/34	1,264,943	1,294,988
6.00% due 06/01/35	1,197,377	1,225,837
6.50% due 03/01/17	202,669	210,098
6.50% due 08/01/31	108,819	112,768
6.50% due 07/01/32	680,473	704,728
7.00% due 09/01/31	449,057	471,153
7.50% due 11/01/14	12,641	13,225
7.50% due 08/01/15	2,515	2,664
Government National Mtg. Assoc.:
6.00% due 03/15/29	53,198	54,948
6.00% due 04/15/29	72,045	74,414
6.50% due 07/15/32	209,954	219,099
6.50% due 09/15/32	302,679	315,862
Tennessee Valley Auth.:
4.65% due 06/15/35	201,000	201,019

		34,427,855

Government Obligations - 5.08%

United States Treasury Bonds:
5.38% due 02/15/31 #	654,000	766,764
6.25% due 08/15/23 #	684,000	847,572
7.13% due 02/15/23 #	886,000	1,189,905
7.25% due 08/15/22 #	244,000	329,991
9.38% due 02/15/06 #	217,000	223,112

United States Treasury Notes:
0.88% due 04/15/10 TIPS (9)	407,588	398,019
2.00% due 01/15/14 # TIPS (9)	302,102	311,425
2.25% due 02/15/07 #	16,000	15,647
4.25% due 08/15/14 #	72,000	73,212
5.00% due 08/15/11 #	48,000	50,796

		4,206,443

Total United States Government Bonds
(Cost $38,452,377)		38,634,298

Total Long-Term Investment Securities
(Cost $80,438,285)		80,847,379

SHORT-TERM INVESTMENT SECURITIES - 5.54%
Collective Investment Pool - 5.54%
Securities Lending Quality Trust (12)	4,583,085	4,583,085

REPURCHASE AGREEMENT - 1.28%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $1,058,099 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $1,092,684 (Cost $1,058,000)	1,058,000	1,058,000

TOTAL INVESTMENTS
(Cost $86,079,370) (13)	104.52%	86,488,464
Liabilities in excess of other assets	(4.52)%	(3,743,513)

NET ASSETS	100.00%	$82,744,951

TIPS -	Treasury Inflation Protected Security

Pass Through - These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

+	Non-income producing security

#	The security or a portion thereof is out on loan.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $8,336,280 representing 10.07% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Commercial Mortgage-Backed Security

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2005.

(3)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.

(4)	Variable rate security - the rate reflected is as of August 31, 2005; maturity date reflects next reset date.

(5)	Security represents an investment in an affiliated company (see Note 3).

(6)	Fair valued security (see Note 1)

(7)	Illiquid security

(8)	Bond in default

(9)	Principal amount of security is adjusted for inflation.

(10)	Company has filed for Chapter 11 bankruptcy protection subsequent to August 31, 2005.

(11)	Bond in default subsequent to August 31, 2005.

(12)	The security is purchased with the cash collateral received from securities loaned.

(13)	See Note 4 for cost of investments on a tax basis.

(14)	Company has filed for Chapter 11 bankruptcy protection.

See Notes to Schedule of Investments

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.99%
Aerospace/Defense - 4.75%

Boeing Co.	137,500	$9,215,250
General Dynamics Corp.	12,600	1,443,834
Honeywell International, Inc.	183,000	7,005,240
Lockheed Martin Corp.	56,000	3,485,440
United Technologies Corp.	75,200	3,760,000

		24,909,764

Banks - 7.11%

Bank of America Corp.	405,600	17,452,968
North Fork Bancorp., Inc.	91,000	2,501,590
PNC Financial Services Group	44,200	2,485,366
State Street Bank & Trust Co.	80,800	3,905,064
Wachovia Corp.	107,000	5,309,340
Wells Fargo & Co.	94,000	5,604,280

		37,258,608

Beverages - 2.84%

Coca-Cola Co.	118,700	5,222,800
PepsiCo, Inc.	176,050	9,656,343

		14,879,143

Broadcasting - 1.83%

Comcast Corp., Class A+	109,000	3,351,750
Comcast Corp., Special Class A+	206,400	6,229,152

		9,580,902

Chemical - 0.39%

E.I. du Pont de Nemours and Co.	51,000	2,018,070

Conglomerates - 4.15%

General Electric Co.	445,100	14,959,811
Tyco International, Ltd.	244,000	6,790,520

		21,750,331

Drugs - 6.58%

Abbott Laboratories	95,450	4,307,659
Bristol-Myers Squibb Co.	133,000	3,254,510
Eisai Ltd.	32,800	1,234,920
Eli Lilly & Co.	39,500	2,173,290
Merck & Co., Inc.	71,000	2,004,330
Pfizer, Inc.	310,450	7,907,161
Schering-Plough Corp.	225,100	4,819,391
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	194,000	6,293,360
Wyeth	54,600	2,500,134

		34,494,755

Electronics/Electrical Equipment - 0.37%

Fisher Scientific International, Inc.+	30,400	1,960,192

Financial Services - 5.84%

Capital One Financial Corp.	40,600	3,338,944
Citigroup, Inc.	230,933	10,107,937
Freddie Mac	112,000	6,762,560
JPMorgan Chase & Co.	182,000	6,167,980
Merrill Lynch & Co., Inc.	74,050	4,232,698

		30,610,119

Hospital Supplies - 4.26%

Cardinal Health, Inc.	70,000	4,172,700
Johnson & Johnson	94,800	6,009,372
Medtronic, Inc.	213,400	12,163,800

		22,345,872

Household Products - 4.25%

Avon Products, Inc.	179,000	5,874,780
Kimberly-Clark Corp.	53,000	3,302,960
Procter & Gamble Co.	236,300	13,109,924

		22,287,664

Information Processing - Hardware - 2.69%

Dell, Inc.+	96,100	3,421,160
EMC Corp.+	87,900	1,130,394
Hewlett-Packard Co.	173,000	4,802,480
International Business Machines Corp.	59,000	4,756,580

		14,110,614

Information Processing - Services - 2.34%

First Data Corp.	200,000	8,310,000
Yahoo!, Inc.+	118,800	3,960,792

		12,270,792

Information Processing - Software - 4.52%

Computer Associates International, Inc.	183,000	4,933,680
Intuit, Inc.+	21,000	962,640
Microsoft Corp.	648,800	17,777,120

		23,673,440

Insurance - 6.11%

ACE, Ltd.	110,000	4,885,100
Allstate Corp.	214,000	12,028,940
American International Group, Inc.(1)	38,775	2,295,480
Fidelity National Financial, Inc.	9,000	352,080
MetLife, Inc.	59,400	2,909,412
St. Paul Travelers Cos., Inc.	67,421	2,899,777

UnumProvident Corp.	79,500	1,535,940
WellPoint, Inc.+	68,600	5,093,550

		32,000,279

Leisure & Tourism - 2.66%

Carnival Corp.	171,000	8,437,140
Mattel, Inc.	204,000	3,678,120
Starwood Hotels & Resorts Worldwide, Inc., Class B	31,100	1,813,130

		13,928,390

Machinery - 1.02%

Caterpillar, Inc.	37,800	2,097,522
Ingersoll-Rand Co., Class A	31,900	2,539,878
Rockwell Automation, Inc.	14,000	728,560

		5,365,960

Medical - Biomedical/Gene - 1.78%

Amgen, Inc.+	81,400	6,503,860
Genzyme Corp.+	39,900	2,839,683

		9,343,543

Medical Technology - 1.21%

Baxter International, Inc.	157,700	6,360,041

Metals - 1.35%

Alcoa, Inc.	146,000	3,911,340
Rio Tinto PLC	22,000	3,149,300

		7,060,640

Multimedia - 3.21%

Time Warner, Inc.+	426,400	7,641,088
Viacom, Inc., Class B	270,600	9,197,694

		16,838,782

Oil & Gas - 10.86%

BP PLC ADR	92,000	6,290,960
ChevronTexaco Corp.	71,476	4,388,626
ConocoPhillips	96,500	6,363,210
ENSCO International, Inc.	43,000	1,756,980
Exxon Mobil Corp.	196,000	11,740,400
GlobalSantaFe Corp.	191,800	8,991,584
Halliburton Co.	93,100	5,769,407
Noble Energy, Inc.	24,000	2,115,360
Royal Dutch Shell PLC	77,000	5,001,920
Schlumberger, Ltd.	52,000	4,483,960

		56,902,407

Retail - 4.52%

Costco Wholesale Corp.	83,000	3,605,520
Gap, Inc.	115,000	2,186,150
Kohl’s Corp.+	109,000	5,717,050
Kroger Co.+	215,000	4,244,100
Lowe’s Cos., Inc.	49,800	3,202,638
Target Corp.	44,800	2,408,000
Wal-Mart Stores, Inc.	52,000	2,337,920

		23,701,378

Savings & Loan - 0.43%

Golden West Financial Corp.	37,200	2,268,828

Schools - 0.93%

Apollo Group, Inc., Class A+	62,000	4,876,920

Semiconductors - 2.66%

Analog Devices, Inc.	84,300	3,072,735
Freescale Semiconductor, Inc., Class B+	33,000	794,640
Intel Corp.	283,600	7,294,192
Texas Instruments, Inc.	85,800	2,803,944

		13,965,511

Telecommunications - 3.95%

Amdocs, Ltd.+	41,800	1,226,830
Cisco Systems, Inc.+	199,150	3,509,023
Corning, Inc.+	189,800	3,788,408
Motorola, Inc.	243,000	5,316,840
Nokia Oyj Sponsored ADR	141,300	2,228,301
QUALCOMM, Inc.	30,900	1,227,039
SBC Communications, Inc.	141,000	3,395,280

		20,691,721

Tobacco - 1.03%

Altria Group, Inc.	76,400	5,401,480

Utilities - Communication - 0.83%

Sprint Corp.	166,930	4,328,495

Utilities - Electric - 3.52%

FPL Group, Inc.	108,000	4,653,720
NiSource, Inc.	77,000	1,858,780
PG&E Corp.	82,200	3,084,144
Pinnacle West Capital Corp.	80,000	3,594,400
Southern Co.	153,200	5,270,080

		18,461,124

Total Long-Term Investment Securities (Cost $476,057,470)		513,645,765

REPURCHASE AGREEMENTS - 2.13%
Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $3,396,317 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $3,498,024	$3,396,000	3,396,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $7,786,727 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.80%, due 09/02/08 and having an approximate value of $7,944,832	7,786,000	7,786,000

Total Repurchase Agreements
(Cost $11,182,000)		11,182,000

TOTAL INVESTMENTS
(Cost $487,239,470) (2)	100.12%	524,827,765
Liabilities in excess of other assets	(0.12)%	(646,023)

NET ASSETS	100.00%	$524,181,742

ADR -	American Depository Receipt

+	Non-income producing

(1)	Security represents an investment in an affiliated company (See Note 3).

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 3.48%
Banks - 3.07%

American Express Centurion Bank:
3.73% due 11/16/09 (2)	$2,000,000	$1,985,914
SunTrust Bank:
5.40% due 04/01/20	2,000,000	2,100,500

		4,086,414

Financial Services - 0.41%

General Electric Capital Corp.:
6.00% due 06/15/12	500,000	541,041

Total Corporate Bonds
(Cost $4,525,747)		4,627,455

FOREIGN BONDS - 1.48%
Banks - 1.48%

HBOS Treasury Services PLC:
3.50% due 11/30/07 *
(Cost $1,998,698)	2,000,000	1,968,812

UNITED STATES GOVERNMENT BONDS - 94.09%
Government Agencies - 62.69%

Federal Farm Credit Banks:
2.38% due 10/02/06	2,388,000	2,347,686
2.50% due 03/15/06	4,855,000	4,819,456
2.63% due 12/15/05	6,000,000	5,980,866
Federal Home Loan Bank:
2.88% due 05/23/06	2,630,000	2,610,433
2.95% due 09/14/06	3,840,000	3,800,467
3.50% due 05/15/07	4,340,000	4,300,836
3.80% due 08/24/07	3,200,000	3,180,691
3.88% due 12/20/06	4,850,000	4,842,507
3.90% due 02/25/08	1,415,000	1,408,732
4.00% due 03/10/08	3,905,000	3,890,075
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	3,396,000	3,378,154
3.75% due 03/03/08	3,120,000	3,103,102
4.50% due 09/01/19	1,822,395	1,809,218
5.00% due 10/01/34	906,655	901,468
6.00% due 11/01/33	1,331,202	1,363,987
6.50% due 02/01/32	577,851	598,565
6.88% due 09/15/10	4,186,000	4,695,327
7.50% due 09/01/16	117,621	124,419
8.00% due 02/01/30	11,117	11,898
8.00% due 08/01/30	3,646	3,902
8.00% due 06/01/31	15,736	16,842
8.25% due 04/01/17	136	146
Federal National Mtg. Assoc.:
3.38% due 05/15/07	4,900,000	4,848,124
3.41% due 08/30/07	4,770,000	4,705,734
4.68% due 04/01/35 (2)	952,800	954,052
5.00% due 02/01/19	1,283,684	1,293,801
5.25% due 08/01/12	3,810,000	4,007,567
5.50% due 12/01/33	642,472	649,674
5.50% due 10/01/34	1,112,948	1,124,785
6.00% due 05/15/11	4,856,000	5,300,373
6.00% due 06/01/35	498,907	510,765
6.50% due 02/01/17	201,737	209,131
6.50% due 08/01/31	396,674	411,070
6.50% due 07/01/32	1,166,525	1,208,104
7.00% due 09/01/31	68,882	72,272
7.00% due 09/01/31	75,850	79,583
7.00% due 09/01/31	90,912	95,385
7.50% due 03/01/32	107,686	114,174
11.50% due 09/01/19	1,154	1,278
12.00% due 01/15/16	398	455
12.50% due 09/01/15	569	637
13.00% due 11/15/15	2,103	2,357
14.50% due 11/01/14	454	520
Government National Mtg. Assoc.:
6.00% due 01/15/32	254,753	262,916
6.50% due 08/15/31	743,244	775,691
7.50% due 02/15/29	31,811	33,870
7.50% due 07/15/30	1,809	1,925
7.50% due 01/15/31	23,026	24,503
7.50% due 02/15/31	14,629	15,567
Tennessee Valley Auth.:
4.65% due 06/15/35	3,400,000	3,400,320

		83,293,410

Government Obligations - 31.40%

United States Treasury Bonds:
2.38% due 01/15/25 # TIPS (3)	4,086,047	4,430,329
5.38% due 02/15/31 #	2,361,000	2,768,088
6.25% due 08/15/23 #	5,581,000	6,915,646
7.25% due 05/15/16 #	2,800,000	3,553,922
7.25% due 08/15/22 #	4,065,000	5,497,596
United States Treasury Bonds Strip:
Zero coupon due 08/15/24 #	2,040,000	885,746
United States Treasury Notes:
0.88% due 04/15/10 TIPS (3)	2,038,967	1,991,098
2.00% due 01/15/14 # TIPS (3)	1,510,510	1,557,122
3.88% due 05/15/10 #	1,000,000	1,000,195
4.00% due 02/15/15 #	3,500,000	3,489,745
4.13% due 05/15/15 #	6,800,000	6,843,826
4.88% due 02/15/12 #	2,650,000	2,791,401

		41,724,714
Total United States Government Bonds
(Cost $124,112,119)		125,018,124

Total Long-Term Investment Securities (Cost $130,636,564)		131,614,391

SHORT-TERM INVESTMENT SECURITIES - 8.62%
Collective Investment Pool - 8.48%

Securities Lending Quality Trust (1)	11,272,101	11,272,101

REPURCHASE AGREEMENT - 0.14%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $184,017 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 3.00%, due 08/15/07 and having an approximate value of $191,208

(Cost $184,000)	184,000	184,000

Total Short-Term Investment Securities
(Cost $11,456,101)		11,456,101

TOTAL INVESTMENTS
(Cost $142,092,665) (4)	107.67%	143,070,492
Liabilities in excess of other assets	(7.67)%	(10,191,249)

NET ASSETS	100.00%	$132,879,243

TIPS -	Treasury Inflation Protected Security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $1,968,812 representing 1.48% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down for each reset date. The rate reflected is as of August 31, 2005.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GROWTH & INCOME FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.28%
Aerospace/Defense - 8.10%

Alliant Techsystems, Inc.+	39,500	$3,038,735
General Dynamics Corp.	21,800	2,498,062
Goodrich Corp.	40,300	1,846,546
L-3 Communications Holdings, Inc.#	32,100	2,628,348
United Technologies Corp.	63,400	3,170,000

		13,181,691

Apparel & Products - 1.84%

Nike, Inc., Class B	38,000	2,998,580

Banks - 6.32%

Bank of America Corp.	112,600	4,845,178
U.S. Bancorp	103,500	3,024,270
Wells Fargo & Co.	40,600	2,420,572

		10,290,020

Beverages - 3.36%

Coca-Cola Co.	56,900	2,503,600
Diageo PLC Sponsored ADR#	51,300	2,960,523

		5,464,123

Broadcasting - 1.53%

Comcast Corp., Class A+	80,900	2,487,675

Chemical - 1.94%

E.I. du Pont de Nemours and Co.	79,600	3,149,772

Conglomerates - 5.93%

3M Co.	34,000	2,419,100
General Electric Co.	143,400	4,819,674
Tyco International, Ltd.	86,800	2,415,644

		9,654,418

Drugs - 2.99%

Pfizer, Inc.	124,500	3,171,015
Wyeth	37,200	1,703,388

		4,874,403

Financial Services - 8.23%

American Express Co.	52,700	2,911,148
Capital One Financial Corp.	38,700	3,182,688
Citigroup, Inc.	76,200	3,335,274
Freddie Mac	25,400	1,533,652
JPMorgan Chase & Co.	72,000	2,440,080

		13,402,842

Hospital Supplies - 5.35%

Johnson & Johnson	65,400	4,145,706
Medtronic, Inc.	80,000	4,560,000

		8,705,706

Household Products - 3.62%

Alberto-Culver Co., Class B	37,700	1,619,215
Estee Lauder Cos., Inc., Class A	43,100	1,740,809
Procter & Gamble Co.	45,600	2,529,888

		5,889,912

Information Processing - Hardware - 2.98%

Dell, Inc.+	44,900	1,598,440
International Business Machines Corp.	40,300	3,248,986
Seagate Technology, Inc.(1)	10,000	0

		4,847,426

Information Processing - Services - 1.56%

Symantec Corp.+	121,000	2,538,580

Information Processing - Software - 4.78%

Microsoft Corp.	196,300	5,378,620
Oracle Corp.+	185,000	2,399,450

		7,778,070

Insurance - 6.56%

Allstate Corp.	53,000	2,979,130
Chubb Corp.	34,000	2,956,640
UnitedHealth Group, Inc.	34,400	1,771,600
WellPoint, Inc.+	40,000	2,970,000

		10,677,370

Leisure & Tourism - 1.48%

Royal Caribbean Cruises, Ltd.#	56,500	2,413,680

Medical - Biomedical/Gene - 1.19%

Amgen, Inc.+	24,300	1,941,570

Multimedia - 5.20%

News Corp., Class A	203,000	3,290,630
Time Warner, Inc.	289,100	5,180,672

		8,471,302

Oil & Gas - 9.58%

ChevronTexaco Corp.	80,000	4,912,000
Exxon Mobil Corp.	120,300	7,205,970
Marathon Oil Corp.	54,000	3,472,740

		15,590,710

Retail - 2.93%

Home Depot, Inc.	60,400	2,435,328
Wal-Mart Stores, Inc.	51,800	2,328,928

		4,764,256

Semiconductors - 4.03%

Applied Materials, Inc.	181,500	3,323,265
Intel Corp.	125,900	3,238,148

		6,561,413

Telecommunications - 3.02%

Cisco Systems, Inc.+	92,700	1,633,374
Verizon Communications, Inc.	100,100	3,274,271

		4,907,645

Tobacco - 1.52%

Altria Group, Inc.	35,100	2,481,570

Utilities - Electric - 3.24%

FPL Group, Inc.	85,000	3,662,650
Southern Co.	46,700	1,606,480

		5,269,130

Total Long-Term Investment Securities
(Cost $145,327,218)		158,341,864

SHORT-TERM INVESTMENT SECURITIES - 5.03%
Collective Investment Pool - 5.03%

Securities Lending Quality Trust (2)
(Cost $8,186,950)	$8,186,950	8,186,950

REPURCHASE AGREEMENTS - 2.02%

State Street Bank & Trust Co., Joint Repurchase Agreement (3)	300,000	300,000
UBS Warburg, LLC, Joint Repurchase Agreement (3)	3,000,000	3,000,000

Total Repurchase Agreements
(Cost $3,300,000)		3,300,000

TOTAL INVESTMENTS
(Cost $156,814,168) (4)	104.33%	169,828,814
Liabilities in excess of other assets	(4.33)%	(7,055,230)

NET ASSETS	100.00%	$162,773,584

ADR - American Depository Receipt

#	The security or a portion thereof is out on loan
+	Non-income producing security
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Join Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

HEALTH SCIENCES FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.97%
Chemical - 1.28%

Solvay SA(6)	4,900	$533,016
Symyx Technologies, Inc.+#	56,200	1,573,038

		2,106,054

Drugs - 23.76%

Abbott Laboratories	10,900	491,917
Advanced Life Sciences Holdings, Inc.+#	30,500	159,820
Alkermes, Inc.+#(2)	149,800	2,813,244
American Pharmaceutical Partners, Inc.+#	3,100	142,538
Array Biopharma, Inc.+#	12,000	79,200
Astellas Pharma, Inc.(6)	38,000	1,355,871
Barr Pharmaceuticals, Inc.+	4,900	223,489
Caremark Rx, Inc.+(2)	22,400	1,046,752
Cephalon, Inc.+#	98,000	3,970,960
Cubist Pharmaceuticals, Inc.+#	115,900	2,094,313
Dynavax Technologies Corp.+#	6,200	41,850
Elan Corp. PLC Sponsored ADR+#(2)	172,600	1,537,866
Eli Lilly & Co.(2)	31,700	1,744,134
Idenix Pharmaceuticals, Inc.+#	14,900	316,923
Indevus Pharmaceuticals, Inc.+#	33,400	88,844
IVAX Corp.+	17,925	464,257
Medicis Pharmaceutical Corp., Class A	6,000	204,060
Novartis AG ADR	16,200	789,750
Novo-Nordisk AS(6)	4,400	227,459
OSI Pharmaceuticals, Inc.+(2)	54,400	1,784,320
Penwest Pharmaceuticals Co.+#	11,000	160,930
Pfizer, Inc.	64,560	1,644,343
Pharmion Corp.+#	12,400	308,140
Rigel Pharmaceuticals, Inc.+#	24,800	499,224
Roche Holding AG(6)	18,400	2,551,814
Salix Pharmaceuticals, Ltd.+	7,099	144,678
Sanofi-Aventis#(6)	12,400	1,064,153
Schering-Plough Corp.	51,800	1,109,038
Schwarz Pharma AG#(6)	15,100	759,520
Sepracor, Inc.+#(2)	106,100	5,326,220
Shire Pharmaceuticals Group PLC Sponsored ADR#	35,000	1,334,200
Teva Pharmaceutical Industries, Ltd. Sponsored ADR(2)	9,100	295,204
Valeant Pharmaceuticals International#	18,700	373,626
ViroPharma, Inc.+	48,700	820,108
Wyeth(2)	69,682	3,190,739

		39,159,504

Healthcare - 8.38%

Bausch & Lomb, Inc.	1,300	98,527
Community Health Systems, Inc.+(2)	79,500	2,927,985
Dade Behring Holdings, Inc.(2)	42,800	1,566,052
DaVita, Inc.+	48,500	2,226,635
Edwards Lifesciences Corp.+(2)	25,700	1,130,800
Gentiva Health Services, Inc.+	5,200	98,488
HEALTHSOUTH Corp.+	74,200	393,260
Kinetic Concepts, Inc.+(2)	35,630	1,952,524
Manor Care, Inc.	3,000	118,410
Medco Health Solutions, Inc.+	9,000	443,430
Patterson Cos., Inc.+#(2)	8,200	328,492
ResMed, Inc.+#(2)	19,800	1,432,332
Respironics, Inc.+(2)	5,800	227,128
Symbion, Inc.+#	30,500	816,485
VistaCare, Inc., Class A+#	3,300	56,694

		13,817,242

Hospital Management - 1.11%

Health Management Associates, Inc., Class A	21,600	525,312
Triad Hospitals, Inc.+(2)	27,000	1,299,780

		1,825,092

Hospital Supplies - 4.61%

Cardinal Health, Inc.(2)	30,600	1,824,066
CONMED Corp.+	8,500	248,710
Johnson & Johnson	24,600	1,559,394
Medtronic, Inc.(2)	19,000	1,083,000
St. Jude Medical, Inc.+(2)	34,100	1,565,190
Stryker Corp.(2)	24,200	1,320,110

		7,600,470

Information Processing - Software - 0.17%

Allscripts Heathcare Solutions, Inc.+#	15,800	280,924

Insurance - 15.21%

CIGNA Corp.(2)	24,700	2,848,404
Coventry Health Care, Inc.+(2)	21,200	1,696,000
UnitedHealth Group, Inc.(2)	170,600	8,785,900
Universal American Financial Corp.+	28,100	644,895
WellChoice, Inc.+(2)	10,800	767,880
WellPoint, Inc.+(2)	139,000	10,320,750

		25,063,829

Medical - Biomedical/Gene - 18.96%

Affymetrix, Inc.+	5,000	247,450
Alexion Pharmaceuticals, Inc.+#	24,300	694,980
Amgen, Inc.+(2)	76,700	6,128,330
Biocryst Pharmaceuticals, Inc.+#	76,300	674,492
Biogen Idec, Inc.+(2)	49,200	2,073,780
BioSphere, Inc.+#	67,900	366,660
Celgene Corp.+(2)	36,200	1,817,240
Cytokinetics, Inc.+	3,600	29,160
Decode Genetics, Inc.+#	63,600	617,556
Encysive Pharmaceuticals, Inc.+#(2)	77,800	963,164
Exelixis, Inc.+	84,500	632,905
Genentech, Inc.+(2)	93,500	8,783,390
Human Genome Sciences, Inc.+#	39,500	509,945
Inhibitex, Inc.(1)(5)(8)	14,000	118,440

Invitrogen Corp.+(2)	6,000	508,380
Keryx Biopharmaceuticals, Inc.+#	21,406	358,664
Kosan Biosciences, Inc.+#	46,800	343,980
MedImmune, Inc.+	33,400	999,662
Momenta Pharmaceuticals, Inc.+#	21,300	539,955
Myogen, Inc.+#(2)	39,100	809,370
Panacos Pharmaceuticals, Inc.+#	6,300	57,645
Protein Design Labs, Inc.+#(2)	83,400	2,230,116
Tercica, Inc.+	15,300	173,043
Vertex Pharmaceuticals, Inc.+#	84,394	1,552,850
Virologic, Inc.#	11,500	28,060

		31,259,217

Medical Technology - 8.22%

Andrx Corp.+	30,600	554,778
Arena Pharmaceuticals, Inc.+#	30,000	251,100
Aspect Medical Systems, Inc.+#	13,400	406,824
Baxter International, Inc.(2)	6,100	246,013
Biomet, Inc.(2)	19,400	715,666
Boston Scientific Corp.+(2)	39,400	1,059,072
Chiron Corp.+	3,600	131,184
Conor Medsystems, Inc.+#	18,300	361,425
CryoLife, Inc.+	27,400	213,720
Endologix, Inc.+#	45,400	217,466
Fischer Imaging Corp.+#	42,400	42,400
Gen-Probe, Inc.+(2)	34,600	1,574,992
Guidant Corp.(2)	9,200	649,888
Hologic, Inc.+	6,100	294,203
Immucor Corp.+(2)	31,500	745,605
Incyte Genomics, Inc.+#	85,000	625,600
Integra LifeSciences Corp.+#	12,200	421,876
Martek Biosciences Corp.+#(2)	24,100	1,229,100
Nektar Therapeutics+#	34,800	594,384
Noven Pharmaceuticals, Inc.+	21,900	364,854
OraSure Technologies, Inc.+#	20,800	192,816
Quest Diagnostics, Inc.(2)	18,100	904,638
Regeneration Technologies, Inc.+#	31,400	290,450
Serologicals Corp.+#	15,200	361,608
Zimmer Holdings, Inc.+(2)	13,400	1,101,078

		13,550,740

Optical Instruments & Lenses - 0.95%

Alcon, Inc.	13,300	1,570,065

Real Estate Investment Trusts - 0.18%

Ventas, Inc.	9,300	289,695

Retirement/Aged Care - 0.33%

Sunrise Senior Living, Inc.+#	9,100	540,449

Therapeutics - 16.81%

Abgenix, Inc.+#	95,000	1,044,050
Amylin Pharmaceuticals, Inc.+#(2)	72,300	2,367,825
AtheroGenics, Inc.+#	37,100	658,896
CV Therapeutics, Inc.+#(2)	43,500	1,181,895
Discovery Laboratories, Inc.+#	9,700	60,528
DOV Pharmaceutical, Inc.+#	12,500	187,750
Eyetech Pharmaceuticals, Inc.+#(2)	17,900	327,212
Favrille, Inc.+#	12,400	57,040
Gilead Sciences, Inc.+(2)	195,500	8,406,500
ImClone Systems, Inc.+#(2)	105,500	3,451,960
Inspire Phamaceuticals, Inc.+#(2)	27,500	246,125
Mannkind Corp.(1)(5)(8)	15,000	174,960
Mannkind Corp.+#	12,300	159,408
Medicines Co.+(2)	57,800	1,278,536
MGI Pharma, Inc.+#	60,800	1,639,168
NeoRx Corp.+#(1)	18,100	18,281
Neurocrine Biosciences, Inc.+#(2)	58,500	2,679,300
NPS Pharmaceuticals, Inc.+#	60,700	605,179
Onyx Pharmaceuticals, Inc.+#(2)	21,800	434,256
Theravance, Inc.+	46,200	947,562
Trimeris, Inc.+	89,200	1,024,908
United Therapeutics Corp.+(2)	5,600	393,176
Vion Pharmaceuticals, Inc.+#	130,500	370,620

		27,715,135

Total Common Stock
(Cost $143,773,828)		164,778,416

PREFERRED STOCK - 0.00%
Therapeutics - 0.00%

NeoRx Corp. (5)
(Cost $50,000)	5	11,050

WARRANTS - 0.02%
Medical - Biomedical/Gene - 0.02%

Myogen, Inc. Expires 9/09/09 (Strike price $7.80) (5)	2,460	31,734

Therapeutics - 0.00%

Mannkind Corp. Expires 8/5/10 (Strike price $12.23) (1) (5)	15,000	0
NeoRx Corp. Expires 12/3/08 (Strike price $6.00) (1) (5)	2,000	0

		0

Total Warrants
(Cost $682)		31,734

CALL OPTION PURCHASED - 0.02%
Medical - Biomedical/Gene - 0.00%

Human Genome Sciences, Inc.	12,200	5,490

Therapeutics - 0.02%

ImClone Systems, Inc.	12,200	17,690
MGI Pharma, Inc.	3,800	5,488

		23,178
Total Call Option Purchased
(Cost $33,690)		28,668

PUT OPTION PURCHASED - 0.01%
Medical - Biomedical/Gene - 0.00

Celgene Inc.
(Cost $18,956)	12,000	14,400

Total Long-Term Investment Securities
(Cost $143,877,156)		164,864,268

SHORT-TERM INVESTMENTS - 22.09%
Collective Investment Pool - 21.19%

Securities Lending Quality Trust(4)	$34,929,648	34,929,648

Registered Investment Companies - 0.90%

T. Rowe Price Reserve Investment Fund (3)	1,482,476	1,482,476

Total Short-Term Investment Securities
(Cost $36,412,124)		36,412,124

TOTAL INVESTMENTS
(Cost $180,289,280)(7)	122.11%	201,276,392
Liabilities in excess of other assets	(22.11)%	(36,443,521)

NET ASSETS	100.00%	$164,832,871

ADR -	American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	A portion of this security is subject to options written.
(3)	The security or a portion thereof represents collateral for uncovered written options.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Illiquid security
(6)	Security was valued using fair value procedures at August 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	To the extent permitted by Statement of Additional Information, the Health Science Fund may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by the fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addtion, these securities may exhibit greater price violability than securities for which the secondary markets exists. As of August 31, 2005, the Health Sciences Fund held the following restricted security.

Name	Acquisition Date	Shares/Value	Acquisition Cost	Market Value	Market Value as a % of Net Assets
Inhbitex, Inc.	08/22/2005	14,000	$115,500	$118,440	0.07%
Mannkind Corp.	08/05/2005	15,000	152,850	174,690	0.11%

			268,350	293,130	0.18%

Open call option contracts written at August 31, 2005 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2005	Unrealized Appreciation (Depreciation)
Amgen, Inc.	Jan-06	$65.00	61	$15,981	$101,260	$(85,279)
Amgen, Inc.	Jan-06	85.00	91	20,196	24,115	(3,919)
Amgen, Inc.	Jan-06	90.00	30	5,040	3,750	1,290
Amylin Pharamceuticals, Inc.	Jan-06	25.00	175	28,032	154,000	(125,968)
Amylin Pharamceuticals, Inc.	Jan-06	35.00	90	9,088	23,850	(14,762)
Boston Scientific Corp.	Nov-05	30.00	92	16,283	3,680	12,603
Boston Scientific Corp.	Jan-06	32.50	122	11,108	5,490	5,618
Boston Scientific Corp.	Jan-06	35.00	46	3,841	920	2,921
Celgene Corp.	Sep-05	55.00	91	10,750	8,190	2,560
Celgene Corp.	Jan-06	60.00	121	28,425	22,385	6,040
CV Therapeutics, Inc.	Oct-05	22.50	19	4,574	9,880	(5,306)
Dade Behring Holdings, Inc.	Nov-05	17.50	184	22,295	58,880	(36,585)
Edwards Lifesciences Corp.	Nov-05	45.00	46	6,487	7,130	(643)
Eyetech Pharmaceuticals, Inc.	Dec-05	15.00	123	21,166	45,510	(24,344)
Genentech, Inc.	Sep-05	70.00	153	39,021	368,730	(329,709)
Genentech, Inc.	Sep-05	90.00	122	21,915	56,120	(34,205)
Genentech, Inc.	Dec-05	100.00	14	2,968	5,740	(2,772)
Genentech, Inc.	Dec-05	100.00	16	3,552	6,560	(3,008)
Genentech, Inc.	Jan-06	100.00	61	19,336	31,720	(12,384)
Gen-Probe, Inc.	Nov-05	50.00	92	10,862	16,100	(5,238)
Gen-Probe, Inc.	Nov-05	55.00	78	12,424	5,850	6,574
ImClone Systems, Inc.	Nov-05	45.00	89	9,523	5,340	4,183
ImClone Systems, Inc.	Jan-06	45.00	96	20,351	11,520	8,831
ImClone Systems, Inc.	Jan-06	50.00	60	19,658	4,200	15,458
Immucor Corp.	Dec-05	30.00	112	26,685	10,640	16,045
Inspire Pharmaceuticals, Inc.	Dec-05	12.50	79	10,823	11,060	(237)
Kinetic Concepts, Inc.	Dec-05	65.00	86	23,747	9,030	14,717
Martek Biosciences Corp.	Sep-05	45.00	39	6,384	25,350	(18,966)
Medicines Co.	Oct-05	22.50	91	11,298	11,375	(77)
Medicines Co.	Oct-05	25.00	224	34,178	16,800	17,378
Medicines Co.	Jan-06	25.00	123	28,152	15,990	12,162
Myogen, Inc.	Dec-05	25.00	20	2,906	3,400	(494)
Neurocrine Biosciences, Inc.	Nov-05	50.00	62	7,566	9,920	(2,354)

OSI Pharmaceuticals, Inc.	Jan-06	50.00	30	11,335	2,250	9,085
OSI Pharmaceuticals, Inc.	Jan-06	55.00	30	18,633	1,350	17,283
Protein Design Labs, Inc.	Feb-06	30.00	89	13,148	16,910	(3,762)
St Jude Medical, Inc.	Jan-06	50.00	30	6,810	5,400	1,410
Sepracor, Inc.	Sep-05	55.00	120	17,939	6,000	11,939
Sepracor, Inc.	Jan-06	70.00	30	15,542	1,950	13,592
Stryker Corp.	Jan-06	52.50	92	13,703	44,160	(30,457)
Teva Pharmaceuticals Industries, Ltd.	Jan-06	32.50	91	10,192	19,110	(8,918)
United Therapeutics Corp.	Nov-05	80.00	28	5,909	5,740	169
Wyeth	Jan-06	45.00	184	20,017	55,200	(35,183)

			3,632	$647,843	$1,252,555	$(604,712)

Open put option contracts written at August 31, 2005 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2005	Unrealized Appreciation (Depreciation)
Alkermes, Inc.	Nov-05	$15.00	64	$20,702	$5,120	$15,582
Allergan, Inc.	Jan-06	80.00	16	13,342	1,840	11,502
Amgen, Inc.	Jan-06	65.00	92	55,033	5,980	49,053
Amgen, Inc.	Jan-06	70.00	123	70,304	14,145	56,159
Amgen, Inc.	Jan-06	80.00	55	21,344	21,450	(106)
Amgen, Inc.	Jan-06	90.00	120	105,196	127,200	(22,004)
Amylin Pharmaceuticals, Inc.	Jan-06	20.00	40	14,567	1,600	12,967
Amylin Pharmaceuticals, Inc.	Jan-06	22.50	91	37,225	5,460	31,765
Amylin Pharmaceuticals, Inc.	Jan-06	25.00	47	25,088	4,700	20,388
Amylin Pharmaceuticals, Inc.	Jan-06	30.00	30	9,210	7,200	2,010
Amylin Pharmaceuticals, Inc.	Jan-06	35.00	12	7,224	5,880	1,344
Baxter International, Inc.	Jan-06	35.00	30	20,462	1,350	19,112
Baxter International, Inc.	Jan-06	40.00	31	16,956	5,270	11,686
Biogen Idec, Inc.	Oct-05	35.00	49	14,959	1,225	13,734
Biogen Idec, Inc.	Jan-06	45.00	37	20,919	18,500	2,419
Biomet, Inc.	Jan-06	37.50	30	10,410	8,400	2,010
Cardinal Health, Inc.	Jan-06	60.00	12	6,324	3,480	2,844
Caremark Rx, Inc.	Jan-06	45.00	45	27,802	8,550	19,252
Caremark Rx, Inc.	Jan-06	50.00	33	21,610	14,190	7,420
Celgene Corp.	Jan-06	35.00	56	30,121	4,760	25,361
Celgene Corp.	Jan-06	40.00	37	17,588	6,290	11,298
Celgene Corp.	Jan-06	45.00	30	29,579	9,300	20,279
Cephalon, Inc.	Jan-06	40.00	30	11,010	7,350	3,660

CIGNA Corp.	Jan-06	110.00	29	28,104	11,890	16,214
CIGNA Corp.	Jan-06	115.00	31	38,748	18,910	19,838
CIGNA Corp.	Jan-06	120.00	29	29,392	24,940	4,452
Community Health System, Inc.	Jan-06	40.00	9	3,888	3,690	198
Coventry Health Care, Inc.	Jan-06	65.00	31	22,877	2,325	20,552
Coventry Health Care, Inc.	Jan-06	70.00	43	21,301	5,805	15,496
Coventry Healthcare, Inc.	Jan-06	75.00	36	26,935	9,360	17,575
Edwards Lifesciences Corp.	Nov-05	45.00	31	7,087	6,820	267
Elan Corp. PLC Sponsored ADR	Jan-06	25.00	74	68,712	119,880	(51,168)
Elan Corp. PLC Sponsored ADR	Jan-06	30.00	6	4,182	12,720	(8,538)
Eli Lilly & Co.	Jan-06	55.00	37	10,296	9,250	1,046
Encysive Pharmaceuticals, Inc,	Oct-05	15.00	29	12,963	8,700	4,263
Forest Labs, Inc,	Jan-06	40.00	61	19,946	8,845	11,101
Forest Labs, Inc,	Jan-06	45.00	36	13,211	11,880	1,331
Genentech, Inc.	Sep-05	80.00	73	31,680	730	30,950
Genentech, Inc.	Sep-05	90.00	24	13,667	1,680	11,987
Genentech, Inc.	Dec-05	85.00	37	17,538	12,210	5,328
Genentech, Inc.	Jan-06	65.00	149	169,357	8,195	161,162
Genentech, Inc.	Jan-06	80.00	60	69,890	12,600	57,290
Genentech, Inc.	Jan-06	85.00	37	20,820	9,620	11,200
Gen-Probe, Inc.	Nov-05	50.00	20	16,339	12,200	4,139
Genzyme Corp.	Jan-06	75.00	42	26,636	27,300	(664)
Gilead Sciences, Inc.	Nov-05	42.50	43	17,380	9,675	7,705
Gilead Sciences, Inc.	Jan-06	45.00	59	45,771	24,780	20,991
Gilead Sciences, Inc.	Jan-06	47.50	77	44,787	44,660	127
Guidant Corp.	Jan-06	70.00	31	24,743	9,610	15,133
HCA, Inc.	Jan-06	55.00	93	41,569	57,660	(16,091)
HCA, Inc.	Jan-06	65.00	37	42,497	58,460	(15,963)
ICOS Corp.	Jan-06	30.00	48	33,250	23,040	10,210
Immucor Corp.	Dec-05	25.00	24	7,205	7,680	(475)
Immucor Corp.	Dec-05	30.00	57	21,468	40,470	(19,002)
Invitrogen Corp.	Jan-06	75.00	34	31,720	5,950	25,770
Kinetic Concepts, Inc.	Dec-05	60.00	44	17,690	30,800	(13,110)
Manor Care, Inc.	Jan-06	40.00	9	4,473	2,250	2,223
Martek Biosciences Corp.	Dec-05	30.00	66	23,838	1,650	22,188
Medtronic, Inc.	Jan-06	55.00	31	14,045	4,650	9,395
Medtronic, Inc.	Jan-06	60.00	32	18,092	12,480	5,612
Merck & Co., Inc.	Jan-06	30.00	49	15,082	13,475	1,607
Omnicare, Inc.	Jan-06	45.00	42	30,683	4,410	26,273
Onyx Pharmaceuticals, Inc.	Jan-06	25.00	62	22,521	39,060	(16,539)
Onyx Pharmaceuticals, Inc.	Jan-06	30.00	37	24,120	39,220	(15,100)

OSI Pharmaceuticals, Inc.	Oct-05	45.00	36	15,491	45,000	(29,509)
OSI Pharmaceuticals, Inc.	Jan-06	40.00	53	39,100	47,700	(8,600)
Patterson Cos, Inc.	Jan-06	50.00	32	15,275	32,320	(17,045)
Protein Design Labs, Inc.	Jan-06	25.00	30	10,710	5,700	5,010
Quest Diagnostics, Inc.	Jan-06	55.00	42	21,133	22,680	(1,547)
ResMed, Inc.	Oct-05	65.00	46	36,169	3,220	32,949
Respironics, Inc.	Oct-05	32.50	36	19,612	540	19,072
Pharmaceutical Holders Trust	Jan-06	80.00	31	20,366	26,660	(6,294)
St. Jude Medical, Inc.	Jan-06	40.00	35	16,353	3,850	12,503
St. Jude Medical, Inc.	Jan-06	45.00	74	40,184	18,870	21,314
St. Jude Medical, Inc.	Jan-06	50.00	30	18,809	15,900	2,909
St. Jude Medical, Inc.	Jan-06	50.00	50	33,394	26,500	6,894
Sepracor, Inc.	Oct-05	60.00	41	25,276	43,050	(17,774)
Sepracor, Inc.	Jan-06	55.00	36	18,971	27,000	(8,029)
Sepracor, Inc.	Jan-06	65.00	124	110,944	190,960	(80,016)
Shire Pharmaceuticals Group PLC	Jan-06	40.00	63	46,606	23,310	23,296
Stryker Corp.	Jan-06	50.00	35	16,914	4,725	12,189
Stryker Corp.	Jan-06	55.00	35	24,554	10,500	14,054
Triad Hospitals, Inc.	Jan-06	50.00	16	6,608	6,240	368
Triad Hospitals, Inc.	Jan-06	55.00	31	21,172	22,940	(1,768)
Triad Hospitals, Inc.	Jan-06	60.00	38	36,384	45,980	(9,596)
UnitedHealth Group, Inc.	Jan-06	50.00	62	20,583	1,550	19,033
UnitedHealth Group, Inc.	Jan-06	55.00	24	10,968	10,968	—
WellChoice, Inc.	Oct-05	65.00	12	11,404	780	10,624
WellPoint, Inc.	Jan-06	67.50	37	16,538	5,735	10,803
Wyeth	Jan-06	45.00	61	11,712	10,980	732
Zimmer Holdings, Inc.	Jan-06	80.00	6	5,146	2,220	2,926

			4,025	$2,431,854	$1,714,648	$717,206

INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.26%
Aerospace/Defense - 1.99%

Northrop Grumman Corp.	81,732	$4,584,348

Airlines - 0.11%

Delta Air Lines, Inc.+	3,179	3,688
Southwest Airlines Co.	19,200	255,744

		259,432

Apparel & Products - 0.44%

Charming Shoppes, Inc.+#	16,068	194,102
Payless ShoeSource, Inc.+	44,826	831,074

		1,025,176

Automotive - 1.97%

Ford Motor Co.	456,276	4,549,072

Auto - Replacement Parts - 0.13%

Sonic Automotive, Inc., Class A#	12,644	296,502

Banks - 10.29%

Bank of America Corp.	240,271	10,338,861
Comerica, Inc.	7,245	438,250
First American Corp., Class A	71,926	2,992,841
National City Corp.	180,925	6,627,283
Wachovia Corp.	24,559	1,218,617
Wells Fargo & Co.	35,542	2,119,014

		23,734,866

Beverages - 0.02%

Molson Coors Brewing Co.#	870	55,776

Building Materials - 0.04%

USG Corp.+#	1,389	87,299

Chemical - 0.83%

Eastman Chemical Co.	33,258	1,595,386
Lyondell Chemical Co.	11,576	298,661
Sensient Technologies Corp.	1,286	24,138

		1,918,185

Commercial Services - 1.98%

Cendant Corp.	176,911	3,598,370
Deluxe Corp.#	8,128	323,007
PHH Corp.#	16,835	509,090
Silgan Holdings, Inc.#	2,372	142,842

		4,573,309

Conglomerates - 2.87%

General Electric Co.	5,070	170,403
Loews Corp.	54,346	4,765,601
Tyco International, Ltd.	60,710	1,689,559

		6,625,563

Drugs - 6.07%

Bristol-Myers Squibb Co.	125,712	3,076,173
King Pharmaceuticals, Inc.+	62,156	913,693
Merck & Co., Inc.	166,327	4,695,411
Pfizer, Inc.	208,630	5,313,806

		13,999,083

Electronics/Electrical Equipment - 1.99%

Applera Corp. - Applied Biosystems Group	90,019	1,935,408
Arrow Electronics, Inc.+	58,230	1,736,419
Avnet, Inc.+	7,811	195,666
Pitney Bowes, Inc.	14,834	641,570
Xerox Corp.+	6,043	81,037

		4,590,100

Finance Companies - 0.17%

American Capital Strategies, Ltd.#	10,319	389,336

Financial Services - 3.63%

A.G. Edwards, Inc.	2,793	126,271
Capital One Financial Corp.	1,654	136,025
CompuCredit Corp.+	3,903	163,380
Countrywide Financial Corp.	87,018	2,940,338
Morgan Stanley	98,600	5,015,782

		8,381,796

Foods - 2.29%

Archer-Daniels-Midland Co.	96,615	2,174,804
Chiquita Brands International, Inc.#	43,086	1,085,767
Pilgrims Pride Corp.	52,150	1,767,885
Seaboard Corp.#	200	256,800

		5,285,256

Freight - 0.97%

FedEx Corp.	6,076	494,829
United Parcel Service, Inc., Class B	24,466	1,734,395

		2,229,224

Hardware & Tools - 0.55%

Black & Decker Corp.	13,884	1,184,305
Stanley Works	1,604	73,383

		1,257,688

Healthcare - 0.83%

Kindred Healthcare, Inc.+#	24,701	755,851
McKesson Corp.	25,039	1,168,570

		1,924,421

Heavy Duty Trucks/Parts - 0.07%

TRW Automotive Holdings Corp.+	5,239	153,765

Hospital Supplies - 4.85%

AmerisourceBergen Corp.	24,412	1,822,844
Becton, Dickinson and Co.	27,224	1,432,799
Cardinal Health, Inc.	15,659	933,433
Johnson & Johnson	110,412	6,999,017

		11,188,093

Household Products - 2.07%

John H. Harland Co.#	9,786	410,522
Kimberly-Clark Corp.	47,625	2,967,990
Newell Rubbermaid, Inc.	20,425	478,558
Tupperware Corp.#	41,416	907,839

		4,764,909

Information Processing - Hardware - 2.84%

Apple Computer, Inc.+	9,701	455,268
Hewlett-Packard Co.	85,887	2,384,223
Imation Corp.+	807	33,983
International Business Machines Corp.	42,182	3,400,713
Western Digital Corp.+	20,723	287,013

		6,561,200

Information Processing - Services - 2.64%

Computer Sciences Corp.+	57,327	2,553,918
Earthlink, Inc.+#	245,423	2,395,328
Intergraph Corp.+#	4,600	187,726
United Online, Inc.#	73,357	955,842

		6,092,814

Information Processing - Software - 2.05%

Microsoft Corp.	172,918	4,737,953

Insurance - 3.76%

ACE, Ltd.	30,751	1,365,652
Aon Corp.	38,543	1,153,207
Axis Capital Holdings, Ltd.	7,800	220,350
Endurance Specialty Holdings, Ltd.	37,595	1,379,737
Fidelity National Financial, Inc.	17,309	677,128
Nationwide Financial Services, Inc., Class A	5,049	194,689
Protective Life Corp.	22,345	916,815
St. Paul Travelers Cos., Inc.	31,494	1,354,557
W.R. Berkley Corp.	18,419	653,690
XL Capital, Ltd., Class A	10,508	730,306
Zenith National Insurance Corp.	562	35,490

		8,681,621

Leisure & Tourism - 1.02%

McDonald’s Corp.	33,611	1,090,677
Regal Entertainment Group, Class A#	43,641	853,182
Sabre Holdings Corp., Class A#	20,851	399,922

		2,343,781

Machinery - 1.35%

Cummins, Inc.#	36,017	3,114,390

Medical - Biomedical/Gene - 0.37%

Amgen, Inc.+	10,731	857,407

Metals - 2.16%

Nucor Corp.	28,254	1,595,786
Phelps Dodge Corp.	27,910	3,001,162
United States Steel Corp.	8,915	373,717

		4,970,665

Multimedia - 2.85%

Time Warner, Inc.+	176,603	3,164,726
Viacom, Inc., Class B	59,818	2,033,214
Walt Disney Co.	54,696	1,377,792

		6,575,732

Oil & Gas - 11.20%

ChevronTexaco Corp.	113,008	6,938,691
ConocoPhillips	66,212	4,366,019
Exxon Mobil Corp.	130,982	7,845,822
Marathon Oil Corp.	37,812	2,431,690
Premcor, Inc.+#(1)	1,117	91,159
Sunoco, Inc.	27,709	2,014,444
UGI Corp.	34,891	964,736
Valero Energy Corp.	5,320	566,580
Veritas DGC, Inc.+#	19,006	611,233

		25,830,374

Paper/Forest Products - 1.95%

Georgia-Pacific Corp.	33,697	1,081,337
Louisiana-Pacific Corp.	134,626	3,404,691

		4,486,028

Publishing - 0.24%

R. R. Donnelley & Sons Co.	14,584	544,858

Railroads & Equipment - 0.58%

Burlington Northern Santa Fe Corp.	8,400	445,368
CSX Corp.	4,500	197,685
Norfolk Southern Corp.	8,861	315,540
Union Pacific Corp.	5,700	389,139

		1,347,732

Real Estate Investment Trusts - 3.08%

Apartment Investment & Management Co., Class A	28,864	1,151,674
CBL & Associates Properties, Inc.	87,590	3,715,568
Colonial Properties Trust#	24,815	1,094,341
Crescent Real Estate Equities, Inc.	21,223	416,607
Lexington Corporate Properties Trust#	3,843	88,389
Trizec Properties, Inc.	23,405	524,038
Trustreet Properties, Inc.#	6,539	107,828

		7,098,445

Retail - 4.91%

Albertson’s, Inc.#	147,185	2,962,834
American Eagle Outfitters, Inc.	2,674	76,557
Barnes & Noble, Inc.+	22,498	849,750
Federated Department Stores, Inc.	49,587	3,420,511
GameStop Corp.+	2,817	84,904
Movie Gallery, Inc.#	10,391	186,934
Rent-A-Center, Inc.+	11,594	234,199
Sears Holdings Corp.+	8,399	1,141,088
SUPERVALU, Inc.	67,808	2,359,718

		11,316,495

Savings & Loan - 2.07%

Washington Mutual, Inc.	114,543	4,762,698

Semiconductors - 3.90%

Emulex Corp.+#	1,187	25,580
Intel Corp.	345,843	8,895,082
Omnivision Technologies, Inc.+#	4,562	66,879

		8,987,541

Telecommunications - 2.29%

Alltel Corp.	24,658	1,528,549
Harris Corp.	2,518	97,220
Motorola, Inc.	59,544	1,302,823
PanAmSat Holding Corp.	7,628	183,224
Verizon Communications, Inc.	66,056	2,160,692

		5,272,508

Tobacco - 0.15%

Reynolds American, Inc.#	4,177	350,617

Utilities - Communication - 1.70%

AT&T Corp.	157,820	3,105,898
Sprint Corp.	31,866	826,285

		3,932,183

Utilities - Electric - 3.09%

American Electric Power Co., Inc.	49,337	1,834,350
FirstEnergy Corp.	15,495	790,710
NiSource, Inc.	89,668	2,164,585
PG&E Corp.+	62,291	2,337,158

		7,126,803

Utilities - Gas, Distribution - 0.90%

Nicor, Inc.#	50,095	2,074,434

Total Common Stock
(Cost $213,589,434)		228,939,478

PREFERRED STOCK - 0.39%
Automotive - 0.21%

Ford Motor Co. Capital Trust II 6.50%	8,000	311,040
General Motors Corp., Series B 5.25%	9,646	181,634

		492,674

Electronics/Electrical Equipment - 0.18%

Xerox Corp. 6.25%	3,500	409,500

Total Preferred Stock
(Cost $990,533)		902,174

Total Long-Term Investment Securities
(Cost $214,579,967)		229,841,652

SHORT-TERM INVESTMENTS - 7.44%
Collective Investment Pool - 7.44%

Securities Lending Quality Trust (2)
(Cost $17,146,308)	$17,146,308	17,146,308

TOTAL INVESTMENTS
(Cost $231,726,275) (3)	107.09%	246,987,960
Liabilities in excess of other assets	(7.09%)	(16,343,566)

NET ASSETS	100.00%	$230,644,394

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INFLATION PROTECTED FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 15.88%
Banks - 0.75%

HSBC Bank USA:
5.63% due 08/15/35	$100,000	$103,167

Finance Companies - 4.16%

Allstate Life Global Funding Trust:
3.38% due 04/02/07 (2)	150,000	149,492
3.85% due 03/01/10 (2)	150,000	146,784
SLM Corp., Series A:
4.50% due 05/01/14 (2)	130,000	127,230
4.93% due 11/21/13 (2)	150,000	151,498

		575,004

Financial Services - 5.52%

CIT Group, Inc.:
5.00% due 12/14/16 (2)	300,000	304,137
Lehman Brothers Holdings, Inc., Series G:
4.94% due 06/10/14 (2)	150,000	154,438
Morgan Stanley:
5.15% due 11/01/13 (2)	150,000	153,845
Morgan Stanley, Series C:
4.53% due 06/01/11 (2)	150,000	150,927

		763,347

Insurance - 5.45%

Jackson National Life Global Funding:
5.12% due 05/01/14 *(2)	300,000	299,430
Pacific Life Global Funding:
4.71% due 02/06/16 *(2)	300,000	304,875
Principal Life Income Funding Trust:
3.85% due 04/01/08 (2)	150,000	149,475

		753,780

Total Corporate Bonds
(Cost $2,203,329)		2,195,298

FOREIGN BONDS & NOTES - 0.86%
Conglomerates - 0.86%

Tyco International Group SA:
6.88% due 01/15/29
(Cost $117,861)	100,000	119,288

UNITED STATES GOVERNMENT BONDS - 82.21%
Government Agencies - 27.16%

Federal Home Loan Mtg. Corp.:
4.50% due 01/15/15	150,000	151,883
6.25% due 07/15/32	500,000	622,766
Federal National Mtg. Assoc.:
3.94% due 02/17/09 (2)	2,000,000	1,990,820
Tennessee Valley Auth.:
3.38% due 01/15/07 (3)	859,327	889,146
4.65% due 06/15/35 (3)	100,000	100,009

		3,754,624

Government Obligations - 55.05%

United States Treasury Bonds:
2.00% due 07/15/14 TIPS (3)	562,347	580,382
2.38% due 01/15/25 TIPS (3)	4,008,660	4,346,421
United States Treasury Notes:
1.63% due 01/15/15 TIPS (3)	2,429,361	2,426,419
1.88% due 07/15/15 TIPS (3)	250,000	255,215

		7,608,437

Total United States Government Bonds
(Cost $11,275,701)		11,363,061

PREFERRED STOCK - 0.40%
Banks - 0.40%

RBS Capital Trust II 6.43% (1)
(Cost $52,917)	50,000	55,218

Total Long-Term Investment Securities
(Cost $13,649,808)		13,732,865

TOTAL INVESTMENTS
(Cost $13,649,808) (4)	99.35%	13,732,865
Other assets less liabilities	0.65%	89,659

NET ASSETS	100.00%	$13,822,524

TIPS -	Treasury Inflation Protected Security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $604,305 representing 4.37% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2005.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates based on the Consumer Price Index.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INTERNATIONAL EQUITIES FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK - 91.79%
Advertising - 0.25%

Aegis Group PLC	65,399	$137,364
Asatsu-DK, Inc.	1,200	35,384
Dentsu, Inc.	61	161,036
Hakuhodo DY Holdings, Inc.	800	54,240
PagesJaunes Groupe SA	7,326	190,160
Publicis Groupe	7,990	265,999
WPP Group PLC	69,634	719,492

		1,563,675

Aerospace/Defense - 0.53%

BAE Systems PLC	187,459	1,109,545
Cobham PLC	65,446	163,983
European Aeronautic Defense and Space Co.	14,186	481,641
Finmeccanica SpA	17,246	324,633
Meggitt PLC	25,112	140,171
Rolls Royce Group PLC+	91,278	557,504
Sagem SA	9,741	202,687
Thales SA	4,516	205,348
Zodiac SA	2,227	124,633

		3,310,145

Airlines - 0.35%

Air France-KLM	7,079	116,027
All Nippon Airways Co., Ltd.	19,000	62,330
Auckland International Airport, Ltd.	57,120	82,946
BAA PLC	62,864	695,321
British Airways PLC+	31,619	158,207
Cathay Pacific Airways, Ltd.	60,000	111,118
Deutsche Lufthansa AG	13,370	179,118
Flughafen Wien AG	614	40,951
Iberia Lineas Aereas de Espana SA	27,537	74,933
Japan Airlines Corp.	23,000	64,852
Kobenhavns Lufthavne A/S	245	59,811
Qantas Airways, Ltd.	54,300	132,260
Ryanair Holdings PLC+	3,622	29,092
Ryanair Holdings PLC Sponsored ADR+#	1,478	67,678
SAS AB+	4,700	45,622
Singapore Airlines, Ltd.	33,000	232,229

		2,152,495

Apparel & Products - 0.31%

Adidas-Salomon AG	2,548	455,637
Benetton Group SpA	3,711	36,666
Billabong International, Ltd.	7,836	77,098
Esprit Holdings, Ltd.	56,000	413,319
Gunze, Ltd.	7,017	34,396
Hagemeyer NV+	30,144	82,236
Hermes International	540	114,298
Luxottica Group SpA	7,992	184,437
Onward Kashiyama Co., Ltd.	4,944	74,329
Puma AG Rudolf Dassier Sport	966	261,659
Tokyo Style Co., Ltd.	3,000	31,760
Wacoal Corp.	4,000	54,550
Yue Yuen Industrial Holdings	28,500	86,060

		1,906,445

Appliances/Furnishings - 0.08%

Electrolux AB	16,600	373,570
Kokuyo Co., Ltd.	2,662	36,089
MFI Furniture PLC	34,726	72,782

		482,441

Automotive - 4.12%

Aisin Seiki Co., Ltd.	53,500	1,368,260
Autobacs Seven Co., Ltd.	955	36,866
Bridgestone Corp.	22,000	436,220
Compagnie Generale des Etablissements Michelin, Class B	8,373	510,596
Continental AG	7,644	607,243
DaimlerChrysler AG	53,231	2,746,195
Denso Corp.	72,900	1,854,689
Fiat SpA+	28,045	248,639
GKN PLC	41,909	218,306
Honda Motor Co., Ltd.	26,500	1,424,293
Inchcape PLC	4,329	161,950
Isuzu Motors, Ltd.	400,000	1,239,642
Jardine Cycle & Carriage, Ltd.	7,059	47,115
Koyo Seiko Co., Ltd.	5,000	72,936
NGK Spark Plug Co., Ltd.	102,455	1,424,378
NHK Spring Co., Ltd.	171,000	1,303,436
Nissan Motor Co., Ltd.	76,000	800,329
NOK Corp.	3,500	94,571
Peugoet SA	9,227	576,383
Pirelli & C. SpA	166,389	165,298
Renault SA	10,815	960,118
Sanden Corp.	4,803	22,662
Scania AB	5,600	202,839
Sumitomo Rubber Industries, Inc.	6,000	63,706
Toyoda Gosei Co., Ltd.	2,200	36,772
Toyota Motor Corp.	175,049	7,166,655
Trelleborg AB	4,629	78,339
USS Co., Ltd.	810	56,969
Valeo SA	4,071	167,904
Volkswagen AG	13,092	693,074
Volvo AB, Class A	5,500	227,928
Volvo AB, Class B	12,700	545,955

		25,560,266

Banks - 15.72%

77 Bank, Ltd.	10,000	68,375
ABN AMRO Holding NV	101,960	2,453,682
Allied Irish Banks PLC	50,868	1,098,780
Alpha Bank AE	16,150	452,883
Australia & New Zealand Banking Group, Ltd. @	106,513	1,788,678
Banca Antonveneta SpA	5,050	156,124
Banca Intesa SpA	190,002	918,553
Banca Intesa SpA-RNC	54,454	242,647

Banca Monte dei Paschi di Siena SpA	64,342	252,574
Banca Nazionale del Lavoro SpA+	61,667	200,613
Banca Popolare di Milano SCRL	23,024	234,344
Banche Popolari Unite SCRL	20,072	409,992
Banco Bilbao Vizcaya Argentaria SA	198,015	3,297,997
Banco BPI SA	17,753	76,567
Banco Comercial Portugues SA	114,134	307,689
Banco Espirto Santo SA	6,132	99,582
Banco Popolare Di Verona e Novara SCRL	21,639	389,035
Banco Popular Espanol SA	49,684	608,295
Banco Santander Central Hispano SA	346,969	4,255,587
Bank Austria Creditanstalt AG	2,146	243,083
Bank of East Asia, Ltd.	83,400	243,435
Bank of Fukuoka, Ltd.	18,145	115,770
Bank of Ireland	56,460	891,464
Bank Of Kyoto, Ltd.	9,000	79,639
Bank of Yokohama, Ltd.	41,000	264,562
Barclays PLC	377,248	3,768,311
Bayerische Hypo-und Vereinsbank AG+	32,878	936,266
BNP Paribas SA	46,524	3,404,561
BOC Hong Kong Holdings, Ltd.	216,000	435,352
Capitalia SpA	84,137	473,971
Chiba Bank, Ltd.	23,000	165,047
Close Brothers Group PLC	7,601	109,338
Commerzbank AG	27,930	729,349
Commonwealth Bank of Australia	74,762	2,118,111
Credit Agricole SA	34,419	921,582
Credit Suisse Group	70,888	3,086,732
Danske Bank A/S	25,500	775,526
DBS Group Holdings, Ltd.	65,000	605,656
Depfa Bank PLC	20,615	348,299
Deutsche Bank AG	28,815	2,508,269
Dexia (Brussels)	31,924	697,744
Dexia (Paris)+	1,290	16
DNB NOR ASA	38,960	412,227
EFG Eurobank Ergasias SA	11,010	332,324
Emporiki Bank of Greece SA+	3,698	114,188
Erste Bank Der Oesterreichischen Sparkassen AG	7,754	430,326
FinecoGroup SpA	9,217	86,144
Gunma Bank, Ltd.	12,000	71,327
Hang Seng Bank, Ltd.	44,588	603,515
HBOS PLC	227,875	3,574,043
Hokuhoku Financial Group, Inc.	37,177	112,269
HSBC Holdings PLC	655,165	10,569,563
Hypo Real Estate Holding AG	7,616	375,597
Joyo Bank, Ltd.	273,723	1,503,680
KBC Bankverzekeringsholding	10,698	889,253
Lloyds TSB Group PLC	326,830	2,694,000
Macquarie Bank, Ltd.	13,095	626,512
Mediobanca SpA	27,652	540,763
Mitsubishi Tokyo Financial Group, Inc.	164	1,688,043
Mitsui Trust Holdings, Inc.	17,000	191,449
Mizuho Financial Group, Inc.	632	3,532,636
National Australia Bank, Ltd.	91,058	2,156,902
National Bank of Greece SA	15,486	576,347
Nishi-Nippon City Bank, Ltd.	17,000	72,545
Nordea Bank AB	124,590	1,211,938
Oversea-Chinese Banking Corp.	147,000	546,492
Overseas Union Enterprise, Ltd.	4,000	22,482
Piraeus Bank SA	9,944	201,692
Resona Holdings, Inc.+	169	363,369
Royal Bank of Scotland Group PLC	185,815	5,432,123
Sanpaolo IMI SpA	64,606	930,157
Shinsei Bank, Ltd.	32,000	198,240
Shizuoka Bank, Ltd.	20,163	184,828
Skandinaviska Enskilda Banken AB	27,400	499,852
Societe Generale, Class A	20,282	2,202,893
Sumitomo Mitsui Financial Group, Inc.	391	3,209,594
Sumitomo Trust & Banking Co., Ltd.	42,000	293,151
Suncorp-Metway, Ltd.	31,875	475,427
Suruga Bank, Ltd.	7,000	64,236
Svenska Handelsbanken AB, Series A	30,300	663,272
UBS AG	62,514	5,134,540
UFJ Holdings, Inc.+	130	816,748
UniCredito Italiano SpA	258,198	1,476,692
United Overseas Bank, Ltd.	67,000	567,133
Westpac Banking Corp.	105,170	1,572,021
Wing Hang Bank, Ltd.	10,500	77,278

		97,531,891

Beverages - 1.17%

Asahi Breweries, Ltd.	12,995	160,373
C&C Group PLC	16,000	91,727
Carlsberg A/S, Class B	1,900	110,458
Coca-Cola Hellenic Bottling Co. SA	6,260	193,457
Coca-Cola Amatil, Ltd.	30,445	198,931
Coca-Cola West Japan Co., Ltd.	1,400	31,793
Diageo PLC	173,628	2,490,510
Foster’s Group, Ltd.	116,904	509,698
Fraser and Neave, Ltd.	10,240	101,922
Heineken NV	14,306	463,063
InBev NV	10,622	415,732
Ito En, Ltd.	1,000	50,774
Kirin Brewery Co., Ltd.	26,937	270,518
Lion Nathan, Ltd.	17,159	104,600
Pernod-Ricard	4,109	713,845
SABMiller PLC	51,474	910,236
Sapporo Holdings, Ltd.	10,000	45,990
Scottish & Newcastle PLC	44,394	369,281
Takara Holdings, Inc.	6,794	44,278

		7,277,186

Broadcasting - 0.42%

Antena 3 de Television SA	4,543	89,694
British Sky Broadcasting Group PLC	71,315	735,036
Fuji Television Network, Inc.	18	40,973

ITV PLC	239,444	502,923
Mediaset SpA	48,285	597,187
Modern Times Group AB, Class B+	2,950	106,253
Premiere AG+	2,633	81,208
Sky Network Television, Ltd.+	11,437	47,518
Societe Television Francaise 1	6,896	185,853
Sogecable SA+	2,339	81,964
Tandberg Televisjo+	3,500	50,245
Television Broadcasts, Ltd.	17,000	95,847

		2,614,701

Building Materials - 1.71%

Amec PLC	19,433	126,591
Asahi Glass Co., Ltd.	34,249	352,808
Boral, Ltd.	33,866	186,842
Bouygues SA	11,649	521,346
BPB PLC	29,217	386,986
Central Glass Co., Ltd.	6,000	37,510
Cimpor Cimentos de Portugal SA	11,773	66,846
Compagnie de Saint-Gobain	17,921	1,093,774
CRH PLC	31,185	848,442
CSR, Ltd.	53,162	108,509
Daikin Industries, Ltd.	8,010	215,568
Fletcher Building, Ltd.	27,105	138,168
FLS Industries A/S	1,700	45,067
Fomento de Construcciones y Contratas SA	2,669	154,119
Geberit AG	230	169,222
Hanson PLC	42,598	446,318
Holcim, Ltd.	10,741	697,032
Imerys SA	1,855	136,766
Italcementi SpA	4,138	67,306
James Hardie Industries NV	26,919	176,523
JS Group Corp.	7,875	133,299
Kawasaki Heavy Industries, Ltd.	41,842	90,220
Kingspan Group PLC	6,870	85,843
Lafarge SA	9,981	928,296
Matsushita Electric Works, Ltd.	12,000	112,704
Mitsui Engineering & Shipbuilding Co., Ltd.	24,668	51,480
New World Development, Ltd.	131,000	167,946
Nippon Sheet Glass Co., Ltd.	14,067	61,194
Nishimatsu Construstion Co., Ltd.	8,571	32,917
NKT Holding A/S	1,177	48,765
Obayashi Corp.	20,861	129,793
Okumura Corp.	6,977	43,466
Pilkington PLC	60,346	144,313
Rinker Group, Ltd.	54,964	601,551
Rinnai Corp.	1,300	30,350
Sanwa Shutter Corp.	6,000	35,919
SembCorp Industries, Ltd.	50,360	84,424
Skanska AB	21,670	280,555
Sumitomo Osaka Cement Co., Ltd.	13,796	39,048
Taiheiyo Cement Corp.	29,000	98,201
Taisei Corp.	31,384	114,517
Technical Olympic SA	4,650	32,161
Titan Cement Co. SA	3,360	117,392
Toda Corp.	6,683	30,638
Travis Perkins PLC	6,781	192,092
Uponor Oyj	3,500	75,293
Wienerberger AG	3,682	151,940
Wolseley PLC	34,493	704,128

		10,594,188

Chemical - 2.24%

Akzo Nobel NV	15,874	653,584
Asahi Kasei Corp.	41,549	195,383
BASF AG	31,359	2,204,009
BOC Group PLC	29,225	554,238
Ciba Specialty Chemicals AG	3,930	240,309
Clariant AG+	13,440	192,807
Daicel Chemical Industries, Ltd.	10,427	62,716
Dainippon Ink and Chemicals, Inc.	22,180	69,789
Denki Kagaku Kogyo Kabushiki Kaisha	16,226	63,881
DSM NV	4,422	342,753
Hitachi Chemical Co., Ltd.	3,500	64,950
Imperial Chemical Industries PLC	69,562	364,552
Ishihara Sangyo Kaisha, Ltd.	10,000	20,575
Johnson Matthey PLC	12,815	262,820
JSR Corp.	6,100	137,243
Kaneka Corp.	128,081	1,543,953
Kansai Paint Co., Ltd.	8,000	50,904
Kingboard Chemicals Holdings, Ltd.	31,500	74,141
L’Air Liquide SA	6,359	1,109,075
Lonza Group AG	2,210	126,379
Mitsubishi Chemical Corp.	59,401	191,574
Mitsubishi Gas Chemical Co., Inc.	13,864	90,567
Mitsui Chemicals, Inc.	22,000	129,815
Nippon Kayaku Co., Ltd.	6,000	43,644
Nippon Shokubai Co., Ltd.	4,502	44,189
Nissan Chemical Industries, Ltd.	6,000	73,730
Nitto Denko Corp.	32,507	2,077,355
Orica, Ltd.	15,890	229,800
Sekisui Chemical Co., Ltd.	15,925	103,321
Shin-Etsu Chemical Co., Ltd.	13,026	529,002
Showa Denko K.K.	34,798	105,247
Solvay SA	3,706	403,134
Sumitomo Bakelite Co., Ltd.	7,000	46,836
Sumitomo Chemical Co., Ltd.	50,000	279,542
Syngenta AG+	6,244	666,826
Taiyo Nippon Sanso Corp.	9,000	53,671
Tokuyama Corp.	7,000	61,256
Tosoh Corp.	16,718	67,602
Ube Industries, Ltd.	29,463	71,655
Yara International ASA	12,104	202,647
Zeon Corp.	6,000	64,785

		13,870,259

Commercial Services - 2.22%

ABB, Ltd.+	114,854	834,158

Abertis Infraestructuras SA	12,618	332,494
Acciona SA	1,671	187,765
ACS, Actividades de Construccion y Servicios SA	14,424	434,992
Aggreko PLC	14,881	56,802
Ansell, Ltd.	8,436	68,285
Autoroutes du Sud de la France	3,373	200,777
Autostrade SpA	16,693	442,149
Balfour Beatty PLC	24,792	148,040
Benesse Corp.	2,214	74,404
Brambles Industries PLC	42,306	253,581
Brambles Industries, Ltd.	56,582	382,046
Brisa-Auto Estradas de Portugal SA	19,271	164,554
Bunzl PLC	20,439	201,086
Canon Sales Co., Inc.	3,000	58,660
Cap Gemini SA+	7,288	239,831
Cheung Kong Infrastructure Holdings, Ltd.	27,000	85,036
Chiyoda Corp.	5,000	73,593
Cintra Concesiones de Infrastructuras de Transporte SA+	11,472	150,147
COMSYS Holdings Corp.	4,737	50,281
Cookson Group PLC+	11,059	64,806
Dai Nippon Printing Co., Ltd.	22,000	351,722
Davis Service Group PLC (2)	11,843	94,583
De La Rue PLC	9,683	63,361
Downer EDI, Ltd.	16,120	73,961
Group 4 Securicor PLC+	66,480	185,014
Grupo Ferrovial SA	3,685	285,200
Hays PLC	96,119	228,246
Hellenic Technodomiki Tev SA	5,625	28,366
Hochtief AG	3,474	142,149
Intertek Group PLC	9,052	123,510
Itochu Techno-Science Corp.	1,000	35,299
JGC Corp.	7,282	98,989
Kajima Corp.	31,000	124,666
Kinden Corp.	5,036	40,099
Kone Oyj+	2,220	146,135
Leighton Holdings, Ltd.	7,963	90,068
Li & Fung, Ltd.	102,000	206,765
Linde AG	4,877	361,336
Macquarie Infrastructure Group	122,849	360,586
Marubeni Corp.	45,000	188,824
Mitsubishi Logistics Corp.	4,000	43,334
Multiplex Group	36,676	93,297
Nichii Gakkan Co.	800	20,944
Rank Group PLC	36,461	187,625
Rentokil Initial PLC	105,705	309,941
Securitas AB	17,100	278,196
SembCorp Marine, Ltd.	30,000	50,054
Serco Group PLC	27,059	131,044
SGS SA	251	195,969
Shimizu Corp.	20,559	110,663
Singapore Post, Ltd.	78,000	47,396
Singapore Technologies Engineering, Ltd.	77,000	119,142
Smiths Group PLC	32,874	539,663
Societe des Autoroutes du Nord et de l’Est de la France+	1,341	82,624
Societe des Autoroutes Paris-Rhin-Rhone	1,980	136,326
Takuma Co., Ltd.	3,066	22,097
TIS, Inc.	1,268	38,045
Toppan Printing Co., Ltd.	19,477	194,669
Toyo Seikan Kaisha, Ltd.	5,526	83,316
Toyota Tsusho Corp.	121,000	2,145,615
Transurban Group	45,851	247,993
Vinci SA	9,006	800,257
YIT-Yhtyma Oyj	3,650	138,681

		13,749,257

Conglomerates - 1.93%

Amano Corp.	2,148	32,607
DCC PLC	4,694	104,718
Futuris Corp., Ltd.	30,985	46,891
Groupe Bruxelles Lambert SA	4,038	387,077
Haw Par Corp., Ltd.	6,695	20,090
Hutchison Whampoa, Ltd.	124,000	1,225,724
Invensys PLC+	332,124	88,335
Itochu Corp.	50,000	301,558
Keppel Corp., Ltd.	31,000	214,507
LVMH Moet Hennessy Louis Vuitton SA	14,305	1,162,309
Mitsubishi Corp.	154,501	2,558,323
Noble Group, Ltd.	51,000	43,868
Patrick Corp., Ltd.	38,143	203,878
Siemens AG	46,832	3,557,927
Sumitomo Corp.	36,000	343,402
Swire Pacific, Ltd.	54,316	517,560
Tomkins PLC	45,149	230,005
Wesfarmers, Ltd.	21,977	656,394
Wharf Holdings, Ltd.	72,000	264,827

		11,960,000

Consumer Service - 0.01%

Getronics NV	7,083	82,631

Drugs - 6.70%

Alfresa Holdings Corp.	800	33,353
Astellas Pharma, Inc.	18,200	649,391
AstraZeneca PLC	94,941	4,351,021
Bayer AG	38,384	1,359,473
Celesio AG	2,235	195,851
Chugai Pharmaceutical Co., Ltd.	9,336	176,553
CSL, Ltd.	11,060	287,624
Daiichi Pharmaceutical Co., Ltd.	7,800	182,771
Eisai Co., Ltd.	8,406	320,066
Elan Corp. PLC+	23,188	207,821
GlaxoSmithKline PLC	341,562	8,294,489
H. Lundbeck A/S	3,400	88,666
Kaken Pharmaceutical Co., Ltd.	3,214	23,455
Kyowa Hakko Kogyo Co., Ltd.	11,265	83,319
Mayne Group, Ltd.	37,256	141,147
MEDICEO Holdings Co., Ltd.	4,500	59,525
Merck KGaA	2,833	245,308
Novartis AG	137,853	6,707,984
Novo-Nordisk AS	14,050	726,318

Omega Pharma SA	1,154	66,452
Orion Oyj, Class B	4,400	92,956
Roche Holding AG	41,027	5,689,852
Sankyo Co., Ltd.	13,300	270,606
Sanofi-Aventis	61,816	5,304,973
Santen Pharmaceutical Co., Ltd.	2,500	64,428
Schering AG	9,639	610,911
Serono SA	314	208,835
Shionogi & Co., Ltd.	11,507	149,433
Suzuken Co., Ltd.	2,100	59,190
Taisho Pharmaceutical Co., Ltd.	6,000	119,841
Takeda Pharmaceutical Co., Ltd.	55,900	3,029,013
Tanabe Seiyaku Co.	8,000	77,337
Tsumura & Co.	70,000	1,378,539
UCB SA	5,113	291,297

		41,547,798

Electronics/Electrical Equipment - 4.19%

Advantest Corp.	2,610	205,365
Alps Electric Co., Ltd.	6,449	105,137
Anritsu Corp.	4,000	22,562
Bang & Olufsen A/S	675	55,394
Barco NV	656	48,946
Canon, Inc.	25,300	1,280,855
Dainippon Screen Manufacturing Co., Ltd.	177,401	1,246,896
Electrocomponents PLC	25,417	120,659
Epcos AG+	2,860	35,276
Fanuc, Ltd.	25,000	1,897,285
Fuji Electric Holdings Co., Ltd.	18,000	67,279
Fujikura, Ltd.	12,000	69,283
Furukawa Electric Co., Ltd.+	20,000	94,680
Gamesa Corp. Tecnologica SA	6,394	96,199
GN Store Nord AS	12,700	166,330
Hirose Electric Co., Ltd.	1,081	123,957
Hitachi Cable, Ltd.	6,000	25,331
Hitachi, Ltd.	107,849	661,752
Ibiden Co., Ltd.	65,100	2,242,324
Johnson Electric Holdings, Ltd.	86,000	79,300
Keyence Corp.	1,100	260,090
Koninklijke Philips Electronics NV	76,854	2,024,128
Kyocera Corp.	5,543	385,925
Mabuchi Motor Co., Ltd.	1,000	51,697
Matsushita Electric Industrial Co., Ltd.	155,000	2,712,854
Minebea Co., Ltd.	12,125	50,573
Mitsubishi Electric Corp.	65,000	350,146
Mitsumi Electric Co., Ltd.	2,300	23,719
Murata Manufacturing Co., Ltd.	6,773	356,378
National Grid PLC	158,345	1,503,036
NEC Corp.	64,441	346,191
Neopost SA	1,860	172,348
NGK Insulators, Ltd.	9,537	102,740
Nippon Electric Glass Co., Ltd.	7,000	125,340
OCE NV	4,587	69,327
Oki Electric Industry Co., Ltd.	18,000	58,143
Omron Corp.	7,184	159,376
Pioneer Corp.	5,211	80,904
Premier Farnell PLC	21,196	67,472
Ricoh Co., Ltd.	23,000	358,319
Sanyo Electric Co., Ltd.	54,000	142,404
Schneider Electric SA	13,209	1,042,690
Secom Co., Ltd.	7,159	329,480
Seiko Epson Corp.	3,700	115,408
Sharp Corp.	117,330	1,775,926
SMC Corp.	1,900	236,154
Sony Corp.	33,462	1,121,142
Stanley Electric Co., Ltd.	5,100	81,337
Sumitomo Electric Industries, Ltd.	25,087	310,111
Taiyo Yuden Co.	4,000	47,708
TDK Corp.	4,100	306,072
Thomson	15,162	339,955
Tokyo Seimitsu Co., Ltd.	28,000	1,218,984
Toshiba Corp.	97,618	387,363
Ushio, Inc.	3,800	75,325
Venture Corp, Ltd.	14,000	127,774
Vestas Wind Systems A/S+	9,694	204,604
Yamaha Corp.	5,951	102,998
Yaskawa Electric Corp.+	7,000	55,274
Yokogawa Electric Corp.	6,900	91,578

		26,015,803

Finance Companies - 0.63%

Aeon Credit Service Co., Ltd.	1,000	65,869
Aiful Corp.	22,150	1,706,140
Cattles PLC	19,199	100,883
Credit Saison Co., Ltd.	5,354	210,719
Macquarie Airports	36,466	88,076
Promise Co., Ltd.	2,950	200,717
Sanyo Shinpan Finance Co., Ltd.	18,000	1,276,337
Takefuji Corp.	3,710	260,252

		3,908,993

Financial Services - 1.71%

3I Group PLC	33,771	428,675
Acom Co., Ltd.	2,419	159,264
Amvescap PLC	42,637	282,238
Australian Stock Exchange, Ltd.	5,998	120,577
Babcock & Brown, Ltd.	8,766	123,613
Banca Fideuram SpA	17,174	86,679
Challenger Financial Services Group, Ltd.+	23,399	63,451
D. Carnegie & Co. AB	2,600	30,367
Daiwa Securities Group, Inc.	43,045	293,635
Deutsche Boerse AG	5,876	537,716
Euronext NV	4,929	199,425
Fortis	68,382	1,956,276
Hellenic Exchanges SA	2,700	21,478
Hitachi Capital Corp.	1,700	34,872

Hong Kong Exchanges & Clearing, Ltd.	60,000	184,541
ICAP PLC	28,252	162,138
Irish Life & Permanent PLC	15,749	292,020
Jafco Co., Ltd.	1,100	66,696
London Stock Exchange PLC	14,866	152,269
Man Group PLC	17,018	506,652
Mitsubishi SecuritiesCo., Ltd.	7,000	67,001
MLP AG	3,543	68,326
Nikko Cordial Corp. (2)	53,000	261,433
Nomura Holdings, Inc.	59,400	816,440
OMX AB+	4,559	58,949
ORIX Corp.	15,800	2,608,204
Perpetual Trustees Australia, Ltd.	2,285	105,835
Provident Financial PLC	14,909	172,751
Sampo Oyj	23,150	365,946
Schroders PLC	7,259	114,532
SFCG Co., Ltd.	190	45,794
SFE Corp., Ltd.	7,826	68,556
Shinko Securities Co., Ltd.	17,000	57,201
Singapore Exchange, Ltd.	43,000	59,628
Tower, Ltd.+	16,746	24,680
Yamaichi Securities Co., Ltd. ADR+#(2)(3)	6,000	0

		10,597,858

Foods - 3.04%

Ajinomoto Co., Inc.	19,807	209,357
Ariake Japan Co., Ltd.	700	17,920
Axfood AB	1,750	44,003
Cadbury Schweppes PLC	121,527	1,203,020
Casino Guichard Perrachon SA	2,184	153,465
Colruyt SA	928	123,711
Compass Group PLC	125,865	565,868
Danisco A/S	2,950	189,795
Delhaize Group	4,124	238,320
East Asiatic Co., Ltd. A/S	1,125	85,877
Ebro Puleva SA	4,942	86,203
Fyffes PLC	18,315	57,486
Greencore Group PLC	9,085	39,781
Groupe Danone	13,887	1,469,697
House Foods Corp.	2,483	37,996
Iaws Group PLC	6,186	88,179
Katokichi Co., Ltd.	4,209	28,681
Kerry Group PLC	7,644	186,836
Kesko Oyj, Class B	3,830	109,381
Kikkoman Corp.	5,531	54,304
Meiji Dairies Corp.	8,000	44,660
Meiji Seika Kaisha, Ltd.	10,975	55,385
Nestle SA	23,564	6,628,274
Nichirei Corp.	9,213	37,559
Nippon Meat Packers, Inc.	6,000	64,478
Nisshin Seifun Group, Inc.	5,963	64,739
Nissin Food Products Co., Ltd.	3,055	79,475
Olam International, Ltd.+	35,000	22,546
Orkla ASA	11,124	447,890
QP Corp.	3,600	31,580
Royal Numico NV+	8,741	362,621
Sodexho Alliance SA	5,571	194,574
Suedzucker AG	3,573	74,950
Tate & Lyle PLC	28,425	237,222
Toyo Suisan Kaisha, Ltd.	83,000	1,464,037
Unilever NV	33,378	2,307,956
Unilever PLC	161,519	1,631,652
Want Want Holdings, Ltd.	23,000	26,080
Yakult Honsha Co., Ltd.	3,558	85,119
Yamazaki Baking Co., Ltd.	4,513	38,569

		18,889,246

Freight - 1.45%

A/S Dampskibsselskabet Torm	900	47,192
AP Moller - Maersk A/S	70	757,940
Arriva PLC	11,402	116,341
Associated British Ports Holdings PLC	17,714	148,562
Buhrmann NV	6,805	82,909
Cargotec Corp.+	2,380	65,726
ComfortDelGro Corp., Ltd.	103,000	88,646
Compangie Maritime Belge SA	1,022	32,889
Cosco Corp. Singapore, Ltd.	23,000	32,232
Deutsche Post AG	35,741	904,128
DSV AS	1,225	126,756
Euronav NV	1,138	37,207
Exel PLC	17,377	316,256
Firstgroup PLC	22,993	130,381
Frontline, Ltd.	3,050	143,720
Kamigumi Co., Ltd.	9,135	69,762
Kawasaki Kisen Kaisha, Ltd.	16,631	109,848
Mitsui & Co., Ltd.	47,331	501,016
Mitsui OSK Lines, Ltd.	276,000	2,037,170
National Express Group PLC	8,010	119,181
Neptune Orient Lines, Ltd.	30,000	57,987
Nippon Express Co., Ltd.	26,879	120,095
Nippon Yusen Kabushiki Kaisha	36,000	228,073
Orient Overseas International, Ltd.	12,900	51,519
Peninsular and Oriental Steam Navigation Co.	43,598	250,632
Seino Transportation Co., Ltd.	5,893	52,899
SembCorp Logistics, Ltd.	17,588	16,879
Sojitz Holdings Corp.+	6,900	35,885
Stagecoach Group PLC	49,951	97,269
Stolt-Nielsen SA+	2,250	87,020
Toll Holdings, Ltd.	14,461	154,238
TPG NV	22,436	577,590
Yamato Transport Co., Ltd.	92,923	1,404,542

		9,002,490

Hardware & Tools - 0.01%

Makita Corp.	4,000	79,923

Healthcare - 0.31%

Alliance Unichem PLC	14,764	220,247
Capio AB+	4,800	87,692
DCA Group, Ltd.	23,471	69,779
Elekta AB, Class B+	1,600	72,382
Essilor International SA	5,731	447,344
Fisher & Paykel Healthcare Corp.	28,146	69,001

Gambro AB, Series A	10,100	144,056
Gambro AB, Series B	5,500	78,532
Hoya Corp.	3,500	457,925
Parkway Holdings, Ltd.	34,000	40,553
Phonak Holding AG	2,484	95,181
SSL International PLC	11,066	57,230
William Demant Holding+	1,646	78,991

		1,918,913

Heavy Duty Trucks/Parts - 0.03%

Hino Motors, Ltd.	9,000	57,689
Nokian Renkaat Oyj	5,930	126,314

		184,003

Home Builders - 0.23%

Barratt Developments PLC	14,094	180,426
Bellway PLC	6,588	103,641
Berkeley Group Holdings PLC+	6,350	99,529
Bovis Homes Group PLC	6,944	77,189
Daiwa House Industry Co., Ltd.	17,070	207,190
Persimmon PLC	16,177	242,346
Sekisui House, Ltd.	17,000	187,433
Taylor Woodrow PLC	33,242	192,528
Wimpey George PLC	22,931	170,153

		1,460,435

Hospital Supplies - 0.06%

Fresenius Medical Care AG	2,043	185,459
Terumo Corp.	5,700	164,013

		349,472

Household Products - 0.64%

Aderans Co., Ltd.	1,200	27,957
Beiersdorf AG	982	115,143
Fisher & Paykel Appliances Holdings, Ltd.	14,637	35,009
Givaudan SA	389	249,557
Kao Corp.	18,000	429,336
Kose Corp.	1,100	39,383
L’Oreal SA	17,311	1,395,351
Oriflame Cosmetics SA SDR	1,750	42,290
Pacific Brands, Ltd.	29,373	61,466
Reckitt Benckiser PLC	36,336	1,129,260
Shiseido Co., Ltd.	13,000	183,913
Societe BIC SA	1,818	107,476
Toto, Ltd.	9,771	77,871
Uni-Charm Corp.	1,400	61,988

		3,956,000

Human Resources - 0.15%

Adecco SA	7,650	366,251
Capita Group PLC	38,764	255,664
Goodwill Group, Inc.	14	23,428
Meitec Corp.	1,216	38,177
Randstad Holdings NV	2,700	102,958
Vedior NV	9,734	141,509

		927,987

Information Processing - Hardware - 0.59%

Casio Computer Co., Ltd.	7,292	102,730
Logitech International SA+	4,755	177,619
Net One Systems Co., Ltd.	18	43,800
Nidec Corp.	15,880	1,807,983
Otsuka Corp.	15,000	1,417,615
Wincor Nixdorf AG	917	85,034

		3,634,781

Information Processing - Services - 0.34%

Atos Origin SA+	3,921	298,643
Computershare, Ltd.	22,566	114,501
CSK Corp.	2,200	96,004
Indra Sistemas SA	7,990	162,084
LogicaCMG PLC	43,853	141,558
Matsui Securities Co., Ltd.	3,600	38,224
NTT Data Corp.	43	148,724
Obic Co., Ltd.	300	51,878
Rakuten, Inc.	138	110,719
Softbank Corp.	8,200	419,462
Tietoenator Oyj	4,590	153,668
Wm-data AB	18,471	51,621
Yahoo Japan Corp.	126	298,747

		2,085,833

Information Processing - Software - 0.74%

Business Objects SA+	3,933	131,371
Dassault Systemes SA	3,311	161,973
Fuji Soft ABC, Inc.	1,100	34,651
Hitachi Software Engineering Co., Ltd.	1,100	18,660
iSOFT Group PLC	12,662	104,492
Misys PLC	28,282	115,648
Nomura Research Instutute, Ltd.	12,800	1,330,502
Oracle Corp. Japan	1,100	46,963
Sage Group PLC	74,973	309,866
SAP AG	12,893	2,193,314
Telelogic AB+	13,700	31,920
Trend Micro, Inc.	3,500	122,689

		4,602,049

Insurance - 3.99%

Aegon NV	81,605	1,150,996
Alleanza Assicurazioni SpA	24,711	279,761
Allianz AG	21,401	2,779,425
AMP, Ltd. @	108,625	607,305
Assicurazioni Generali SpA	55,885	1,759,165
Aviva PLC	138,226	1,532,428
Axa	83,648	2,237,519
AXA Asia Pacific Holdings, Ltd.	50,868	190,268

Britannic Group PLC	11,488	129,893
CNP Assurances	2,024	139,877
Corp. Mapfre SA	6,278	103,864
Friends Provident PLC	110,118	346,440
ING Groep NV	109,435	3,198,016
Insurance Australia Group, Ltd.	93,096	381,957
Legal & General Group PLC	379,872	765,402
Mediolanum SpA	14,831	96,000
Millea Holdings, Inc.	49	722,494
Mitsui Sumitomo Insurance Co., Ltd.	40,996	419,380
Munchener Rueckversicherungs AG	10,725	1,205,179
Pohjola Group PLC, Class D	3,600	51,477
Prudential PLC	139,204	1,276,806
QBE Insurance Group, Ltd.	45,042	584,002
Riunione Adriatica di Sicurta SpA	17,629	366,789
Royal & Sun Alliance Insurance Group	170,392	286,145
SCOR	48,087	95,709
Skandia Forsakrings AB	59,370	324,554
Sompo Japan Insurance, Inc.	29,000	334,303
Storebrand ASA	13,768	137,326
Swiss Reinsurance	18,807	1,215,147
T&D Holdings, Inc.	7,709	443,383
Topdanmark A/S+	1,150	88,056
Zurich Financial Services AG+	8,409	1,492,850

		24,741,916

Investment Company - 0.01%

Macquarie Communications Infrastructure Group	19,463	92,602

Leisure & Tourism - 1.08%

Accor SA	11,467	605,314
Amer Group	4,200	77,009
Aristocrat Leisure, Ltd. @	18,069	171,577
Autogrill SpA	6,686	93,734
Bandai Co., Ltd.	2,900	72,134
Carnival PLC	9,963	517,775
Creative Technology, Ltd.	3,250	26,907
EMI Group PLC	46,112	216,949
Enterprise Inns PLC	20,407	305,047
First Choice Holidays PLC	26,201	95,818
Hilton Group PLC	93,491	532,716
Hyatt Regency SA	2,460	31,889
Intercontinental Hotels Group PLC	25,835	349,575
Konami Corp.	3,061	70,272
Kuoni Reisen Holding+	166	64,329
Lottomatica SpA	1,820	68,944
Mitchells & Butlers PLC	29,789	197,090
Namco, Ltd.	2,668	44,049
NH Hoteles SA	4,538	68,767
Nintendo Co., Ltd.	3,300	347,628
OPAP SA	13,040	414,688
Oriental Land Co., Ltd.	1,771	105,754
Paddy Power PLC	2,631	49,249
Punch Taverns PLC	14,761	205,959
Sankyo Co., Ltd. Gunma	1,700	83,898
Sega Sammy Holdings, Inc.	2,300	169,452
Shangri-La Asia, Ltd.	62,000	107,448
Shimano, Inc.	2,640	72,891
Sky City Entertainment Group, Ltd.	24,387	82,438
Skylark Co., Ltd.	2,800	42,409
TABCORP Holdings, Ltd.	30,595	381,780
Toho Co., Ltd.	4,800	73,611
TUI AG	9,394	222,398
UNiTAB, Ltd.	7,008	70,178
Whitbread PLC	14,936	269,379
William Hill PLC	23,027	244,989
Yamaha Motor Co., Ltd.	6,300	118,581

		6,672,625

Machinery - 1.73%
Alfa Laval AB	5,500	95,083
Alstom RGPT+	6,419	267,393
Amada Co., Ltd.	11,863	92,198
Andritz AG	532	50,837
Atlas Copco AB, Series A	19,584	340,171
Atlas Copco AB, Series B	12,085	186,625
BBA Group PLC	26,485	146,427
Daifuku Co., Ltd.	120,000	1,446,926
Ebara Corp.	10,000	38,480
FKI PLC	33,999	65,020
Glory, Ltd.	2,100	36,407
Heidelberger Druckmaschien AG	3,010	107,784
Hitachi Construction Machinery Co., Ltd.	3,300	51,065
IMI PLC	20,383	162,951
Ishikawajima-Harima Heavy Industries Co., Ltd.+	37,596	60,790
KCI Konecranes Oyj	800	37,305
Komatsu, Ltd.	200,000	2,238,367
Komori Corp.	1,905	31,730
Kubota Corp.	37,000	230,887
MAN AG	8,232	416,800
Metso Oyj	6,150	152,054
Mitsubishi Heavy Industries, Ltd.	102,000	287,825
NSK, Ltd.	15,077	81,980
NTN Corp.	13,277	81,601
OSG Corp.	86,000	1,169,759
RHI AG+	1,208	38,462
Rieter Holding AG	260	77,917
Sandvik AB	11,800	525,141
SIG Holding AG	361	90,970
Sulzer AG	212	101,006
Sumitomo Heavy Industries, Ltd.	19,000	107,016
Techtronic Industries Co.	55,000	138,856
THK Co., Ltd.	3,500	79,691
Toyoda Machine Works, Ltd.	125,000	1,382,476
Toyota Industries Corp.	6,600	186,454
Wartsila Oyj	3,350	98,991

		10,703,445

Medical Technology - 0.34%

Cochlear, Ltd.	3,170	101,046
Coloplast A/S	1,573	93,917
Getinge AB	10,600	147,698
Nobel Biocare Holding AG	1,353	296,374
Novozymes A/S, Series B	3,100	161,732
Qiagen NV+	8,188	103,540
Smith & Nephew PLC	54,840	528,339
Sonic Healthcare, Ltd.	14,432	167,237
Straumann Holding AG	453	103,645
Synthes, Inc.	2,684	323,337
Zeltia SA	9,263	63,888

		2,090,753

Metals - 2.49%

Acerinox SA	10,760	158,172
Alumina, Ltd.	67,967	306,633
Anglo American PLC	82,871	2,099,959
Arcelor	29,888	660,401
Assa Abloy AB	17,200	231,644
Bekaert SA	838	69,456
BHP Billiton, Ltd.	209,350	3,275,907
BlueScope Steel, Ltd.	41,710	295,653
Boehler-Uddeholm AG	596	92,364
Corus Group PLC+	259,586	223,179
Daido Steel Co., Ltd.	252,000	1,271,398
Hoganas AB, Class B	1,600	40,546
JFE Holding, Inc.	65,700	1,918,402
Kobe Steel, Ltd.	91,000	216,430
NEOMAX Co., Ltd.	50,000	1,202,894
Nippon Steel Corp.	205,389	602,555
Nisshin Steel Co., Ltd.	29,000	83,894
OneSteel, Ltd.	32,925	80,419
Rautaruukki Oyj	4,900	98,886
SKF AB	22,592	277,341
Ssab Svenskt Stal AB, Series A	3,000	82,709
Ssab Svenskt Stal AB, Series B	1,400	36,305
Sumitomo Metal Industries, Ltd.	657,000	1,517,911
ThyssenKrupp AG	21,031	403,295
Tokyo Steel Manufacturing Co., Ltd.	3,700	53,687
Viohalco, Hellenic Copper and Aluminum Industry SA	6,410	43,794
Voestalpine AG	1,157	94,908

		15,438,742

Mining - 0.97%

BHP Billiton PLC	144,132	2,148,990
Dowa Mining Co., Ltd.	10,000	72,009
Iluka Resources, Ltd.	13,602	87,989
Mitsubishi Materials Corp.	33,000	96,086
Mitsui Mining & Smelting Co., Ltd.	19,977	99,541
Newcrest Mining, Ltd.	19,298	248,288
Nippon Light Metal Co., Ltd.	16,000	40,649
Outokumpu Oyj	6,000	88,737
Rio Tinto PLC	62,439	2,223,418
Rio Tinto, Ltd.	16,589	635,806
Sumitomo Metal Mining Co., Ltd.	18,341	139,841
Umicore	1,413	134,720

		6,016,074

Multimedia - 0.65%

APN News & Media, Ltd.	17,048	65,569
Lagardere SCA	7,020	503,851
Pearson PLC	46,868	567,095
Promotora de Informaciones SA	4,473	82,843
Publishing & Broadcasting, Ltd.	7,861	95,913
Reuters Group PLC	83,929	553,915
Seat Pagine Gialle SpA+	236,951	101,291
Telecom Italia Media SpA+	67,004	36,924
Tokyo Broadcasting System, Inc.	1,300	25,140
Vivendi Universal SA	62,643	1,976,200

		4,008,741

Oil & Gas - 8.65%

Australian Gas Light Co., Ltd. @	26,663	286,357
BG Group PLC	206,699	1,867,816
BP PLC @	1,235,654	14,081,630
Caltex Australia, Ltd.	7,883	103,680
Centrica PLC	216,560	979,239
ENI SpA	151,999	4,506,862
Gas Natural SDG SA	10,459	312,040
Hellenic Petroleum SA	6,254	71,659
INPEX Corp.	13	102,873
Lundin Petroleum AB+	9,600	118,676
Neste Oil OYJ+	7,450	250,665
Nippon Mining Holdings, Inc.	245,500	1,673,846
Nippon Oil Corp.	41,000	333,242
Norsk Hydro ASA	8,304	889,908
OMV AG	9,635	525,139
Origin Energy, Ltd.	46,116	253,271
Osaka Gas Co., Ltd.	68,188	218,520
Petroleum Geo-Services ASA+	3,320	99,606
Prosafe ASA	2,000	81,113
Repsol YPF SA	53,470	1,584,422
Royal Dutch Shell PLC, Class A (London)	24,229	790,543
Royal Dutch Shell PLC, Class B (London)	161,137	5,463,807
Royal Dutch Shell PLC, Class A (Amsterdam)	218,654	7,132,280
Santos, Ltd.	34,463	303,475
SBM Offshore NV	1,959	157,522
Showa Shell Sekiyu KK	5,700	66,027
Singapore Petroleum Co., Ltd.	7,000	22,701
Smedvig ASA, Class A	2,100	51,045
Statoil ASA	38,300	940,526
Stolt Offshore SA+	11,100	141,078
Technip SA	5,061	291,900
Teikoku Oil Co., Ltd.	6,711	56,563
Tokyo Gas Co., Ltd.	76,077	284,639
TonenGeneral Sekiyu KK	10,000	110,037
Total SA, Class B @	33,374	8,792,927
Woodside Petroleum, Ltd.	27,251	684,822

		53,630,456

Paper/Forest Products - 0.44%

Amcor, Ltd. @	51,273	257,627
Billerud AB	3,200	39,896
Carter Holt Harvey, Ltd.	38,209	67,585
Holmen AB, Series B	3,100	93,186
Mayr-Melnhof Karton AG	246	34,483
Nippon Paper Group, Inc.	32	121,323
Norske Skogindustrier ASA	6,700	114,933
OJI Paper Co., Ltd.	27,528	144,582
PaperlinX, Ltd.	26,053	64,215
Rexam PLC	32,223	293,633
Stora Enso Oyj	35,100	484,988
Svenska Cellulosa AB	11,300	403,157
UPM-Kymmene Oyj	30,544	611,475

		2,731,083

Photography - 0.18%

AGFA-Gevaert NV	5,641	148,026
Fuji Photo Film Co. Ltd.	16,373	530,601
Konica Minolta Holdings, Inc.	15,336	148,663
Nikon Corp.	9,485	112,289
Olympus Corp.	8,206	162,406

		1,101,985

Pollution Control - 0.01%

Tomra Systems ASA	10,300	66,743
Waste Management NZ, Ltd.	5,854	25,879

		92,622

Publishing - 0.64%

Arnoldo Mondadori Editore SpA	6,818	69,616
Daily Mail & General Trust	17,579	210,063
Emap PLC	15,038	220,631
Eniro AB	9,223	103,794
Gruppo Editoriale L’Espresso SpA	10,118	57,867
Independent News & Media PLC	32,626	98,223
John Fairfax Holdings, Ltd.	53,979	177,904
Reed Elsevier NV	41,091	575,683
Reed Elsevier PLC	74,475	701,853
Schibsted ASA	2,850	79,323
SCMP Group, Ltd.	56,372	22,851
Singapore Press Holdings, Ltd.	92,250	248,844
Trinity Mirror PLC	17,007	190,998
United Business Media PLC	16,173	163,078
VNU NV	14,077	433,048
Wolters Kluwer NV	16,514	311,027
Yell Group PLC	41,137	336,005

		4,000,808

Railroads & Equipment - 0.35%

Central Japan Railway Co.	53	406,210
East Japan Railway Co.	114	614,846
Keihin Electric Express Railway Co., Ltd.	15,582	96,736
Keio Electric Railway Co., Ltd.	19,000	104,338
Keisei Electric Railway Co., Ltd.	9,000	46,776
Kintetsu Corp.	52,072	168,001
MTR Corp.	79,000	160,351
Odakyu Electric Railway Co., Ltd.	22,000	119,140
RT Group PLC+ (2)(3)	10,000	901
SMRT Corp., Ltd.	36,000	23,154
Tobu Railway Co., Ltd.	26,624	102,247
Tokyu Corp.	30,426	143,219
West Japan Railway Co.	58	208,226

		2,194,145

Real Estate - 2.27%

Aeon Mall Co., Ltd.	29,000	971,984
Allgreen Properties, Ltd.	28,000	20,991
British Land Co. PLC	30,265	484,024
Brixton PLC	14,921	100,415
CapitaLand, Ltd.	62,000	108,015
Castellum AB	2,300	81,153
Centro Properties Group	45,538	204,876
CFS Gandel Retail Trust	88,234	118,192
Cheung Kong Holdings, Ltd.	87,562	953,171
City Developments, Ltd.	29,000	146,813
Commonwealth Property Office Fund	78,008	74,961
Daito Trust Construction Co., Ltd.	2,653	111,084
DB RREEF Trust	151,568	156,570
Gecina SA	544	65,161
General Property Trust	105,992	313,790
Great Portland Estates PLC	9,489	62,717
Hammerson PLC	16,194	263,293
Hang Lung Properties, Ltd.	108,000	168,485
Henderson Land Development Co., Ltd.	43,000	214,931
Hopewell Holdings	37,000	95,173
Hysan Development Co., Ltd.	37,000	92,500
IMMOFINANZ Immobilien Anlagen AG+	19,601	189,864
ING Industrial Fund	40,824	69,133
Inmobiliaria Colonial	1,800	102,935
Investa Property Group	87,171	135,833
IVG Immobilen AG	4,065	86,286
Keppel Land, Ltd.	21,000	43,076
Kerry Properties, Ltd.	28,500	77,243
Kiwi Income Property Trust	41,177	33,313
Klepierre	1,348	133,664
Land Securities Group PLC	27,318	701,436
Lend Lease Corp., Ltd.	20,953	209,588
Leopalace21 Corp.	4,100	76,733
Liberty International PLC	14,090	246,547
Macquarie Goodman Group	69,409	224,317
Meinl European Land, Ltd.+	4,500	80,714
Metrovacesa SA	3,269	221,700
Mirvac Group	49,858	144,022
Mitsubishi Estate Co., Ltd.	36,750	440,246
Mitsui Fudosan Co., Ltd.	27,000	348,287
PSP Swiss Property AG+	2,192	98,729
Sacyr Vallehermoso SA	6,411	164,893
Singapore Land, Ltd.	8,000	25,553

Sino Land Co.	88,000	98,590
Slough Estates PLC	24,691	244,909
Stockland	75,589	338,153
Sumitomo Realty & Development Co., Ltd.	13,000	167,223
Sun Hung Kai Properties, Ltd.	76,395	774,264
Tokyo Tatemono Co., Ltd.	8,000	60,087
Tokyu Land Corp.	12,000	67,645
Unibail	2,653	380,883
United Overseas Land, Ltd.	30,700	42,470
Urban Corp.	48,000	2,000,304
Westfield Group	84,924	1,120,111
Fabege AB	4,400	77,792
Wihlborgs Fastigheter AB+	1,000	24,590
Wing Tai Holdings, Ltd.	28,000	20,499

		14,079,931

Real Estate Investment Trusts - 0.16%

Ascendas Real Estate Investment Trust	51,000	68,005
CapitaMall Trust	39,000	55,963
Cofinimmo SA	345	55,271
Corio NV	2,357	137,276
Japan Real Estate Investment Corp.	11	93,320
Japan Retail Fund Investment Corp.	9	73,492
Nippon Building Fund, Inc.	13	108,383
Rodamco Europe NV	2,618	223,260
Suntec Real Estate Investment Trust	49,000	33,678
Wereldhave NV	1,214	128,016

		976,664

Retail - 3.63%

Aeon Co., Ltd.	21,930	411,053
Altana AG	4,099	234,581
Aoyama Trading Co., Ltd.	2,000	54,390
Boots Group PLC	42,182	470,933
Bulgari SpA	8,683	100,445
Carrefour SA	32,941	1,534,765
Circle K Sunkus Co., Ltd.	1,500	33,832
Citizen Watch Co., Ltd.	9,547	77,107
Coles Myer, Ltd.	64,522	483,790
Compagnie Financiere Richemont AG (4)	28,959	1,101,334
Culture Convenience Club Co., Ltd.	45,000	1,454,040
D’ieteren SA	162	37,229
Daimaru, Inc.	7,477	76,030
Dixons Group PLC	109,906	301,106
Douglas Holding AG	1,940	75,753
FamilyMart Co., Ltd.	2,156	66,896
Fast Retailing Co., Ltd.	1,700	130,187
Folli - Follie SA	970	30,608
Germanos SA	3,320	56,210
Giordano International, Ltd.	88,000	59,039
Grafton Group PLC+	12,781	134,997
GUS PLC	58,313	959,824
Hankyu Department Stores, Inc.	5,120	35,886
Harvey Norman Holdings, Ltd.	30,881	62,042
Hellenic Duty Free Shops SA	1,080	21,346
Hennes & Mauritz AB, Class B	27,693	967,157
HMV Group PLC	23,587	107,259
Inditex SA	12,740	347,992
Isetan Co., Ltd.	5,994	91,780
Ito-Yokado Co., Ltd. (2)	11,167	397,488
J Sainsbury PLC	79,515	407,440
Jeronimo Martins SA	2,205	32,066
KarstadtQuelle AG+	3,694	49,343
Kesa Electricals PLC	30,925	146,167
Kingfisher PLC	137,096	624,051
Koninklijke Ahold NV+	90,764	809,620
Lawson, Inc.	2,000	74,901
Marks & Spencer Group PLC	96,687	623,731
Marui Co., Ltd.	10,596	174,189
Matsumotokiyoshi Co., Ltd.	1,400	41,830
Metro AG	8,517	432,624
Mitsukoshi, Ltd.	14,000	69,350
Next PLC	15,115	412,501
Nitori Co., Ltd.	650	52,240
Pinault-Printemps-Redoute SA	3,868	415,916
Ryohin Keikaku Co., Ltd.	900	52,687
Seven-Eleven Japan Co., Ltd. (2)	12,400	366,320
Shimachu Co., Ltd.	1,597	40,389
Shimamura Co., Ltd.	16,700	1,597,481
Signet Group PLC	101,362	199,719
Sonae SGPS SA	52,557	82,383
Swatch Group AG	3,202	91,301
Swatch Group AG, Class B	1,956	271,564
Takashimaya Co., Ltd.	9,000	100,008
Tesco PLC	454,655	2,682,410
UNY Co., Ltd.	6,295	74,381
Valora Holding AG+	209	38,987
Warehouse Group, Ltd.	8,027	21,142
Woolworths, Ltd.	61,987	762,870
Yamada Denki Co., Ltd.	28,600	1,844,285

		22,506,995

Semiconductors - 0.49%

ARM Holdings PLC	78,845	164,139
ASM Pacific Technology, Ltd.	10,500	51,752
ASML Holding NV+	28,257	475,887
Chartered Semiconductor Manufacturing, Ltd.+	58,000	38,305
Elpida Memory, Inc.+	1,300	37,323
Fujitsu, Ltd.	59,448	355,869
Infineon Technologies AG+	37,106	347,625
Micronas Holding AG+	1,893	80,501
Nec Electronics Corp.	1,300	42,219
Rohm Co., Ltd.	3,608	330,054
Sanken Electric Co., Ltd.	4,000	47,744
Solomon Systech International, Ltd.	110,000	33,048
STATS ChipPAC, Ltd.+	75,000	47,211
STMicroelectronics NV	36,984	610,679
Tokyo Electron, Ltd.	5,400	307,442
Unaxis Holding AG+	331	47,235

		3,017,033

Telecommunications - 6.92%

Alcatel SA+	72,439	847,005
Belgacom SA	9,506	334,466
BT Group PLC	496,296	1,931,839
Cable & Wireless PLC	139,851	383,357
Cosmote Mobile Telecommunications SA	7,770	152,837
Datacraft Asia, Ltd.+	14,000	13,367
Deutsche Telekom AG	159,338	3,034,324
Eircom Group PLC	32,907	76,474
Elisa Corp., Class A	8,250	150,326
France Telecom SA	93,646	2,830,883
Hellenic Telecommunications Organization SA+	14,335	296,758
Hikari Tsushin, Inc.	800	56,697
Hutchison Telecommunications International, Ltd.+	84,000	100,394
Intracom SA	4,992	34,108
Kudelski SA+	2,052	83,440
Marconi Corp PLC+	12,189	62,215
Mobistar SA	1,656	130,344
Nippon Telegraph and Telephone Corp.	174	757,194
Nokia Oyj	258,872	4,075,825
NTT DoCoMo, Inc.	573	923,329
PCCW, Ltd.	215,657	141,817
Portugal Telecom SGPS SA	44,277	420,961
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,582	44,709
Royal KPN NV	122,426	1,159,531
Singapore Telecommunications, Ltd.	387,790	596,190
SmarTone Telecommunications Holding, Ltd.	17,500	20,363
Swisscom AG	1,256	423,192
Tandberg ASA	7,800	95,631
TDC A/S	11,570	615,215
Tele2 AB	18,475	201,827
Telecom Corp. of New Zealand, Ltd.	114,120	483,352
Telecom Italia SpA	624,568	1,972,179
Telecom Italia SpA RNC	351,906	927,712
Telefonaktiebolaget LM Ericsson, Class B	865,000	3,018,383
Telefonica Publicidad e Informacion SA	9,488	82,780
Telefonica SA	260,467	4,318,000
Telekom Austria AG	20,438	429,989
Telenor ASA	45,800	420,398
TeliaSonera AB	109,068	545,274
Telstra Corp., Ltd.	123,528	436,779
Tiscali SpA+	13,778	41,614
Uniden Corp.	3,000	46,435
Vodafone Group PLC	3,708,798	10,194,426

		42,911,939

Textile - Products - 0.11%

Kuraray Co., Ltd.	12,461	110,314
Mitsubishi Rayon Co., Ltd.	19,042	83,365
Nisshinbo Industries, Inc.	5,532	44,485
Teijin, Ltd.	28,277	150,733
Texwinca Holdings, Ltd.	36,000	24,561
Toray Industries, Inc.	44,992	206,449
Toyobo Co., Ltd.	21,876	51,015

		670,922

Tobacco - 1.09%

Altadis SA	16,539	719,223
British American Tobacco PLC	93,092	1,878,695
Gallaher Group PLC	38,257	583,762
Imperial Tobacco Group PLC	42,293	1,178,277
Japan Tobacco, Inc.	150	2,172,801
Swedish Match AB	18,799	239,670

		6,772,428

Utilities - Electric - 3.01%

Chubu Electric Power Co., Inc.	19,900	486,252
CLP Holdings, Ltd.	105,500	615,084
Contact Energy, Ltd.	16,837	87,018
E. ON AG	36,369	3,481,193
Edison SpA+	48,527	110,755
Electrabel SA	1,603	816,222
Electric Power Development Co.	4,700	145,260
Endesa SA	55,645	1,261,871
Enel SpA	251,353	2,235,987
Energias de Portugal SA	106,766	300,990
Fortum Oyj	25,400	494,700
Hokkaido Electric Power Co, Inc.	6,000	125,492
HongKong Electric Holdings, Ltd.	81,500	393,937
Iberdrola SA	47,382	1,220,050
International Power PLC+	86,033	362,172
Kansai Electric Power Co., Inc.	26,000	554,646
Kyushu Electric Power Co., Inc.	12,800	290,856
Public Power Corp.	6,100	150,288
RWE AG, Class A	24,452	1,641,590
Scottish & Southern Energy PLC	50,150	894,782
Scottish Power PLC	108,955	989,107
Terna SpA	70,076	186,583
Tohoku Electric Power Co., Inc.	14,416	313,372
Tokyo Electric Power Co., Inc.	38,600	949,695
Union Fenosa SA	12,454	364,054
Vector, Ltd.+	14,600	33,211
Verbund - Oesterreichische Elektrizitatswirtschafts AG, Class A	450	152,997

		18,658,164

Utilities - Gas, Distribution - 0.14%

Alinta, Ltd.	14,672	122,137
Hong Kong & China Gas	212,400	426,878

Snam Rete Gas SpA	57,093	316,372

		865,387

Water Services - 0.56%

Kelda Group PLC	21,937	268,846
Kurita Water Industries, Ltd.	3,810	68,040
Severn Trent PLC	20,207	355,724
Sociedad General de Aguas de Barcelona SA	3,402	77,664
Suez SA	47,691	1,393,076
Suez SA Strip VVPR+	7,500	93
United Utilities PLC	50,676	585,844
Veolia Environnement	17,800	728,277

		3,477,564

Total Common Stock (Cost $504,346,878)		569,270,188

PREFERRED STOCK - 0.23%
Automotive - 0.10%

Porsche AG	459	359,027
Volkswagen AG 4.72%	6,145	244,175

		603,202

Chemical - 0.05%

Henkel KGaA	3,468	328,565

Hospital Supplies - 0.02%

Fresenius Medical Care AG 2.88%	1,532	119,039

Machinery - 0.02%

Schindler Holding AG 1.95%	301	120,908

Multimedia - 0.02%

ProSieben Sat.1 Media AG	4,791	84,842

Utilities - Electric - 0.02%

RWE AG 4.58%	2,278	132,099

Total Preferred Stock (Cost $1,137,541)		1,388,655

EXCHANGE-TRADED FUNDS - 5.37%
Financial Services - 5.37%

iShares MSCI EAFE Index Fund	146,700	8,219,601
iShares MSCI Japan Index Fund#	1,029,600	11,459,448
Nomura TOPIX Exchange Traded Fund	1,175,000	13,616,710

		33,295,759

Total Exchange-Traded Funds (Cost $32,572,501)		33,295,759

FOREIGN BONDS & NOTES - 0.00%
Oil & Gas - 0.00%

Transco Holdings PLC:
4.19% due 12/14/22	$5,000	12,923
5.75% due 12/14/09 (5)	5,000	9,261
7.00% due 12/16/24	5,000	11,167

		33,351

Total Foreign Bonds & Notes (Cost $20,974)		33,351

Total Long-Term Investment Securities (Cost $538,077,894)		603,987,953

SHORT-TERM INVESTMENT SECURITIES - 1.39%
Collective Investment Pool - 1.33%

Securities Lending Quality Trust (6)	8,248,347	8,248,347

Government Obligations - 0.06%

United States Treasury Bills:
2.64% due 11/30/05 @	50,000	49,711
3.32% due 09/22/05 @	350,000	349,331

		399,042

Total Short-Term Investment Securities (Cost $8,647,352)		8,647,389

REPURCHASE AGREEMENT - 2.73%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $16,897,577 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $17,408,017

(Cost $16,896,000)	16,896,000	16,896,000

TOTAL INVESTMENTS (Cost $563,621,246) (7)	101.51%	629,531,342
Liabilities in excess of other assets	(1.51)%	(9,340,386)

NET ASSETS	100.00%	$620,190,956

ADR -	American Depository Receipt
SDR -	Swedish Depository Receipt
VVPR -	Reduced tax rate shares
+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at August 31, 2005. At August 31, 2005, the aggregate value of these securities was $569,355,176 representing 91.80% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security (see Note 1)
(3)	Illiquid security
(4)	Consists of more than one class of securities traded together as a unit.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2005.
(6)	The security is purchased with the cash collateral received from securities loaned.
(7)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2005	Unrealized Appreciation/ (Depreciation)
4 Long	MSCI Singapore Index	Sep 2005	$128,016	$128,063	$47
2 Long	Hang Seng Index	Sep 2005	190,473	191,657	1,184
12 Long	OMXS 30 Index	Sep 2005	137,183	134,236	(2,947)
1 Long	Amsterdam Index	Sep 2005	97,580	95,883	(1,697)
5 Long	CAC 40 10 Euro Index	Sep 2005	276,512	270,793	(5,719)
1 Long	IBEX 35 Index	Sep 2005	125,690	123,365	(2,325)
1 Long	S&P/MIB Index	Sep 2005	200,170	206,162	5,992
11 Long	SPI 200 Index	Sep 2005	888,232	916,887	28,655
300 Long	MSCI Pan Euro Index	Sep 2005	6,943,014	7,176,467	233,453
7 Long	FTSE 100 Index	Sep 2005	645,186	666,873	21,687
2 Long	DAX Index	Sep 2005	295,517	297,605	2,088

					$280,418

Currency Legend

GBP British Pound

See Notes to Schedule of Investments

The following represents the investment holdings by country of the International Equities Fund as a percentage of net assets as of August 31, 2005.

Country	Percent of Net Assets
Japan	24.90%
United Kingdom	23.14%
France	8.44%
United States	7.35%
Germany	6.17%
Switzerland	6.01%
Australia	4.78%
Italy	3.51%
Spain	3.48%
Netherlands	3.11%
Sweden	2.15%
Hong Kong	1.44%
Finland	1.28%
Belgium	1.18%
Ireland	0.76%
Singapore	0.76%
Denmark	0.73%
Norway	0.66%
Greece	0.54%
Austria	0.40%
Portugal	0.26%
New Zealand	0.20%
Bermuda	0.15%
Luxembourg	0.11%

Total investments	101.51%

INTERNATIONAL GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

		Principal Amount (Denominated in Local Currency)	Value (Note 1)
CORPORATE BONDS - 11.56%
Finland - 0.63%

Stora Enso Oyj:
3.88% due 12/15/09	SEK	6,800,000	$926,402

France - 1.19%

Dexia Municipal Agency:
0.80% due 05/21/12	JPY	195,000,000	1,753,022

Germany - 1.78%

Aries Vermogensverwaltung GmbH:
9.60% due 10/25/14	USD	2,000,000	2,625,000

Netherlands - 0.59%

Nederlandse Waterschapsbank:
3.25% due 06/18/07	EUR	700,000	878,783

Sweden - 0.58%

Aktiebolaget SKF:
3.00% due 6/28/10	EUR	700,000	863,392

United Kingdom - 1.09%

BAE Systems PLC:
11.88% due 12/29/08	GBP	320,000	699,338
Tesco PLC:
0.70% due 09/20/06	JPY	100,000,000	907,953

			1,607,291

United States - 5.70%

Citigroup, Inc.:
0.80% due 10/30/08	JPY	150,000,000	1,370,639
General Electric Capital Corp:
1.00% due 03/21/12	JPY	170,000,000	1,528,240
4.38% due 01/15/09	USD	2,840,000	2,845,396
Genetech, Inc.:
5.25% due 7/15/35*	USD	750,000	757,888
Procter & Gamble Co.:
2.00% due 06/21/10	JPY	200,000,000	1,919,324

			8,421,487

Total Corporate Bonds
(Cost $17,138,460)			17,075,377

GOVERNMENT BONDS - 81.17%
Argentina - 1.85%

Republic of Argentina:
4.01% due 08/03/12	USD	1,240,000	959,140
5.25% due 12/31/38 (1)	USD	1,303,134	471,083
8.28% due 12/31/33	USD	1,358,106	1,294,954

			2,725,177

Australia - 0.22%

Queensland Treasury Corp.,
5.50% due 05/14/10	AUD	420,000	321,482

Belgium - 1.25%

Kingdom of Belgium:
4.25% due 09/28/14	EUR	1,070,000	1,442,057
5.50% due 03/28/28	EUR	250,000	399,111

			1,841,168

Brazil - 6.27%

Brazil Federative Republic:
4.31% due 04/15/12 (2)	USD	2,314,121	2,221,556
7.88% due 03/07/15	USD	360,000	361,260
8.00% due 01/15/18	USD	1,030,000	1,064,505
8.25% due 01/20/34	USD	570,000	554,325
8.88% due 10/14/19	USD	660,000	693,660
8.88% due 04/15/24	USD	275,000	284,625
10.25% due 06/17/13	USD	1,245,000	1,437,975
10.50% due 07/14/14	USD	1,050,000	1,228,500
11.00% due 01/11/12	USD	960,000	1,132,800
11.00% due 08/17/40	USD	235,000	280,355

			9,259,561

Canada - 2.30%

Government of Canada:
3.00% due 06/01/07	CAD	1,680,000	1,415,556
5.25% due 06/01/13	CAD	2,130,000	1,985,123

			3,400,679

Colombia - 1.66%

Republic of Colombia:
8.25% due 12/22/14	USD	310,000	335,575
10.75% due 01/15/13	USD	920,000	1,124,700
12.00% due 10/22/15	COP	2,073,000,000	990,737

			2,451,012

Denmark - 0.21%

Kingdom of Denmark,
7.00% due 11/10/24	DKK	1,250,000	308,989

Finland - 0.99%

Republic of Finland:
3.00% due 07/4/08	EUR	730,000	917,769
6.00% due 04/25/08	EUR	168,187	226,737
7.25% due 04/18/06	EUR	254,563	323,668

			1,468,174

France - 5.32%

Government of France:
2.50% due 07/12/10	EUR	770,000	946,883
4.75% due 10/25/12	EUR	2,500,000	3,462,921
4.75% due 04/25/35	EUR	1,055,000	1,566,896
5.00% due 10/25/11	EUR	360,000	501,259
5.50% due 04/25/29	EUR	855,347	1,379,203

			7,857,162

Germany - 5.37%

Federal Republic of Germany:
3.50% due 10/09/09	EUR	3,320,000	4,257,236
4.00% due 02/16/07	EUR	2,250,000	2,847,119
4.50% due 07/04/09	EUR	620,000	821,283

			7,925,638

Greece - 4.78%

Republic of Greece:
6.00% due 05/19/10	EUR	886,837	1,253,939
6.50% due 10/22/19	EUR	1,299,837	2,122,026
8.60% due 03/26/08	EUR	2,590,000	3,683,835

			7,059,800

Italy - 2.55%

Republic of Italy:
4.75% due 02/01/13	EUR	1,920,000	2,646,688
9.00% due 11/01/23	EUR	532,912	1,125,391

			3,772,079

Japan - 11.47%

Government of Japan:
0.50% due 06/20/07	JPY	314,300,000	2,858,199
0.80% due 03/20/13	JPY	253,000,000	2,250,326
1.40% due 12/20/14	JPY	341,700,000	3,119,988
1.90% due 12/20/10	JPY	358,000,000	3,449,404
2.70% due 03/20/07	JPY	218,500,000	2,054,026
5.00% due 09/21/09	JPY	300,000,000	3,211,943

			16,943,886

Mexico - 4.36%

United Mexican States:
5.88% due 01/15/14	USD	800,000	836,000
6.63% due 03/03/15	USD	1,190,000	1,313,760
7.50% due 01/14/12	USD	450,000	511,875
8.13% due 12/30/19	USD	900,000	1,111,050
8.30% due 08/15/31	USD	650,000	823,875
9.50% due 12/18/14	MXN	19,200,000	1,839,487

			6,436,047

Netherlands - 0.66%

Kingdom of The Netherlands:
5.00% due 07/15/11	EUR	705,000	976,586

Peru - 0.70%

Republic of Peru:
7.35% due 07/21/25	USD	1,000,000	1,037,500

Poland - 0.70%

Poland Government Bond:
5.75% due 03/24/10	PLN	3,225,000	1,032,980

Russia - 6.94%

Russian Federation:
3.00% due 05/14/11	USD	620,000	551,800
7.50% due 03/31/30 (1)	USD	6,960,000	7,953,888
8.25% due 03/31/10	USD	1,175,000	1,275,698
12.75% due 06/24/28	USD	250,000	467,150

			10,248,536

South Africa - 1.62%

Republic of South Africa:
13.00% due 08/31/10	ZAR	9,910,000	1,891,601
13.50% due 09/15/15	ZAR	2,325,000	500,172

			2,391,773

Spain - 1.71%

Kingdom of Spain:
5.75% due 07/30/32	EUR	1,495,000	2,520,284

Sweden - 1.19%

Kingdom of Sweden:
5.00% due 01/28/09	SEK	12,200,000	1,752,165

Turkey - 2.78%

Republic of Turkey:
7.00% due 06/05/20	USD	630,000	607,162
8.00% due 02/14/34	USD	490,000	502,863
9.50% due 01/15/14	USD	310,000	365,800
11.00% due 01/14/13	USD	330,000	412,913
11.88% due 01/15/30	USD	1,550,000	2,210,687

			4,099,425

Ukraine - 0.70%

Government of Ukraine:
7.65% due 06/11/13	USD	940,000	1,036,538

United Kingdom - 3.96%
Government of United Kingdom:
5.00% due 09/7/14	GBP	1,901,000	3,644,784
5.75% due 12/7/09	GBP	1,150,250	2,207,445

			5,852,229

United States - 8.72%

Federal Home Loan Bank:
6.80% due 11/21/16	USD	1,000,000	1,202,126
Federal Home Loan Mtg. Corp.:
5.13% due 01/15/12	EUR	1,000,000	1,393,572

Federal National Mtg. Assoc.:
2.13% due 10/09/07	JPY	250,000,000	2,349,925
United States Treasury Bonds:
5.38% due 02/15/31	USD	493,000	578,004
8.00% due 11/15/21	USD	3,435,000	4,915,135
United States Treasury Notes:
4.00% due 02/15/15	USD	910,000	907,334
4.25% due 11/15/13	USD	1,500,000	1,526,601

			12,872,697

Uruguay - 0.50%
Republic of Uruguay:
7.50% due 03/15/15	USD	450,000	447,750
9.25% due 05/17/17	USD	260,000	285,350

			733,100

Venezuela - 2.39%
Republic of Venezuela:
8.50% due 10/08/14	USD	700,000	742,000
9.25% due 09/15/27	USD	2,565,000	2,783,025

			3,525,025

Total Government Bonds (Cost $112,969,321)			119,849,692

SUPRANATIONAL - 1.71%

European Investment Bank,	EUR	2,000,000
4.00% due 01/15/07 (Cost $1,761,700)			2,524,890

RIGHTS - 0.02%+

United Mexican States, Series D (3)		500,000	13,250
United Mexican States, Series E (3)		500,000	12,500

Total Rights (Cost $0)			25,750

Total Long-Term Investment Securities (Cost $131,869,481)			139,475,709

REPURCHASE AGREEMENT - 4.64%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $6,849,639 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $6,987,688 (Cost $6,849,000)		6,849,000	6,849,000

TOTAL INVESTMENTS (Cost $138,718,481) (4)		99.10%	146,324,709
Other assets less liabilities		0.90%	1,325,729

NET ASSETS		100%	$147,650,438

+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $757,888 representing 0.51% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2005.
(3)	Fair valued security (see Note 1)
(4)	See Note 4 for cost of investments on a tax basis.

Open Forward Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD 2,340,000	USD	1,794,686	11/04/2005	$34,611
*USD 722,791	EUR	590,000	11/04/2005	7,232
*USD 1,414,621	EUR	1,155,000	11/04/2005	14,492
GBP 1,040,000	USD	1,875,848	11/04/2005	3,483

				59,818

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
*USD 1,764,220	AUD	2,340,000	11/04/2005	(4,144)
*EUR 1,370,000	USD	1,675,839	11/04/2005	(19,300)
*EUR 1,150,000	USD	1,400,447	11/04/2005	(22,479)
USD 1,469,823	JPY	161,194,000	09/01/2005	(13,405)

				(59,328)

Net Unrealized Appreciation (Depreciation)				$490

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United State Dollar
ZAR	South African Rand

See Notes to Schedule of Investments

INTERNATIONAL GROWTH I FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1) (1)
COMMON STOCK - 98.07%
Advertising - 0.20%

WPP Group PLC	73,970	$764,293

Airlines - 0.90%

BAA PLC	115,696	1,279,680
Ryanair Holdings PLC Sponsored ADR+	40,026	1,832,790
Singapore Airlines, Ltd.	57,000	401,124

		3,513,594

Apparel & Products - 1.17%

Adidas-Salomon AG	11,450	2,047,506
Esprit Holdings, Ltd.	206,500	1,524,113
Puma AG Rudolf Dassier Sport	3,700	1,002,213

		4,573,832

Automotive - 2.87%

Bridgestone Corp.	66,000	1,308,659
Continental AG	35,946	2,855,569
Honda Motor Co., Ltd.	38,700	2,080,005
Nissan Motor Co., Ltd.	46,800	492,835
Suzuki Motor Corp.	26,200	456,592
Toyota Motor Corp.	79,750	3,265,033
Volvo AB, Class B	18,202	782,478

		11,241,171

Banks - 14.11%

Allied Irish Banks PLC	31,300	676,099
Anglo Irish Bank Corp. PLC	318,771	4,308,712
Banca Intesa SpA	109,700	530,338
Banco Bilbao Vizcaya Argentaria SA	102,620	1,709,166
Banco Popolare Di Verona e Novara SCRL	112,886	2,029,510
Banco Popular Espanol SA	173,870	2,128,737
Banco Santander Central Hispano SA	46,900	575,230
Bangkok Bank PCL	188,300	508,213
Bank of Ireland	125,436	1,991,962
Bank of Yokohama, Ltd.	146,500	945,325
BNP Paribas SA	23,870	1,746,773
Commonwealth Bank of Australia	14,886	421,741
Credit Agricole SA	50,790	1,359,922
DBS Group Holdings, Ltd.	53,000	493,843
Depfa Bank PLC	63,790	1,077,758
DNB NOR ASA	186,736	1,975,813
EFG Eurobank Ergasias SA	14,600	440,684
Erste Bank Der Oesterreichischen Sparkassen AG	77,367	4,293,663
HDFC Bank, Ltd.	12,900	617,781
HSBC Holdings PLC	12,046	194,334
KBC Bankverzekeringsholding#	45,526	3,784,273
Mitsubishi Tokyo Financial Group, Inc.#	80	823,435
National Australia Bank, Ltd.#	52,800	1,250,680
National Bank of Greece SA	76,206	2,836,183
OTP Bank Rt.	18,420	1,451,441
PT Bank Central Asia Tbk	1,192,500	396,875
Royal Bank of Scotland Group PLC	114,638	3,351,332
Shinsei Bank, Ltd.	206,000	1,276,168
Societe Generale, Class A	37,336	4,055,183
Standard Bank Group, Ltd.	55,900	610,815
UBS AG	79,189	6,504,128
UniCredito Italiano SpA	148,180	847,475

		55,213,592

Beverages - 2.03%

Coca-Cola Amatil, Ltd.	84,100	549,520
Companhia De Bebidas das Americas ADR	25,600	821,760
Diageo PLC	236,990	3,399,371
InBev NV	22,000	861,054
Pernod-Ricard#	13,240	2,300,148

		7,931,853

Broadcasting - 0.70%

Grupo Televisa SA ADR	22,560	1,416,768
Mediaset SpA	74,800	925,124
Societe Television Francaise 1	14,247	383,968

		2,725,860

Building Materials - 2.49%

Asahi Glass Co., Ltd.	170,000	1,751,217
Bouygues SA	17,800	796,631
CRH PLC	34,800	946,794
Daikin Industries, Ltd.	66,500	1,789,671
Lafarge SA#	25,946	2,413,141
Taisei Corp.	383,000	1,397,531
Wolseley PLC	32,386	661,116

		9,756,101

Chemical - 3.49%

BASF AG	26,936	1,893,147
BOC Group PLC	25,130	476,578
DSM NV	10,200	790,611
JSR Corp.	31,200	701,966
Kaneka Corp.	43,000	518,344
L’Air Liquide SA	15,060	2,626,619
Nitto Denko Corp.	33,200	2,121,641
Sekisui Chemical Co., Ltd.	119,000	772,071
Shin-Etsu Chemical Co., Ltd.	40,500	1,644,756
Syngenta AG+	19,750	2,109,195

		13,654,928

Commercial Services - 3.00%

ACS, Actividades de Construccion y Servicios SA	28,900	871,552
Brambles Industries, Ltd.	84,600	571,226
Cintra Concesiones de Infrastructuras de Transporte SA+	90,327	1,182,210

Grupo Ferrovial SA#	38,182	2,955,086
Macquarie Infrastructure Group	563,200	1,653,105
Vinci SA#	50,832	4,516,839

		11,750,018

Conglomerates - 0.76%

Hutchison Whampoa, Ltd.	70,000	691,941
Keppel Corp., Ltd.	108,000	747,316
LVMH Moet Hennessy Louis Vuitton SA	18,780	1,525,912

		2,965,169

Drugs - 9.33%

Astellas Pharma, Inc.#	89,050	3,177,376
AstraZeneca PLC	111,506	5,110,173
Chugai Pharmaceutical Co., Ltd.	39,800	752,657
Eisai Co., Ltd.	42,250	1,608,706
GlaxoSmithKline PLC	192,080	4,664,469
Merck KGaA	9,300	805,283
Novartis AG	62,316	3,032,322
Novo-Nordisk A/S	25,576	1,322,158
Roche Holding AG	51,931	7,202,079
Sanofi-Aventis#	48,066	4,124,965
Schering AG	19,010	1,204,836
Serono SA	740	492,159
Shire Pharmaceuticals PLC	87,300	1,097,092
Takeda Pharmaceutical Co., Ltd.	21,100	1,143,331
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	23,300	755,852

		36,493,458

Electronics/Electrical Equipment - 5.70%

Advantest Corp.#	7,100	558,655
Canon, Inc.	43,500	2,202,260
Fanuc, Ltd.	13,400	1,016,945
Keyence Corp.	8,600	2,033,430
LG.Philips LCD Co., Ltd. ADR+	39,300	894,075
Matsushita Electric Industrial Co., Ltd.#	133,000	2,327,804
Murata Manufacturing Co., Ltd.	43,500	2,288,862
National Grid PLC	102,420	972,187
Omron Corp.	53,100	1,178,013
Ricoh Co., Ltd.	59,000	919,166
Samsung Electronics Co., Ltd.	1,790	945,886
Samsung Electronics Co., Ltd. GDR+*	9,060	2,375,985
Schneider Electric SA	51,510	4,066,089
SMC Corp.	4,200	522,025

		22,301,382

Finance Companies - 0.44%

Takefuji Corp.	24,780	1,738,289

Financial Services - 1.18%

Amvescap PLC	74,370	492,296
Man Group PLC	47,016	1,399,738
ORIX Corp.	16,450	2,715,503

		4,607,537

Foods - 2.94%

Ajinomoto Co., Inc.	98,500	1,041,131
Groupe Danone	11,140	1,178,975
Nestle SA	17,568	4,941,670
Royal Numico NV+	46,686	1,936,769
Unilever PLC	238,200	2,406,277

		11,504,822

Freight - 0.26%

Deutsche Post AG	23,910	604,843
TPG NV	15,400	396,456

		1,001,299

Healthcare - 1.02%

Essilor International SA	20,206	1,577,218
Hoya Corp.	18,525	2,423,730

		4,000,948

Home Builders - 0.16%

Daiwa House Industry Co., Ltd.	53,000	643,298

Hospital Supplies - 0.50%

Fresenius Medical Care AG#	21,462	1,948,276

Household Products - 2.14%

Reckitt Benckiser PLC	261,931	8,140,361
Shiseido Co., Ltd.#	16,000	226,354

		8,366,715

Human Resources - 0.08%

Capita Group PLC	49,400	325,813

Information Processing - Hardware - 0.18%

Nidec Corp.	6,100	694,502

Information Processing - Services - 0.25%

Check Point Software Technologies, Ltd.+	43,840	989,030

Information Processing - Software - 0.69%

Business Objects SA+	28,990	968,328
Infosys Technologies, Ltd. ADR	24,400	1,727,276

		2,695,604

Insurance - 4.64%

Aegon NV	121,530	1,714,118
Aviva PLC	89,400	991,124
AXA	165,641	4,430,769
ING Groep NV#	73,130	2,137,076
Legal & General Group PLC	837,190	1,686,849
Manulife Financial Corp.	28,800	1,465,900
Power Corp. of Canada	22,700	609,642
QBE Insurance Group, Ltd.#	274,010	3,552,737
Swiss Life Holding	11,170	1,565,570

		18,153,785

Leisure & Tourism - 3.24%

Accor SA#	41,320	2,181,179
Enterprise Inns PLC	58,400	872,971
Hilton Group PLC	387,120	2,205,826
Nintendo Co., Ltd.	11,100	1,169,294
OPAP SA	101,916	3,241,058
William Hill PLC	225,660	2,400,847
Yamaha Motor Co., Ltd.	32,200	606,083

		12,677,258

Machinery - 1.31%

Atlas Copco AB, Series A	47,780	829,932
Komatsu, Ltd.	75,500	844,984
MAN AG	11,500	582,264
Sandvik AB	53,430	2,377,821
Shanghai Electric Group Corp.+	1,600,000	488,713

		5,123,714

Medical Technology - 0.85%

Smith & Nephew PLC	284,016	2,736,262
Synthes, Inc.	5,030	605,956

		3,342,218

Metals - 1.40%

BHP Billiton, Ltd.	300,120	4,696,275
Companhia Vale do Rio Doce ADR	22,750	782,373

		5,478,648

Multimedia - 1.23%

Thomson Corp.#	46,770	1,734,791
Vivendi Universal SA	97,126	3,064,035

		4,798,826

Oil & Gas - 9.16%

BG Group PLC	230,396	2,081,952
BP PLC	536,396	6,112,819
Canadian Natural Resources, Ltd.	20,700	1,019,611
Cnooc Ltd.	2,395,000	1,722,847
EnCana Corp.	56,300	2,760,813
ENI SpA#	147,930	4,386,213
Gaz De France+	7,555	252,588
Osaka Gas Co., Ltd.	527,000	1,688,863
Saipem SpA	78,590	1,324,918
Suncor Energy, Inc.	27,000	1,600,143
Technip SA	11,300	651,743
Tokyo Gas Co., Ltd.	361,000	1,350,668
Total SA, Class B#	41,330	10,889,066

		35,842,244

Paper/Forest Products - 0.40%

Amcor, Ltd.#	314,980	1,582,655

Photography - 0.39%

Fuji Photo Film Co., Ltd.	47,250	1,531,234

Publishing - 0.80%

Reed Elsevier NV	71,130	996,529
Reed Elsevier PLC	141,490	1,333,402
Yell Group PLC	99,350	811,485

		3,141,416

Railroads & Equipment - 1.39%

Canadian National Railway Co.	25,430	1,685,501
Canadian National Railway Co. (CAD)	17,200	1,134,978
Canadian Pacific Railway, Ltd.	12,700	479,520
East Japan Railway Co.	396	2,135,780

		5,435,779

Real Estate - 0.32%

Cheung Kong Holdings, Ltd.	64,000	696,683
Sun Hung Kai Properties, Ltd.	55,000	557,426
United Overseas Land, Ltd.	6,300	8,715

		1,262,824

Retail - 5.91%

Compagnie Financiere Richemont AG	78,430	2,982,755
Hennes & Mauritz AB, Class B	36,700	1,281,719
Inditex SA	28,600	781,206
Metro AG	19,146	972,527
Next PLC	159,330	4,348,245
Pinault-Printemps-Redoute SA#	17,820	1,916,139
Shoppers Drug Mart Corp.+	43,467	1,526,591
Tesco PLC	955,036	5,634,599
Wal-Mart de Mexico SA de CV	353,000	1,538,036
Yamada Denki Co., Ltd.#	33,050	2,131,246

		23,113,063

Semiconductors - 0.55%

ASML Holding NV+	94,110	1,584,941
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	66,500	547,295

		2,132,236

Telecommunications - 7.45%

America Movil SA de CV ADR	106,368	2,340,096
Deutsche Telekom AG	99,576	1,896,257
e.Biscom SpA+	13,140	566,023
France Telecom SA#	81,120	2,452,227
Hellenic Telecommunications Organization SA+	60,210	1,246,446
Hutchison Telecommunications International, Ltd.+	1,066,000	1,274,044
KDDI Corp.	296	1,567,954
Nokia Oyj	33,610	529,174
O2 PLC+	409,400	1,130,914
Singapore Telecommunications, Ltd.	943,000	1,449,773
Telefonaktiebolaget LM Ericsson, Class B	233,590	815,103
Telefonica SA	294,096	4,875,499
Telenor ASA	239,446	2,197,875
Vodafone Group PLC	2,476,620	6,807,521

		29,148,906

Textile - Products - 0.45%

Toray Industries, Inc.	385,250	1,767,750

Tobacco - 0.72%

British American Tobacco PLC	19,750	398,576
Imperial Tobacco Group PLC	67,600	1,883,326
Swedish Match AB	40,400	515,064

		2,796,966

Utilities - Electric - 0.87%

E. ON AG	16,746	1,602,905
Iberdrola SA	36,030	927,745
International Power PLC+	211,300	889,507

		3,420,157

Water Services - 0.40%

Veolia Environnement#	38,250	1,564,978

Total Common Stock
(Cost $337,352,331)		383,716,041

PREFERRED STOCK - 0.27%
Automotive - 0.14%

Porsche AG	700	547,536

Chemical - 0.13%

Henkel KGaA	5,300	502,131

Total Preferred Stock
(Cost $990,389)		1,049,667

Total Long-Term Investment Securities
(Cost $338,342,720)		384,765,708

SHORT-TERM INVESTMENT SECURITIES - 9.17%
Collective Investment Pool - 8.43%
Securities Lending Quality Trust (2)	$32,986,940	32,986,940

Commercial Paper - 0.26%
Alpine Securitization Corp.:
3.56% due 09/01/05	1,012,000	1,012,000

Time Deposit - 0.48%

Euro Time Deposit with State Street Bank & Trust Co.:
1.80% due 09/01/05	1,900,000	1,900,000

Total Short-Term Investment Securities
(Cost $35,898,940)		35,898,940

REPURCHASE AGREEMENT - 0.21%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $807,075 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.80%, due 09/02/08 and having an approximate value of $826,134 (Cost $807,000)	807,000	807,000

TOTAL INVESTMENTS
(Cost $375,048,660) (3)	107.72%	421,471,648
Liabilities in excess of other assets	(7.72)%	(30,207,191)

NET ASSETS	100.00%	$391,264,457

ADR -	Canada
CAD -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $2,375,985 representing 0.61% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at August 31, 2005. At August 31, 2005, the aggregate value of these securities was $351,695,196 representing 89.89% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings by country held by the International Growth I Fund as a percent of net assets as August 31, 2005:

Country	Percent of Net Assets
United Kingdom	19.70%
Japan	16.70%
France	15.60%
United States	13.37%
Switzerland	7.37%
Germany	4.72%
Sweden	4.09%
Australia	3.65%
Canada	3.58%
Italy	2.71%
Ireland	2.30%
Netherlands	2.24%
Greece	1.98%
Sweden	1.69%
Hong Kong	1.26%
Belgium	1.19%
Austria	1.10%
Norway	1.07%
Singapore	0.79%
Korea	0.47%
Bermuda	0.39%
Mexico	0.39%
Hungary	0.37%
Denmark	0.34%
South Africa	0.16%
Finland	0.14%
Thailand	0.13%
China	0.12%
Indonesian	0.10%

107.72%

See Notes to Schedule of Investments

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.86%
Aerospace/Defense - 3.98%

Goodrich Corp.	120,000	$5,498,400
L-3 Communications Holdings, Inc.	60,000	4,912,800
United Technologies Corp.	74,000	3,700,000

		14,111,200

Apparel & Products - 4.04%

Coach, Inc.+	180,000	5,974,200
Nike, Inc., Class B	105,800	8,348,678

		14,322,878

Automotive - 1.51%

Danaher Corp.	100,000	5,356,000

Beverages - 3.41%

Coca-Cola Co.	120,000	5,280,000
PepsiCo, Inc.	124,100	6,806,885

		12,086,885

Conglomerates - 5.10%

General Electric Co.	390,900	13,138,149
ITT Industries, Inc.	45,000	4,910,400

		18,048,549

Drugs - 3.65%

Abbott Laboratories	125,000	5,641,250
Schering-Plough Corp.	340,000	7,279,400

		12,920,650

Electronics/Electrical Equipment - 1.65%

Ametek, Inc.	145,000	5,842,050

Financial Services - 5.98%

American Express Co.	70,500	3,894,420
Capital One Financial Corp.	93,400	7,681,216
Goldman Sachs Group, Inc.	40,200	4,469,436
Merrill Lynch & Co., Inc.	90,000	5,144,400

		21,189,472

Home Builders - 1.10%

Pulte Homes, Inc.	45,000	3,879,000

Hospital Supplies - 4.54%

Johnson & Johnson	127,600	8,088,564
Medtronic, Inc.	140,000	7,980,000

		16,068,564

Household Products - 1.69%

Procter & Gamble Co.	107,600	5,969,648

Information Processing - Hardware - 4.56%

Apple Computer, Inc.+	140,000	6,570,200
Dell, Inc.+	124,525	4,433,090
EMC Corp.+	400,000	5,144,000

		16,147,290

Information Processing - Services - 4.37%

eBay, Inc.+	129,000	5,223,210
Symantec Corp.+	330,000	6,923,400
Yahoo!, Inc.+	100,000	3,334,000

		15,480,610

Information Processing - Software - 4.71%

Microsoft Corp.	419,900	11,505,260
Oracle Corp.+	400,000	5,188,000

		16,693,260

Insurance - 4.80%

PacifiCare Health Systems, Inc., Class A+#	60,000	4,522,800
UnitedHealth Group, Inc.	120,000	6,180,000
WellPoint, Inc.+	85,000	6,311,250

		17,014,050

Leisure & Tourism - 4.58%

Carnival Corp.	138,200	6,818,788
Harrah’s Entertainment, Inc.	60,000	4,173,600
Hilton Hotels Corp.	225,000	5,213,250

		16,205,638

Machinery - 1.15%

Dover Corp.	100,000	4,070,000

Medical - Biomedical/Gene - 7.22%

Amgen, Inc.+	119,100	9,516,090
Genentech, Inc.+	95,000	8,924,300
Genzyme Corp.+	100,000	7,117,000

		25,557,390

Medical Technology - 1.62%

Zimmer Holdings, Inc.+	70,000	5,751,900

Multimedia - 1.97%

News Corp., Class A	430,000	6,970,300

Oil & Gas - 4.46%

ChevronTexaco Corp.	69,200	4,248,880
Exxon Mobil Corp.	60,000	3,594,000
Transocean, Inc.+	135,000	7,970,400

		15,813,280

Retail - 7.34%

Coldwater Creek, Inc.+#	110,000	3,371,500
Home Depot, Inc.	230,000	9,273,600
Urban Outfitters, Inc.+#	65,000	3,617,900
Wal-Mart Stores, Inc.	129,100	5,804,336
Walgreen Co.	85,000	3,938,050

		26,005,386

Semiconductors - 7.35%

Analog Devices, Inc.	99,600	3,630,420
Intel Corp.	497,298	12,790,505
National Semiconductor Corp.	175,000	4,362,750
Texas Instruments, Inc.	161,000	5,261,480

		26,045,155

Telecommunications - 6.78%

Cisco Systems, Inc.+	353,200	6,223,384
Corning, Inc.+	250,000	4,990,000
Motorola, Inc.	314,000	6,870,320
QUALCOMM, Inc.	149,000	5,916,790

		24,000,494

Tobacco - 1.20%

Altria Group, Inc.	60,000	4,242,000

Utilities - Communication - 1.10%

Sprint Corp.	150,000	3,889,500

Total Long-Term Investment Securities
(Cost $329,441,602)		353,681,149

SHORT-TERM INVESTMENT SECURITIES - 2.18%
Collective Investment Pool - 2.18%

Securities Lending Quality Trust (1)
(Cost $7,720,875)	$7,720,875	7,720,875

REPURCHASE AGREEMENTS - 0.77%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)	757,000	757,000
UBS Warburg LLC Joint Repurchase Agreement (2)	2,000,000	2,000,000

Total Repurchase Agreements
(Cost $2,757,000)		2,757,000

TOTAL INVESTMENTS
(Cost $339,919,477) (3)	102.81%	364,159,024
Liabilities in excess of other assets	(2.81)%	(9,969,072)

NET ASSETS	100.00%	$354,189,952

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

LARGE CAPITAL GROWTH FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.05%
Aerospace/Defense - 4.88%

Boeing Co.	1,160	$77,743
General Dynamics Corp.	340	38,960
Goodrich Corp.	1,700	77,894
L-3 Communications Holdings, Inc.	700	57,316
Lockheed Martin Corp.	1,620	100,829
Rockwell Collins, Inc.	1,060	51,018
United Technologies Corp.	1,800	90,000

		493,760

Apparel & Products - 3.00%

Chico’s FAS, Inc.+	1,110	38,528
Coach, Inc.+	3,700	122,803
Nike, Inc., Class B	1,800	142,038

		303,369

Automotive - 0.74%

Danaher Corp.	1,400	74,984

Beverages - 2.06%

Coca-Cola Co.	1,600	70,400
PepsiCo, Inc.	2,520	138,222

		208,622

Conglomerates - 2.33%

General Electric Co.	5,400	181,494
ITT Industries, Inc.	500	54,560

		236,054

Drugs - 3.11%

Abbott Laboratories	1,700	76,721
Allergan, Inc.	430	39,582
Caremark Rx, Inc.+	1,380	64,487
Schering-Plough Corp.	4,300	92,063
Shire Pharmaceuticals Group PLC Sponsored ADR	1,090	41,551

		314,404

Electronics/Electrical Equipment - 0.80%

Ametek, Inc.	2,000	80,580

Finance Companies - 0.50%

SLM Corp.	1,010	50,248

Financial Services - 4.62%

American Express Co.	1,000	55,240
Bear Stearns Cos., Inc.	380	38,190
Capital One Financial Corp.	1,300	106,912
Goldman Sachs Group, Inc.	970	107,844
Lehman Brothers Holdings, Inc.	810	85,585
Merrill Lynch & Co., Inc.	1,300	74,308

		468,079

Foods - 0.38%

Hershey Foods Corp.	650	38,409

Healthcare - 0.85%

McKesson Corp.	820	38,269
Medco Health Solutions, Inc.+	980	48,285

		86,554

Home Builders - 1.55%

DR Horton, Inc.	1,493	55,122
NVR, Inc.+	57	50,445
Pulte Homes, Inc.	600	51,720

		157,287

Hospital Management - 0.95%

HCA, Inc.	1,960	96,628

Hospital Supplies - 3.94%

Johnson & Johnson	4,500	285,255
Medtronic, Inc.	2,000	114,000

		399,255

Household Products - 2.30%

Fortune Brands, Inc.	440	38,271
Gillette Co.	990	53,332
Procter & Gamble Co.	2,540	140,919

		232,522

Information Processing - Hardware - 5.29%

Apple Computer, Inc.+	4,450	208,838
Dell, Inc.+	4,550	161,980
EMC Corp.+	6,000	77,160
Hewlett-Packard Co.	1,910	53,022
Seagate Technology+	2,100	34,839

		535,839

Information Processing - Services - 3.42%

eBay, Inc.+	1,800	72,882
Google, Inc.+	190	54,340
McAfee, Inc.+	1,350	41,377
Symantec Corp.+	4,500	94,410
VeriSign, Inc.+	1,670	36,406
Yahoo!, Inc.+	1,400	46,676

		346,091

Information Processing - Software - 4.16%

Autodesk, Inc.	1,600	69,120
Microsoft Corp.	8,200	224,680
Oracle Corp.+	9,800	127,106

		420,906

Insurance - 8.29%

Aetna, Inc.	1,540	122,692
Allstate Corp.	1,275	71,667
Chubb Corp.	450	39,132
CIGNA Corp.	550	63,426
MetLife, Inc.	1,150	56,327
PacifiCare Health Systems, Inc., Class A+	700	52,766
Progressive Corp.	390	37,600
UnitedHealth Group, Inc.	4,920	253,380
WellPoint, Inc.+	1,920	142,560

		839,550

Leisure & Tourism - 4.01%

Carnival Corp.	1,900	93,746
Darden Restaurants, Inc.	1,280	40,205
Harrah’s Entertainment, Inc.	800	55,648
Hilton Hotels Corp.	3,000	69,510
Marriott International, Inc., Class A	750	47,407
Yum! Brands, Inc.	2,100	99,498

		406,014

Machinery - 1.10%

Dover Corp.	1,200	48,840
Precision Castparts Corp.	650	62,842

		111,682

Medical - Biomedical/Gene - 5.02%

Amgen, Inc.+	2,940	234,906
Genentech, Inc.+	1,920	180,365
Genzyme Corp.+	1,300	92,521

		507,792

Medical Technology - 2.05%

Baxter International, Inc.	1,620	65,335
Quest Diagnostics, Inc.	1,200	59,976
Zimmer Holdings, Inc.+	1,000	82,170

		207,481

Multimedia - 0.96%

News Corp., Class A	6,000	97,260

Oil & Gas - 6.74%

Apache Corp.	625	44,763
ChevronTexaco Corp.	2,310	141,834
ConocoPhillips	1,880	123,967
Devon Energy Corp.	1,070	65,024
Exxon Mobil Corp.	900	53,910
Transocean, Inc.+	1,900	112,176
Valero Energy Corp.	1,320	140,580

		682,254

Optical Instruments & LenseS - 1.53%

Alcon, Inc.	1,310	154,645

Railroads & Equipment - 0.38%

Burlington Northern Santa Fe Corp.	730	38,705

Retail - 7.89%

American Eagle Outfitters, Inc.	1,200	34,356
Best Buy Co., Inc.	1,350	64,341
Coldwater Creek, Inc.+	1,600	49,040
Express Scripts, Inc., Class A+	780	45,131
Federated Department Stores, Inc.	690	47,596
Home Depot, Inc.	4,160	167,731
J.C. Penney Co., Inc.	770	37,445
Michaels Stores, Inc.	1,000	36,300
Nordstrom, Inc.	2,860	96,039
Staples, Inc.	1,710	37,552
Urban Outfitters, Inc.+	1,000	55,660
Wal-Mart Stores, Inc.	1,800	80,928
Walgreen Co.	1,000	46,330

		798,449

Semiconductors - 7.05%

Analog Devices, Inc.	1,300	47,385
Broadcom Corp., Class A+	1,200	52,200
Intel Corp.	9,000	231,480
Marvell Technology Group, Ltd.+	1,130	53,325
National Semiconductor Corp.	5,950	148,333
Texas Instruments, Inc.	5,540	181,047

		713,770

Telecommunications - 4.98%

Cisco Systems, Inc.+	7,650	134,793
Corning, Inc.+	3,500	69,860
Motorola, Inc.	9,540	208,735
QUALCOMM, Inc.	2,300	91,333

		504,721

Therapeutics - 0.66%

Gilead Sciences, Inc.+	1,550	66,650

Tobacco - 0.63%

Altria Group, Inc.	900	63,630

Utilities - Communication - 0.88%

Sprint Corp.	3,450	89,458

Total Long-term Investment Securities
(Cost $9,269,333)		9,825,652

SHORT-TERM INVESTMENT SECURITIES - 0.99%
Time Deposit - 0.99%

Euro Time Deposit with State Street Bank & Trust Co.:
1.25% due 09/01/05 (Cost $100,000)	$100,000	100,000

REPURCHASE AGREEMENT - 2.66%

State Street Bank & Trust Co., Joint Repurchase Agreement (Cost $269,000) (2)	269,000	269,000

TOTAL INVESTMENTS
(Cost $9,638,333) (1)	100.70%	10,194,652
Liabilities in excess of other assets	(0.70)%	(70,831)

NET ASSETS	100.00%	$10,123,821

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Schedule of Investments

MID CAP INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.88%
Advertising - 0.44%

Catalina Marketing Corp.#	87,100	2,085,174
Harte-Hanks, Inc.	130,100	3,338,366
Valassis Communications, Inc.+#	91,700	3,615,731

		9,039,271

Aerospace/Defense - 0.30%

Alliant Techsystems, Inc.+	67,700	5,208,161
Sequa Corp., Class A+#	15,500	1,061,750

		6,269,911

Airlines - 0.32%

Airtran Holdings, Inc.+#	159,100	1,643,503
Alaska Air Group, Inc.+#	47,400	1,598,328
JetBlue Airways Corp.+#	180,100	3,430,905

		6,672,736

Apparel & Products - 2.01%

Abercrombie and Fitch Co., Class A	158,300	8,803,063
AnnTaylor Stores Corp.+#	133,700	3,422,720
Chico’s FAS, Inc.+	330,800	11,482,068
Foot Locker, Inc.	287,200	6,272,448
Payless ShoeSource, Inc.+	123,600	2,291,544
Polo Ralph Lauren Corp., Class A	110,600	5,480,230
Timberland Co., Class A+	110,800	3,655,292

		41,407,365

Appliances/Furnishings - 0.67%

Furniture Brands International, Inc.#	97,300	1,859,403
Herman Miller, Inc.	128,900	3,854,110
HNI Corp.	94,900	5,470,985
Lancaster Colony Corp.#	55,400	2,534,550

		13,719,048

Automotive - 2.24%

Advance Auto Parts, Inc.+	131,300	8,000,109
ArvinMeritor, Inc.#	128,600	2,385,530
Borg-Warner, Inc.	103,500	6,050,610
Carlisle Cos., Inc.	57,100	3,529,922
Carmax, Inc.+#	191,100	6,088,446
Donaldson Co., Inc.#	139,700	4,280,408
Lear Corp.#	123,000	4,637,100
Modine Manufacturing Co.#	59,900	2,106,084
SPX Corp.	137,800	6,275,412
Thor Industries, Inc.#	84,200	2,795,440

		46,149,061

Auto - Replacement Parts - 0.26%

O’Reilly Automotive, Inc.+	194,000	5,348,580

Banks - 3.88%

Associated Banc-Corp.	234,300	7,624,122
Bank of Hawaii Corp.	96,000	4,872,000
City National Corp.	82,800	5,964,912
Colonial BancGroup, Inc.	284,300	6,612,818
Commerce Bancorp, Inc.#	297,100	10,018,212
Cullen/Frost Bankers, Inc.	89,400	4,368,978
First American Corp., Class A	157,600	6,557,736
FirstMerit Corp.#	153,300	4,286,268
Greater Bay Bancorp#	93,700	2,361,240
Mercantile Bankshares Corp.	145,700	7,843,031
SVB Financial Group+#	65,100	3,062,304
TCF Financial Corp.#	230,600	6,528,286
Texas Regional Bancshares, Inc., Class A#	75,500	2,235,555
Westamerica Bancorp.#	60,200	3,143,042
Wilmington Trust Corp.	123,700	4,510,102

		79,988,606

Beverages - 0.23%

PepsiAmericas, Inc.	191,200	4,822,064

Broadcasting - 0.35%

Emmis Communications Corp., Class A+#	61,000	1,461,560
Entercom Communications Corp.+#	77,500	2,592,375
Westwood One, Inc.#	156,300	3,177,579

		7,231,514

Building Materials - 1.08%

Fastenal Co.#	125,300	7,590,674
Martin Marietta Materials, Inc.	85,500	6,183,360
RPM International, Inc.#	215,400	4,081,830
York International Corp.	77,000	4,418,260

		22,274,124

Chemical - 2.66%

Airgas, Inc.	129,700	3,648,461
Albemarle Corp.#	85,300	3,097,243
Cabot Corp.	115,500	3,811,500
Cabot Microelectronics Corp.+#	45,300	1,350,393
Chemtura Corp.	427,500	7,335,900
Cytec Industries, Inc.#	79,100	3,765,160

Ferro Corp.#	76,800	1,457,664
FMC Corp.+	68,700	3,913,152
Lubrizol Corp.	124,200	5,135,670
Lyondell Chemical Co.	405,100	10,451,580
Minerals Technologies, Inc.#	37,700	2,297,815
Olin Corp.#	130,400	2,435,872
Sensient Technologies Corp.#	86,500	1,623,605
Valspar Corp.#	93,500	4,516,985

		54,841,000

Coal - 1.12%

Arch Coal, Inc.#	116,100	7,453,620
Peabody Energy Corp.	218,100	15,631,227

		23,084,847

Commercial Services - 2.17%

Adesa, Inc.	163,800	3,734,640
Alliance Data Systems Corp.+	122,200	5,140,954
Brinks Co.	104,000	4,178,720
CDW Corp.	133,100	7,863,548
Corporate Executive Board Co.	75,800	6,122,366
Deluxe Corp.#	92,600	3,679,924
Dycom Industries, Inc.+	89,500	1,585,940
Moneygram International, Inc.	158,200	3,284,232
Plexus Corp.+#	79,500	1,357,860
Quanta Services, Inc.+#	179,000	2,148,000
Rollins, Inc.#	90,200	1,773,332
Sotheby’s Holdings, Inc., Class A+#	88,200	1,533,798
United Rentals, Inc.+#	132,800	2,397,040

		44,800,354

Conglomerates - 0.14%

Trinity Industries, Inc.#	78,100	2,923,283

Drugs - 1.94%

Barr Pharmaceuticals, Inc.+	170,300	7,767,383
Cephalon, Inc.+#	106,400	4,311,328
IVAX Corp.+	424,800	11,002,320
Par Pharmaceutical Cos., Inc.+#	62,600	1,513,042
Perrigo Co.#	163,400	2,341,522
Sepracor, Inc.+	192,100	9,643,420
Valeant Pharmaceuticals International#	169,600	3,388,608

		39,967,623

Electronics/Electrical Equipment - 4.10%

Ametek, Inc.	127,600	5,141,004
Amphenol Corp., Class A	161,700	6,857,697
Arrow Electronics, Inc.+#	215,600	6,429,192
Avnet, Inc.+	265,300	6,645,765
Commscope, Inc.+#	93,900	1,755,930
Energizer Holdings, Inc.+	130,900	8,495,410
Gentex Corp.#	286,000	4,896,320
Harman International Industries, Inc.	117,300	12,128,820
Hawaiian Electric Industries, Inc.#	148,100	3,926,131
Hubbell, Inc., Class B	112,900	5,103,080
Kemet Corp.+#	158,800	1,289,456
Newport Corp.+#	73,100	975,154
Polycom, Inc.+	179,800	3,202,238
Silicon Laboratories, Inc.+#	83,200	2,581,696
Teleflex, Inc.#	70,800	4,874,580
Thomas & Betts Corp.+#	109,900	3,905,846
Varian, Inc.+#	58,700	2,089,720
Vishay Intertechnology, Inc.+	330,000	4,257,000

		84,555,039

Financial Services - 3.33%

A.G. Edwards, Inc.#	141,100	6,379,131
American Financial Group, Inc.	107,300	3,597,769
AmeriCredit Corp.+#	270,700	6,751,258
Eaton Vance Corp.#	241,300	6,170,041
IndyMac Bancorp, Inc.#	114,500	4,560,535
Investors Financial Services Corp.#	122,400	4,298,688
Jefferies Group, Inc.#	95,100	3,754,548
LaBranche & Co., Inc.+#	105,500	905,190
Legg Mason, Inc.	201,600	21,073,248
Raymond James Financial, Inc.	122,200	3,706,326
Waddell & Reed Financial, Inc., Class A	153,300	2,970,954
Webster Financial Corp.#	98,600	4,527,712

		68,695,400

Foods - 1.41%

Dean Foods Co.+	275,800	10,188,052
Hormel Foods Corp.	192,600	6,142,014
Smithfield Foods, Inc.+	183,700	5,116,045
Smucker, J.M. Co.#	107,100	5,110,812
Tootsie Roll Industries, Inc.#	77,731	2,476,510

		29,033,433

Freight - 2.47%

Alexander & Baldwin, Inc.	80,100	4,198,041
CH Robinson Worldwide, Inc.	156,900	9,688,575
CNF, Inc.	96,400	4,865,308
Expeditors International of Washington, Inc.#	195,500	10,852,205
GATX Corp.#	91,500	3,708,495
JB Hunt Transport Services, Inc.	249,800	4,513,886
Overseas Shipholding Group, Inc.	63,700	3,895,255
Swift Transportation Co., Inc.+#	113,900	2,271,166
Werner Enterprises, Inc.#	116,400	2,077,740
Yellow Roadway Corp.+#	105,300	4,933,305

		51,003,976

Healthcare - 3.77%

Advanced Medical Optics, Inc.+	119,100	4,687,776
Apria Healthcare Group, Inc.+	89,800	3,073,854

Community Health Systems, Inc.+	124,200	4,574,286
Covance, Inc.+#	115,500	6,040,650
Dentsply International, Inc.	138,600	7,341,642
Edwards Lifesciences Corp.+	109,200	4,804,800
Intuitive Surgical, Inc.+#	63,700	4,739,280
Lincare Holdings, Inc.+	181,600	7,688,944
Omnicare, Inc.#	192,300	10,105,365
Patterson Cos., Inc.+#	252,000	10,095,120
Renal Care Group, Inc.+	124,600	5,867,414
Steris Corp.	126,800	3,162,392
Universal Health Services, Inc., Class B	106,500	5,443,215

		77,624,738

Heavy Duty Trucks/Parts - 0.13%

Bandag, Inc.#	28,600	1,238,380
Federal Signal Corp.#	88,700	1,516,770

		2,755,150

Home Builders - 1.90%

Hovnanian Enterprises, Inc., Class A+#	89,400	5,377,410
Lennar Corp.	265,100	16,462,710
Ryland Group, Inc.	86,400	6,251,904
Toll Brothers, Inc.+#	229,700	11,037,085

		39,129,109

Hospital Management - 0.74%

LifePoint Hospitals, Inc.+	94,200	4,284,216
Triad Hospitals, Inc.+	157,700	7,591,678
VCA Antech, Inc.+#	140,200	3,363,398

		15,239,292

Hospital Supplies - 1.55%

Beckman Coulter, Inc.	113,400	6,326,586
Henry Schein, Inc.+	159,000	6,628,710
Hillenbrand Industries, Inc.	107,300	5,340,321
Techne Corp.+#	70,500	4,016,385
Varian Medical Systems, Inc.+	242,300	9,648,386

		31,960,388

Household Products - 0.68%

American Greetings Corp., Class A#	125,700	3,191,523
Church & Dwight Co., Inc.#	116,400	4,441,824
Scotts Co., Class A#	50,900	4,172,782
Tupperware Corp.#	103,600	2,270,912

		14,077,041

Human Resources - 0.60%

Kelly Services, Inc., Class A#	50,300	1,470,269
Korn/Ferry International+#	64,500	1,278,390
Manpower, Inc.	165,000	7,434,900
MPS Group, Inc.+#	190,000	2,101,400

		12,284,959

Information Processing - Hardware - 2.01%

Avocent Corp.+#	91,100	3,035,452
Diebold, Inc.	130,900	6,283,200
Imation Corp.#	61,700	2,598,187
Sandisk Corp.+#	332,100	12,895,443
Storage Technology Corp.+	196,700	7,268,065
Tech Data Corp.+	107,700	3,942,897
Western Digital Corp.+#	390,300	5,405,655

		41,428,899

Information Processing - Services - 4.78%

3Com Corp.+#	703,300	2,391,220
Anteon International Corp.+#	58,800	2,701,860
BISYS Group, Inc.+	221,500	3,306,995
Cadence Design Systems, Inc.+	502,800	8,049,828
Ceridian Corp.+	274,400	5,570,320
Certegy, Inc.	113,400	3,898,692
Checkfree Corp.+	155,800	5,731,882
Cognizant Technology Solutions Corp., Class A+	248,200	11,300,546
CSG Systems International, Inc.+#	92,400	1,884,036
DST Systems, Inc.+	139,200	7,475,040
Dun & Bradstreet Corp.+	124,900	7,952,383
Fair Issac & Co., Inc.#	123,700	5,055,619
Gartner, Inc., Class A+#	158,300	1,779,292
Jack Henry & Associates, Inc.	149,100	2,919,378
Macromedia, Inc.+	137,800	5,091,710
McAfee, Inc.+	298,200	9,139,830
McDATA Corp., Class A+#	289,100	1,555,358
Mentor Graphics Corp.+	143,200	1,221,496
National Instruments Corp.#	122,500	3,477,775
Reynolds and Reynolds Co., Class A	105,700	3,016,678
Synopsys, Inc.+	263,500	5,006,500

		98,526,438

Information Processing - Software - 1.46%

Acxiom Corp.	161,100	3,193,002
Advent Software, Inc.+	49,000	1,350,440
ChoicePoint, Inc.+	165,300	7,096,329
F5 Networks, Inc.+#	68,800	2,840,752
Keane, Inc.+#	102,800	1,182,200
RSA Security, Inc.+#	130,500	1,714,770
SEI Investments Co.	151,900	5,492,704
Sybase, Inc.+#	164,400	3,671,052
Transaction Systems Architects, Inc., Class A+	65,000	1,740,700
Wind River Systems, Inc.+#	144,800	1,902,672

		30,184,621

Insurance - 6.19%

Allmerica Financial Corp.+	98,000	3,989,580
AmerUs Group Co.#	71,900	3,977,508
Arthur J. Gallagher & Co.#	170,800	4,878,048
Brown & Brown, Inc.#	114,100	5,416,327
Everest Reinsurance Group, Ltd.	103,300	9,564,547
Fidelity National Financial, Inc.	316,800	12,393,216
HCC Insurance Holdings, Inc.	191,900	5,114,135
Health Net, Inc.+	206,100	9,503,271
Horace Mann Educators Corp.	78,600	1,538,988
Leucadia National Corp.#	173,650	7,071,028
Mercury General Corp.	65,000	3,817,450
Ohio Casualty Corp.	114,800	2,899,848
Old Republic International Corp.	334,900	8,429,433
PacifiCare Health Systems, Inc., Class A+	159,700	12,038,186
PMI Group, Inc.#	171,500	6,938,890
Protective Life Corp.	127,500	5,231,325
Radian Group, Inc.	158,000	8,086,440
StanCorp Financial Group, Inc.	51,400	4,155,690
Unitrin, Inc.	106,300	4,907,871
W.R. Berkley Corp.	218,450	7,752,790

		127,704,571

Leisure & Tourism - 2.65%

Activision, Inc.+	369,766	8,264,270
Applebee’s International, Inc.	148,800	3,289,968
Bob Evans Farms, Inc.#	64,900	1,569,931
Boyd Gaming Corp.#	123,100	5,727,843
Brinker International, Inc.+#	162,600	6,040,590
Callaway Golf Co.#	130,100	1,939,791
CBRL Group, Inc.#	85,800	3,102,528
Cheesecake Factory, Inc., Class A+#	143,100	4,531,977
GTECH Holdings Corp.	210,700	6,021,806
International Speedway Corp., Class B	81,100	4,547,277
Macrovision Corp.+#	92,400	1,709,400
Outback Steakhouse, Inc.#	124,600	5,184,606
Ruby Tuesday, Inc.#	118,200	2,612,220

		54,542,207

Machinery - 3.21%

AGCO Corp.+	165,800	3,403,874
Crane Co.	101,600	3,008,376
Flowserve Corp.+#	101,400	3,765,996
Graco, Inc.	126,800	4,718,228
Granite Construction, Inc.#	68,100	2,538,768
Jacobs Engineering Group, Inc.+	105,100	6,558,240
Joy Global, Inc.	147,400	7,045,720
Kennametal, Inc.	69,500	3,241,480
Nordson Corp.	60,300	2,141,856
Pentair, Inc.	186,300	7,355,124
Precision Castparts Corp.	121,100	11,707,948
Tecumseh Products Co., Class A#	33,900	902,079
Timken Co.	167,700	4,925,349
Zebra Technologies Corp., Class A+	132,000	4,931,520

		66,244,558

Medical - Biomedical/Gene - 1.07%

Invitrogen Corp.+	95,200	8,066,296
Millennium Pharmaceuticals, Inc.+	563,800	5,643,638
Protein Design Labs, Inc.+#	194,300	5,195,582
Vertex Pharmaceuticals, Inc.+#	170,500	3,137,200

		22,042,716

Medical Technology - 1.14%

Charles River Laboratories International, Inc.+#	122,200	6,210,204
Cytyc Corp.+#	208,900	5,212,055
Gen-Probe, Inc.+	92,600	4,215,152
Inamed Corp.+	66,200	4,799,500
Martek Biosciences Corp.+#	58,000	2,958,000

		23,394,911

Metals - 0.46%

Harsco Corp.	76,200	4,469,130
Steel Dynamics, Inc.#	75,700	2,386,821
Worthington Industries, Inc.#	146,700	2,655,270

		9,511,221

Multimedia - 0.37%

Belo Corp.	196,000	4,813,760
Media General, Inc., Class A#	44,000	2,894,760

		7,708,520

Oil & Gas - 7.54%

Cooper Cameron Corp.+	100,600	7,258,290
Denbury Resources, Inc.+	104,000	4,703,920
ENSCO International, Inc.	278,100	11,363,166
Equitable Resources, Inc.	111,700	8,422,180
FMC Technologies, Inc.+	126,700	5,094,607
Forest Oil Corp.+	103,300	4,643,335
Grant Prideco, Inc.+	228,200	8,411,452
Hanover Compressor Co.+#	164,500	2,485,595
Helmerich & Payne, Inc.	93,700	5,567,654
Newfield Exploration Co.+	231,800	10,945,596
Noble Energy, Inc.	159,500	14,058,330
ONEOK, Inc.#	187,000	6,358,000
Patterson-UTI Energy, Inc.	310,800	10,573,416
Pioneer Natural Resources Co.	264,000	13,041,600
Plains Exploration & Production Co.+	141,900	5,257,395
Pogo Producing Co.	111,900	6,266,400
Pride International, Inc.+#	269,500	6,818,350
Smith International, Inc.	389,200	13,520,808
Tidewater, Inc.#	111,400	4,961,756
Western Gas Resources, Inc. #	118,500	5,688,000

		155,439,850

Paper/Forest Products - 1.08%

Bowater, Inc.	102,500	3,180,575
Glatfelter	68,600	940,506
Longview Fibre Co.	93,600	1,890,720
Packaging Corp. of America	155,700	3,263,472
Potlatch Corp.#	53,200	2,872,800
Rayonier, Inc.#	92,101	4,996,479
Sonoco Products Co.	181,800	5,168,574

		22,313,126

Pollution Control - 0.64%

Republic Services, Inc., Class A	236,500	8,568,395
Stericycle, Inc.+	81,100	4,714,343

		13,282,738

Publishing - 1.06%

Banta Corp.#	45,500	2,227,225
Lee Enterprises, Inc.#	83,200	3,610,880
Readers Digest Assoc., Inc., Class A	182,600	2,969,076
Scholastic Corp.+#	68,600	2,501,842
Washington Post Co., Class B@	12,700	10,566,400

		21,875,423

Real Estate Investment Trusts - 3.23%

AMB Property Corp.	154,100	6,831,253
Developers Diversified Realty Corp.	199,000	9,550,010
Highwoods Properties, Inc.	98,500	3,041,680
Hospitality Properties Trust	123,600	5,359,296
Liberty Property Trust	159,500	6,922,300
Macerich Co.	109,300	7,113,244
Mack-Cali Realty Corp.	103,800	4,572,390
New Plan Excel Realty Trust, Inc.#	189,100	4,528,945
Regency Centers Corp.	115,700	6,748,781
United Dominion Realty Trust, Inc.	251,000	5,943,680
Weingarten Realty Investors	155,200	5,982,960

		66,594,539

Retail - 5.70%

99 Cents Only Stores+#	108,400	1,143,620
Aeropostale, Inc.+	101,700	2,597,418
American Eagle Outfitters, Inc.	254,200	7,277,746
Barnes & Noble, Inc.+	115,900	4,377,543
BJ’s Wholesale Club, Inc.+#	125,500	3,583,025
Blyth, Inc.	64,600	1,605,310
Borders Group, Inc.	130,300	2,974,749
Claire’s Stores, Inc.	181,800	4,268,664
Copart, Inc.+	147,300	3,636,837
Dollar Tree Stores, Inc.+	198,900	4,528,953
Krispy Kreme Doughnuts, Inc.+#	113,200	786,740
Michaels Stores, Inc.	248,500	9,020,550
Neiman Marcus Group, Inc., Class A	89,800	8,881,220
Pacific Sunwear of California, Inc.+	137,500	3,283,500
PETsMART, Inc.	263,200	6,782,664
Pier 1 Imports, Inc.#	157,800	1,964,610
Regis Corp.#	82,400	3,374,280
Rent-A-Center, Inc.+#	128,900	2,603,780
Ross Stores, Inc.	269,900	6,715,112
Ruddick Corp.	82,500	1,928,025
Saks, Inc.+	256,200	5,562,102
Urban Outfitters, Inc.+#	120,100	6,684,766
Whole Foods Market, Inc.#@	119,700	15,472,422
Williams-Sonoma, Inc.+	212,600	8,557,150

		117,610,786

Savings & Loan - 1.05%

Astoria Financial Corp.	184,150	5,143,310
Independence Community Bank Corp.#	143,200	4,897,440
New York Community Bancorp, Inc.#	447,900	7,874,082
Washington Federal, Inc.	159,110	3,727,947

		21,642,779

Schools - 1.17%

Career Education Corp.+#	188,200	7,377,440
Corinthian Colleges, Inc.+#	166,700	2,113,756
DeVry, Inc.+	118,900	2,196,083
Education Management Corp.+	125,300	4,243,911
ITT Educational Services, Inc.+	84,600	4,301,064
Laureate Education, Inc.+#	90,500	3,787,425

		24,019,679

Semiconductors - 2.96%

Atmel Corp.+#	827,800	1,705,268
Credence Systems Corp.+#	167,700	1,487,499
Cree, Inc.+#	138,000	3,538,320
Cypress Semiconductor Corp.+#	241,500	3,774,645
Fairchild Semiconductor International, Inc., Class A+	219,500	3,698,575
Integrated Circuit Systems, Inc.+	128,300	2,701,998
Integrated Device Technology, Inc.+	192,700	2,061,890
International Rectifier Corp.+#	118,300	5,690,230
Intersil Corp., Class A	280,200	5,884,200
Lam Research Corp.+	254,100	8,054,970
Lattice Semiconductor Corp.+#	208,300	924,852
LTX Corp.+#	112,500	479,250
MEMC Electronic Materials, Inc.+	241,500	4,071,690
Micrel, Inc.+#	141,000	1,776,600
Microchip Technology, Inc.	382,100	11,890,952
Semtech Corp.+#	135,600	2,217,060
Triquint Semiconductor, Inc.+#	254,400	981,984

		60,939,983

Telecommunications - 1.03%

Adtran, Inc.	125,700	3,245,574
Harris Corp.	244,800	9,451,728
Plantronics, Inc.#	86,300	2,813,380
Powerwave Technologies, Inc.+#	182,700	1,914,696
RF Micro Devices, Inc.+#	344,800	2,258,440
UTStarcom, Inc.+#	191,500	1,474,550

		21,158,368

Textile - Products - 0.45%

Mohawk Industries, Inc.+#	108,900	9,297,882

Tobacco - 0.10%

Universal Corp.#	47,000	1,956,140

Utilities - Communication - 0.49%

Cincinnati Bell, Inc.+	450,500	1,950,665
Telephone and Data Systems, Inc.#	200,500	8,190,425

		10,141,090

Utilities - Electric - 4.74%

Alliant Energy Corp.	213,100	6,403,655
Black Hills Corp.#	59,600	2,482,340
DPL, Inc.#	232,000	6,261,680
Duquesne Light Holdings, Inc.#	142,100	2,579,115
Energy East Corp.	269,900	7,076,778
Great Plains Energy, Inc.#	136,700	4,250,003
Idacorp, Inc.#	77,400	2,376,180
MDU Resources Group, Inc.	217,200	6,989,496
Northeast Utilities	237,100	4,723,032
NSTAR#	195,500	5,778,980
OGE Energy Corp.#	165,300	4,798,659
Pepco Holdings, Inc.	346,000	7,902,640
PNM Resources, Inc.	126,500	3,741,870
Puget Energy, Inc.	183,500	4,178,295
SCANA Corp.	208,000	8,817,120
Sierra Pacific Resources+#	215,600	3,143,448
Weststar Energy, Inc.	158,700	3,811,974
Wisconsin Energy Corp.	214,500	8,401,965
WPS Resources Corp.#	69,300	3,994,452

		97,711,682

Utilities - Gas, Distribution - 0.59%

AGL Resources, Inc.	141,300	5,277,555
Vectren Corp.	139,500	3,906,000
WGL Holdings, Inc.	89,300	2,935,291

		12,118,846

Utilities - Gas, Pipeline - 0.93%

Aquila, Inc.+	684,100	2,750,082
National Fuel Gas Co.#	143,900	4,332,829
Questar Corp.	155,500	12,132,110

		19,215,021

Water Services - 0.29%

Aqua America, Inc.#	175,500	6,012,630

Total Common Stock (Cost $1,620,655,436)		1,997,517,136

SHORT-TERM INVESTMENT SECURITIES - 17.83%
Collective Investment Pool - 16.26%

Securities Lending Quality Trust (1)	$335,229,369	335,229,369

Commercial Paper - 1.45%

Norddeutsche Landesbank Girozentrale:
3.54% due 09/19/05@	9,982,300	9,982,300
UBS Finance, Inc.:
3.56% due 09/01/05@	20,000,000	20,000,000

		29,982,300

Government Obligations - 0.12%

United States Treasury Bills:
3.29% due 09/22/05@	40,000	39,924
3.32% due 09/01/05@	1,925,000	1,925,000
3.33% due 10/20/05@	60,000	59,732
3.42% due 09/15/05@	425,000	424,442
3.44% due 11/03/05@	40,000	39,768
3.49% due 11/03/05@	45,000	44,739
3.51% due 09/15/05@	15,000	14,980

		2,548,585

Total Short-Term Investment Securities (Cost $367,760,238)		367,760,254

REPURCHASE AGREEMENT - 0.97%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $19,994,866 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 3.88%, due 06/08/07 and having an approximate value of $20,593,860

(Cost $19,993,000)@	19,993,000	19,993,000

TOTAL INVESTMENTS (Cost $2,008,408,674)(2)	115.68%	2,385,270,390
Liabilities in excess of other assets	(15.68)%	(323,332,261)

NET ASSETS	100.00%	$2,061,938,129

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures transactions.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2005	Unrealized Appreciation/ (Depreciation)
200 Long	S&P MIDCAP 400 Index	Sep 2005	$71,130,225	$71,220,000	$89,775

See Notes to Schedule of Investments

MID CAPITAL GROWTH FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.62%
Advertising - 3.05%

Getty Images, Inc.+	2,962	$253,518
Lamar Advertising Co., Class A+	1,925	77,423

		330,941

Aerospace/Defense - 0.80%

L-3 Communications Holdings, Inc.	1,065	87,202

Apparel & Products - 1.76%

Chico’s FAS, Inc.+	2,608	90,524
Polo Ralph Lauren Corp., Class A	2,023	100,239

		190,763

Banks - 1.09%

HDFC Bank, Ltd.	2,460	117,809

Building Materials - 1.11%

Rinker Group, Ltd. Sponsored ADR	1,010	55,954
Sherwin-Williams Co.	1,384	64,162

		120,116

Commercial Services - 4.48%

Corporate Executive Board Co.	3,703	299,091
Iron Mountain, Inc.+	3,810	131,407
Weight Watchers International, Inc.+	995	56,327

		486,825

Drugs - 3.44%

Caremark Rx, Inc.+	3,126	146,078
IVAX Corp.+	2,662	68,946
VaxGen, Inc.+	10,763	158,646

		373,670

Electronics/Electrical Equipment - 1.01%

Fisher Scientific International, Inc.+	1,704	109,874

Financial Services - 5.84%

Ameritrade Holding Corp.+	2,985	59,402
Asset Acceptance Capital Corp.+	6,283	181,390
Calamos Asset Management, Inc., Class A	5,100	137,394
Chicago Merchantile Exchange Holdings, Inc.	470	130,472
Countrywide Financial Corp.	1,917	64,775
Greenhill & Co., Inc.	1,491	59,968

		633,401

Freight - 4.35%

CH Robinson Worldwide, Inc.	2,345	144,804
Expeditors International of Washington, Inc.	2,645	146,824
JB Hunt Transport Services, Inc.	3,408	61,582
Old Dominion Freight Lines, Inc.+	2,298	73,490
Werner Enterprises, Inc.	2,546	45,446

		472,146

Healthcare - 5.26%

Cooper Cos., Inc.	1,491	102,238
Covance, Inc.+	1,983	103,711
Dade Behring Holdings, Inc.	3,710	135,749
DaVita, Inc.+	1,200	55,092
Kinetic Concepts, Inc.+	2,243	122,916
Patterson Cos., Inc.+	1,271	50,916

		570,622

Home Builders - 1.80%

Desarrolladora Homex SA De CV+	2,700	81,162
NVR, Inc.+	129	114,165

		195,327

Hospital Supplies - 0.55%

Techne Corp.+	1,050	59,819

Information Processing - 0.69%

Trident Microsystems, Inc.+	2,149	75,473

Information Processing - Hardware - 0.51%

Lexmark International, Inc., Class A+	875	55,108

Information Processing - Services - 5.47%

Baidu.com, Inc. Sponsored ADR+	482	39,077
Expedia, Inc.+	1,630	36,284
IAC/InterActiveCorp+	1,630	40,017
Kanbay International, Inc.+	3,408	75,964
Monster Worldwide, Inc.+	7,203	225,022
Netease.com, Inc.+	645	46,872
Shanda Interactive Entertainment, Ltd. ADR+	1,385	46,065
Sina Corp.+	1,285	36,944
SRA International, Inc., Class A+	1,411	47,367

		593,612

Information Processing - Software - 2.77%

ChoicePoint, Inc.+	1,295	55,594

Red Hat, Inc.+	4,025	57,195
Salesforce.com, Inc.+	4,105	79,309
Satyam Computer Services, Ltd.	3,953	108,194

		300,292

Insurance - 1.05%

Brown & Brown, Inc.	1,200	56,964
White Mountains Insurance Group, Ltd.	86	56,751

		113,715

Leisure & Tourism - 11.45%

Activision, Inc.+	4,526	101,156
Cheesecake Factory, Inc., Class A+	2,285	72,366
Gaylord Entertainment Co.+	1,145	48,777
Harrah’s Entertainment, Inc.	745	51,822
International Game Technology	6,175	171,171
International Speedway Corp., Class B	1,390	77,937
Life Time Fitness, Inc.+	4,748	159,058
MGM Mirage, Inc.+	2,343	99,015
P.F. Chang’s China Bistro, Inc.+	1,780	91,100
Penn National Gaming, Inc.+	2,095	71,398
Polaris Industries, Inc.	900	47,412
SCP Pool Corp.	1,440	52,704
Station Casinos, Inc.	1,920	128,295
Wynn Resorts, Ltd.+	1,475	70,387

		1,242,598

Machinery - 0.81%

Pentair, Inc.	2,236	88,277

Medical - Biomedical/Gene - 0.71%

Genzyme Corp.+	1,086	77,291

Medical Technology - 1.79%

Gen-Probe, Inc.+	1,290	58,721
Hologic, Inc.+	1,597	77,023
Inamed Corp.+	810	58,725

		194,469

Mining - 0.51%

Cameco Corp.	1,110	55,889

Oil & Gas - 10.34%

Barrett Bill Corp.+	1,917	64,737
ENSCO International, Inc.	2,727	111,425
Hydril Co.+	824	56,444
National-Oilwell Varco, Inc.+	2,773	178,054
Noble Corp.	1,549	110,444
Patterson-UTI Energy, Inc.	3,410	116,008
Southwestern Energy Co.+	1,525	88,298
Transocean, Inc.+	1,894	111,822
Ultra Petroleum Corp.+	6,450	285,348

		1,122,580

Paper/Forest Products - 0.47%

Sealed Air Corp.+	1,000	50,750

Pollution Control - 1.30%

Stericycle, Inc.+	2,420	140,675

Real Estate - 2.54%

CB Richard Ellis Group, Inc., Class A+	4,552	221,956
St. Joe Co.	719	54,076

		276,032

Retail - 2.91%

American Eagle Outfitters, Inc.	1,878	53,767
BJ’s Wholesale Club, Inc.+	2,490	71,089
Express Scripts, Inc., Class A+	1,078	62,373
Tractor Supply Co.+	1,576	81,101
Urban Outfitters, Inc.+	860	47,868

		316,198

Schools - 2.51%

Career Education Corp.+	2,090	81,928
ITT Educational Services, Inc.+	1,545	78,548
Strayer Education, Inc.	1,110	112,021

		272,497

Semiconductors - 4.39%

Broadcom Corp., Class A+	1,384	60,204
Freescale Semiconductor, Inc., Class A+	2,200	52,536
Marvell Technology Group, Ltd.+	3,394	160,163
MEMC Electronic Materials, Inc.+	3,126	52,705
Microsemi Corp.+	2,959	71,282
Tessera Technologies, Inc.+	2,395	79,466

		476,356

Telecommunications - 6.61%

Adtran, Inc.	3,972	102,557
Arris Group, Inc.+	6,703	70,315
Crown Castle International Corp.+	5,750	142,370
Ixia+	3,862	69,362
NII Holdings, Inc., Class B+	2,570	195,885
Tekelec+	2,554	50,339
Tellabs, Inc.+	9,789	87,024

		717,852

Therapeutics - 1.07%

Favrille, Inc.+	13,000	59,800
Medarex, Inc.+	5,615	56,431

		116,231

Tobacco - 0.55%

Loews Corp. - Carolina Group	1,545	59,652

Utilities - Gas, Pipeline - 0.63%

Questar Corp.	875	68,268

Total Long-term Investment Securities
(Cost $9,080,149)		10,162,330

SHORT-TERM INVESTMENT SECURITIES - 7.12%

Time Deposit - 7.12%

Euro Time Deposit with State Street Bank & Trust Co.:
1.25% due 09/01/05 (Cost $773,000)	$773,000	773,000

TOTAL INVESTMENTS
(Cost $9,853,149) (1)	100.74%	10,935,330
Liabilities in excess of other assets	(0.74)%	(80,848)

NET ASSETS	100.00%	$10,854,482

ADR -	American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET I FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 96.59%

ASSET-BACKED COMMERCIAL PAPER - 50.06%
Amstel Funding Corp.:
3.44% due 09/20/05 *	$5,000,000	$4,990,922
3.75% due 11/28/05 *	5,000,000	4,954,167
Amsterdam Funding Corp.:
3.38% due 09/06/05 *	5,000,000	4,997,653
Apreco LLC:
3.42% due 09/19/05 *	10,000,000	9,982,900
3.62% due 10/05/05 *	5,000,000	4,982,906
Barton Capital LLC:
3.51% due 09/19/05 *	5,000,000	4,991,225
Cafco LLC:
3.40% due 09/13/05 *	5,000,000	4,994,334
3.67% due 11/07/05 *	10,000,000	9,931,697
Cancara Asset Securitisation, Ltd.:
3.59% due 09/30/05 *	5,000,000	4,985,540
Chariot Funding LLC:
3.52% due 09/15/05 *	5,000,000	4,993,156
Charta LLC:
3.31% due 09/13/05 *	5,000,000	4,994,483
3.40% due 09/14/05 *	5,000,000	4,993,861
Ciesco LLP:
3.40% due 09/19/05	10,000,000	9,983,000
CRC Funding LLC:
3.53% due 09/23/05 *	5,000,000	4,989,214
3.68% due 11/09/05 *	5,000,000	4,964,733
Edison Asset Securitization LLC:
3.29% due 09/08/05 *	5,000,000	4,996,801
3.67% due 11/08/05 *	10,000,000	9,930,678
Galaxy Funding, Inc.:
3.46% due 10/11/05 *	5,000,000	4,980,778
Govco, Inc.:
3.37% due 09/16/05 *	10,000,000	9,985,958
3.58% due 10/03/05 *	5,000,000	4,984,067
Greyhawk Funding LLC:
3.53% due 09/08/05 *	10,000,000	9,993,136
3.69% due 11/14/05 *	5,000,000	4,962,075
Kitty Hawk Funding Corp.:
3.51% due 10/18/05 *	10,000,000	9,954,175
Park Avenue Receivables Corp.:
3.54% due 09/22/05 *	5,000,000	4,989,675
Preferred Receivables Funding:
3.53% due 09/21/05 *	5,000,000	4,990,194
Sheffield Receivables Corp.:
3.51% due 09/07/05 *	5,000,000	4,997,075
3.52% due 09/20/05 *	5,000,000	4,990,711
Surrey Funding Corp.:
3.51% due 09/23/05 *	5,000,000	4,989,275
3.70% due 10/31/05 *	5,000,000	4,969,167
Sydney Capital Corp.:
3.73% due 11/17/05 *	5,000,000	4,960,110
3.74% due 11/21/05 *	5,000,000	4,957,925
Windmill Funding Corp.:
3.52% due 09/15/05 *	10,000,000	9,986,311
3.70% due 11/16/05 *	5,000,000	4,960,944

Total Asset-Backed Commercial Paper
(Cost $204,308,846)		204,308,846

CERTIFICATES OF DEPOSIT - 18.38%
ABN AMRO Bank NA:
3.40% due 09/13/05	5,000,000	5,000,000
Barclays Bank PLC:
3.77% due 11/25/05 (1)	5,000,000	5,000,058
BNP Paribas:
3.31% due 09/13/05 (1)	5,000,000	5,000,008
Citibank NA:
3.32% due 09/14/05	10,000,000	10,000,000
3.43% due 09/16/05	5,000,000	5,000,000
Deutsche Bank:
3.53% due 09/20/05 (1)	5,000,000	5,000,000
3.71% due 11/14/05	5,000,000	5,000,051
HBOS Treasury Services:
3.41% due 09/28/05 (1)	5,000,000	5,000,019
3.79% due 11/28/05 (1)	5,000,000	5,000,000
Rabobank:
3.47% due 09/26/05 (1)	5,000,000	5,000,000
UBS AG:
3.40% due 09/28/05 (1)	5,000,000	5,000,000
3.43% due 09/19/05 (1)	10,000,000	10,000,025
Wells Fargo Bank NA:
3.50% due 09/19/05	5,000,000	5,000,000

Total Certificate of Deposit
(Cost $75,000,161)		75,000,161

COMMERCIAL PAPER - 8.56%
Bear Stearns Co.:
3.39% due 09/06/05	5,000,000	4,997,646
Dexia Delaware LLC:
3.68% due 11/15/05	5,000,000	4,961,666
General Electric Co.:
3.38% due 09/06/05	5,000,000	4,997,653
3.47% due 09/28/05	10,000,000	9,973,975
Old Line Funding Corp.:
3.39% due 09/06/05 *	5,000,000	4,997,646
Royal Bank of Canada:
3.74% due 11/18/05	5,000,000	5,000,000

Total Commercial Paper
(Cost $34,928,586)		34,928,586

MEDIUM TERM NOTES - 12.74%
Beta Finance, Inc.:
3.52% due 09/15/05 *(1)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.:
3.59% due 09/15/06 (1)	3,000,000	3,000,000
Sedna Finance, Inc.:
3.54% due 09/15/05 *(1)	5,000,000	5,000,000
3.60% due 09/26/05 *(1)	10,000,000	10,000,000
Sigma Finance, Inc.:
3.51% due 09/06/05 *(1)	9,000,000	9,000,000
3.59% due 09/26/05 *(1)	5,000,000	4,999,698
Wells Fargo & Co.:
3.49% due 09/06/05 (1)	5,000,000	5,000,000
White Pine Finance LLC:
3.53% due 09/15/05 *(1)	5,000,000	4,999,792
3.55% due 09/19/05 *(1)	5,000,000	5,000,000

		51,999,490

U.S. GOVERNMENT AGENCIES - 6.85%
Federal Home Loan Bank:
3.36% due 09/28/05	8,000,000	7,979,840
Federal National Mtg. Assoc.:
3.49% due 09/21/05 (1)	10,000,000	9,999,645
3.54% due 09/01/05 (1)	5,000,000	4,999,658
4.00% due 08/08/06 (1)	5,000,000	5,000,000

Total U.S. Government Agencies
(Cost $27,979,143)		27,979,143

Total Short-Term Investment Securities
(Cost $394,216,226)		394,216,226

REPURCHASE AGREEMENTS - 3.40%
State Street Bank & Trust Co., Joint Repurchase Agreement (2)	875,000	875,000
UBS Warburg, LLC, Joint Repurchase Agreement (2)	13,000,000	13,000,000

Total Repurchase Agreements
(Cost $13,875,000)		13,875,000

TOTAL INVESTMENTS
(Cost $408,091,226) (3)	99.99%	408,091,226
Other assets less liabilities	0.01%	60,541

NET ASSETS	100.00%	$408,151,767

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $228,378,099 representing 55.95% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid pricing procedures for foreign equity securities.
(1)	Variable rate security - the rate reflected is as of August 31, 2005; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2005:

Asset Backed/Receivables	20.75%
Asset Backed/Multi-Asset	17.10%
Asset Backed/Securities	15.88%
Finance	13.21%
Foreign Bank	8.58%
Diversified Financial Services	6.86%
Sovereign Agency	6.86%
Money Center Banks	4.90%
Domestic Bank	2.45%
Investment Bank/Brokerage	1.96%
Commercial Bank	1.44%

99.99%

See Notes to Schedule of Investments

NASDAQ 100 INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 95.53%

Advertising - 0.26%

Lamar Advertising Co., Class A+	5,740	$230,863

Broadcasting - 4.88%

Comcast Corp., Class A+	63,480	1,952,010
EchoStar Communications Corp., Class A	14,810	443,263
Liberty Global, Inc.+	16,070	815,552
Sirius Satellite Radio, Inc.+#	95,470	656,834
XM Satellite Radio Holdings, Inc., Class A+#	14,540	512,535

		4,380,194

Building Materials - 0.33%

Fastenal Co.#	4,840	293,207

Chemical - 0.31%

Sigma-Aldrich Corp.	4,410	275,184

Commercial Services - 1.91%

CDW Corp.	5,650	333,802
Cintas Corp.	13,760	567,600
Paychex, Inc.	23,920	816,390

		1,717,792

Drugs - 1.50%

Sepracor, Inc.+	6,780	340,356
Teva Pharmaceutical Industries, Ltd. Sponsored ADR#	30,960	1,004,342

		1,344,698

Electronics/Electrical Equipment - 2.44%

American Power Conversion Corp.	12,920	338,117
Comverse Technology, Inc.+	13,850	357,053
Flextronics International, Ltd.+	40,850	533,501
Garmin, Ltd.#	6,700	387,930
JDS Uniphase Corp.+	130,310	207,193
Molex, Inc.	6,590	176,348
Sanmina-SCI Corp.+	37,370	189,466

		2,189,608

Freight - 0.82%

CH Robinson Worldwide, Inc.	5,590	345,182
Expeditors International of Washington, Inc.#	6,980	387,460

		732,642

Healthcare - 0.99%

Dentsply International, Inc.	5,140	272,266
Lincare Holdings, Inc.+	6,370	269,706
Patterson Cos., Inc.+#	8,780	351,726

		893,698

Heavy Duty Trucks/Parts - 1.01%

PACCAR, Inc.	12,980	909,638

Information Processing - Hardware - 8.53%

Apple Computer, Inc.+@	76,540	3,592,022
Dell, Inc.+	59,320	2,111,792
Juniper Networks, Inc.+	23,850	542,349
Network Appliance, Inc.+	25,490	605,133
Sandisk Corp.+	11,070	429,848
Sun Microsystems, Inc.+	98,690	375,022

		7,656,166

Information Processing - Services - 9.51%

Check Point Software Technologies, Ltd.+	16,340	368,630
Cognizant Technology Solutions Corp., Class A+	8,780	399,753
eBay, Inc.+	67,040	2,714,450
Fiserv, Inc.+	15,940	715,228
IAC/InterActiveCorp+	23,450	575,698
Symantec Corp.+	83,030	1,741,970
Synopsys, Inc.+	8,830	167,770
VeriSign, Inc.+	16,610	362,098
Yahoo!, Inc.+	44,710	1,490,631

		8,536,228

Information Processing - Software - 13.73%

Adobe Systems, Inc.	31,880	862,035
Autodesk, Inc.	15,860	685,152
BEA Systems, Inc.+	24,210	213,532
Citrix Systems, Inc.+	13,400	318,920
Intuit, Inc.+	15,210	697,226
Mercury Interactive Corp.+	6,150	225,521
Microsoft Corp.@	247,660	6,785,884
Oracle Corp.+	142,780	1,851,857
Pixar, Inc.+	7,920	347,688
Siebel Systems, Inc.	40,300	332,475

		12,320,290

Leisure & Tourism - 3.67%

Electronic Arts, Inc.+	20,580	1,178,822
Starbucks Corp.+	36,090	1,769,854
Wynn Resorts, Ltd.+#	7,220	344,538

		3,293,214

Medical - Biomedical/Gene - 8.03%

Amgen, Inc.+@	38,410	3,068,959
Biogen Idec, Inc.+	24,950	1,051,642
Celgene Corp.+#	11,020	553,204
Genzyme Corp.+	21,060	1,498,840
Invitrogen Corp.+	3,250	275,373
MedImmune, Inc.+	17,660	528,564
Millennium Pharmaceuticals, Inc.+	22,470	224,925

		7,201,507

Medical Technology - 1.64%

Biomet, Inc.	22,580	832,976
Chiron Corp.+	17,470	636,607

		1,469,583

Paper/Forest Products - 0.20%

Smurfit-Stone Container Corp.+	16,580	183,043

Retail - 7.32%

Amazon.com, Inc.+#	18,170	775,859
Bed Bath & Beyond, Inc.+	26,460	1,072,953
Costco Wholesale Corp.	16,760	728,055
Dollar Tree Stores, Inc.+	6,990	159,162
Express Scripts, Inc., Class A+	8,820	510,325
PETsMART, Inc.	9,440	243,269
Ross Stores, Inc.#	9,690	241,087
Sears Holdings Corp.+	11,490	1,561,032
Staples, Inc.	32,965	723,911
Whole Foods Market, Inc.	4,270	551,940

		6,567,593

Schools - 1.38%

Apollo Group, Inc., Class A+	12,230	962,012
Career Education Corp.+	6,960	272,832

		1,234,844

Semiconductors - 14.08%

Altera Corp.+	34,810	761,295
Applied Materials, Inc.	56,630	1,036,895
ATI Technologies, Inc.+	16,530	201,335
Broadcom Corp., Class A+	16,830	732,105
Intel Corp.@	143,970	3,702,909
Intersil Corp., Class A#	10,280	215,880
KLA-Tencor Corp.	15,900	807,084
Lam Research Corp.+	9,540	302,418
Linear Technology Corp.	27,240	1,033,213
Marvell Technology Group, Ltd.+	17,750	837,623
Maxim Integrated Products, Inc.	30,600	1,305,090
Microchip Technology, Inc.	11,550	359,436
Novellus Systems, Inc.+	9,380	251,478
QLogic Corp.+	6,240	215,654
Xilinx, Inc.	30,990	870,509

		12,632,924

Telecommunications - 11.13%

Cisco Systems, Inc.+@	152,060	2,679,297
Level 3 Communications, Inc.+#	45,680	89,990
MCI, Inc.	23,580	604,591
QUALCOMM, Inc.@	131,220	5,210,746
Research In Motion, Ltd.+	12,660	991,151
Telefonaktiebolaget LM Ericsson ADR, Class B+#	7,370	257,213
Tellabs, Inc.+	17,020	151,308

		9,984,296

Therapeutics - 1.42%

Gilead Sciences, Inc.+	29,630	1,274,090

Utilities - Communication - 0.44%

NTL, Inc.+	6,160	393,501

Total Long-Term Investment Securities
(Cost $70,955,472)		85,714,803

SHORT-TERM INVESTMENT SECURITIES - 7.45%
Collective Investment Pool - 6.88%

Securities Lending Quality Trust(1)	$6,171,618	6,171,618

Government Obligations - 0.57%

United States Treasury Bills:
3.31% due 09/22/05@	10,000	9,981
3.36% due 10/06/05@	240,000	239,226
3.37% due 10/13/05@	60,000	59,768
3.43% due 11/03/05@	200,000	198,842

		507,817

Total Short-Term Investment Securities
(Cost $6,679,410)		6,679,435

REPURCHASE AGREEMENT - 3.91%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $3,504,327 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 2.30%, due 11/14/05 and having an approximate value of $3,578,747

(Cost $3,504,000)@	3,504,000	3,504,000

TOTAL INVESTMENTS
(Cost $81,138,882)(2)	106.89%	95,898,238
Liabilities in excess of other assets	(6.89)%	(6,177,568)

NET ASSETS	100.00%	$89,720,670

ADR -	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2005	Unrealized Appreciation (Depreciation)
25 Long	Nasdaq 100 Index	September 2005	$3,996,400	$3,960,000	$(36,400)

See Notes to Schedule of Investments

SCIENCE & TECHNOLOGY FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.47%

Broadcasting - 0.26%
Comcast Corp., Special Class A+	101,900	$3,075,342

Commercial Services - 2.18%
Accenture, Ltd., Class A+	582,800	14,220,320
CDW Corp.	189,300	11,183,844

		25,404,164

Electronics/Electrical Equipment - 4.23%
Flextronics International, Ltd.+#	1,369,300	17,883,058
Jabil Circuit, Inc.+	221,400	6,518,016
LG Electronics, Inc. (1)	59,700	3,599,504
Samsung Electronics Co., Ltd. GDR+*	81,000	21,242,250

		49,242,828

Information Processing - Hardware - 15.14%
Dell, Inc.+	1,780,400	63,382,240
EMC Corp.+	3,099,500	39,859,570
International Business Machines Corp.	458,500	36,964,270
Juniper Networks, Inc.+	1,177,156	26,768,527
Lexmark International, Inc., Class A+	150,000	9,447,000

		176,421,607

Information Processing - Services - 17.20%
Cadence Design Systems, Inc.+#	1,078,100	17,260,381
Certegy, Inc.	263,400	9,055,692
eBay, Inc.+	515,000	20,852,350
First Data Corp.	584,600	24,290,130
Google, Inc.+	60,692	17,357,912
Macromedia, Inc.+	211,800	7,826,010
McAfee, Inc.+	302,500	9,271,625
Monster Worldwide, Inc.+#	146,100	4,564,164
Symantec Corp.+	1,179,154	24,738,651
Synopsys, Inc.+	385,000	7,315,000
VeriSign, Inc.+	935,300	20,389,540
Yahoo!, Inc.+	1,125,000	37,507,500

		200,428,955

Information Processing - Software - 20.42%
Adobe Systems, Inc.	74,700	2,019,888
Citrix Systems, Inc.+	210,400	5,007,520
Cognos, Inc.+#	458,700	16,563,657
Intuit, Inc.+	45,100	2,067,384
Mercury Interactive Corp.+	904,085	33,152,797
Microsoft Corp.	3,250,300	89,058,220
NAVTEQ Corp.+	136,700	6,362,018
Oracle Corp.+	2,913,500	37,788,095
Red Hat, Inc.+#	1,682,700	23,911,167
SAP AG (1)	77,200	13,132,789
SAP AG Sponsored ADR#	206,400	8,807,088

		237,870,623

Leisure & Tourism - 1.50%
Dreamworks Animation SKG, Inc., Class A+	235,600	6,130,312
Electronic Arts, Inc.+	52,700	3,018,656
International Game Technology	299,300	8,296,596

		17,445,564

Medical Technology - 0.68%
Boston Scientific Corp.+	294,700	7,921,536

Multimedia - 1.42%
Time Warner, Inc.	641,900	11,502,848
Viacom, Inc., Class B	147,200	5,003,328

		16,506,176

Retail - 0.09%
Amazon.com, Inc.+#	24,500	1,046,150

Semiconductors - 21.14%
Altera Corp.+	610,100	13,342,887
Analog Devices, Inc.	874,100	31,860,945
Applied Materials, Inc.	678,800	12,428,828
ASML Holding NV+#	301,300	5,091,970
Broadcom Corp., Class A+	34,500	1,500,750
Intel Corp.	1,255,300	32,286,316
Intersil Corp., Class A#	606,500	12,736,500
KLA-Tencor Corp.	219,800	11,157,048
Linear Technology Corp.	239,800	9,095,614
Marvell Technology Group, Ltd.+	193,900	9,150,141
Maxim Integrated Products, Inc.	807,700	34,448,405
Microchip Technology, Inc.#	513,800	15,989,456
National Semiconductor Corp.#	35,900	894,987
Novellus Systems, Inc.+	322,000	8,632,820
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR#	1,053,000	8,666,190
Texas Instruments, Inc.	30,600	1,000,008
Xilinx, Inc.	1,351,500	37,963,635

		246,246,500

Telecommunications - 13.51%
Cisco Systems, Inc.+	2,989,100	52,667,942
Corning, Inc.+	857,500	17,115,700
Crown Castle International Corp.+#	198,800	4,922,288
Lucent Technologies, Inc.+#	1,228,500	3,783,780
Motorola, Inc.	292,700	6,404,276
Nokia Oyj Sponsored ADR	851,700	13,431,309
Nortel Networks Corp.+#	1,319,400	4,010,976
QUALCOMM, Inc.	885,200	35,151,292

Research In Motion, Ltd.+	148,400	11,618,236
TELUS Corp. Canadian Common	54,000	2,047,092
TELUS Corp. Canadian Non-Voting	257	9,472
TELUS Corp. U.S. Non-Voting	169,200	6,251,940

		157,414,303

Therapeutics - 0.28%
Gilead Sciences, Inc.+	75,100	3,229,300

Utilities - Communication - 0.42%
Sprint Corp.	188,350	4,883,916

Total Long-term Investment Securities
(Cost $1,063,953,520)		1,147,136,964

SHORT-TERM INVESTMENT SECURITIES - 7.68%
Collective Investment Pool - 6.24%
Securities Lending Quality Trust (2)	$72,656,365	72,656,365

Registered Investment Companies - 1.44%
T. Rowe Price Reserve Investment Fund	16,830,725	16,830,725

Total Short-term Investment Securities
(Cost $89,487,090)		89,487,090

TOTAL INVESTMENTS
(Cost $1,153,440,610) (3)	106.15%	1,236,624,054
Liabilities in excess of other assets	(6.15)%	(71,655,194)

NET ASSETS	100.00%	$1,164,968,860

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2005, the aggregate value of these securities was $21,242,250 representing 1.82% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.10%
Advertising - 0.41%

Getty Images, Inc.+	6,100	$522,099
R.H. Donnelley Corp.+	32,364	2,080,682

		2,602,781

Aerospace/Defense - 0.85%

ARGON ST, Inc.+	3,000	92,340
Armor Holdings, Inc.+	46,400	1,967,824
DRS Technologies, Inc.	27,800	1,430,310
EDO Corp.	14,100	396,069
Esterline Technologies Corp.+	4,861	212,183
Teledyne Technologies, Inc.+	32,701	1,263,239

		5,361,965

Airlines - 0.61%

ExpressJet Holdings, Inc.+	90,900	864,459
Frontier Airlines, Inc.+#	37,915	411,378
Mesa Air Group, Inc.+#	11,777	93,038
Midwest Express Holdings, Inc.+#	43,400	104,594
SkyWest, Inc.	100,590	2,384,989

		3,858,458

Apparel & Products - 2.78%

AnnTaylor Stores Corp.+	63,850	1,634,560
Buckle, Inc.	1,917	75,261
Charming Shoppes, Inc.+	7,338	88,643
Children’s Place Retail Stores, Inc.+#	56,057	2,293,292
Christopher & Banks Corp.#	29,900	480,493
Columbia Sportswear Co.+#	14,500	672,800
Finish Line, Inc., Class A#	79,400	1,144,948
Genesco, Inc.+	47,635	1,891,586
Gymboree Corp.+#	44,300	680,891
Hartmarx Corp.+#	10,878	96,597
Hot Topic, Inc.+	45,600	706,800
J. Jill Group, Inc.+#	43,000	761,960
K-Swiss, Inc., Class A	32,044	981,828
Oakley, Inc.	61,300	1,072,137
Payless ShoeSource, Inc.+	158,467	2,937,978
Phillips-Van Heusen Corp.	5,289	177,129
Rocky Shoes & Boots, Inc.+#	1,614	48,628
Warnaco Group, Inc.+	51,500	1,287,500
Wolverine World Wide, Inc.	27,300	575,211

		17,608,242

Appliances/Furnishings - 0.50%

CompX International, Inc., Class A#	1,824	29,458
Furniture Brands International, Inc.	42,900	819,819
Griffon Corp.+	29,700	761,508
Herman Miller, Inc.	51,900	1,551,810

		3,162,595

Automotive - 1.63%

Accuride Corp.+#	15,500	231,725
Aftermarket Technology Corp.+#	4,831	83,093
AO Smith Corp.	54,500	1,533,630
Commercial Vehicle Group, Inc.+#	28,174	584,047
Goodyear Tire & Rubber Co.+#	249,285	4,187,988
Keystone Automotive Industries, Inc.+	21,100	637,642
Monro Muffler Brake, Inc.+	26,400	787,512
Oshkosh Truck Corp., Class B	8,341	334,558
Strattec Security Corp.+	12,200	630,984
United Auto Group, Inc.	38,600	1,302,750

		10,313,929

Auto - Replacement Parts - 0.23%

Sonic Automotive, Inc., Class A	61,600	1,444,520

Banks - 5.73%

Amegy Bancorp, Inc.#	70,800	1,590,876
BancFirst Corp.#	3,419	291,470
Bank of Hawaii Corp.	42,365	2,150,024
BOK Financial Corp.	3,250	152,717
Boston Private Financial Holdings, Inc.#	15,300	406,521
Cascade Bancorp#	16,300	341,648
Center Financial Corp.#	7,739	196,725
Central Pacific Financial Corp.	24,400	843,752
Citizens Banking Corp.#	52,100	1,578,109
City Holding Co.#	35,506	1,303,780
City National Corp.	27,110	1,953,004
Columbia Banking System, Inc.	15,700	414,166
Commerce Bancshares, Inc.	7,589	405,860
Community Trust Bancorp, Inc.	1,874	60,230
Corus Bankshares, Inc.#	37,880	2,204,237
Cullen/Frost Bankers, Inc.	5,111	249,775
First American Corp., Class A	42,339	1,761,726
First Bancorp Puerto Rico	154,060	2,843,948
First Citizens BancShares, Inc., Class A	2,024	333,960
First Community Bancorp	26,709	1,260,665
First Regional Bancorp+	484	42,030
First Republic Bank#	34,699	1,249,164
Frontier Financial Corp.	11,000	327,910
Glacier Bancorp, Inc.	31,514	938,487
International Bancshares Corp.	6,831	204,930
Mid-State Bancshares	22,462	639,942
National Penn Bancshares, Inc.	8,900	234,515
Old Second Bancorp, Inc.#	4,367	133,455
Pacific Capital Bancorp#	59,824	1,874,884
Pinnacle Financial Partners, Inc.+#	2,000	50,480
Provident Bankshares Corp.	30,500	1,041,575
R&G Financial Corp., Class B	79,600	1,204,348
Republic Bancorp, Inc.	102,174	1,499,914
Sandy Spring Bancorp, Inc.#	21,800	749,920
Santander BanCorp	11,990	311,021
Signature Bank+#	12,000	359,880

Southwest Bancorp, Inc.	1,496	34,573
Sterling Bancshares, Inc.	33,000	494,670
Texas Capital Bancshares, Inc.+#	25,300	555,082
Trustmark Corp.	22,700	625,612
Valley National Bancorp#	48,666	1,148,518
Westamerica Bancorp.	37,100	1,936,991
Wilmington Trust Corp.	3,371	122,907
Wilshire Bancorp, Inc.#	7,061	103,232

		36,227,233

Beverages - 0.00%

PepsiAmericas, Inc.	1,348	33,997

Broadcasting - 1.19%

Emmis Communications Corp., Class A+#	20,600	493,576
Entercom Communications Corp.+	15,000	501,750
Gray Television, Inc.	92,100	1,132,830
Insight Communications, Inc., Class A+	22,653	263,228
Liberty Corp.	25,100	1,204,549
Lin TV Corp., Class A+	73,500	1,110,585
Lodgenet Entertainment Corp.+	71,174	1,074,728
Sinclair Broadcast Group, Inc., Class A	173,865	1,632,592
Young Broadcasting, Inc., Class A+	22,500	98,325

		7,512,163

Building Materials - 1.51%

Interline Brands, Inc.+	35,100	699,543
LSI Industries, Inc.	40,400	619,736
Matthews International Corp., Class A	44,600	1,784,000
Perini Corp.+(1)#	18,344	355,690
Trex Co., Inc.+#	18,900	455,679
USG Corp.+#	74,007	4,651,340
Watsco, Inc.	20,300	989,828

		9,555,816

Chemical - 1.79%

Airgas, Inc.	88,700	2,495,131
Arch Chemicals, Inc.	39,400	975,544
Cabot Microelectronics Corp.+#	14,400	429,264
Ferro Corp.	57,200	1,085,656
FMC Corp.+	46,217	2,632,520
Hercules, Inc.+	3,389	43,210
MacDermid, Inc.	19,300	571,280
Minerals Technologies, Inc.	20,600	1,255,570
NL Industries, Inc.	23,600	334,412
Pioneer Cos., Inc.+#	5,518	122,058
Sensient Technologies Corp.	47,500	891,575
Symyx Technologies, Inc.+	18,200	509,418

		11,345,638

Commercial Services - 3.97%

ACE Cash Express, Inc.+#	591	13,049
Administaff, Inc.	40,801	1,467,612
Alliance Data Systems Corp.+	18,741	788,434
Arbitron, Inc.	1,049	44,058
Baker (Michael) Corp.+#	10,153	266,618
Blount International, Inc.+	102,022	1,836,396
Deluxe Corp.	14,442	573,925
DiamondCluster International, Inc., Class A+	20,800	209,664
Electro Rent Corp.+	22,000	296,340
Flanders Corp.+	57,300	614,829
Geo Group, Inc.+	27,548	768,589
Greif Brothers Corp., Class A	28,732	1,690,878
Heartland Payment Systems, Inc.+	3,800	96,444
Intersections, Inc.+#	2,800	29,372
Iron Mountain, Inc.+	56,075	1,934,027
Kendle International, Inc.+#	2,749	66,526
LECG Corp.+	30,300	697,809
Maximus, Inc.	33,500	1,261,610
Pacer International, Inc.+	17,600	461,824
PHH Corp.+#	37,872	1,145,249
Plexus Corp.+	61,800	1,055,544
PRA International, Inc.+	52,148	1,533,151
Ritchie Brothers Auctioneers, Inc.	22,100	926,211
Silgan Holdings, Inc.#	18,248	1,098,895
Sotheby's Holdings, Inc., Class A+	136,515	2,373,996
Stamps.com, Inc.+	29,100	504,885
Startek, Inc.	26,300	352,683
TeleTech Holdings, Inc.+	99,600	844,608
Vertrue, Inc.+#	17,292	597,093
Washington Group International, Inc.+	29,600	1,564,064

		25,114,383

Consumer Service - 0.13%

Advanta Corp., Class B	27,614	796,664

Drugs - 1.90%

Alkermes, Inc.+#	30,900	580,302
Alpharma, Inc., Class A	112,430	2,992,887
Array Biopharma, Inc.+	76,400	504,240
Cephalon, Inc.+#	11,600	470,032
CNS, Inc.#	23,107	607,945
Cubist Pharmaceuticals, Inc.+#	30,400	549,328
First Horizon Pharmaceutical Corp.+	49,300	1,019,031
King Pharmaceuticals, Inc.+	140,604	2,066,879
Kos Pharmaceuticals, Inc.+	7,854	535,014
Mannatech, Inc.	47,600	592,144
Nutraceutical International Corp.+	20,134	296,976
Petmed Express, Inc.+	4,193	43,817
Pharmion Corp.+	40,400	1,003,940
Rigel Pharmaceuticals, Inc.+#	12,900	259,677
Zymogenetics, Inc.+	28,500	479,940

		12,002,152

Electronic Instruments - 0.00%

LoJack Corp.+#	1,386	29,231

Electronics/Electrical Equipment - 4.51%

Ametek, Inc.	2,620	105,560
Ampex Corp.+#	2,345	75,345
Amphenol Corp., Class A	21,842	926,319
Analogic Corp.	13,400	667,990
Applera Corp. - Applied Biosystems Group	22,758	489,297
Arrow Electronics, Inc.+	75,592	2,254,153
Artesyn Technologies, Inc.+#	33,200	304,776
Avnet, Inc.+	41,587	1,041,754
Badger Meter, Inc.	2,073	90,797
Belden CDT, Inc.	39,900	855,855
Cogent, Inc.+#	10,300	276,864
Coherent, Inc.+	4,828	153,482
Commscope, Inc.+	89,200	1,668,040
Cymer, Inc.+	42,700	1,430,450
Energy Conversion Devices, Inc.+	60,300	2,093,013
FEI Co.+#	23,700	496,041
Gerber Scientific, Inc.+	26,668	184,009
Global Imaging Systems, Inc.+	27,600	912,180
Greatbatch, Inc.+	16,400	410,000
Itron, Inc.+	49,080	2,270,932
Kemet Corp.+#	59,100	479,892
Littelfuse, Inc.+	27,600	767,832
Methode Electronics, Inc., Class A	83,000	1,022,560
Mettler-Toledo International, Inc.+	19,138	964,555
Millipore Corp.+	22,598	1,445,142
MIPS Technologies, Inc., Class A+	136,700	857,109
Newport Corp.+	27,700	369,518
Orbotech, Ltd.+	15,200	375,288
Silicon Laboratories, Inc.+#	22,800	707,484
Stoneridge, Inc.+	7,403	71,143
Teleflex, Inc.	31,428	2,163,818
Thomas & Betts Corp.+	29,100	1,034,214
Wesco International, Inc.+	27,055	938,809
Woodhead Industries, Inc.	29,000	384,830
Woodward Governor Co.	3,000	244,650

		28,533,701

Fertilizers - 0.20%

Terra Industries, Inc.+#	169,712	1,238,898

Finance Companies - 0.67%

Chittenden Corp.	63,650	1,716,004
Metris Cos., Inc.+#	72,868	1,065,330
Westcorp#	19,463	1,201,840
WFS Financial, Inc.+	3,514	235,157

		4,218,331

Financial Services - 1.70%

Affiliated Managers Group, Inc.+#	17,600	1,277,936
American Financial Group, Inc.	41,790	1,401,219
Calamos Asset Management, Inc., Class A	3,631	97,819
CompuCredit Corp.+#	50,096	2,097,018
Investment Technology Group, Inc.+	68,600	1,883,070
Investors Financial Services Corp.#	24,700	867,464
Nasdaq Stock Market, Inc.+#	27,756	652,266
National Financial Partners Corp.	11,100	487,290
Piper Jaffray Cos.+	31,000	945,190
Resource America, Inc.	17,000	315,180
SWS Group, Inc.	46,600	759,114

		10,783,566

Foods - 1.71%

American Italian Pasta Co., Class A#	11,700	129,051
Andersons, Inc.	2,206	66,312
Chiquita Brands International, Inc.	122,010	3,074,652
Flowers Foods, Inc.	59,700	1,625,631
M & F Worldwide Corp.+	41,960	621,008
Performance Food Group Co.+	45,683	1,414,803
Pilgrims Pride Corp.	64,075	2,172,143
Seabord Corp.#	923	1,185,132
Seneca Foods Corp., Class A+	7,800	136,500
Seneca Foods Corp., Class B+	2,700	47,250
Spartan Stores, Inc.+	1,539	15,759
Wild Oats Markets, Inc.+#	27,600	333,684

		10,821,925

Freight - 1.46%

Arkansas Best Corp.	8,991	302,727
EGL, Inc.+#	55,596	1,394,904
Forward Air Corp.	11,277	397,852
GATX Corp.	43,000	1,742,790
Heartland Express, Inc.	45,179	899,966
Kirby Corp.+	8,779	412,613
Knight Transportation, Inc.	61,904	1,466,506
Landstar System, Inc.	23,044	836,958
Offshore Logistics, Inc.+	8,321	301,303
Ryder System, Inc.	8,200	287,738
Swift Transportation Co., Inc.+	60,100	1,198,394

		9,241,751

Funeral Services - 0.01%

Alderwoods Group, Inc.+	2,670	42,960

Hardware & Tools - 0.16%

Stanley Works	21,908	1,002,291

Healthcare - 2.84%

Alliance Imaging, Inc.+#	43,293	399,594
Dade Behring Holdings, Inc.#	55,256	2,021,817
Edwards Lifesciences Corp.+	38,149	1,678,556

Genesis HealthCare Corp.+	45,416	1,821,182
Kindred Healthcare, Inc.+#	59,155	1,810,143
Kinetic Concepts, Inc.+	770	42,196
LabOne, Inc.+	12,100	523,083
Magellan Health Services, Inc.+	50,501	1,790,260
Odyssey Healthcare, Inc.+#	21,600	360,720
ResMed, Inc.+#	34,500	2,495,730
Respironics, Inc.+	18,450	722,502
Steris Corp.	31,600	788,104
Symbion, Inc.+#	28,000	749,560
United Surgical Partners International, Inc.+	51,500	1,972,965
VistaCare, Inc., Class A+#	15,300	262,854
Vital Signs, Inc.#	12,308	553,491

		17,992,757

Heavy Duty Trucks/Parts - 0.54%

Cascade Corp.	18,400	834,992
Titan International, Inc.	24,600	336,036
TRW Automotive Holdings Corp.+	77,541	2,275,828

		3,446,856

Home Builders - 1.31%

Brookfield Homes Corp.	13,800	706,560
NVR, Inc.+	4,877	4,316,145
WCI Communities, Inc+	38,600	1,164,562
William Lyon Homes, Inc.+	14,093	2,116,064

		8,303,331

Hospital Management - 0.25%

LifePoint Hospitals, Inc.+#	34,527	1,570,288

Hospital Supplies - 1.48%

Advanced Neuromodulation Systems, Inc.+#	71,200	3,666,088
CONMED Corp.+	30,734	899,277
Henry Schein, Inc.+	41,200	1,717,628
NuVasive, Inc.+#	18,000	342,360
Owens & Minor, Inc.	71,026	2,035,605
Techne Corp.+	11,836	674,297

		9,335,255

Household Products - 1.38%

Chattem, Inc.+#	50,005	1,937,194
Digital Theater Systems, Inc.+#	18,400	337,272
Jarden Corp.+#	40,700	1,615,383
John H. Harland Co.#	81,629	3,424,336
Tupperware Corp.	65,100	1,426,992

		8,741,177

Human Resources - 1.36%

Heidrick & Struggles International, Inc.+	7,800	257,556
Kforce, Inc.+	45,800	462,580
Korn/Ferry International+	79,300	1,571,726
Labor Ready, Inc.+	89,499	2,033,417
MPS Group, Inc.+	84,800	937,888
Resources Connection, Inc.+	115,700	3,355,300

		8,618,467

Information Processing - Hardware - 1.37%

Electronics Boutique Holdings Corp.+#	18,263	1,170,658
Gateway, Inc.+#	216,700	658,768
Hutchinson Technology, Inc.+	38,700	1,021,680
Imation Corp.	9,411	396,297
Komag, Inc.+#	66,835	2,229,616
Mercury Computer Systems, Inc.+	17,100	446,823
Synaptics, Inc.+#	36,100	595,650
Virage Logic Corp.+	8,600	66,220
Western Digital Corp.+	152,045	2,105,823

		8,691,535

Information Processing - Services - 5.23%

3D Systems Corp.+#	1,200	27,000
Agilysys, Inc.#	145,583	2,613,215
Anixter International, Inc.+	14,400	549,792
Ansoft Corp.+	3,331	87,572
BISYS Group, Inc.+	34,600	516,578
CACI International, Inc., Class A+	22,200	1,390,608
Catapult Communications Corp.+	13,100	208,552
Ciber, Inc.+	115,100	902,384
Digital Insight Corp.+	85,800	2,320,032
Digital River, Inc.+#	10,100	383,598
Digitas, Inc.+	3,800	44,536
Earthlink, Inc.+	376,251	3,672,210
Factset Research Systems, Inc.	39,600	1,386,000
FileNET Corp.+	50,400	1,339,128
Infospace, Inc.+	28,000	698,880
Intergraph Corp.+#	90,226	3,682,123
Internet Security Systems, Inc.+	28,900	656,608
Jack Henry & Associates, Inc.	91,600	1,793,528
Kronos, Inc.+	29,650	1,284,734
MatrixOne, Inc.+	44,400	202,908
MTS Systems Corp.	28,230	1,163,641
National Instruments Corp.#	15,000	425,850
Perot Systems Corp., Class A+	104,100	1,499,040
Rightnow Technologies, Inc.+#	42,200	486,566
Riverstone Networks, Inc.+	130,100	76,759
Secure Computing Corp.+	126,200	1,455,086
Sykes Enterprises, Inc.+	4,176	44,474
Trizetto Group, Inc.+	88,474	1,388,157
United Online, Inc.	80,700	1,051,521
ValueClick, Inc.+	119,900	1,731,356

		33,082,436

Information Processing - Software - 3.13%

Altiris, Inc.+	32,700	426,735

Blackbaud, Inc.	5,093	66,769
CCC Information Services Group, Inc.+#	26,374	675,702
DucoCorp International, Inc.+	5,319	36,010
F5 Networks, Inc.+	5,000	206,450
Global Payments, Inc.	42,900	2,821,962
Hyperion Solutions Corp.+	14,300	620,191
Mantech International Corp., Class A+	3,095	95,976
Mercury Interactive Corp.+	8,700	319,029
Motive, Inc.+#	31,900	204,798
NetIQ Corp.+	43,900	514,947
Open Solutions, Inc.+#	9,300	209,994
Packeteer, Inc.+	15,700	185,574
Parametric Technology Corp.+	616,602	3,736,608
PDF Solutions, Inc.+#	33,100	519,339
Per-Se Technologies, Inc.+#	126,711	2,442,988
Progress Software Corp.+	58,383	1,790,023
Quest Software, Inc.+	152,900	2,073,324
Red Hat, Inc.+#	21,800	309,778
RSA Security, Inc.+#	37,000	486,180
SPSS, Inc.+	17,500	381,500
Verity, Inc.+	43,053	431,391
Wind River Systems, Inc.+	95,100	1,249,614

		19,804,882

Insurance - 4.11%

American Physicians Capital, Inc.+	38,100	1,684,401
Arch Capital Group, Ltd.+	1,641	71,302
Aspen Insurance Holdings, Ltd.	37,900	1,028,985
Assured Guaranty, Ltd.	58,900	1,319,360
Bristol West Holdings, Inc.#	33,700	588,065
Endurance Specialty Holdings, Ltd.	57,434	2,107,828
FPIC Insurance Group, Inc.+	20,700	724,293
Horace Mann Educators Corp.	53,900	1,055,362
Infinity Property & Casualty Corp.	28,500	926,820
LandAmerica Financial Group, Inc.	10,600	626,672
Markel Corp.+	3,600	1,169,100
Max Re Capital, Ltd.	5,482	126,031
Ohio Casualty Corp.	144,000	3,637,440
PartnerRe, Ltd.	17,100	1,037,970
Platinum Underwriters Holdings, Ltd.#	1,315	42,711
Protective Life Corp.	40,141	1,646,985
Safety Insurance Group, Inc.#	18,281	641,298
Selective Insurance Group, Inc.#	45,600	2,158,704
Triad Guaranty, Inc.+	9,700	409,631
UICI	48,100	1,484,366
W.R. Berkley Corp.	3,162	112,219
WellChoice, Inc.+	13,300	945,630
Zenith National Insurance Corp.#	38,585	2,436,643

		25,981,816

Leisure & Tourism - 4.40%

Ambassadors Group, Inc.#	170	7,925
Applebee’s International, Inc.	24,375	538,931
BJ’s Restaurants, Inc.+#	18,700	398,123
Brunswick Corp.	38,100	1,676,400
CEC Entertainment, Inc.+	49,050	1,681,924
Cheesecake Factory, Inc., Class A+#	40,000	1,266,800
CKE Restaurants, Inc.#	31,240	365,508
Dave & Buster’s, Inc.+#	16,823	239,728
Dominos Pizza, Inc.	20,752	477,296
Dreamworks Animation SKG, Inc., Class A+	51,084	1,329,206
Handleman Co.	87,500	1,224,125
Hasbro, Inc.	2,288	47,362
Image Entertainment, Inc.+#	9,889	26,700
Jack in the Box, Inc.+	88,165	3,109,580
Jakks Pacific, Inc.+#	195,888	3,253,700
La Quinta Corp.+	173,700	1,467,765
Luby’s, Inc.+#	22,925	301,234
Main Street Restaurant Group, Inc.+	7,202	40,547
O’Charley’s, Inc.+	40,900	670,351
P.F. Chang’s China Bistro, Inc.+#	13,100	670,458
Panera Bread Co., Class A+	17,900	997,746
Papa John’s International, Inc.+#	6,441	308,009
Playboy Enterprises, Inc., Class B+#	3,222	43,690
Polaris Industries, Inc.	2,600	136,968
Red Robin Gourmet Burgers, Inc.+#	9,300	447,144
Ruby Tuesday, Inc.#	12,400	274,040
SCP Pool Corp.	24,511	897,103
Sonic Corp.+	42,175	1,290,133
Steinway Musical Instruments, Inc.+(1)	10,672	295,081
Sunterra Corp.+	92,100	1,165,065
Texas Roadhouse, Inc.+#	4,400	145,288
Trans World Entertainment Corp.+	121,692	907,822
UTI Worldwide, Inc.#	11,800	890,428
Vail Resorts, Inc.+#	40,243	1,154,974
Warner Music Group Corp.+	5,758	102,608

		27,849,762

Machinery - 3.12%

Actuant Corp., Class A+#	29,400	1,246,560
Applied Industrial Technologies, Inc.	66,097	2,373,543
Baldor Electric Co.#	44,400	1,095,348
Columbus Mckinnon Corp.+	1,362	26,287
Cummins, Inc.#	28,209	2,439,232
Flow International Corp.+#	24,401	213,021
Gardner Denver, Inc.+	41,905	1,752,467
Graco, Inc.	32,300	1,201,883
IDEX Corp.	13,300	578,550
Insituform Technologies, Inc., Class A+	21,200	438,840
JLG Industries, Inc.	41,697	1,367,245
Kennametal, Inc.	34,607	1,614,070

Lindsay Manufacturing Co.#	34,900	882,970
Quixote Corp.#	5,700	131,157
Stewart & Stevenson Services, Inc.	47,500	1,157,575
Toro Co.	82,613	3,207,863

		19,726,611

Manufacturing - 0.01%

Applied Films Corp.+	4,000	90,520

Medical - Biomedical/Gene - 0.90%

Alexion Pharmaceuticals, Inc.+#	12,300	351,780
Cytogen Corp.+#	10,900	47,851
Cytokinetics, Inc.+#	3,300	26,730
Decode Genetics, Inc.+#	21,700	210,707
Exelixis, Inc.+	30,600	229,194
Lifecell Corp.+	94,000	2,254,120
Myriad Genetics, Inc.+#	84,200	1,664,634
Vertex Pharmaceuticals, Inc.+#	48,811	898,122

		5,683,138

Medical Technology - 2.89%

Albany Molecular Research, Inc.+#	69,569	1,160,411
AngioDynamics, Inc.+	37,300	805,680
Biosite, Inc.+	27,000	1,614,330
DJ Orthopedics, Inc.+	25,200	699,300
Enzon, Inc.+	93,000	650,070
Haemonetics Corp.+	71,808	3,191,147
HealthTronics Surgical Services, Inc.+#	31,623	352,280
Hologic, Inc.+	34,109	1,645,077
Illumina, Inc.+	60,600	739,320
Integra LifeSciences Corp.+#	38,900	1,345,162
InterMune, Inc.+#	25,200	403,956
LCA-Vision, Inc.#	1,000	41,050
Life Sciences Research, Inc.+#	9,509	153,095
Lifeline Systems, Inc.+	21,400	723,748
Martek Biosciences Corp.+#	19,200	979,200
Nektar Therapeutics+#	1,900	32,452
Neurometrix, Inc.+	36,900	1,027,665
Noven Pharmaceuticals, Inc.+#	33,500	558,110
SurModics, Inc.+#	36,604	1,359,473
Thoratec Corp.+	22,900	374,873
Wright Medical Group, Inc.+	16,800	406,056

		18,262,455

Metals - 3.12%

AK Steel Holding Corp.+#	52,022	410,974
AM Castle & Co.+	21,400	325,280
Carpenter Technology Corp.	10,546	587,412
Chaparral Steel Co.+	7,746	172,891
CIRCOR International, Inc.	1,751	45,981
Cleveland-Cliffs, Inc.#	4,564	324,409
Crown Holdings, Inc.+	72,834	1,230,166
Gibraltar Industries, Inc.	18,750	401,625
Harsco Corp.	35,800	2,099,670
Lawson Products, Inc.	5,200	202,280
Material Sciences Corp.+#	23,900	363,519
Meridian Gold, Inc.+#	54,500	1,029,505
Metal Managemet, Inc.#	138,533	3,394,059
Quanex Corp.	69,859	4,297,027
RBC Bearings, Inc.+#	12,000	193,200
Reliance Steel & Aluminum Co.	41,476	1,990,848
Shiloh Industries, Inc.+	11,663	155,818
Steel Dynamics, Inc.	27,400	863,922
Steel Technologies, Inc.	62,000	1,451,420
Sun Hydraulics, Inc.#	10,360	207,096

		19,747,102

Mining - 0.01%

Lihir Gold, Ltd.+(2)	52,100	52,778

Mobile Homes - 0.01%

Winnebago Industries, Inc.#	2,200	67,034

Oil & Gas - 8.27%

Barrett Bill Corp.+#	38,300	1,293,391
Cabot Oil & Gas Corp., Class A	7,047	304,360
Cal Dive International, Inc.+#	77,420	4,835,653
Chesapeake Energy Corp.	23,400	456,300
Cimarex Energy Co.+	59,340	2,536,192
Core Laboratories NV+	16,373	521,153
Dril-Quip, Inc.+	23,800	1,000,076
Energen Corp.	63,164	2,420,444
FMC Technologies, Inc.+	54,000	2,171,340
Forest Oil Corp.+	100,423	4,514,014
Frontier Oil Corp.	100,928	3,699,011
Giant Industries, Inc.+#	4,264	210,002
Grant Prideco, Inc.+	102,100	3,763,406
Gulf Island Fabrication, Inc.	21,993	593,811
Hanover Compressor Co.+	50,700	766,077
Harvest Natural Resources, Inc.+#	71,923	732,895
Houston Exploration Co.+	11,300	665,570
Hydril Co.+	11,600	794,600
Key Energy Services, Inc.+	24,700	351,975
Lone Star Technologies, Inc.+	22,901	1,266,425
McDermott International, Inc.+	65,450	2,261,298
Noble Energy, Inc.	4,800	423,072
Remington Oil & Gas Corp.+	61,267	2,360,618
Seacor Smit, Inc.+#	48,709	3,482,693
Superior Well Services, Inc.+	2,900	63,800
Swift Energy Co.+	50,900	2,337,837
Tesoro Petroleum Corp.	27,716	1,601,985
TransMontaigne, Inc.+#	95,089	900,493
UGI Corp.	119,082	3,292,617
Veritas DGC, Inc.+	65,844	2,117,543
Vintage Petroleum, Inc.	1,150	44,195
W-H Energy Services, Inc.+	16,600	538,670

		52,321,516

Paper/Forest Products - 0.37%

Buckeye Technologies, Inc.+	58,000	508,080
Potlatch Corp.#	20,016	1,080,864
Smurfit-Stone Container Corp.+	2,000	22,080
Universal Forest Products, Inc.	13,200	718,476

		2,329,500

Pollution Control - 0.43%

Clean Harbors, Inc.+#	28,241	787,924
Synagro Technologies, Inc.#	73,000	379,600
Tetra Tech, Inc.+	49,274	777,051
Waste Connections, Inc.+	21,800	770,412

		2,714,987

Publishing - 0.49%

Consolidated Graphics, Inc.+	39,376	1,520,307
Scholastic Corp.+	42,815	1,561,463

		3,081,770

Railroads & Equipment - 0.13%

Genesee & Wyoming, Inc., Class A+	5,400	158,058
Kansas City Southern+#	32,257	648,688

		806,746

Real Estate Investment Trusts - 3.85%

Arbor Realty Trust, Inc.	6,900	196,236
Arden Realty, Inc.	23,400	892,710
Ashford Hospitality Trust, Inc.	59,500	683,655
Boykin Lodging Co.+	94,795	1,247,502
CBL & Associates Properties, Inc.	51,114	2,168,256
Cousins Properties, Inc.	51,600	1,563,996
EastGroup Properties, Inc.#	28,100	1,212,234
Equity Inns, Inc.	55,300	710,605
Equity Lifestyle Properties, Inc.	11,798	532,798
Essex Property Trust, Inc.	2,800	246,260
FelCor Lodging Trust, Inc.+	99,000	1,509,750
Gables Residential Trust	24,700	1,075,932
Getty Realty Corp.	13,100	379,376
Innkeepers USA Trust	157,142	2,467,129
Lasalle Hotel Properties	16,600	560,582
LTC Properties, Inc.	53,200	1,076,236
Meristar Hospitality Corp.+	95,490	878,508
Mission West Properties, Inc.#	19,155	205,150
National Health Investors, Inc.	46,000	1,332,620
New Century Financial Corp.	21,100	907,089
Omega Healthcare Investors, Inc.	45,600	605,568
Parkway Properties, Inc.	3,600	174,024
Reckson Associates Realty Corp.	8,400	278,460
SL Green Realty Corp.	2,585	170,946
Trizec Properties, Inc.	104,323	2,335,792
Washington Real Estate Investment Trust	30,000	930,600

		24,342,014

Retail - 3.50%

7-Eleven, Inc.+	3,428	97,149
AC Moore Arts & Crafts, Inc.+#	9,700	220,772
Barnes & Noble, Inc.+	39,660	1,497,958
Big Lots, Inc.+	25,500	301,155
Building Materials Holding Corp.#	23,287	2,176,869
Casey’s General Stores, Inc.	74,000	1,498,500
Conns, Inc.+	12,300	307,869
DSW, Inc.+	9,000	202,500
GameStop Corp.+	3,453	104,073
Hibbett Sporting Goods, Inc.+	12,137	408,289
Linens ’N Things, Inc.+	22,200	523,920
Longs Drug Stores Corp.#	63,230	2,680,952
MarineMax, Inc.+	21,900	622,179
Movie Gallery, Inc.#	82,760	1,488,852
MSC Industrial Direct Co., Inc., Class A	15,000	525,000
MWI Veterinary Supply, Inc.+	2,500	53,750
Nash Finch Co.#	48,133	2,021,586
Pacific Sunwear of California, Inc.+	71,000	1,695,480
Pantry, Inc.+	41,022	1,472,280
Priceline.com, Inc.+#	19,100	410,459
Rent-A-Center, Inc.+	39,228	792,406
Rush Enterprises, Inc.+	57,500	919,425
Select Comfort Corp.+#	18,900	365,337
ShopKo Stores, Inc.+	24,770	616,030
Sportsman’s Guide, Inc.+	1,932	48,551
Yankee Candle Co., Inc.	29,200	802,124
Zumiez, Inc.+#	8,700	286,926

		22,140,391

Retirement/Aged Care - 0.53%

Sunrise Senior Living, Inc.+#	56,400	3,349,596

Savings & Loan - 1.46%

Anchor BanCorp Wisconsin, Inc.#	1,422	43,328
Downey Financial Corp.	44,042	2,791,382
First Financial Holdings, Inc.	12,800	396,928
First Niagara Financial Group, Inc.	68,900	976,313
FirstFed Financial Corp.+	13,917	800,924
Flagstar Bancorp, Inc.	47,600	821,100
Harbor Florida Bancshares, Inc.#	37,900	1,380,318
NewAlliance Bancshares, Inc.	42,100	612,555
PFF Bancorp, Inc.	33,570	998,036
TierOne Corp.	14,100	397,902

		9,218,786

Schools - 0.12%

Corinthian Colleges, Inc.+#	31,500	399,420
Education Management Corp.+	10,400	352,248

		751,668

Semiconductors - 2.58%

ADE Corp.+	13,800	301,116
Amis Holdings, Inc.+	24,100	288,477
ATMI, Inc.+	11,300	348,379
Brooks Automation, Inc.+	36,700	521,140
Credence Systems Corp.+#	39,600	351,252
Cypress Semiconductor Corp.+#	11,200	175,056
Emulex Corp.+	104,632	2,254,820
Entegris, Inc.+	112,334	1,176,137
Exar Corp.+	37,100	579,131
IXYS Corp.+	124,000	1,285,880
Lattice Semiconductor Corp.+	81,700	362,748
Micrel, Inc.+	123,700	1,558,620
Microsemi Corp.+#	9,000	216,810
MKS Instruments, Inc.+#	89,000	1,580,640
Omnivision Technologies, Inc.+	65,400	958,764
Photronics, Inc.+	90,099	1,871,356
Power Integrations, Inc.+	26,400	583,968
Semtech Corp.+	55,000	899,250
Sigmatel, Inc.+	53,800	1,041,030

		16,354,574

Telecommunications - 2.85%

Adtran, Inc.	57,700	1,489,814
American Tower Corp., Class A+	93,082	2,219,075
Atheros Communications, Inc.+#	9,600	99,840
Comtech Telecommunications Corp.+#	106,847	3,750,330
Golden Telecom, Inc.	13,600	401,200
Netgear, Inc.+#	102,650	2,275,750
Premiere Global Services, Inc.+#	178,715	1,629,881
Price Communications Corp.+	74,940	1,251,498
RCN Corp.+	60,700	1,450,730
SBA Communcations Corp.+#	5,400	81,270
Spectralink Corp.	68,600	884,254
Symmetricom, Inc.+	73,600	638,848
Talk America Holdings, Inc.+#	62,407	572,272
Tekelec+#	9,300	183,303
Tessco Technologies, Inc.+	14,451	187,863
UbiquiTel, Inc.+	27,489	238,330
Valor Communications Group, Inc.	5,081	70,778
West Corp.+	16,457	637,544

		18,062,580

Textile - Products - 0.30%

Angelica Corp.	16,300	360,067
Culp, Inc.+	1,700	7,820
G&K Services, Inc., Class A	30,800	1,323,476
UniFirst Corp.#	5,011	196,882

		1,888,245

Therapeutics - 0.98%

Abgenix, Inc.+#	3,100	34,069
Amylin Pharmaceuticals, Inc.+#	17,500	573,125
Anadys Pharmaceuticals, Inc.+	15,400	187,880
Anika Therapeutics, Inc.+	935	11,874
AtheroGenics, Inc.+#	24,800	440,448
CV Therapeutics, Inc.+	200	5,434
Cypress Biosciences, Inc.+	60,600	833,856
Inspire Phamaceuticals, Inc.+#	41,300	369,635
Medicines Co.+	12,100	267,652
Memory Pharmaceuticals Corp.+	18,600	42,410
Neurocrine Biosciences, Inc.+#	13,500	618,300
NPS Pharmaceuticals, Inc.+#	13,400	133,598
Onyx Pharmaceuticals, Inc.+#	11,000	219,120
Theravance, Inc.+#	6,700	137,417
Trimeris, Inc.+#	19,600	225,204
United Therapeutics Corp.+	30,400	2,134,384

		6,234,406

Tobacco - 0.28%

Loews Corp. - Carolina Group#	45,421	1,753,705

Utilities - Communication - 0.39%

Cincinnati Bell, Inc.+	18,193	78,776
Commonwealth Telephone Enterprises, Inc.#	59,495	2,394,079

		2,472,855

Utilities - Electric - 1.04%

Allegheny Energy, Inc.+#	47,541	1,433,837
Black Hills Corp.	12,000	499,800
CH Energy Group, Inc.	21,400	1,029,340
Cleco Corp.	74,200	1,706,600
El Paso Electric Co.+	17,700	370,992
Pike Electric Corp.+	19,600	348,880
UniSource Energy Corp.	36,800	1,225,072

		6,614,521

Utilities - Gas, Distribution - 0.17%

Nicor, Inc.#	5,897	244,195
Northwest Natural Gas Co.	14,400	529,632
Southwest Gas Corp.	10,100	276,942

		1,050,769

Utilities - Miscellaneous - 0.20%

Danielson Holdings Corp.+	101,000	1,284,720

Water Services - 0.05%

Pico Holdings, Inc.+	10,500	322,980

Total Long-Term Investment Securities
(Cost $528,503,145)		626,997,719

SHORT-TERM INVESTMENT SECURITIES - 17.14%
Collective Investment Pool - 16.14%

Securities Lending Quality Trust (3)	$102,140,504	102,140,504

Registered Investment Companies - 0.91%

T. Rowe Price Reserve Investment Fund	5,772,697	5,772,697

Time Deposit - 0.09%

Euro Time Deposit with State Street Bank & Trust Co.:
1.25% due 09/01/05	540,000	540,000

Total Short-Term Investment Securities
(Cost $108,453,201)		108,453,201

TOTAL INVESTMENTS
(Cost $636,956,346) (4)	116.24%	735,450,920
Liabilities in excess of other assets	(16.24)%	(102,745,521)

NET ASSETS	100.00%	$632,705,399

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	Security was valued using fair value procedures at August 31, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP INDEX FUND SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Warrants/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.91%
Advertising - 0.47%

ADVO, Inc.#	21,491	$703,615
Catalina Marketing Corp.#	34,185	818,389
FTD Group, Inc.+#	9,150	102,937
Greenfield Online, Inc.+#	11,328	105,464
Marchex, Inc., Class B+#	13,606	199,736
Valassis Communications, Inc.+#	34,340	1,354,026
ValueVision Media, Inc., Class A+#	18,775	248,769
Ventiv Health, Inc.+#	18,371	417,022

		3,949,958

Aerospace/Defense - 1.36%

AAR Corp.+#	22,295	392,392
ARGON ST, Inc.+	6,019	185,265
Armor Holdings, Inc.+#	23,737	1,006,686
BE Aerospace, Inc.+#	39,180	621,395
Curtiss-Wright Corp.	14,856	959,103
DRS Technologies, Inc.#	18,779	966,180
EDO Corp.	10,882	305,675
Engineered Support Systems, Inc.#	28,471	970,861
Esterline Technologies Corp.+#	17,243	752,657
Gencorp, Inc.+#	37,429	705,537
Heico Corp.#	14,801	355,964
Herley Industries, Inc.+#	8,882	185,811
Innovative Solutions and Support, Inc.+#	9,172	154,640
Kaman Corp., Class A	15,223	365,200
Moog, Inc., Class A+	23,268	733,175
MTC Technologies, Inc.+#	6,916	236,251
Northwest Airlines Corp., Class A+#	59,898	301,287
Orbital Sciences Corp., Class A+#	38,188	457,492
Sequa Corp., Class A+#	4,334	296,879
Teledyne Technologies, Inc.+	22,879	883,816
Triumph Group, Inc.+#	10,924	428,985
United Industrial Corp.#	7,141	242,651

		11,507,902

Airlines - 0.47%

Airtran Holdings, Inc.+#	59,665	616,340
Alaska Air Group, Inc.+#	18,683	629,991
America West Holdings Corp., Class B+#	24,466	172,241
Continental Airlines, Inc., Class B+#	45,839	612,867
Delta Air Lines, Inc.+#	86,488	100,326
ExpressJet Holdings, Inc.+	30,066	285,928
Frontier Airlines, Inc.+#	24,502	265,847
MAIR Holdings, Inc.+#	8,356	74,368
Mesa Air Group, Inc.+#	20,671	163,301
SkyWest, Inc.#	39,637	939,793
World Air Holdings, Inc.+#	16,162	162,751

		4,023,753

Apparel & Products - 1.94%

Blair Corp.	1,884	75,360
Brown Shoe Co., Inc.#	12,552	449,362
Buckle, Inc.#	5,299	208,039
Cache, Inc.+#	8,474	144,990
Carter’s, Inc.+#	12,638	687,633
Casual Male Retail Group, Inc.+#	17,856	126,956
Cato Corp., Class A	21,000	407,400
Charlotte Russe Holding, Inc.+#	10,268	140,980
Charming Shoppes, Inc.+#	82,352	994,812
Cherokee, Inc.#	4,824	160,832
Children’s Place Retail Stores, Inc.+	14,450	591,149
Christopher & Banks Corp.	24,595	395,242
Deckers Outdoor Corp.+#	6,979	162,611
DHB Industries, Inc.+#	19,008	87,057
Dress Barn, Inc.+#	14,696	352,704
Finish Line, Inc., Class A#	28,928	417,142
Genesco, Inc.+#	15,515	616,101
Goody’s Family Clothing, Inc.#	12,904	89,425
Guess ?, Inc.+	11,060	239,228
Gymboree Corp.+#	21,431	329,394
Hartmarx Corp.+#	17,729	157,433
Hot Topic, Inc.+#	30,802	477,431
J. Jill Group, Inc.+#	13,847	245,369
K-Swiss, Inc., Class A#	17,142	525,231
Kellwood Co.#	19,083	467,152
Kenneth Cole Productions, Inc., Class A#	6,226	178,375
Oakley, Inc.#	16,715	292,345
Oxford Industries, Inc.#	9,600	447,840
Payless ShoeSource, Inc.+#	46,155	855,714
Perry Ellis International, Inc.+#	6,513	170,966
Phillips-Van Heusen Corp.	22,275	745,990
Russell Corp.#	22,626	411,567
Shoe Carnival, Inc.+#	5,119	83,747
Skechers U.S.A., Inc., Class A+	15,366	256,612
Stage Stores, Inc.	18,863	524,580
Stein Mart, Inc.	17,708	433,138
Steven Madden, Ltd.+#	8,932	209,455
Stride Rite Corp.	24,888	321,055
Talbots, Inc.#	15,746	483,402
Too, Inc.+	23,603	629,256
Warnaco Group, Inc.+#	31,781	794,525
Wet Seal, Inc.+#	29,404	150,254
Weyco Group, Inc.	3,974	78,884
Wolverine World Wide, Inc.	39,764	837,827

		16,454,565

Appliances/Furnishings - 0.70%

American Woodmark Corp.	7,781	291,788
Bassett Furniture Industries, Inc.	7,117	134,938
CompX International, Inc., Class A#	1,357	21,916
Ethan Allen Interiors, Inc.#	23,993	773,054
Furniture Brands International, Inc.#	33,697	643,950
Griffon Corp.+#	20,032	513,620
Haverty Furniture Cos., Inc.#	13,377	166,677

Hooker Furniture Corp.#	7,188	130,247
Interface, Inc., Class A+#	31,384	318,548
Kimball International, Inc., Class B	15,313	193,556
Knoll, Inc.#	7,564	140,237
La-Z-Boy Chair Co.#	35,855	515,953
Lancaster Colony Corp.	17,762	812,612
Maytag Corp.#	54,778	1,035,304
Stanley Furniture Co., Inc.	8,942	239,735

		5,932,135

Automotive - 1.52%

Accuride Corp.+#	7,556	112,962
Acuity Brands, Inc.	30,331	895,674
Aftermarket Technology Corp.+#	14,645	251,894
America’s Car Mart, Inc.+#	6,150	125,890
American Axle & Manufacturing Holdings, Inc.#	29,436	764,159
AO Smith Corp.#	11,547	324,933
ArvinMeritor, Inc.#	48,186	893,850
Asbury Automotive Group, Inc.+	8,895	151,749
ASV, Inc.+#	12,112	280,877
Commercial Vehicle Group, Inc.+#	9,412	195,111
Cooper Tire & Rubber Co.#	43,962	742,958
CSK Auto Corp.+#	31,031	519,769
Group 1 Automotive, Inc.+#	14,408	426,477
Hayes Lemmerz International, Inc.+#	26,026	171,772
Kaydon Corp.#	19,358	559,640
Keystone Automotive Industries, Inc.+#	10,829	327,252
Lithia Motors, Inc., Class A	10,596	314,595
Midas, Inc.+	10,997	232,037
Modine Manufacturing Co.#	23,913	840,781
Monro Muffler Brake, Inc.+	7,210	215,074
Noble International Ltd.#	5,109	119,500
Pep Boys-Manny, Moe & Jack#	37,996	496,228
R & B, Inc.+	6,824	75,746
Standard Motor Products, Inc., Class A#	10,238	105,963
Strattec Security Corp.+	2,600	134,472
Superior Industries International, Inc.#	15,238	339,045
TBC Corp.+#	15,427	411,130
Tenneco Automotive, Inc.+	29,970	543,356
Thor Industries, Inc.#	23,763	788,932
United Auto Group, Inc.	18,365	619,819
Visteon Corp.#	88,442	873,807

		12,855,452

Auto - Replacement Parts - 0.06%

Sonic Automotive, Inc., Class A	20,198	473,643
Valence Technology, Inc.+#	28,723	79,276

		552,919

Banks - 7.86%

1st Source Corp.#	8,056	191,974
ABC Bancorp#	8,147	151,127
Alabama National Bancorp#	9,357	614,661
Amcore Financial, Inc.#	14,553	449,397
Amegy Bancorp, Inc.#	48,226	1,083,638
AmericanWest Bancorp+#	7,141	163,172
Ames National Corp.#	5,788	165,363
Arrow Financial Corp.#	7,043	199,317
BancFirst Corp.	2,698	230,004
Bancorp, Inc.+	6,217	103,637
BancorpSouth, Inc.#	53,803	1,210,029
BancTrust Financial Group, Inc.	6,441	140,221
Bank Corp.+#	9,205	98,217
Bank of Granite Corp.#	9,073	180,099
Bank of The Ozarks, Inc.#	7,804	260,263
Banner Corp.	7,204	200,343
Boston Private Financial Holdings, Inc.#	19,257	511,658
Camden National Corp.	5,250	199,552
Capital City Bank Group, Inc.#	7,993	292,704
Capital Corp. of the West	6,382	205,437
Capital Crossing Bank+#	4,047	150,791
Capitol Bancorp, Ltd.#	8,563	287,374
Cardinal Financial Corp.+#	16,720	167,033
Cascade Bancorp#	11,574	242,591
Cathay General Bancorp, Inc.#	31,259	1,052,491
Center Financial Corp.#	7,664	194,819
Central Coast Bancorp+#	7,928	165,854
Central Pacific Financial Corp.#	20,863	721,443
Chemical Financial Corp.#	17,315	564,815
Citizens & Northern Corp.#	5,643	172,224
Citizens Banking Corp.#	29,674	898,825
City Bank	5,351	177,921
City Holding Co.#	12,355	453,676
CoBiz, Inc.#	10,079	183,942
Colony Bankcorp Corp.#	3,762	96,232
Columbia Bancorp#	3,801	156,981
Columbia Banking System, Inc.#	10,757	283,770
Commercial Bankshares, Inc.#	3,221	125,619
Commercial Federal Corp.	26,286	891,358
Community Bancorp.+#	3,400	116,450
Community Bank Systems, Inc.#	20,863	492,993
Community Bks., Inc.#	14,805	419,722
Community Trust Bancorp, Inc.	10,222	328,535
Corus Bankshares, Inc.#	12,845	747,451
CVB Financial Corp.#	32,353	640,589
Enterprise Financial Services Corp.+#	5,322	120,437
EuroBancshares, Inc.+#	6,347	95,459
Farmers Capital Bank Corp.#	4,186	137,091
Financial Institutions, Inc.#	6,209	102,262
First Bancorp North Carolina#	7,824	164,304
First BanCorp Puerto Rico @	47,045	868,451
First Busey Corp., Class A#	9,613	186,781
First Charter Corp.#	20,885	488,291
First Citizens BancShares, Inc., Class A	4,145	683,925
First Commonwealth Financial Corp.	48,056	660,770
First Community Bancorp	8,996	424,611

First Community Bancshares, Inc.#	6,926	203,347
First Financial Bancorp#	24,220	435,960
First Financial Bankshares, Inc.	12,642	438,045
First Financial Corp.#	9,273	268,732
First Merchants Corp.#	12,715	330,590
First Midwest Bancorp, Inc.#	31,409	1,191,657
First Oak Brook Bancshares, Inc., Class A#	4,551	138,259
First Regional Bancorp+	1,664	144,502
First Republic Bank#	14,878	535,608
First South Bancorp, Inc.#	3,333	110,622
First State Bancorp.	10,551	238,347
FNB Corp. (PA)#	38,662	700,169
FNB Corp. (VA)#	5,006	143,322
Fremont General Corp.#	44,618	1,018,183
Frontier Financial Corp.	16,926	504,564
GB&T Bancshares, Inc.#	8,713	188,549
Glacier Bancorp, Inc.#	21,461	639,109
Gold Banc Corp., Inc.#	26,916	408,047
Great Southern Bancorp, Inc.#	7,154	217,338
Greater Bay Bancorp	35,167	886,208
Greene County Bancshares, Inc.#	4,480	115,315
Hancock Holding Co.#	18,389	604,998
Hanmi Financial Corp.	27,425	503,249
Harleysville National Corp.#	18,940	425,203
Heartland Financial USA, Inc.#	7,288	142,116
Heritage Commerce Corp.+	8,156	167,606
Hudson United Bancorp#	30,759	1,299,568
Iberiabank Corp.	6,587	332,643
Independent Bank Corp. (MA)#	10,582	324,656
Independent Bank Corp. (MI)	14,534	440,089
Integra Bank Corp.#	10,543	241,962
Interchange Financial Services Corp.#	11,754	206,518
Irwin Financial Corp.#	12,513	262,773
Lakeland Bancorp, Inc.#	12,563	190,706
Lakeland Financial Corp.#	4,065	176,706
Macatawa Bank Corp.#	7,005	250,429
Main Street Banks, Inc.#	10,761	288,287
Mainsource Financial Group, Inc.#	8,135	148,138
MB Financial, Inc.	15,094	585,949
MBT Financial Corp.#	10,150	196,707
Mercantile Bank Corp.#	5,209	236,489
Mid-State Bancshares#	15,743	448,518
Midwest Banc Holdings, Inc.#	7,811	186,839
Nara Bancorp, Inc.#	12,712	177,078
National Penn Bancshares, Inc.#	23,796	627,025
NBC Capital Corp.#	4,764	113,669
NBT Bancorp, Inc.	22,280	541,404
NetBank, Inc.#	31,779	275,206
Northern Empire Bancshares+#	5,486	137,644
Old National Bancorp#	46,958	1,052,329
Old Second Bancorp, Inc.#	9,276	283,475
Omega Financial Corp.#	8,670	261,227
Oriental Financial Group, Inc.#	14,566	197,661
Pacific Capital Bancorp	31,497	987,116
Park National Corp.#	8,360	894,520
Peapack Gladstone Financial Corp.#	5,704	155,833
Pennsylvania Commerce Bancorp, Inc.+#	3,026	108,179
Peoples Bancorp, Inc.#	6,436	180,852
Pinnacle Financial Partners, Inc.+	4,998	126,150
Placer Sierra Bancshares	4,611	123,252
Preferred Bank	2,841	115,941
Premierwest Bancorp+#	9,469	133,513
PrivateBancorp, Inc.#	11,381	390,937
Prosperity Bancshares, Inc.#	14,700	429,534
Provident Bankshares Corp.#	22,655	773,668
R&G Financial Corp., Class B#	19,135	289,513
Renasant Corp.	7,138	222,206
Republic Bancorp, Inc. (Central) #	48,151	706,857
Republic Bancorp, Inc. (Southern) Class A	4,936	111,702
Royal Bancshares of Pennsylvania, Inc., Class A#	3,118	72,119
S&T Bancorp, Inc.#	18,272	696,711
Sandy Spring Bancorp, Inc.	10,069	346,374
Santander BanCorp#	3,654	94,785
SCBT Financial Corp.#	5,536	177,207
Seacoast Banking Corp. of Florida#	8,717	192,559
Security Bank Corp.#	6,586	162,938
Sierra Bancorp#	3,722	88,211
Signature Bank+#	8,070	242,019
Simmons First National Corp., Class A#	9,879	274,142
Southside Bancshares, Inc.#	6,736	135,461
Southwest Bancorp, Inc.	9,351	216,102
State Bancorp, Inc.#	6,754	129,812
State Financial Services Corp., Class A	3,962	154,359
Sterling Bancorp#	12,610	279,438
Sterling Bancshares, Inc.#	31,096	466,129
Sterling Financial Corp. (PA)	17,568	373,496
Suffolk Bancorp#	7,306	224,148
Summit Bancshares, Inc.#	7,068	128,638
Summit Financial Group, Inc.#	3,527	95,864
Sun Bancorp, Inc. (NJ)+	7,738	166,367
Susquehanna Bancshares, Inc.	32,063	807,988
SVB Financial Group+#	24,391	1,147,353
SY Bancorp, Inc.#	8,268	198,349
Taylor Capital Group, Inc.#	2,787	109,390
Texas Capital Bancshares, Inc.+	15,353	336,845
Texas Regional Bancshares, Inc., Class A	28,293	837,756
Tompkins Trustco, Inc.#	4,357	184,388
TriCo Bancshares#	8,323	191,429
TrustCo Bank Corp. NY#	51,717	687,836
Trustmark Corp.#	32,500	895,700
U.S.B. Holding Co., Inc.#	7,565	179,366
UCBH Holdings, Inc.#	62,885	1,199,217
UMB Financial Corp.#	10,734	706,834
Umpqua Holdings Corp.#	30,552	743,941
Union Bankshares Corp.#	6,017	260,656
United Bankshares, Inc #	25,719	910,453
United Community Banks, Inc.#	21,714	594,964
United Security Bancshares#	3,971	113,293
Univest Corp.#	7,891	207,139
Unizan Financial Corp.	15,189	399,471

Vineyard National Bancorp Co.#	5,364	160,169
Virginia Commerce Bancorp+#	6,278	168,313
Virginia Financial Group, Inc.#	4,924	169,632
W Holding Co., Inc.#	75,088	741,869
Washington Trust Bancorp, Inc.#	8,145	232,132
WesBanco, Inc.#	15,606	475,827
West Bancorp.#	11,480	210,543
West Coast Bancorp.#	10,173	263,379
Westamerica Bancorp.	22,541	1,176,866
Western Sierra Bancorp.+#	4,568	158,875
Wilshire Bancorp, Inc.#	10,604	155,030
Wintrust Financial Corp.	16,132	831,443
Yardville National Bancorp.#	5,878	209,257

		66,632,389

Beverages - 0.16%

Boston Beer Co., Inc., Class A+	6,639	156,017
Coca-Cola Bottling Co. Cons.	3,197	156,333
Farmer Brothers Co.#	4,629	96,931
Green Mountain Coffee, Inc.+#	3,035	117,879
Hansen Natural Corp.+#	10,256	509,211
National Beverage Corp.+	5,184	39,761
Peet’s Coffee & Tea, Inc.+#	9,380	293,313

		1,369,445

Broadcasting - 0.91%

4Kids Entertainment, Inc.+#	9,161	157,752
Beasley Broadcast Group, Inc., Class A+#	5,114	74,562
Charter Communications, Inc., Class A+#	188,971	281,567
Citadel Broadcasting Corp.+#	30,135	406,823
Cox Radio, Inc., Class A+	26,393	408,828
Crown Media Holdings, Inc., Class A+#	10,058	110,336
Cumulus Media, Inc., Class A+#	39,196	500,533
Emmis Communications Corp., Class A+#	21,978	526,593
Entercom Communications Corp.+	24,776	828,757
Fisher Communications, Inc.+	4,545	219,387
Gray Television, Inc.	29,720	365,556
Insight Communications, Inc., Class A+	34,492	400,797
Liberty Corp.#	10,602	508,790
Lin TV Corp., Class A+#	18,646	281,741
Lodgenet Entertainment Corp.+#	11,126	168,003
Mediacom Communications Corp., Class A+#	42,398	309,505
Outdoor Channel Holdings, Inc.+#	5,191	68,988
Pegasus Solutions, Inc.+#	14,232	139,474
Radio One, Inc., Class D+#	57,491	803,724
Regent Communications, Inc.+#	26,265	148,135
Saga Communications, Inc., Class A+	11,772	170,929
Salem Communications Corp., Class A+	8,173	151,609
Sinclair Broadcast Group, Inc., Class A	30,230	283,860
Spanish Broadcasting System, Inc., Class A+#	26,493	204,526
World Wrestling Entertainment, Inc., Class A#	14,005	176,883

		7,697,658

Building Materials - 1.56%

Ameron International Corp.#	5,822	247,202
Apogee Enterprises, Inc.#	19,108	306,874
Barnes Group, Inc.#	11,981	413,345
Beacon Roofing Supply, Inc.+	11,346	368,745
Comfort Systems USA, Inc.+	27,104	223,066
Drew Industries, Inc.+#	5,213	233,803
Eagle Materials, Inc.#	12,607	1,420,052
Elkcorp#	13,858	493,345
Genlyte Group, Inc.+#	16,480	810,981
Huttig Building Products, Inc.+	9,659	87,317
Infrasource Services, Inc.+#	8,871	133,065
Interline Brands, Inc.+	8,583	171,059
Lennox International, Inc.	34,171	833,431
LSI Industries, Inc.#	13,604	208,685
Matthews International Corp., Class A#	21,960	878,400
Mestek, Inc.+#	2,045	24,336
NCI Building Systems, Inc.+	14,300	539,110
Perini Corp.+(3)#	13,260	257,111
Shaw Group, Inc.+	53,325	1,125,158
Simpson Manufacturing Co., Inc.	24,938	928,442
Texas Industries, Inc.	15,588	932,318
Trex Co., Inc.+#	7,919	190,927
Watsco, Inc.	14,747	719,064
York International Corp.#	28,861	1,656,044

		13,201,880

Chemical - 1.43%

American Vanguard Corp.#	7,293	145,860
Arch Chemicals, Inc.#	16,244	402,201
Balchem Corp.	5,291	163,492
Cabot Microelectronics Corp.+#	16,973	505,965
Ferro Corp.#	28,801	546,643
Georgia Gulf Corp.#	23,444	654,088
H.B. Fuller Co.#	19,794	649,441
Hercules, Inc.+#	77,634	989,833
Hexcel Corp.+#	32,200	626,290
Kronos Worldwide, Inc.	2,422	73,798
MacDermid, Inc.#	20,835	616,716
Minerals Technologies, Inc.#	14,100	859,395
Newmarket Corp.+#	11,694	193,886
NL Industries, Inc.#	5,406	76,603
Octel Corp.#	8,568	147,198
Olin Corp.#	48,918	913,788
OM Group, Inc.+#	19,575	381,321
Pioneer Cos., Inc.+	7,756	171,563
PolyOne Corp.+	63,126	428,626
Schulman (A), Inc.#	21,074	383,758
Sensient Technologies Corp.	32,470	609,462
Spartech Corp.#	22,137	423,924
Stepan Co.#	3,623	94,560
Symyx Technologies, Inc.+#	22,413	627,340
UAP Holding Corp.#	22,989	394,491
W.R. Grace & Co.+#	45,985	485,142

WD-40 Co.#	11,459	330,478
Westlake Chemical Corp.	9,246	254,265

		12,150,127

Coal - 0.19%

Alpha Natural Resources, Inc.+#	20,268	604,594
Foundation Coal Holdings, Inc.#	16,318	581,737
James River Coal Co.+	9,008	446,527

		1,632,858

Commercial Services - 3.75%

1-800 Contacts, Inc.+#	5,881	104,799
1-800-FLOWERS.COM, Inc., Class A+	17,437	121,187
ABM Industries, Inc.#	27,138	538,147
ACE Cash Express, Inc.+	7,811	172,467
Administaff, Inc.#	13,511	485,991
Advance America Cash Advance Centers, Inc.#	46,914	670,870
Advisory Board Co.+#	13,194	689,123
Arbitron, Inc.#	21,594	906,948
BearingPoint, Inc.+#	126,109	1,031,572
Blount International, Inc.+#	20,490	368,820
BlueLinx Holdings, Inc.#	6,680	75,350
Central European Distribution Corp.+#	9,404	392,617
Central Parking Corp.#	13,792	219,155
Cenveo, Inc.+#	33,725	325,109
Ceradyne, Inc.+#	16,839	531,776
Chemed Corp.	17,385	703,397
Clark, Inc.#	11,117	180,762
Corrections Corp. of America+#	26,915	1,065,834
CoStar Group, Inc.+#	11,178	522,683
CRA International, Inc.+#	7,628	358,440
DiamondCluster International, Inc., Class A+#	20,407	205,703
Dycom Industries, Inc.+#	33,553	594,559
Electro Rent Corp.+	12,335	166,152
Euronet Worldwide, Inc.+#	21,354	598,339
Exponent, Inc.+	5,483	164,490
First Advantage Corp., Class A+#	2,360	59,614
Flanders Corp.+#	9,022	96,806
Freightcar America, Inc.+#	5,754	220,091
FTI Consulting, Inc.+#	29,643	738,111
Geo Group, Inc.+	6,990	195,021
Greg Manning Auctions, Inc.+#	4,133	61,788
Greif Brothers Corp., Class A	10,597	623,633
Healthcare Services Group, Inc.#	18,285	337,358
Huron Consulting Group, Inc.+#	4,582	114,779
Landauer, Inc.#	6,159	317,189
LECG Corp.+#	10,120	233,064
LKQ Corp.+#	9,689	303,072
Maritrans, Inc.#	5,848	171,463
Maximus, Inc.	13,167	495,869
McGrath Rent Corp.#	14,142	348,600
Mobile Mini, Inc.+#	10,163	426,033
Moneygram International, Inc.	59,358	1,232,272
Morningstar, Inc.+	5,844	177,774
Navigant Consulting, Inc.+#	33,679	651,352
Odyssey Marine Exploration, Inc.+#	24,507	99,008
Pacer International, Inc.+#	25,672	673,633
Parexel International Corp.+#	17,939	347,658
PHH Corp.+#	36,132	1,092,632
Plexus Corp.+	29,801	509,001
PRA International, Inc.+	7,721	226,997
Pre-Paid Legal Services, Inc.#	6,716	271,931
PRG-Shultz International, Inc.+#	28,435	92,982
Providence Service Corp.+#	6,490	191,390
Quanta Services, Inc.+#	80,193	962,316
Raven Industries, Inc.#	10,743	279,318
Rent-Way, Inc.+#	18,041	133,503
Rollins, Inc.#	19,771	388,698
Senomyx, Inc.+#	14,471	252,519
SFBC International, Inc.+#	12,563	510,937
Silgan Holdings, Inc.	7,653	460,864
Sotheby’s Holdings, Inc., Class A+	28,052	487,824
Source Interlink Cos., Inc.+#	22,683	279,001
Sourcecorp, Inc.+	10,768	220,636
Stamps.com, Inc.+	11,136	193,210
Startek, Inc.#	7,692	103,150
Stewart Information Services Corp.	11,736	564,150
TeleTech Holdings, Inc.+#	24,506	207,811
TNS, Inc.+	8,953	202,159
United Rentals, Inc.+#	46,280	835,354
URS Corp.+#	28,055	1,057,112
Vertrue, Inc.+#	5,233	180,696
Viad Corp.	15,305	444,916
Volt Information Sciences, Inc.+#	5,529	125,508
Washington Group International, Inc.+	17,892	945,413
Watson Wyatt & Co. Holdings, Class A#	22,476	612,921
Wireless Facilities, Inc.+#	38,618	216,647
Wright Express Corp.+	27,620	607,640

		31,775,714

Conglomerates - 0.12%

Trinity Industries, Inc.#	28,240	1,057,023

Consumer Service - 0.06%

Advanta Corp., Class B#	13,054	376,608
COMSYS IT Partners, Inc.+#	8,673	98,005

		474,613

Drugs - 1.72%

Acadia Pharmaceuticals, Inc.+#	11,218	107,356
Adolor Corp.+#	26,865	256,829
Alkermes, Inc.+#	62,086	1,165,975
Alpharma, Inc., Class A#	27,236	725,022
Antigenics, Inc.+#	19,824	108,834
Array Biopharma, Inc.+#	21,626	142,732
AVANIR Pharmaceuticals, Class A+#	73,925	272,783
Bentley Pharmaceuticals, Inc.+#	12,544	143,629

BioScrip, Inc.+#	25,388	160,452
Caraco Pharmaceutical Laboratories, Ltd.+#	6,613	59,186
CNS, Inc.	9,729	255,970
Cubist Pharmaceuticals, Inc.+#	36,587	661,127
Dendreon Corp.+#	40,711	236,124
Durect Corp., Inc.+#	24,772	147,393
DUSA Pharmaceuticals, Inc.+#	11,630	125,022
First Horizon Pharmaceutical Corp.+#	18,982	392,358
Hi-Tech Pharmacal Co., Inc.+#	3,529	86,884
I-Flow Corp.+#	13,704	196,515
Idenix Pharmaceuticals, Inc.+#	8,573	182,348
ImmunoGen, Inc.+	28,186	178,981
Isis Pharmaceuticals, Inc.+#	39,540	199,677
K-V Pharmaceutical Co., Class A+#	24,677	420,990
Ligand Pharmaceuticals, Inc., Class B+#	50,815	398,898
Mannatech, Inc.#	10,834	134,775
Medicis Pharmaceutical Corp., Class A	37,297	1,268,471
Nastech Pharmaceutical, Inc.+#	12,352	175,769
Natures Sunshine Products, Inc.#	7,701	166,342
NBTY, Inc.+	38,235	836,964
NeoPharm, Inc.+	11,815	158,912
Neurogen Corp.+#	15,617	104,634
New River Pharmaceuticals, Inc.+#	4,168	179,599
OSI Pharmaceuticals, Inc.+	1,002	53
Pain Therapeutics, Inc.+#	19,196	118,055
Par Pharmaceutical Cos., Inc.+#	23,501	568,019
Penwest Pharmaceuticals Co.+#	14,933	218,470
Perrigo Co.#	57,724	827,185
Pharmion Corp.+#	16,865	419,095
Priority Healthcare Corp., Class B+#	24,112	672,484
Rigel Pharmaceuticals, Inc.+	16,208	326,267
Salix Pharmaceuticals, Ltd.+#	25,196	513,494
Star Scientific, Inc.+#	24,844	95,153
SuperGen, Inc.+#	35,175	237,783
Tanox, Inc.+#	16,819	221,843
USANA Health Sciences, Inc.+#	7,077	368,004
Zymogenetics, Inc.+#	18,476	311,136

		14,547,592

Electronic Instruments - 0.03%

LoJack Corp.+	11,629	245,256

Electronics/Electrical Equipment - 4.22%

Advanced Energy Industries, Inc.+#	14,627	174,354
American Science & Engineering, Inc.+#	5,622	355,591
American Superconductor Corp.+#	21,955	223,941
Analogic Corp.#	9,421	469,637
Artesyn Technologies, Inc.+#	25,769	236,559
Avista Corp.	33,337	648,071
Badger Meter, Inc.	3,860	169,068
BEI Technologies, Inc.	8,018	279,748
Bel Fuse, Inc., Class B#	7,889	253,789
Belden CDT, Inc.#	32,380	694,551
Benchmark Electronics, Inc.+	28,647	833,914
C&D Technologies, Inc.	17,421	177,868
C-COR.net Corp.+#	32,807	245,724
Checkpoint Systems, Inc.+#	26,007	568,253
China Energy Savings Technology, Inc.+#	916	6,394
Cogent, Inc.+#	16,445	442,042
Coherent, Inc.+	21,162	672,740
Color Kinetics, Inc.+#	8,969	138,033
Commscope, Inc.+#	37,481	700,895
CTS Corp.#	25,263	314,272
Cubic Corp.#	10,688	197,194
Cymer, Inc.+#	24,934	835,289
Daktronics, Inc.#	10,306	225,392
Dionex Corp.+#	13,947	735,007
DSP Group, Inc.+	19,470	495,901
Electro Scientific Industries, Inc.+#	19,626	435,305
Emcor Group, Inc.+#	10,552	581,837
Encore Wire Corp.+#	10,990	154,959
Energy Conversion Devices, Inc.+#	15,876	551,056
EnerSys+#	31,619	437,923
ESCO Technologies, Inc.+	8,734	905,541
Excel Technology, Inc.+	8,285	206,214
Fargo Electronics, Inc.+	8,685	158,067
Faro Technologies, Inc.+#	7,787	160,879
FEI Co.+#	16,416	343,587
FuelCell Energy, Inc.+#	33,119	377,225
General Cable Corp.+#	27,177	426,407
Global Imaging Systems, Inc.+#	16,131	533,130
Graftech International, Ltd.+#	67,081	398,461
Greatbatch, Inc.+#	14,833	370,825
Harmonic, Inc.+#	50,243	296,434
Hypercom Corp.+	36,148	229,540
Identix, Inc.+#	61,118	301,312
InterDigital Communications Corp.+	36,734	653,131
Intermagnetics General Corp.+#	19,287	563,373
International DisplayWorks, Inc.+#	21,640	142,824
Ionatron, Inc.+#	16,590	136,867
Itron, Inc.+	15,987	739,718
Keithley Instruments, Inc.	8,783	126,914
Kemet Corp.+#	59,450	482,734
LaBarge, Inc.+#	6,925	91,271
Lecroy Corp.+#	8,481	125,604
Littelfuse, Inc.+	15,403	428,511
Magma Design Automation, Inc.+#	24,134	213,586
Measurement Specialties, Inc.+#	8,121	183,291
Medis Technologies, Ltd.+#	10,209	165,896
Methode Electronics, Inc., Class A	24,999	307,988
Metrologic Instruments, Inc.+#	8,112	135,876
Microtune, Inc.+#	35,740	219,086
MIPS Technologies, Inc., Class A+#	29,171	182,902
Molecular Devices Corp.+#	11,631	242,623

Multi-Fineline Electronix, Inc.+#	5,522	141,087
Netlogic Microsystems, Inc.+#	7,198	148,783
Newport Corp.+#	27,431	365,930
Oplink Communications, Inc.+#	70,632	111,599
Optical Communication Products, Inc., Class A+#	10,322	18,270
OSI Systems, Inc.+#	10,337	172,318
Park Electrochemical Corp.	13,732	331,628
Paxar Corp.+#	24,119	453,678
Photon Dynamics, Inc.+#	11,625	226,687
Pixelworks, Inc.+#	31,958	235,530
PMC-Sierra, Inc.+#	123,975	1,051,308
Polycom, Inc.+#	67,365	1,199,771
Powell Industries, Inc.+	4,644	102,679
Power-One, Inc.+#	51,259	248,094
Rofin-Sinar Technologies, Inc.+	10,373	374,984
Rogers Corp.+#	11,297	441,374
ScanSource, Inc.+#	8,704	388,721
Silicon Image, Inc.+#	54,332	561,250
Silicon Laboratories, Inc.+#	29,372	911,413
Sonic Solutions+#	16,687	329,735
Spatialigh, Inc.+#	19,951	97,560
Standard Microsystems Corp.+	14,328	373,244
Standex International Corp.#	8,491	226,200
Superior Essex, Inc.+	11,765	221,653
Sypris Solutions, Inc.#	6,129	73,548
Taser International, Inc.+#	41,999	363,291
Technitrol, Inc.	27,815	408,046
TRM Corp.+#	7,433	115,657
TTM Technologies, Inc.+	28,357	219,483
Ultralife Batteries, Inc.+#	9,907	131,169
Universal Display Corp.+#	16,154	211,456
Universal Electronics, Inc.+	9,311	162,198
Varian, Inc.+	23,476	835,746
Vicor Corp.#	13,179	210,205
Viisage Technology, Inc.+#	22,297	96,323
Watts Water Technologies, Inc., Class A#	17,188	581,986
Wesco International, Inc.+	22,050	765,135
Woodward Governor Co.	6,762	551,441
X-Rite, Inc.#	14,534	182,983

		35,747,287

Fertilizers - 0.13%

Delta & Pine Land Co.	24,519	628,422
Terra Industries, Inc.+#	63,872	466,266

		1,094,688

Finance Companies - 0.55%

Accredited Home Lenders Holding Co.+#	12,095	484,526
Ares Capital Corp.#	15,924	283,288
Capital Southwest Corp.#	1,898	155,636
Charter Municipal Mtg. Acceptance Co.	27,726	611,358
Chittenden Corp.	31,893	859,835
Delta Financial Corp.#	7,426	66,908
E-Loan, Inc.+	37,710	155,365
Federal Agricultural Mtg. Corp., Class C#	7,534	175,994
Financial Federal Corp.#	11,973	467,546
Metris Cos., Inc.+#	39,990	584,654
Portfolio Recovery Associates, Inc.+#	10,708	427,999
United PanAm Financial Corp.+	3,426	94,695
World Acceptance Corp.+#	13,054	334,052

		4,701,856

Financial Services - 1.71%

Apollo Investment Corp.#	42,813	823,294
Archipelago Holdings, Inc.+#	20,283	770,551
Asset Acceptance Capital Corp.+#	6,140	177,262
Asta Funding, Inc.#	7,104	219,443
Bankrate, Inc.+#	6,516	154,690
BKF Capital Group, Inc.#	4,673	151,312
Calamos Asset Management, Inc., Class A	15,808	425,867
CBIZ, Inc,+#	41,798	193,943
Cohen & Steers, Inc.#	5,765	118,182
Coinstar, Inc.+#	17,458	335,019
Collegiate Funding Servies, LLC+#	10,133	150,880
CompuCredit Corp.+#	14,267	597,217
Doral Financial Corp.#	59,192	848,813
Encore Capital Group, Inc.+#	10,097	179,928
eSpeed, Inc., Class A+#	14,389	110,076
GAMCO Investors, Inc.#	4,906	220,083
GFI Group, Inc.+#	4,028	133,246
Greenhill & Co., Inc.#	8,224	330,769
Harris & Harris Group, Inc.+#	11,856	136,344
International Securities Exchange, Inc.+#	7,763	169,622
Investment Technology Group, Inc.+	27,248	747,958
iPayment, Inc.+	8,432	327,583
Jackson Hewitt Tax Service, Inc.#	25,861	661,783
Knight Capital Group, Inc.+#	73,814	621,514
LaBranche & Co., Inc.+	37,084	318,181
MarketAxess Holdings, Inc.+#	15,834	177,182
Marlin Business Services, Inc.+#	4,424	101,752
MCG Capital Corp.#	32,541	592,897
Nasdaq Stock Market, Inc.+#	30,676	720,886
National Financial Partners Corp.	24,240	1,064,136
NCO Group, Inc.+	22,055	462,714
optionsXpress Holdings, Inc.#	14,171	243,033
Piper Jaffray Cos.+	14,116	430,397
QC Holdings, Inc.+#	5,079	65,621
Resource America, Inc.	10,930	202,642
Sanders Morris Haris Group, Inc.#	8,722	147,663
Stifel Financial Corp.+	5,781	148,283
SWS Group, Inc.	10,556	171,957
Waddell & Reed Financial, Inc., Class A#	52,323	1,014,020

		14,466,743

Foods - 1.21%

Alico, Inc.+#	2,619	136,162
American Italian Pasta Co., Class A#	12,670	139,750
Andersons, Inc.	4,567	137,284
Arden Group, Inc.#	913	66,192
Chiquita Brands International, Inc.	28,664	722,333
Corn Products International, Inc.	51,677	1,163,766
Flowers Foods, Inc.	34,457	938,264
Gold Kist, Inc.+#	35,399	654,174
Hain Celestial Group, Inc.+#	20,076	378,834
J&J Snack Foods Corp.#	4,303	258,008
John B. Sanfilippo & Son, Inc.+#	5,417	98,048
Lance, Inc.#	20,501	348,517
M & F Worldwide Corp.+	7,390	109,372
Maui Land & Pineapple Co., Inc.+#	2,341	80,015
Performance Food Group Co.+#	32,281	999,743
Provide Commerce, Inc.+#	5,493	140,181
Ralcorp Holdings, Inc.#	20,375	903,631
Sanderson Farms, Inc.#	12,299	454,202
Seabord Corp.#	243	312,012
Spartan Stores, Inc.+	14,292	146,350
Tejon Ranch Co.+#	5,973	305,579
Tootsie Roll Industries, Inc.#	17,173	547,132
United Natural Foods, Inc.+#	28,086	954,924
Wild Oats Markets, Inc.+#	19,644	237,496

		10,231,969

Freight - 1.11%

ABX Air, Inc.+#	40,050	326,408
Amerco, Inc.+#	7,051	422,002
Arkansas Best Corp.#	17,426	586,733
Covenant Transport, Inc., Class A+	5,798	72,881
Dynamex, Inc.+#	7,963	143,334
EGL, Inc.+#	29,074	729,467
Forward Air Corp.#	22,211	783,604
GATX Corp.#	30,241	1,225,668
Gulfmark Offshore, Inc.+#	10,190	303,560
Heartland Express, Inc.	31,239	622,281
Interpool, Inc.	5,604	106,980
Kirby Corp.+#	14,972	703,684
Knight Transportation, Inc.#	26,194	620,536
Marten Transport, Ltd.+	6,817	167,698
Navarre Corp.+#	17,606	125,179
Nuco2, Inc.+#	7,374	184,645
Offshore Logistics, Inc.+	16,025	580,265
Old Dominion Freight Lines, Inc.+#	12,909	412,830
P.A.M. Transportation Services, Inc.+#	4,271	72,180
SCS Transportation, Inc.+	10,427	167,353
Sirva, Inc.+	16,126	162,711
Universal Truckload Services, Inc.+	3,832	66,255
US Xpress Enterprises, Inc., Class A+#	6,917	91,097
USA Truck, Inc.+	3,536	85,112
Werner Enterprises, Inc.#	35,151	627,445

		9,389,908

Funeral Services - 0.11%

Alderwoods Group, Inc.+#	27,556	443,376
Stewart Enterprises, Inc., Class A	73,060	507,036

		950,412

Gas & Pipeline Utilities - 0.02%

Cascade Natural Gas Corp.#	7,808	163,265

Hardware & Tools - 0.13%

Earle M Jorgensen Co.+	12,471	127,454
Lincoln Electric Holdings, Inc.#	25,219	950,252

		1,077,706

Healthcare - 2.40%

Alliance Imaging, Inc.+#	9,475	87,454
Allied Healthcare International, Inc.+#	20,890	109,464
Amedisys, Inc.+#	10,632	415,924
America Service Group, Inc.+#	7,473	128,835
American Dental Partners, Inc.+#	5,476	167,730
American Healthways, Inc.+#	22,795	996,141
American Medical Systems Holdings, Inc.+#	47,469	973,114
Apria Healthcare Group, Inc.+#	33,703	1,153,654
Bruker BioSciences Corp.+	25,704	112,069
Caliper Life Sciences, Inc.+#	18,830	123,525
Candela Corp.+	15,522	153,823
Corvel Corp.+	4,250	100,598
Encore Medical Corp.+#	27,705	153,209
Genesis HealthCare Corp.+#	13,623	546,282
Gentiva Health Services, Inc.+	16,043	303,854
HealthExtras, Inc.+#	14,678	304,568
Hooper Holmes, Inc.	44,847	189,254
Horizon Health Corp.+	7,235	180,875
Intuitive Surgical, Inc.+#	23,881	1,776,746
Invacare Corp.#	20,962	872,019
Inverness Medical Innovations, Inc.+#	11,757	335,074
Kindred Healthcare, Inc.+#	19,571	598,873
LabOne, Inc.+#	12,001	518,803
Magellan Health Services, Inc.+	18,515	656,357
Matria Healthcare, Inc.+	11,062	400,997
Medcath Corp.+	5,034	124,894
Mentor Corp.#	22,141	1,164,617
Micro Therapeutics, Inc.+#	7,356	42,959
Molina Healthcare, Inc.+#	7,607	207,139
National Healthcare Corp.#	4,322	156,672
OCA, Inc.+#	25,225	32,793
Odyssey Healthcare, Inc.+#	23,710	395,957
Option Care, Inc.#	14,883	201,218
PainCare Holdings, Inc.+#	29,707	118,531
PolyMedica Corp.#	19,068	681,681

Psychiatric Solutions, Inc.+#	14,096	673,789
Radiation Therapy Services, Inc.+#	7,604	204,243
RehabCare Group, Inc.+	11,510	258,630
Res-Care, Inc.+	13,884	208,954
Somanetics Corp.+#	6,994	154,428
Steris Corp.	47,627	1,187,817
Sybron Dental Specialties, Inc.+#	27,556	1,068,346
Symbion, Inc.+#	11,906	318,724
Thermogenesis Corp.+#	31,513	170,485
Tiens Biotech Group USA, Inc.+#	2,843	11,941
U.S. Physical Therapy, Inc.+	8,169	154,231
United Surgical Partners International, Inc.+#	29,721	1,138,612
VistaCare, Inc., Class A+#	7,580	130,224
Vital Signs, Inc.	3,779	169,942
Vnus Medical Technologies, Inc.+#	3,542	36,128

		20,372,197

Heavy Duty Trucks/Parts - 0.22%

Bandag, Inc.#	7,736	334,968
Cascade Corp.	8,405	381,419
Federal Signal Corp.#	33,259	568,729
Titan International, Inc.#	8,921	121,861
Wabash National Corp.#	21,389	445,319

		1,852,296

Home Builders - 0.32%

Brookfield Homes Corp.	10,073	515,738
Comstock Homebuilding Cos., Inc.+#	3,517	74,912
Levitt Corp., Class A#	11,291	281,259
M/I Schottenstein Homes, Inc.#	8,535	480,947
Orleans Homebuilders, Inc.#	2,827	64,088
Technical Olympic USA, Inc.#	10,253	298,978
WCI Communities, Inc+#	23,859	719,826
William Lyon Homes, Inc.+#	1,694	254,354

		2,690,102

Hospital Management - 0.32%

Amsurg Corp.+#	20,276	564,484
Beverly Enterprises, Inc.+#	75,253	944,425
Pediatrix Medical Group, Inc.+#	15,740	1,166,806

		2,675,715

Hospital Supplies - 0.83%

Aaon, Inc.+#	6,033	109,318
Abiomed, Inc.+#	13,068	130,941
Advanced Neuromodulation Systems, Inc.+#	13,632	701,912
Align Technology, Inc.+#	42,243	287,675
Arrow International, Inc.#	14,544	430,502
ArthroCare Corp.+#	16,662	605,997
CONMED Corp.+	20,191	590,789
Datascope Corp.	8,043	260,191
Diagnostic Products Corp.	15,694	847,476
ICU Medical, Inc.+#	9,504	288,636
Kensey Nash Corp.+#	6,425	194,678
Meridian Bioscience, Inc.	7,687	196,019
Merit Medical Systems, Inc.+	18,273	319,229
NuVasive, Inc.+#	10,500	199,710
Owens & Minor, Inc.	27,288	782,074
PSS World Medical, Inc.+#	44,427	643,747
SonoSite, Inc.+#	10,591	379,158
Young Innovations, Inc.#	3,262	113,876

		7,081,928

Household Products - 0.74%

Chattem, Inc.+#	12,225	473,597
CSS Industries, Inc.#	4,061	146,602
Digital Theater Systems, Inc.+	11,893	217,999
Elizabeth Arden, Inc.+#	17,485	388,517
Intermediate Parfums, Inc.#	2,995	55,437
Jacuzzi Brands, Inc.+#	52,714	433,836
Jarden Corp.+#	30,118	1,195,383
John H. Harland Co.#	18,877	791,890
Libbey, Inc.#	9,516	167,577
Lifetime Brands, Inc.	4,945	109,334
National Presto Industries, Inc.	3,251	144,962
Parlux Fragrances, Inc.+#	4,286	134,452
Playtex Products, Inc.+#	27,794	300,731
Prestige Brands Holdings, Inc.+#	19,245	247,683
Revlon, Inc., Class A+	99,723	353,019
Russ Berrie and Co., Inc.#	8,086	135,441
Tupperware Corp.#	36,487	799,795
Water Pik Technologies, Inc.+	8,369	164,869

		6,261,124

Human Resources - 0.69%

AMN Healthcare Services, Inc.+	7,942	122,783
CDI Corp.#	8,598	231,716
Cross Country Healthcare, Inc.+	22,156	429,826
Gevity HR, Inc.#	19,012	423,968
Heidrick & Struggles International, Inc.+#	13,407	442,699
Hudson Highland Group, Inc.+#	16,507	414,986
Kelly Services, Inc., Class A	12,594	368,123
Kforce, Inc.+#	22,092	223,129
Korn/Ferry International+#	23,474	465,255
Labor Ready, Inc.+#	29,442	668,922
MPS Group, Inc.+#	71,250	788,025
Resources Connection, Inc.+	32,706	948,474
Spherion Corp.+#	42,373	312,289

		5,840,195

Information Processing - 0.07%

Trident Microsystems, Inc.+#	17,394	610,877

Information Processing - Computer Services - 0.07%

CMG Information Services, Inc.+#	331,524	560,276

Information Processing - Consumer Software - 0.05%

RealNetworks, Inc.+	79,162	426,683

Information Processing - Hardware - 1.20%

Advanced Digital Information Corp.+#	43,869	391,750
Avocent Corp.+#	34,134	1,137,345
Bell Microproducts, Inc.+#	19,912	201,708
Dot Hill Systems Corp.+#	30,107	176,126
Electronics Boutique Holdings Corp.+#	8,049	515,941
Electronics for Imaging, Inc.+#	37,196	736,481
Gateway, Inc.+#	177,340	539,114
Hutchinson Technology, Inc.+#	17,362	458,357
Imation Corp.	23,119	973,541
Komag, Inc.+#	19,906	664,064
Lexar Media, Inc.+#	54,801	343,054
Maxtor Corp.+#	174,037	845,820
Mercury Computer Systems, Inc.+#	14,393	376,089
Mobility Electronics, Inc.+#	18,443	201,951
Palm, Inc.+#	28,715	981,479
PAR Technology Corp.+	2,771	69,164
Quantum Corp.+#	126,054	361,775
Radiant Systems, Inc.+#	15,761	186,137
Rimage Corp.+#	6,514	157,248
Silicon Storage Technology, Inc.+#	60,371	293,403
Stratasys, Inc.+#	7,178	203,353
Synaptics, Inc.+#	16,056	264,924
Virage Logic Corp.+#	9,363	72,095

		10,150,919

Information Processing - Services - 4.27%

3Com Corp.+#	263,701	896,583
3D Systems Corp.+#	8,351	187,897
Adaptec, Inc.+#	76,689	254,607
Aeroflex, Inc.+#	51,283	476,419
Agilysys, Inc.#	20,907	375,281
Anixter International, Inc.+#	21,937	837,555
Ansoft Corp.+	4,442	116,780
Anteon International Corp.+#	19,020	873,969
Applied Digital Solutions, Inc.+#	42,897	132,123
aQuantive, Inc.+#	38,936	703,184
Arbinet Holdings, Inc.+#	4,551	29,308
Ariba, Inc.+#	45,441	269,920
AsiaInfo Holdings, Inc.+#	25,533	128,431
Audible, Inc.+#	16,562	198,744
Autobytel, Inc.+#	28,706	143,530
Black Box Corp.#	11,574	497,335
Blue Coat Sytems, Inc.+#	7,212	284,441
Brocade Communications Systems, Inc.+#	184,554	736,370
Catapult Communications Corp.+#	6,738	107,269
Ciber, Inc.+#	36,556	286,599
Click Commerce, Inc.+#	5,679	101,711
CNET Networks, Inc.+#	88,952	1,190,178
Cogent Communications Group, Inc.+#	4,887	22,382
Covansys Corp.+#	21,178	338,848
CSG Systems International, Inc.+#	34,613	705,759
Cyberguard Corp.+	14,534	120,632
Digital Insight Corp.+#	23,967	648,068
Digital River, Inc.+#	23,510	892,910
Digitas, Inc.+	61,315	718,612
Earthlink, Inc.+#	87,880	857,709
eCollege.com, Inc.+#	12,150	152,482
Entrust, Inc.+	42,592	254,274
Epicor Software Corp.+#	36,425	485,909
Equinix, Inc.+#	10,607	413,355
Extreme Networks, Inc.+	83,756	361,826
Factset Research Systems, Inc.#	23,590	825,650
FileNET Corp.+#	28,137	747,600
Forrester Research, Inc.+	8,903	185,984
Gartner, Inc., Class A+	38,190	429,256
GSI Commerce, Inc.+#	21,256	382,821
Harris Interactive, Inc.+	35,175	147,735
iGate Corp.+	14,523	54,752
Infospace, Inc.+#	22,818	569,537
Intergraph Corp.+#	19,397	791,592
Intermix Media, Inc.+#	20,098	238,563
Internet Capital Group, Inc.+#	26,394	212,736
Internet Security Systems, Inc.+#	26,906	611,304
IPass, Inc.+#	37,028	206,616
iVillage, Inc.+	32,533	208,862
j2 Global Communications, Inc.+#	16,300	611,739
Jack Henry & Associates, Inc.#	49,867	976,396
Jupitermedia Corp.+#	13,923	232,514
Kanbay International, Inc.+#	16,993	378,774
Keynote Systems, Inc.+#	12,263	160,891
Kronos, Inc.+	22,042	955,080
Manhattan Associates, Inc.+	20,149	425,950
MatrixOne, Inc.+#	35,441	161,965
McDATA Corp., Class A+#	81,902	440,633
Mentor Graphics Corp.+	53,703	458,087
Merge Technologies, Inc.+	11,058	206,232
Micros Systems, Inc.+#	26,139	1,165,538
MTS Systems Corp.#	13,601	560,633
Ness Technologies, Inc.+#	13,037	113,031
Netratings, Inc.+#	9,770	127,987
NetScout Systems, Inc.+#	16,324	84,395
NIC, Inc.+	23,029	119,751
Nutri/System, Inc.+#	15,230	333,689
Online Resources Corp.+	14,522	139,266
Opsware, Inc.+#	51,228	236,673
Pegasystems, Inc.+#	9,088	56,073
Perot Systems Corp., Class A+#	56,277	810,389
Phase Forward, Inc.+	15,189	118,019
ProQuest Co.+#	17,439	627,281
RadiSys Corp.+#	13,711	255,984
Redback Networks, Inc.+#	28,793	260,289
Rightnow Technologies, Inc.+#	7,473	86,164
Sapient Corp.+#	55,411	398,405
Schawk, Inc., Class A#	8,571	202,018
Secure Computing Corp.+#	24,697	284,756

SI International, Inc.+#	6,688	209,869
Sohu.com, Inc.+	17,072	298,419
SonicWALL, Inc.+#	36,748	219,386
Sykes Enterprises, Inc.+#	17,700	188,505
Syntel, Inc.#	5,380	100,875
Terremark Worldwide, Inc.+#	20,589	102,739
Trizetto Group, Inc.+#	29,120	456,893
Tyler Technologies, Inc.+#	24,266	197,040
United Online, Inc.#	42,111	548,706
ValueClick, Inc.+#	56,929	822,055
VASCO Data Security International, Inc.+#	16,457	172,798
Vignette Corp.+#	20,000	303,800
webMethods, Inc.+#	36,646	249,559
Websense, Inc.+#	16,427	819,543
WebSideStory, Inc.+#	6,176	102,769

		36,195,566

Information Processing - Software - 3.43%

Acxiom Corp.#	60,432	1,197,762
Advent Software, Inc.+	14,839	408,963
Agile Software Corp.+#	36,619	243,150
Allscripts Heathcare Solutions, Inc.+#	23,079	410,345
Altiris, Inc.+#	15,131	197,460
American Reprographics Co.+#	9,179	155,951
Amicas, Inc.+#	30,881	171,390
Ansys, Inc.+#	21,746	820,912
Aspen Technologies, Inc.+#	29,480	147,990
Atari, Inc.+#	33,347	42,351
Blackbaud, Inc.#	7,083	92,858
Blackboard, Inc.+#	12,495	301,879
Borland Software Corp.+#	54,684	334,119
Bottomline Technologies, Inc.+	10,266	157,891
CCC Information Services Group, Inc.+	5,758	147,520
Computer Programs & Systems, Inc.	5,241	173,372
Concur Technologies, Inc.+#	19,895	235,756
Cybersource Corp.+#	18,404	125,883
Dendrite International, Inc.+	29,269	530,062
E.piphany, Inc.+#	53,305	222,815
Echelon Corp.+#	20,296	172,110
Eclipsys Corp.+#	26,309	444,096
eFunds Corp.+	31,133	607,094
Emageon, Inc.+	9,870	129,791
EPIQ Systems, Inc.+#	9,126	167,553
eResearch Technology, Inc.+	34,700	535,074
FalconStor Software, Inc.+#	16,608	103,966
IDX Systems Corp.+#	17,177	544,511
Infocrossing, Inc.+#	13,918	123,314
Informatica Corp.+#	59,691	681,671
Infousa, Inc.+	22,472	241,574
InPhonic, Inc.+#	10,636	163,156
Integral Systems, Inc.#	7,132	163,679
Inter-Tel, Inc.#	14,723	326,114
Intervideo, Inc.+#	6,999	70,060
InterVoice-Brite, Inc.+#	26,027	243,873
Interwoven, Inc.+#	28,396	227,168
JDA Software Group, Inc.+#	19,981	282,731
Keane, Inc.+#	32,881	378,132
Lawson Software, Inc.+#	42,657	276,417
Lionbridge Technologies, Inc.+#	29,280	196,762
Majesco Entertainment Co.+#	11,121	29,137
Mantech International Corp., Class A+#	10,728	332,675
MapInfo Corp.+	14,190	160,631
Micromuse, Inc.+	55,454	369,878
Microstrategy, Inc., Class A+#	9,482	730,114
Motive, Inc.+	15,146	97,237
MRO Software, Inc.+	13,739	231,777
NDCHealth Corp.#	24,781	466,131
NetIQ Corp.+#	37,235	436,767
Open Solutions, Inc.+#	13,411	302,820
Openwave Systems, Inc.+#	47,320	814,377
Packeteer, Inc.+#	23,257	274,898
Parametric Technology Corp.+	186,707	1,131,444
PDF Solutions, Inc.+#	12,676	198,886
Per-Se Technologies, Inc.+#	14,826	285,845
Phoenix Technologies, Ltd.+	17,086	127,632
Progress Software Corp.+	25,587	784,497
QAD, Inc.#	8,352	68,904
Quality Systems, Inc.+#	5,163	335,595
Quest Software, Inc.+#	44,054	597,372
Renaissance Learning, Inc.#	5,433	91,220
RSA Security, Inc.+#	48,946	643,150
S1 Corp.+#	48,225	204,956
ScanSoft, Inc.+#	57,388	282,923
Seachange International, Inc.+#	17,450	106,794
Serena Software, Inc.+#	19,197	362,439
SPSS, Inc.+	12,238	266,788
SS&C Technologies, Inc.	11,049	403,178
SSA Global Technologies, Inc.+#	6,266	97,687
Stellent, Inc.+#	16,438	132,655
SupportSoft, Inc.+	29,546	143,003
Synnex Corp.+	5,938	98,511
Talx Corp.#	13,069	466,041
THQ, Inc.+#	26,974	906,596
TIBCO Software, Inc.+#	148,315	1,133,127
Tradestation Group, Inc.+#	13,723	123,095
Transaction Systems Architects, Inc., Class A+	25,904	693,709
Ulticom, Inc.+	8,868	94,356
Ultimate Software Group, Inc.+#	15,622	285,102
VeriFone Holdings, Inc.+#	17,080	374,906
Verint Systems, Inc.+#	8,994	343,031
Verity, Inc.+	25,838	258,897
WebEx Communications, Inc.+#	22,726	585,876
Wind River Systems, Inc.+#	48,740	640,444
Witness Systems, Inc.+#	18,543	335,628

		29,048,004

Insurance - 2.19%

21st Century Insurance Group(3)	22,123	328,527
Affirmative Insurance Holdings, Inc.#	6,625	100,104
Alfa Corp.#	22,346	340,777
American Physicians Capital, Inc.+	5,062	223,791
Argonaut Group, Inc.+#	19,167	477,450
Baldwin & Lyons, Inc., Class B#	5,161	133,928

Bristol West Holdings, Inc.#	11,928	208,144
Centene Corp.+#	28,746	876,178
Ceres Group, Inc.+#	23,754	147,750
Citizens, Inc., Class A+#	21,664	155,981
CNA Surety Corp.+	10,734	134,175
Crawford & Co., Class B#	16,026	117,791
Delphi Financial Group, Inc., Class A#	19,154	902,153
Direct General Corp.#	10,970	188,684
Donegal Group, Inc., Class A	6,497	147,872
EMC Insurance Group, Inc.	4,327	77,886
Enstar Group, Inc.+#	2,234	145,679
FBL Financial Group, Inc., Class A	8,919	267,302
First Acceptance Corp.+#	11,673	112,644
FPIC Insurance Group, Inc.+#	6,985	244,405
Great American Financial Resources, Inc.	5,817	115,758
Harleysville Group, Inc.#	9,107	206,547
Hilb, Rogal & Hamilton Co.#	22,034	776,037
Horace Mann Educators Corp.	29,476	577,140
Independence Holding Co.	3,184	56,834
Infinity Property & Casualty Corp.	14,220	462,434
Kansas City Life Insurance Co.#	2,523	128,269
KMG America Corp.+	14,533	129,780
LandAmerica Financial Group, Inc.#	12,432	734,980
Midland Co.#	7,379	233,250
National Interstate Corp.+	3,102	49,353
National Western Life Insurance Co., Class A+	1,533	301,970
Navigators Group, Inc.+	6,113	226,548
Odyssey Re Holdings Corp.#	8,112	204,828
Ohio Casualty Corp.#	43,048	1,087,393
Phoenix Cos., Inc.#	65,301	782,959
PMA Capital Corp., Class A+#	21,881	192,553
Presidential Life Corp.	14,087	247,790
ProAssurance Corp.+	19,221	846,685
RLI Corp.#	15,485	713,859
Safety Insurance Group, Inc.#	7,998	280,570
SeaBright Insurance Holdings, Inc.+#	5,535	77,601
Selective Insurance Group, Inc.#	19,493	922,799
State Auto Financial Corp.	9,623	293,213
Tower Group, Inc.	11,513	176,264
Triad Guaranty, Inc.+#	6,136	259,123
UICI	24,229	747,707
United Fire & Casualty Co.	10,582	436,084
Universal American Financial Corp.+#	17,123	392,973
USI Holdings Corp.+#	31,161	381,722
WellCare Health Plans, Inc.+	12,792	480,979
Zenith National Insurance Corp.#	10,942	690,987

		18,546,210

Insurance - Life - 0.03%

American Equity Investment Life#	22,578	252,422

Investment Company - 0.02%

Technology Investment Capital Corp.	9,157	148,160

Leisure & Tourism - 3.49%

AFC Enterprises, Inc.+#	13,657	181,228
Alliance Gaming Corp.+#	35,121	421,452
Alloy, Inc.+#	23,356	118,181
Ambassadors Group, Inc.#	5,791	269,976
Ameristar Casinos, Inc.	16,808	386,080
Arctic Cat, Inc.#	9,336	201,378
Argosy Gaming Co.+	20,338	948,971
Aztar Corp.+#	23,934	799,396
BJ’s Restaurants, Inc.+#	9,857	209,856
Blockbuster, Inc., Class A#	130,857	859,731
Bluegreen Corp.+	14,243	251,247
Bob Evans Farms, Inc.#	24,305	587,938
Buffalo Wild Wings, Inc.+#	4,754	135,964
California Pizza Kitchen, Inc.+	13,268	392,600
Callaway Golf Co.#	52,436	781,821
Carmike Cinemas, Inc.#	8,460	252,954
CEC Entertainment, Inc.+#	24,147	828,001
Churchill Downs, Inc.#	5,340	209,809
CKE Restaurants, Inc.#	40,557	474,517
Dave & Buster’s, Inc.+#	9,638	137,342
Denny’s Corp.+#	62,331	327,238
Dollar Thrifty Automotive Group, Inc.+#	17,281	522,923
Dominos Pizza, Inc.#	21,856	502,688
Dover Downs Gaming & Entertainment, Inc.#	6,571	87,526
Dover Motorsports, Inc.#	11,717	81,667
Escalade, Inc.#	5,408	70,304
Gaylord Entertainment Co.+	27,587	1,175,206
Great Wolf Resorts, Inc.+#	17,513	201,400
Handleman Co.#	14,994	209,766
IHOP Corp.#	13,773	553,124
Isle of Capri Casinos, Inc.+#	9,708	213,479
Jack in the Box, Inc.+	25,093	885,030
Jakks Pacific, Inc.+#	17,320	287,685
K2, Inc.+#	32,688	406,966
La Quinta Corp.+@#	124,756	1,054,188
Landry’s Seafood Restaurants, Inc.#	11,276	329,597
Life Time Fitness, Inc.+	16,081	538,714
Lodgian, Inc.+	16,871	176,639
Lone Star Steakhouse & Saloon, Inc.#	12,269	323,779
Luby’s, Inc.+#	15,555	204,393
Macrovision Corp.+#	34,674	641,469
Magna Entertainment Corp., Class A+#	25,752	169,963
Marcus Corp.#	13,940	268,763
Marine Products Corp.#	8,945	107,787
McCormick + Schmicks Seafood Restaurants, Inc.+	5,210	97,114
Midway Games, Inc.+#	12,234	183,632
Mikohn Gaming Corp.+#	15,776	181,424
Monarch Casino & Resort, Inc.+#	6,355	120,681
MTR Gaming Group, Inc.+	16,127	149,013

Multimedia Games, Inc.,+#	18,848	190,176
Nautilus Group, Inc.#	22,881	588,728
NetFlix, Inc.+#	25,167	542,601
O'Charley’s, Inc.+	15,221	249,472
P.F. Chang’s China Bistro, Inc.+#	17,969	919,653
Papa John’s International, Inc.+#	7,459	356,689
Party City Corp.+#	8,036	104,548
Pinnacle Airlines Corp.+#	13,363	129,087
Pinnacle Entertainment, Inc.+	27,844	555,209
Playboy Enterprises, Inc., Class B+#	14,067	190,749
Rare Hospitality International, Inc.+	23,575	630,396
RC2 Corp.+	12,336	479,254
Red Robin Gourmet Burgers, Inc.+#	9,743	468,443
Republic Airways Holdings, Inc.+	10,388	139,407
Riviera Holdings, Corp.+(3)#	5,835	151,302
Ruby Tuesday, Inc.#	44,302	979,074
Shuffle Master, Inc.+#	24,426	597,216
Six Flags, Inc.+#	63,994	457,557
Speedway Motorsports, Inc.	10,576	397,869
Steak n Shake Co.+#	19,094	373,479
Steinway Musical Instruments, Inc.+(3)	4,850	134,103
Sunterra Corp.+#	13,362	169,029
Texas Roadhouse, Inc.+#	14,471	477,832
Tivo, Inc.+#	39,173	201,741
Trans World Entertainment Corp.+	13,317	99,345
Travelzoo, Inc.+#	2,401	55,535
Triarc Cos., Inc., Class B#	26,261	393,915
Vail Resorts, Inc.+	21,142	606,775
WMS Industries, Inc.+#	14,638	423,916

		29,583,700

Machinery - 3.22%

Actuant Corp., Class A+#	18,390	779,736
AGCO Corp.+#	62,149	1,275,919
Alamo Group, Inc.#	4,232	86,544
Albany International Corp., Class A#	19,572	704,983
Applied Industrial Technologies, Inc.#	20,655	741,721
Astec Industries, Inc.+#	10,804	335,464
Aviall, Inc.+#	22,999	782,196
Baldor Electric Co.#	22,805	562,599
Brady Corp., Class A	28,332	884,242
Briggs & Stratton Corp.#	35,461	1,308,511
Bucyrus International, Inc.#	13,970	630,326
Carbo Ceramics, Inc.#	13,403	806,325
Clarcor, Inc.	35,411	1,002,131
Cognex Corp.#	28,473	847,072
Crane Co.#	35,581	1,053,553
EnPro Industries, Inc.+#	14,384	494,810
Flowserve Corp.+#	37,991	1,410,986
Franklin Electric Co., Inc.#	15,272	645,242
Gardner Denver, Inc.+	17,256	721,646
Gehl Co.+	6,972	211,461
Global Power Equipment Group, Inc.+#	24,572	191,662
Gorman-Rupp Co.	6,292	155,727
Granite Construction, Inc.#	23,797	887,152
Hughes Supply, Inc.	45,653	1,444,918
Insituform Technologies, Inc., Class A+#	18,426	381,418
Intevac Inc.+#	13,999	182,967
JLG Industries, Inc.#	35,036	1,148,830
Kadant, Inc.+#	9,554	186,303
Kennametal, Inc.	26,088	1,216,744
Layne Christensen Co.+	6,540	168,143
Lindsay Manufacturing Co.#	7,972	201,692
Lufkin Industries, Inc.#	9,699	447,512
Manitowoc Co., Inc.#	20,677	963,548
Middleby Corp.+#	3,492	229,494
NACCO Industries, Inc., Class A	3,566	388,516
Nordson Corp.	19,114	678,929
Precision Castparts Corp.#	1	97
Presstek, Inc.+#	20,094	249,768
Regal-Beloit Corp.#	16,828	561,550
Robbins & Myers, Inc.#	7,991	175,243
Sauer-Danfoss, Inc.	6,921	129,423
Stewart & Stevenson Services, Inc.	19,886	484,622
Tecumseh Products Co., Class A#	11,368	302,503
Tennant Co.#	5,416	205,483
TurboChef Technologies, Inc.+#	8,792	148,497
Wabtec Corp.#	32,198	837,148

		27,253,356

Manufacturing - 0.05%

Applied Films Corp.+#	10,247	231,890
Greenbrier Companies, Inc.#	4,272	123,247
Zoltek Companies, Inc.+	7,363	71,789

		426,926

Medical - Biomedical/Gene - 1.04%

Aastrom Biosciences, Inc.+#	69,956	195,177
Alexion Pharmaceuticals, Inc.+#	19,198	549,063
Barrier Therapeutics, Inc.+#	10,097	92,791
Cotherix, Inc.+#	8,609	120,009
Decode Genetics, Inc.+#	37,490	364,028
Encysive Pharmaceuticals, Inc.+#	39,939	494,445
Exelixis, Inc.+#	52,446	392,821
Genitope, Corp.+#	16,384	131,563
GTx, Inc.+#	5,221	52,628
Human Genome Sciences, Inc.+#	89,781	1,159,073
ICOS Corp.+#	43,882	1,146,637
Keryx Biopharmaceuticals, Inc.+#	18,958	317,736
Lifecell Corp.+#	20,109	482,214
Marshall Edwards, Inc.+#	5,126	35,882
Momenta Pharmaceuticals, Inc.+#	6,530	165,535

Myogen, Inc.+#	12,587	260,551
Myriad Genetics, Inc.+#	21,149	418,116
Progenics Pharmaceuticals, Inc.+#	12,030	283,667
Regeneron Pharmaceuticals, Inc.+#	23,876	178,354
Savient Pharmaceuticals, Inc.+#	41,773	168,763
StemCells, Inc.+	42,963	234,148
Stratagene Corp.+#	5,107	45,503
Tercica, Inc.+#	7,663	86,669
Vertex Pharmaceuticals, Inc.+#	65,100	1,197,840
Virologic, Inc.#	83,591	203,962

		8,777,175

Medical Technology - 3.03%

Abaxis, Inc.+#	13,603	156,026
Adeza Biomedical Corp.+#	2,882	49,570
Albany Molecular Research, Inc.+#	16,324	272,284
Andrx Corp.+#	50,301	911,957
AngioDynamics, Inc.+#	1,596	34,474
Animas Corp.+#	8,429	146,665
Applera Corp. - Celera Genomics Group+#	50,682	595,007
Arena Pharmaceuticals, Inc.+#	24,231	202,813
Ariad Pharmaceuticals, Inc.+#	36,343	301,647
Arqule, Inc.+#	21,679	165,628
Aspect Medical Systems, Inc.+#	11,175	339,273
Bio-Rad Laboratories, Inc., Class A+#	12,086	667,147
Bio-Reference Labs, Inc.+#	6,965	108,724
Biosite, Inc.+#	11,612	694,281
Cambrex Corp.#	18,142	345,061
Cantel Medical Corp.+#	7,743	161,054
Cell Genesys, Inc.+#	31,206	185,364
Cepheid, Inc.+#	29,182	218,865
Connetics Corp.+#	23,912	455,763
Conor Medsystems, Inc.+#	5,729	113,148
CuraGen Corp.+#	29,829	130,353
Curis, Inc.+#	32,923	149,470
Cyberonics, Inc.+#	14,625	559,845
Dexcom, Inc.+#	3,224	40,107
Digene Corp.+#	10,296	297,760
Diversa Corp.+#	16,051	76,403
DJ Orthopedics, Inc.+	14,913	413,836
Enzo Biochem, Inc.+#	18,882	299,091
Enzon, Inc.+#	30,145	210,714
Epix Pharmaceuticals, Inc.+#	15,985	136,352
Foxhollow Technologies, Inc.+#	9,543	438,024
Geron Corp.+#	38,102	413,407
Haemonetics Corp.+	17,792	790,676
HealthTronics Surgical Services, Inc.+	23,257	259,083
Hologic, Inc.+#	14,975	722,244
II-VI, Inc.+	15,854	281,884
Illumina, Inc.+#	24,665	300,913
Immucor Corp.+#	31,230	739,214
Incyte Genomics, Inc.+#	57,131	420,484
Integra LifeSciences Corp.+#	14,120	488,270
InterMune, Inc.+#	17,184	275,459
Intralase Corp.+#	8,930	167,616
IRIS International, Inc.+	11,283	196,211
Kyphon, Inc.+#	19,980	884,914
Laserscope+#	13,650	399,262
LCA-Vision, Inc.	13,984	574,043
Lexicon Genetics, Inc.+#	43,691	194,425
Lifeline Systems, Inc.+	8,419	284,731
Luminex Corp.+#	17,543	178,237
Martek Biosciences Corp.+#	21,589	1,101,039
Maxygen, Inc.+#	17,540	155,931
Nanogen, Inc.+#	32,834	110,979
Nektar Therapeutics+#	58,398	997,438
Neurometrix, Inc.+	3,929	109,423
Northfield Laboratories, Inc.+#	16,140	218,536
Noven Pharmaceuticals, Inc.+#	16,192	269,759
OccuLogix, Inc.+#	8,142	64,729
OraSure Technologies, Inc.+#	30,718	284,756
Orchid Cellmark, Inc.+#	16,815	151,335
Palomar Medical Technologies, Inc.+#	11,596	280,739
Seattle Genetics, Inc.+#	18,178	106,705
Serologicals Corp.+#	23,903	568,652
Specialty Laboratories, Inc.+#	5,245	58,324
Stereotaxis, Inc.+#	9,744	83,506
SurModics, Inc.+#	10,383	385,625
Symmetry Medical, Inc.+	5,725	143,697
Telik, Inc.+#	35,714	546,424
Thoratec Corp.+#	33,175	543,075
TriPath Imaging, Inc.+#	20,780	164,785
Ventana Medical Systems, Inc.+#	21,411	866,931
Viasys Healthcare, Inc.+	21,430	577,110
Vital Images, Inc.+#	8,431	164,573
West Pharmaceutical Services, Inc.	21,369	605,811
Wright Medical Group, Inc.+	19,946	482,095
Zoll Medical Corp.+#	6,581	175,515

		25,665,271

Metals - 2.04%

AK Steel Holding Corp.+#	75,449	596,047
AM Castle & Co.+	7,210	109,592
AMCOL International Corp.#	14,845	282,055
Brush Engineered Materials, Inc.+	13,215	212,233
Carpenter Technology Corp.#	16,905	941,609
Century Aluminum Co.+#	15,599	377,496
Chaparral Steel Co.+#	15,588	347,924
CIRCOR International, Inc.	10,747	282,216
Cleveland-Cliffs, Inc.#	15,034	1,068,617
Commercial Metals Co.	41,557	1,243,801
Dynamic Materials Corp.#	1,856	74,945
Gibraltar Industries, Inc.#	16,556	354,630
Hecla Mining Co.+#	81,377	289,702
Lawson Products, Inc.	3,147	122,418
MascoTech, Inc. (1)(2)	9,672	0
Maverick Tube Corp.+#	29,477	938,842
Metal Management, Inc.#	14,931	365,810
Metals USA, Inc.+	13,941	274,638

Mueller Industries, Inc.	25,154	659,286
NN, Inc.	11,623	142,149
NS Group, Inc.+#	15,276	635,787
Omerga Flex, Inc.+	2,045	32,577
Oregon Steel Mills, Inc.+#	24,351	547,411
Quanex Corp.#	17,239	1,060,371
Reliance Steel & Aluminum Co.#	19,722	946,656
Roanoke Electric Steel Corp.	7,636	144,091
Royal Gold, Inc.#	11,856	283,121
RTI International Metals, Inc.+#	15,236	528,384
Ryerson Tull, Inc.#	17,252	354,356
Schnitzer Steel Industries, Inc., Class A#	15,035	430,001
Steel Dynamics, Inc.#	27,764	875,399
Steel Technologies, Inc.#	7,673	179,625
Sun Hydraulics, Inc.#	4,617	92,294
Titanium Metals Corp.+#	3,879	256,673
Tredegar Corp.	19,698	244,649
USEC, Inc.	59,183	696,584
Valmont Industries, Inc.#	11,826	339,998
Wheeling-Pittsburgh Corp.+#	6,016	100,046
Worthington Industries, Inc.#	47,597	861,506

		17,293,539

Mining - 0.16%

Charles & Colvard, Ltd.#	8,395	161,016
Coeur d’Alene Mines Corp.+#	164,974	602,155
Compass Minerals International, Inc.#	13,832	340,406
Stillwater Mining Co.+#	28,016	224,968

		1,328,545

Mobile Homes - 0.29%

Champion Enterprises, Inc.+	52,020	693,427
Coachmen Industries, Inc.#	9,756	131,413
Fleetwood Enterprises, Inc.+#	38,192	386,121
Monaco Coach Corp.#	17,917	275,384
Palm Harbor Homes, Inc.+#	6,558	121,126
Skyline Corp.	4,688	184,567
Winnebago Industries, Inc.#	22,943	699,073

		2,491,111

Multimedia - 0.32%

Entravision Communications Corp.+#	52,614	428,278
Gemstar-TV Guide International, Inc.+	169,246	485,736
Journal Communications, Inc., Class A#	19,196	306,752
Martha Stewart Living, Inc., Class A+#	15,426	498,260
Media General, Inc., Class A#	14,778	972,244
WPT Enterprises, Inc.+	3,955	50,545

		2,741,815

Oil & Gas - 5.56%

Atlas America, Inc.+#	8,299	384,327
ATP Oil & Gas Corp.+	12,486	395,307
Atwood Oceanics, Inc.+	9,093	684,066
Barrett Bill Corp.+#	8,946	302,106
Berry Petroleum Co., Class A	11,783	728,543
Bois d’Arc Energy, Inc.+#	9,258	153,683
Brigham Exploration Co.+#	17,463	179,520
Cabot Oil & Gas Corp., Class A	33,626	1,452,307
Cal Dive International, Inc.+#	26,611	1,662,123
Callon Petroleum Co.+#	8,613	159,168
Carrizo Oil & Gas, Inc.+#	12,908	305,274
Cheniere Energy, Inc.+	32,913	1,285,253
Chesapeake Energy Corp.	13,544	264,108
Cimarex Energy Co.+	55,868	2,387,798
Clayton Williams Energy, Inc.+	3,867	145,128
Comstock Resources, Inc.+	27,986	814,393
Crosstex Energy, Inc.#	4,227	269,683
Delta Petroleum Corp.+#	21,037	397,389
DLB Oil and gas, Inc.+ (1)(2)	2,375	0
Dril-Quip, Inc.+#	4,845	203,587
Edge Petroleum Corp.+#	11,766	231,673
Encore Acquisition Co.+	33,887	1,143,008
Endeavour International Corp.+	38,594	199,145
Energy Partners, Ltd.+#	22,959	551,016
Evergreen Solar, Inc.+#	27,149	191,400
Frontier Oil Corp.	37,665	1,380,422
FX Energy, Inc.+#	23,814	277,909
Gasco Energy, Inc.+	44,131	254,636
Giant Industries, Inc.+#	9,203	453,248
Global Industries, Ltd.+#	56,909	783,637
Goodrich Petroleum Corp.+#	7,033	153,249
Grey Wolf, Inc.+#	131,181	1,027,147
Gulf Island Fabrication, Inc.#	6,411	173,097
Hanover Compressor Co.+#	53,838	813,492
Harvest Natural Resources, Inc.+#	25,870	263,615
Holly Corp.#	15,047	847,748
Hornbeck Offshore Services, Inc.+#	9,841	349,355
Houston Exploration Co.+	19,703	1,160,507
Hydril Co.+	13,048	893,788
Input/Output, Inc.+#	48,015	414,850
KCS Energy, Inc.+	34,239	791,606
Laclede Group, Inc.#	14,511	468,995
Lone Star Technologies, Inc.+#	20,514	1,134,424
Markwest Hydrocarbon, Inc.	3,873	96,670
McMoRan Exploration Co.+#	14,185	255,188
Meridian Resource Corp.+#	59,517	206,524
New Jersey Resources Corp.	18,857	885,902
Oceaneering International, Inc.+#	17,843	887,154
Oil States International, Inc.+	27,959	969,059
Parallel Petroleum Corp.+#	21,437	277,180
Parker Drilling Co.+	65,801	531,014
Penn Virginia Corp.#	12,722	713,450
Peoples Energy Corp.#	26,130	1,086,224
Petrocorp, Inc. (1)(2)	2,364	0
PetroHawk Energy Corp.+	29,536	345,571
Petroleum Development Corp.+#	11,403	433,314
PetroQuest Energy, Inc.+#	27,996	218,369
Pioneer Drilling Co.+#	13,559	211,520
Remington Oil & Gas Corp.+	16,039	617,983
RPC, Inc.	10,096	234,227
SEACOR Holdings, Inc.+#	12,374	884,741

Spinnaker Exploration Co.+	17,267	776,497
St. Mary Land & Exploration Co.#	39,341	1,356,084
Stone Energy Corp.+	16,454	862,025
Superior Energy Services, Inc.+#	53,392	1,170,353
Swift Energy Co.+	19,474	894,441
Syntroleum Corp.+#	26,841	400,468
Tetra Technologies, Inc.+	23,308	664,278
Tipperary Corp.+#	12,424	92,186
Todco, Class A+	32,555	1,130,310
Toreador Resorces Corp.+#	9,778	311,429
TransMontaigne, Inc.+	25,180	238,455
Tri-Valley Corp.+#	15,291	153,675
Universal Compression Holdings, Inc.+	12,219	503,423
UNOVA, Inc.+#	33,675	976,912
Veritas DGC, Inc.+#	23,266	748,235
W&T Offshore, Inc.	8,706	238,544
W-H Energy Services, Inc.+	19,213	623,462
Warren Resources, Inc.+#	12,934	147,318
Whiting Petroleum Corp.+#	20,477	887,064

		47,160,979

Paper/Forest Products - 0.73%

Bowater, Inc.	38,436	1,192,669
Buckeye Technologies, Inc.+#	21,153	185,300
Caraustar Industries, Inc.+#	19,770	229,530
Deltic Timber Corp.#	6,903	287,165
Glatfelter	30,226	414,398
Graphic Packaging Corp.+#	44,772	147,300
Longview Fibre Co.	35,106	709,141
Neenah Paper, Inc.#	10,147	307,454
Potlatch Corp.#	19,914	1,075,356
Rock-Tenn Co., Class A	20,251	308,625
Schweitzer-Mauduit International, Inc.	10,441	240,352
Universal Forest Products, Inc.	10,948	595,900
Wausau-Mosinee Paper Corp.	29,206	347,551
Xerium Technologies, Inc.	9,211	112,835

		6,153,576

Pollution Control - 0.63%

Aleris International, Inc.+#	21,151	501,067
American Ecology Corp.#	8,299	162,826
Calgon Carbon Corp.#	23,224	184,631
Clean Harbors, Inc.+#	10,391	289,909
Darling International, Inc.+#	43,929	165,173
Duratek, Inc.+	9,598	201,270
KFX, Inc.+#	40,417	648,693
Mine Safety Appliances Co.#	19,833	781,420
Newpark Resources, Inc.+#	57,869	514,456
Tetra Tech, Inc.+	35,968	567,215
Waste Connections, Inc.+#	32,178	1,137,171
Waste Industries USA, Inc.	4,030	52,309
Waste Services, Inc.+#	43,867	157,921

		5,364,061

Publishing - 0.70%

Banta Corp.#	17,052	834,695
Bowne & Co., Inc.#	23,500	333,700
Consolidated Graphics, Inc.+	7,755	299,421
Courier Corp.#	6,776	250,102
Ennis, Inc.#	17,470	303,978
Hollinger International, Inc., Class A#	40,572	412,212
Journal Register Co.#	28,678	537,713
Primedia, Inc.+#	101,305	421,429
Readers Digest Assoc., Inc., Class A	68,444	1,112,899
Scholastic Corp.+#	22,623	825,061
Standard Register Co.	11,774	184,734
Thomas Nelson, Inc.#	7,886	161,978
Topps Co., Inc.#	24,386	250,200
Value Line, Inc.	926	36,809

		5,964,931

Railroads & Equipment - 0.34%

Florida East Coast Industries, Inc.#	22,267	958,817
Genesee & Wyoming, Inc., Class A+	15,997	468,232
Kansas City Southern+#	56,301	1,132,213
RailAmerica, Inc.+#	25,960	299,579

		2,858,841

Real Estate - 0.35%

Avatar Holdings, Inc.+#	3,982	213,993
California Coastal Communities, Inc.+#	5,391	198,389
Consolidated-Tomoka Land Co.	3,892	291,900
Housevalues, Inc.+#	4,411	57,519
Jones Lang LaSalle, Inc.+	23,402	1,154,421
Mercer International Inc.+#	19,696	153,038
Tarragon Reality Investors, Inc.+#	7,272	161,002
Trammell Crow Co.+#	23,985	651,672
United Capital Corp.+	1,995	48,279
ZipRealty, Inc.+#	4,776	60,464

		2,990,677

Real Estate Investment Trusts - 6.28%

AAMES Investment Corp.#	28,327	208,770
Acadia Realty Trust#	19,074	337,610
Affordable Residential Communities#	17,867	211,188
Agree Realty Corp.#	5,274	156,110
Alexander’s, Inc.+#	1,322	366,723
Alexandria Real Estate Equities, Inc.#	14,551	1,192,454
American Campus Communities, Inc.#	11,420	268,941
American Home Mortgage Investment Corp.	24,297	777,261
AMLI Residential Properties#	17,628	556,516
Anthracite Capital, Inc.	36,637	432,683

Anworth Mtg. Asset Corp.#	32,563	288,834
Arbor Realty Trust, Inc.	8,813	250,642
Ashford Hospitality Trust, Inc.#	23,826	273,761
Bedford Property Investors, Inc.	10,089	232,551
Bimini Mortgage Management, Inc.#	14,443	180,249
BioMed Realty Trust, Inc.	30,651	757,999
Boykin Lodging Co.+#	12,051	158,591
Brandywine Realty Trust#	38,458	1,226,810
Capital Automotive REIT	26,842	962,823
Capital Lease Funding, Inc.	16,630	170,790
Capital Trust, Inc.#	8,239	271,145
Cedar Shopping Centers, Inc.#	13,850	203,318
Colonial Properties Trust#	27,159	1,197,712
Commercial Net Lease Realty, Inc.	35,876	716,444
Corporate Office Properties Trust	19,923	694,117
Correctional Properties Trust	7,558	221,147
Cousins Properties, Inc.	27,014	818,794
Criimi MAE, Inc.+#	10,714	198,209
CRT Properties, Inc.	21,869	611,676
DiamondRock Hospitality Co.#	16,942	202,287
Digital Realty Trust, Inc.#	6,095	115,927
EastGroup Properties, Inc.#	15,108	651,759
ECC Capital Corp.	39,183	184,160
Education Realty Trust, Inc.	15,008	276,898
Entertainment Properties Trust#	17,590	801,400
Equity Inns, Inc.#	37,094	476,658
Equity Lifestyle Properties, Inc.#	12,981	586,222
Equity One, Inc.	25,409	591,522
Extra Space Storage, Inc.#	21,424	319,646
FelCor Lodging Trust, Inc.+	34,389	524,432
Fieldstone Investment Corp.	33,566	422,260
First Industrial Realty Trust, Inc.#	29,528	1,119,111
First Potomac Realty Trust	11,309	291,772
Gables Residential Trust#	20,110	875,992
Getty Realty Corp.#	12,042	348,736
Glenborough Realty Trust, Inc.	22,130	443,706
Glimcher Realty Trust#	24,603	639,678
GMH Communities Trust	20,877	306,892
Government Properties Trust, Inc.#	14,227	138,002
Gramercy Capital Corp.	9,410	244,660
Heritage Property Investment Trust, Inc.#	18,926	675,847
Hersha Hospitality Trust#	13,948	141,154
Highland Hospitality Corp.	27,536	324,925
Highwoods Properties, Inc.#	36,987	1,142,159
Home Properties of New York, Inc.	21,653	887,990
HomeBanc Corp.#	38,783	309,101
IMPAC Mtg. Holdings, Inc.#	51,721	722,025
Inland Real Estate Corp.	46,207	725,450
Innkeepers USA Trust	29,399	461,564
Investors Real Estate Trust#	30,601	303,256
Kilroy Realty Corp.#	19,860	1,046,821
Kite Realty Group Trust	13,161	204,785
Lasalle Hotel Properties#	20,594	695,459
Lexington Corporate Properties Trust#	35,604	818,892
LTC Properties, Inc.	14,834	300,092
Luminent Mtg. Capital, Inc.#	26,289	238,178
Maguire Properties, Inc.#	23,796	694,843
Meristar Hospitality Corp.+#	60,108	552,994
MFA Mtg. Investments, Inc.#	56,625	381,653
Mid-America Apartment Communities, Inc.#	12,996	582,221
MortgageIT Holdings, Inc.#	16,324	263,633
National Health Investors, Inc.	16,103	466,504
National Health Realty, Inc.	4,958	99,160
Nationwide Health Properties, Inc.#	46,118	1,078,239
Newcastle Investment Corp.#	30,080	887,059
NorthStar Realty Finance Corp.	13,145	129,347
Novastar Financial, Inc.#	18,125	620,600
Omega Healthcare Investors, Inc.	35,074	465,783
One Liberty Properties, Inc.#	5,285	107,603
Origen Financial, Inc.#	11,818	86,744
Parkway Properties, Inc.#	9,673	467,593
Pennsylvania Real Estate Investment Trust#	25,074	1,081,943
Post Properties, Inc.#	27,401	1,016,577
Prentiss Properties Trust#	31,060	1,193,946
PS Business Parks, Inc.#	11,315	514,832
RAIT Investment Trust	17,590	525,765
Ramco-Gershenson Properties Trust#	9,973	289,416
Redwood Trust, Inc.#	13,509	679,638
Saul Centers, Inc.	7,514	276,816
Saxon Capital, Inc.#	34,286	434,404
Senior Housing Properties Trust	41,028	779,532
Sizeler Property Investors, Inc.#	12,693	151,047
Sovran Self Storage, Inc.	11,103	515,179
Spirit Finance Corp.#	46,481	495,487
Strategic Hotel Capital, Inc.	20,670	381,155
Sun Communities, Inc.	11,141	377,680
Sunstone Hotel Investors, Inc.	16,355	413,782
Tanger Factory Outlet Centers, Inc.	18,977	526,042
Taubman Centers, Inc.#	34,841	1,153,237
Town and Country Trust#	12,072	338,016
Trustreet Properties, Inc.#	39,796	656,236
U-Store-It Trust#	19,661	404,230
Universal Health Realty Income Trust	8,084	278,817
Urstadt Biddle Properties, Inc., Class A	14,468	250,007
Washington Real Estate Investment Trust#	28,882	895,920
Winston Hotels, Inc.#	18,223	197,902

		53,214,868

Registered Investment Companies - 0.04%

Gladstone Capital Corp.#	7,766	182,656
NGP Capital Resources Co.#	11,959	171,492

		354,148

Retail - 4.33%

99 Cents Only Stores+#	29,237	308,450
Aaron Rents, Inc., Class B#	26,790	593,398
AC Moore Arts & Crafts, Inc.+#	9,967	226,849
Aeropostale, Inc.+	38,136	973,993
Big 5 Sporting Goods Corp.#	13,963	363,876
Big Lots, Inc.+#	78,052	921,794
Blue Nile, Inc.+#	10,174	343,983
Blyth, Inc.	18,254	453,612
Bombay Co., Inc.+#	24,696	117,553
Bon-Ton Stores, Inc.#	4,413	89,451
Brookstone, Inc.+	13,997	276,301
Build-A-Bear Workshop, Inc.+#	6,570	145,723
Building Materials Holding Corp.#	9,563	893,949
Burlington Coat Factory Warehouse Corp.#	11,410	437,688
Cabela’s, Inc.+#	21,180	431,648
Casey’s General Stores, Inc.	34,485	698,321
Cash America International, Inc.	20,136	422,252
Central Garden & Pet Co.+#	13,259	656,851
Citi Trends, Inc.+#	2,780	75,588
Coldwater Creek, Inc.+#	24,439	749,055
Conns, Inc.+#	3,268	81,798
Cost Plus, Inc.+#	15,129	325,425
Deb Shops, Inc.	2,960	71,691
Design Within Reach, Inc.+#	8,203	94,499
Drugstore.Com, Inc.+	46,930	187,251
First Cash Financial Services, Inc.+#	8,777	210,648
Fossil, Inc.+#	33,268	731,563
Fred’s, Inc., Class A#	27,364	383,370
GameStop Corp.+#	31,166	939,343
Great Atlantic & Pacific Tea Co.+#	12,011	304,839
Guitar Center, Inc.+	17,778	1,020,457
Hibbett Sporting Goods, Inc.+#	15,566	523,640
Homestore Common, Inc.+#	101,218	384,628
IKON Office Solutions, Inc.#	79,357	800,712
Imagistics International, Inc.+	11,227	375,543
Ingles Markets, Inc., Class A	7,670	114,666
Insight Enterprises, Inc.+#	33,259	626,267
Jo-Ann Stores, Inc.+#	15,816	340,044
Jos. A. Bank Clothiers, Inc.+	9,256	366,075
Krispy Kreme Doughnuts, Inc.+	37,987	264,010
Leapfrog Enterprises, Inc.+#	22,272	299,336
Linens ‘N Things, Inc.+#	31,105	734,078
Longs Drug Stores Corp.	21,127	895,785
MarineMax, Inc.+#	9,235	262,366
Movado Group, Inc.#	12,594	245,457
Movie Gallery, Inc.#	17,213	309,662
Myers Industries, Inc.#	18,068	222,236
Nash Finch Co.#	8,779	368,718
New York & Co., Inc.+#	8,962	151,279
Nu Skin Enterprises, Inc., Class A	38,684	825,517
Overstock.com, Inc.+#	7,816	315,297
Pacific Sunwear of California, Inc.+#	51,891	1,239,157
Pantry, Inc.+	11,688	419,482
Pathmark Stores, Inc.+	20,668	223,214
Petco Animal Supplies, Inc.+	39,602	875,996
Pier 1 Imports, Inc.#	59,166	736,617
Pozen, Inc.+#	16,416	146,431
Priceline.com, Inc.+#	17,292	371,605
Regis Corp.	30,922	1,266,256
Restoration Hardware, Inc.+#	18,248	130,291
Retail Ventures, Inc.+#	11,452	130,782
Ruddick Corp.	23,488	548,915
Rush Enterprises, Inc.+	14,200	227,058
Ryans Restaurant Group, Inc.+	28,857	369,658
School Specialty, Inc.+#	15,668	750,654
Select Comfort Corp.+#	24,803	479,442
Sharper Image Corp.+#	8,014	107,708
ShopKo Stores, Inc.+#	20,479	509,313
Smart & Final, Inc.+#	9,139	115,060
Sports Authority, Inc.+#	17,783	574,391
Sturm, Ruger & Co., Inc.#	14,575	138,900
Syms Corp.	4,481	66,453
Systemax, Inc.+#	6,626	46,183
Tractor Supply Co.+#	22,567	1,161,298
Tuesday Morning Corp.	17,758	513,916
United Stationers, Inc.+#	22,821	1,070,305
Weis Markets, Inc.	9,773	368,638
West Marine, Inc.+#	9,369	174,451
Wilsons The Leather Experts, Inc.+	13,018	83,576
Yankee Candle Co., Inc.#	31,206	857,229
Zale Corp.+@	34,701	968,158
Zumiez, Inc.+#	2,146	70,775

		36,698,447

Retirement/Aged Care - 0.12%

American Retirement Corp.+	19,040	347,480
Sunrise Senior Living, Inc.+#	11,376	675,621

		1,023,101

Savings & Loan - 1.90%

Anchor BanCorp Wisconsin, Inc.#	15,628	476,185
Bank Mutual Corp.#	39,323	430,587
BankAtlantic Bancorp, Inc., Class A#	30,099	513,188
Bankunited Financial Corp.	17,797	420,009
Berkshire Hills Bancorp, Inc.#	3,592	115,842
Beverly Hills Bancorp, Inc.#	9,435	98,407
BFC Financial Corp.+	13,642	103,952
Brookline Bancorp, Inc.#	42,380	654,347
Charter Financial Corp.#	2,694	92,458
Clifton Savings Bancorp, Inc.#	9,233	94,546
Coastal Financial Corp.#	9,994	150,709
Commercial Capital Bancorp, Inc.#	30,415	545,341
Dime Community Bancshares#	18,307	278,449
Fidelity Bankshares, Inc.	15,418	464,236
First Defiance Financial Corp.	4,830	139,394
First Financial Holdings, Inc.	8,490	263,275
First Indiana Corp.#	7,349	247,588
CSF Holdings, Inc.+ (1)(2)	3,000	0

First Niagara Financial Group, Inc.#	79,468	1,126,062
First Place Financial Corp.	10,299	218,545
FirstFed Financial Corp.+	11,363	653,941
Flagstar Bancorp, Inc.#	23,789	410,360
Flushing Financial Corp.	13,212	230,549
Franklin Bank Corp.+	13,887	251,216
Harbor Florida Bancshares, Inc.#	14,300	520,806
Horizon Financial Corp.#	6,956	148,371
Itla Capital Corp.+#	3,955	212,581
Kearny Financial Corp.#	14,998	180,126
KNBT Bancorp, Inc.	22,613	378,768
MAF Bancorp, Inc.#	22,192	952,703
NASB Financial, Inc.#	2,107	83,859
NewAlliance Bancshares, Inc.#	78,463	1,141,637
Northwest Bancorp, Inc.	13,484	306,087
OceanFirst Financial Corp.	6,171	143,784
Ocwen Financial Corp.+#	23,635	162,372
Partners Trust Financial Group, Inc.	34,307	406,538
PennFed Financial Services, Inc.	6,263	120,375
PFF Bancorp, Inc.#	13,355	397,044
Provident Financial Holdings, Inc.	3,384	99,320
Provident Financial Services, Inc.#	49,891	887,062
Provident New York Bancorp	27,929	335,148
Rockville Financial, Inc.+#	6,011	83,012
Sound Federal Bancorp, Inc.#	7,659	126,680
Sterling Financial Corp.+	15,845	611,142
TierOne Corp.	12,469	351,875
United Community Financial Corp.	18,606	206,713
Westfield Financial, Inc.#	2,990	71,760
WSFS Financial Corp.	4,017	233,428

		16,140,377

Schools - 0.47%

Bright Horizons Family Solutions, Inc.+#	18,610	731,745
Corinthian Colleges, Inc.+#	62,530	792,881
DeVry, Inc.+#	40,031	739,373
Educate, Inc.+#	12,585	203,625
Learning Tree International, Inc.+#	6,176	76,150
Strayer Education, Inc.	10,064	1,015,659
Universal Technical Institute, Inc.+	14,702	470,611

		4,030,044

Semiconductors - 3.52%

Actel Corp.+	17,303	238,089
ADE Corp.+#	6,922	151,038
Amis Holdings, Inc.+#	30,207	361,578
Amkor Technology, Inc.+#	68,869	351,232
Applied Micro Circuits Corp.+#	211,748	582,307
Asyst Technologies, Inc.+	32,705	157,311
Atmel Corp.+#	288,942	595,221
ATMI, Inc.+#	25,532	787,152
August Technology Corp.+#	12,358	148,543
Axcelis Technologies, Inc.+#	68,865	406,304
Brooks Automation, Inc.+#	31,113	441,805
Cirrus Logic, Inc.+#	58,484	462,024
Cohu, Inc.#	14,877	363,296
Conexant Systems, Inc.+#	323,901	557,110
Credence Systems Corp.+#	56,488	501,049
Cypress Semiconductor Corp.+#	90,570	1,415,609
Diodes, Inc.+#	6,680	242,150
Emcore Corp.+#	25,452	131,078
Emulex Corp.+	57,121	1,230,958
Entegris, Inc.+#	81,455	852,834
Exar Corp.+#	28,721	448,335
Fairchild Semiconductor International, Inc., Class A+	82,273	1,386,300
FormFactor, Inc.+#	23,250	631,702
Genesis Microchip, Inc.+#	22,980	604,144
Helix Technology Corp.#	17,951	281,113
Integrated Circuit Systems, Inc.+	48,085	1,012,670
Integrated Device Technology, Inc.+	72,262	773,203
Integrated Silicon Solution, Inc.+#	25,316	224,300
IXYS Corp.+#	16,979	176,072
Kopin Corp.+#	48,380	313,019
Kulicke & Soffa Industries, Inc.+#	35,586	297,499
Laedis Technology, Inc.+#	12,441	89,078
Lattice Semiconductor Corp.+	78,087	346,706
LTX Corp.+#	42,174	179,661
Mattson Technology, Inc.+#	29,262	277,989
Micrel, Inc.+#	42,704	538,070
Microsemi Corp.+#	42,365	1,020,573
MKS Instruments, Inc.+	22,425	398,268
Monolithic Power Systems, Inc.+#	11,825	95,191
Omnivision Technologies, Inc.+#	39,095	573,133
ON Semiconductor Corp.+#	98,407	565,840
Pericom Semiconductor Corp.+#	18,135	159,769
Photronics, Inc.+	27,469	570,531
PLX Technology, Inc.+#	16,013	151,483
Portalplayer, Inc.+#	10,490	278,300
Power Integrations, Inc.+	20,206	446,957
Rambus, Inc.+#	68,390	718,095
Rudolph Technologies, Inc.+#	8,868	130,094
Semitool, Inc.+	11,427	92,216
Semtech Corp.+#	50,692	828,814
Sigmatel, Inc.+#	24,532	474,694
Sirf Technology Holdings, Inc.+#	24,145	613,283
Skyworks Solutions, Inc.+#	108,265	816,318
Supertex, Inc.+	6,866	199,114
Tessera Technologies, Inc.+#	30,186	1,001,571
TranSwitch Corp.+#	71,217	118,932
Triquint Semiconductor, Inc.+#	95,418	368,313
Ultratech Stepper, Inc.+#	16,441	251,218
Varian Semiconductor Equipment Associates, Inc.+	25,304	1,146,524
Veeco Instruments, Inc.+#	18,100	332,497
Vitesse Semiconductor Corp.+#	149,999	328,498
Volterra Semiconductor Corp.+#	10,472	125,245
Zoran Corp.+#	29,907	471,334

		29,833,354

Telecommunications - 2.92%

Adtran, Inc.#	45,195	1,166,935
Airspan Networks, Inc.+#	26,256	122,616
Alaska Communications Systems Holdings, Inc.#	8,916	96,560
Anaren, Inc.+#	12,850	177,587
Applied Signal Technology, Inc.#	7,807	149,036
Arris Group, Inc.+#	60,435	633,963
Aspect Communications Corp.+	29,777	342,435
Atheros Communications, Inc.+#	23,562	245,045
Audiovox Corp., Class A+	11,734	212,151
Brightpoint, Inc.+	12,458	357,046
Broadwing Corp.+#	44,794	198,437
Centennial Communications Corp., Class A+#	15,142	181,553
Ciena Corp.+#	393,313	884,954
Comtech Telecommunications Corp.+#	14,885	522,463
CT Communications, Inc.#	13,061	150,202
Digi International, Inc.+#	15,516	164,625
Ditech Communications Corp.+#	21,978	161,758
Dobson Communications Corp., Class A+#	77,090	586,655
EndWave Corp.+#	4,694	145,608
Essex Corp.+#	11,757	259,712
Fairpoint Communications, Inc.#	18,655	299,786
Finisar Corp.+#	129,893	116,904
Foundry Networks, Inc.+#	84,112	984,110
General Communication, Inc.+	38,098	410,696
Glenayre Technologies, Inc.+#	45,999	181,236
Globetel Communications Corp.+#	43,853	72,796
Golden Telecom, Inc.#	14,830	437,485
Hungarian Telephone & Cable Corp.+#	2,659	39,912
IDT Corp., Class B+#	40,001	529,213
Intrado, Inc.+#	12,132	181,980
Iowa Telecommunications Services, Inc.#	15,464	287,785
Ixia+#	22,585	405,627
JAMDAT Mobile, Inc.+#	8,161	194,150
Level 3 Communications, Inc.+#	477,226	940,135
MasTec, Inc.+	18,636	215,246
MRV Communications, Inc.+#	71,673	152,663
Netgear, Inc.+#	21,868	484,814
North Pittsburgh Systems, Inc.	10,313	207,807
Novatel Wireless, Inc.+#	19,950	240,797
Plantronics, Inc.#	33,720	1,099,272
Powerwave Technologies, Inc.+#	68,470	717,566
Preformed Line Products Co.	1,694	73,435
Premiere Global Services, Inc.+#	49,478	451,239
Price Communications Corp.+	31,490	525,883
RCN Corp.+#	15,709	375,445
RF Micro Devices, Inc.+#	128,890	844,229
SafeNet, Inc.+#	16,902	540,864
SBA Communcations Corp.+#	50,635	762,057
Shenandoah Telecommunications Co.	4,693	186,828
Sonus Networks, Inc.+#	170,579	803,427
Spectralink Corp.#	13,163	169,671
SureWest Communications#	10,028	276,271
Sycamore Networks, Inc.+	121,300	453,662
Symmetricom, Inc.+#	31,696	275,121
Syniverse Holdings, Inc.+#	12,092	189,482
Talk America Holdings, Inc.+#	18,719	171,653
Tekelec+#	38,840	765,536
Telkonet, Inc.+#	24,413	93,014
Terayon Communication Systems+#	52,834	174,881
Time Warner Telecom, Inc., Class A+#	34,469	265,411
UbiquiTel, Inc.+#	52,216	452,713
USA Mobility, Inc.+#	18,454	519,849
UTStarcom, Inc.+#	68,829	529,983
Valor Communications Group, Inc.	20,176	281,052
ViaSat, Inc.+#	14,835	352,183
Westell Technologies, Inc., Class A+#	37,105	138,402
Zhone Technologies, Inc.+#	40,176	106,466

		24,738,078

Textile - Products - 0.15%

Angelica Corp.#	6,308	139,344
Dixie Group, Inc.+#	7,366	124,633
G&K Services, Inc., Class A	13,319	572,317
Innovo Group, Inc.+#	17,462	37,369
UniFirst Corp.#	6,381	250,709
Wellman, Inc.#	22,300	154,985

		1,279,357

Therapeutics - 1.80%

Abgenix, Inc.+#	61,658	677,621
Amylin Pharmaceuticals, Inc.+#	71,647	2,346,439
AtheroGenics, Inc.+#	25,913	460,215
Bioenvision, Inc.+#	27,790	247,609
BioMarin Pharmaceutical, Inc.+#	50,342	434,452
Cell Therapeutics, Inc.+#	44,378	113,608
CV Therapeutics, Inc.+#	29,829	810,454
Cypress Biosciences, Inc.+#	20,899	287,570
Discovery Laboratories, Inc.+#	36,787	229,551
DOV Pharmaceutical, Inc.+#	15,643	234,958
Eyetech Pharmaceuticals, Inc.+#	23,279	425,540
Inspire Phamaceuticals, Inc.+#	28,913	258,771
Introgen Therapeutics, Inc.+#	12,644	74,347
Ista Pharmaceuticals, Inc.+#	9,379	68,279
Mannkind Corp.+#	11,376	147,433
Medarex, Inc.+#	76,069	764,493
Medicines Co.+#	33,960	751,195
MGI Pharma, Inc.+	49,319	1,329,640
Nabi Biopharmaceuticals+#	40,444	544,781
Neurocrine Biosciences, Inc.+#	25,184	1,153,427
Nitromed, Inc.+#	11,298	213,080
NPS Pharmaceuticals, Inc.+#	26,675	265,950
Nuvelo, Inc.+	28,881	270,904
Onyx Pharmaceuticals, Inc.+#	24,256	483,180
Renovis, Inc.+#	13,236	175,509
Threshold Pharmaceuticals, Inc.+#	3,846	44,460
Trimeris, Inc.+#	12,190	140,063

United Therapeutics Corp.+#	15,551	1,091,836
ViaCell, Inc.+#	5,425	37,921
Vicuron Phamaceuticals, Inc.+	41,832	1,205,180

		15,288,466

Tobacco - 0.15%

Alliance One International, Inc.#	59,517	238,068
Universal Corp.#	17,610	732,928
Vector Group, Ltd.#	17,138	342,760

		1,313,756

Truckers - 0.06%

Frozen Food Express Industries, Inc.+#	10,301	110,221
Hub Group, Inc., Class A+	13,394	431,956

		542,177

Utilities - Communication - 0.15%

Cincinnati Bell, Inc.+	168,914	731,397
Commonwealth Telephone Enterprises, Inc.#	14,557	585,774

		1,317,171

Utilities - Electric - 1.55%

Allete, Inc.#	17,421	788,300
Black Hills Corp.	22,369	931,669
Calpine Corp.+#	369,787	1,135,246
Central Vermont Public Service Corp.#	8,418	160,784
CH Energy Group, Inc.#	10,833	521,067
Cleco Corp.	34,292	788,716
Duquesne Light Holdings, Inc.#	53,297	967,341
El Paso Electric Co.+	32,807	687,635
Empire District Electric Co.#	17,743	421,396
Headwaters, Inc.+#	28,425	1,094,362
Idacorp, Inc.#	29,002	890,361
MGE Energy, Inc.#	14,058	522,817
NorthWestern Corp.#	24,477	763,193
Ormat Technologies, Inc.#	4,946	108,812
Otter Tail Corp.	20,042	601,260
Plug Power, Inc.+#	30,143	222,154
Sierra Pacific Resources+#	80,808	1,178,181
UIL Holdings Corp.#	10,066	533,095
UniSource Energy Corp.	23,751	790,671

		13,107,060

Utilities - Gas, Distribution - 0.59%

EnergySouth, Inc.#	4,673	130,797
Nicor, Inc.#	30,335	1,256,173
Northwest Natural Gas Co.#	18,936	696,466
South Jersey Industries, Inc.	19,213	566,015
Southwest Gas Corp.#	25,855	708,944
WGL Holdings, Inc.	33,467	1,100,060
World Fuel Services Corp.	15,711	513,750

		4,972,205

Utilities - Gas, Pipeline - 0.08%

Aquila, Inc.+	166,228	668,237

Utilities - Miscellaneous - 0.28%

Casella Waste Systems, Inc., Class A+	13,286	175,907
Danielson Holdings Corp.+#	73,979	941,013
Pacific Ethanol, Inc.+#	2,132	17,802
Quantum Fuel Systems Technologies Worldwide, Inc.+#	31,061	144,744
Walter Industries, Inc.#	24,912	1,092,889

		2,372,355

Water Services - 0.21%

American States Water Co.#	11,528	369,242
California Water Service Group#	11,869	471,793
Connecticut Water Service, Inc.#	5,545	141,841
Middlesex Water Co.#	7,822	167,313
Pico Holdings, Inc.+#	5,473	168,349
SJW Corp.	5,255	259,860
Southwest Water Co.#	13,381	177,833

		1,756,231

Total Common Stock
(Cost $717,146,306)		821,301,682

WARRANTS - 0.00%
Finance Companies - 0.00%
Imperial Credit Industries, Inc.
Expires 1/31/08 (Strike Price $2.15) (2)	255	0

Information Processing - Software - 0.00%
Microstrategy, Inc., Expires 6/24/07 (Strike Price $40.00)	491	93

Total Warrants
(Cost $0)		93

CORPORATE BONDS - 0.02%
Metals - 0.02%
Mueller Industries, Inc.:
6.00% due 11/01/14 #	$152,000	148,960

Total Corporate Bonds
(Cost $152,000)		148,960

Total Long-Term Investment Securities (Cost $717,298,306)		821,450,735

SHORT-TERM INVESTMENTS - 27.23%
Collective Investment Pool - 25.65%
Securities Lending Quality Trust (4) (Cost $217,455,080)	217,455,080	217,455,080

Commercial Paper - 1.30%
UBS Finance, Inc.:
3.56% due 09/01/05@	11,000,000	11,000,000

Government Obligations - 0.28%
United States Treasury Bills:
3.21% due 09/15/05@	120,000	119,850
3.25% due 09/29/05@	35,000	34,912
3.27% due 09/01/05@	510,000	510,000
3.27% due 09/22/05@	30,000	29,943
3.28% due 09/22/05@	25,000	24,952
3.28% due 09/29/05@	100,000	99,745
3.31% due 10/13/05@	100,000	99,614
3.32% due 10/13/05@	40,000	39,845
3.38% due 11/03/05@	1,190,000	1,183,109
3.39% due 11/03/05@	160,000	159,073
3.40% due 11/03/05@	15,000	14,913
3.44% due 11/03/05@	52,000	51,699

		2,367,655

Total Short-Term Investments
(Cost $230,822,551)		230,822,735

REPURCHASE AGREEMENT - 1.31%

Agreement with State Street & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $11,097,036 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest 2.30%, due 11/14/05 and having an approximate value of $11,428,901 (Cost $11,096,000)@	11,096,000	11,096,000

TOTAL INVESTMENTS
(Cost $959,216,857) (5)	125,47%	1,063,369,470
Liabilities in excess of other assets	(25.47)%	(215,847,581)

NET ASSETS	100.00%	$847,521,889

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	Illiquid security
(3)	Security represents an investment in an affiliated company (see Note 3).
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2005	Unrealized Appreciation (Depreciation)
76 Long	Russell 2000 Index	September 2005	$25,394,275	$25,353,600	$(40,675)

See Notes to Schedule of Investments

SOCIAL AWARENESS FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.00%
Advertising - 0.10%

Omnicom Group, Inc.	4,850	$390,134

Apparel & Products - 0.59%

Chico’s FAS, Inc.+	5,490	190,558
Nike, Inc., Class B	22,770	1,796,781
Reebok International, Ltd.	4,650	261,795

		2,249,134

Automotive - 1.29%

Danaher Corp.	75,420	4,039,495
Delphi Corp.#	142,590	791,375
Goodyear Tire & Rubber Co.+#	6,670	112,056

		4,942,926

Banks - 4.11%

Bank of America Corp.	222,046	9,554,639
Huntington Bancshares, Inc.	20,480	491,315
Synovus Financial Corp.	27,920	803,259
Wells Fargo & Co.	81,990	4,888,244

		15,737,457

Beverages - 3.30%

Coca-Cola Co.	161,070	7,087,080
Coca-Cola Enterprises, Inc.	39,825	890,089
Pepsi Bottling Group, Inc.#	29,700	875,556
PepsiCo, Inc.	69,010	3,785,198

		12,637,923

Broadcasting - 0.41%

Comcast Corp., Class A+	49,140	1,511,055
Univision Communications, Inc., Class A+	2,450	65,905

		1,576,960

Building Materials - 0.37%

American Standard Cos., Inc.	5,830	265,848
Masco Corp.	31,380	962,738
USG Corp.+#	2,820	177,237

		1,405,823

Chemical - 1.73%

Ashland, Inc.	26,750	1,626,132
Ecolab, Inc.	34,630	1,142,790
FMC Corp.+	1,320	75,187
PPG Industries, Inc.	30,155	1,899,162
Rohm & Haas Co.	42,885	1,861,638

		6,604,909

Commercial Services - 0.53%

Cendant Corp.	83,680	1,702,051
Crown Holdings, Inc.+	19,900	336,111

		2,038,162

Conglomerates - 6.28%

3M Co.	67,960	4,835,354
General Electric Co.	453,745	15,250,369
Tyco International, Ltd.	141,550	3,939,337

		24,025,060

Drugs - 5.28%

Barr Pharmaceuticals, Inc.+	10,030	457,468
Caremark Rx, Inc.+	91,470	4,274,393
Eli Lilly & Co.	21,760	1,197,235
Forest Laboratories, Inc.+	12,630	560,772
Kos Pharmaceuticals, Inc.+#	7,220	491,827
Merck & Co., Inc.	131,120	3,701,518
Pfizer, Inc.	339,890	8,656,998
Watson Pharmaceuticals, Inc.+	25,820	890,274

		20,230,485

Electronics/Electrical Equipment - 2.37%

Arrow Electronics, Inc.+	19,660	586,261
Emerson Electric Co.	57,165	3,846,061
Jabil Circuit, Inc.+	7,140	210,202
Johnson Controls, Inc.	21,360	1,281,173
Parker Hannifin Corp.	10,550	679,842
PerkinElmer, Inc.	14,280	295,596
Solectron Corp.+	66,200	271,420
Symbol Technologies, Inc.	12,210	112,088
Thermo Electron Corp.+	29,370	819,423
Xerox Corp.+	71,220	955,060

		9,057,126

Financial Services - 9.83%

A.G. Edwards, Inc.	8,720	394,231
American Express Co.	76,120	4,204,869
Capital One Financial Corp.	37,030	3,045,347
Chicago Merchantile Exchange Holdings, Inc.	2,030	563,528
Citigroup, Inc.@	260,325	11,394,425
Fannie Mae	98,160	5,010,086
Freddie Mac	38,410	2,319,196
JPMorgan Chase & Co.	191,863	6,502,237
Morgan Stanley	82,680	4,205,932

		37,639,851

Foods - 0.68%

Dean Foods Co.+	3,860	142,588
General Mills, Inc.#	14,630	674,736
Pilgrims Pride Corp.#	3,320	112,548
Sysco Corp.	50,530	1,686,691

		2,616,563

Freight - 1.33%

JB Hunt Transport Services, Inc.	26,670	481,927

Overseas Shipholding Group, Inc.#	26,920	1,646,158
United Parcel Service, Inc., Class B	41,721	2,957,602

		5,085,687

Hardware & Tools - 0.43%

Black & Decker Corp.	19,440	1,658,232

Home Builders - 0.30%

Lennar Corp.	5,040	312,984
Meritage Corp.+#	2,350	183,982
NVR, Inc.+	300	265,500
Ryland Group, Inc.#	5,240	379,166

		1,141,632

Hospital Supplies - 3.97%

AmerisourceBergen Corp.#	1,540	114,992
Cardinal Health, Inc.	34,400	2,050,584
Johnson & Johnson	158,040	10,018,155
St. Jude Medical, Inc.+	65,650	3,013,335

		15,197,066

Household Products - 4.75%

American Greetings Corp., Class A	10,830	274,974
Avon Products, Inc.	62,240	2,042,717
Colgate-Palmolive Co.	33,250	1,745,625
Gillette Co.	104,900	5,650,963
Procter & Gamble Co.	152,655	8,469,299

		18,183,578

Information Processing - Hardware - 4.85%

Apple Computer, Inc.+	16,560	777,161
Dell, Inc.+	171,810	6,116,436
Hewlett-Packard Co.	138,620	3,848,091
International Business Machines Corp.	76,750	6,187,585
Juniper Networks, Inc.+	6,640	150,994
Lexmark International, Inc., Class A+	23,522	1,481,415
Seagate Technology, Inc.+(1)(4)	22,401	0

		18,561,682

Information Processing - Services - 1.64%

Computer Sciences Corp.+	17,110	762,250
eBay, Inc.+	72,170	2,922,163
Monster Worldwide, Inc.+#	10,970	342,703
Symantec Corp.+	52,059	1,092,198
Yahoo!, Inc.+	34,470	1,149,230

		6,268,544

Information Processing - Software - 5.24%

Adobe Systems, Inc.	38,250	1,034,280
Global Payments, Inc.	1,220	80,252
Mercury Interactive Corp.+	9,890	362,666
Microsoft Corp.	474,755	13,008,287
Oracle Corp.+	428,840	5,562,055

		20,047,540

Insurance - 7.98%

ACE, Ltd.	14,590	647,942
Aetna, Inc.	57,780	4,603,333
AFLAC, Inc.	78,555	3,395,147
Allstate Corp.	86,925	4,886,054
American International Group, Inc.(3)	42,160	2,495,872
Chubb Corp.	20,680	1,798,333
Hartford Financial Services Group, Inc.	58,200	4,251,510
Progressive Corp.	9,360	902,398
Safeco Corp.	3,320	173,105
St. Paul Travelers Cos., Inc.	88,700	3,814,987
UnitedHealth Group, Inc.	32,110	1,653,665
WellPoint, Inc.+	25,790	1,914,907

		30,537,253

Leisure & Tourism - 2.00%

Darden Restaurants, Inc.	4,260	133,807
Marriott International, Inc., Class A	25,230	1,594,788
McDonald’s Corp.	112,450	3,649,002
Sabre Holdings Corp., Class A#	47,950	919,681
SCP Pool Corp.#	1,070	39,162
Sonic Corp.+	1,650	50,474
Yum! Brands, Inc.	27,070	1,282,577

		7,669,491

Machinery - 0.87%

Illinois Tool Works, Inc.	39,598	3,337,319

Medical Technology - 0.44%

Boston Scientific Corp.+	31,470	845,914
Guidant Corp.	7,320	517,085
Zimmer Holdings, Inc.+	3,860	317,176

		1,680,175

Metals - 1.06%

Freeport-McMoRan Copper & Gold, Inc., Class B	67,240	2,835,511
Southern Peru Copper Corp. ADR#	25,180	1,233,316

		4,068,827

Multimedia - 2.56%

Gannett Co., Inc.	8,680	631,210

Time Warner, Inc.	342,900	6,144,768
Viacom, Inc., Class B	89,260	3,033,947

		9,809,925

Oil & Gas - 6.23%

Cooper Cameron Corp.+	26,770	1,931,455
Equitable Resources, Inc.	12,430	937,222
Grant Prideco, Inc.+#	65,270	2,405,852
Nabors Industries, Ltd.+	32,165	2,155,055
Noble Corp.#	57,600	4,106,880
ONEOK, Inc.#	14,190	482,460
Patterson-UTI Energy, Inc.	40,910	1,391,758
Rowan Cos., Inc.	13,500	502,200
Schlumberger, Ltd.	62,820	5,416,969
Tidewater, Inc.#	19,840	883,674
Transocean, Inc.+	61,770	3,646,901

		23,860,426

Publishing - 0.66%

Knight-Ridder, Inc.#	3,410	218,513
R. R. Donnelley & Sons Co.	15,780	589,541
Tribune Co.#	40,420	1,518,579
Washington Post Co., Class B#	230	191,360

		2,517,993

Railroads & Equipment - 0.19%

CSX Corp.	16,420	721,331

Real Estate Investment Trusts - 1.33%

Annaly Mtg. Management, Inc.#	45,870	697,224
Camden Property Trust	5,040	263,592
Equity Office Properties Trust	82,090	2,733,597
Hospitality Properties Trust	12,240	530,726
iStar Financial, Inc.	15,280	633,662
Mack-Cali Realty Corp.	5,280	232,584

		5,091,385

Retail - 4.62%

Albertson’s, Inc.#	6,010	120,981
American Eagle Outfitters, Inc.	17,960	514,195
Best Buy Co., Inc.	48,972	2,334,006
Costco Wholesale Corp.	13,450	584,268
Family Dollar Stores, Inc.	7,690	152,877
Federated Department Stores, Inc.	3,900	269,022
Gap, Inc.	56,430	1,072,734
Kroger Co.+	39,060	771,045
Michaels Stores, Inc.	2,480	90,024
Neiman Marcus Group, Inc., Class A#	210	20,769
OfficeMax, Inc.#	16,790	496,145
Rite Aid Corp.+#	27,280	111,302
Ross Stores, Inc.#	22,940	570,747
Target Corp.	43,100	2,316,625
Wal-Mart Stores, Inc.	183,595	8,254,431

		17,679,171

Semiconductors - 2.71%

Analog Devices, Inc.	29,440	1,073,088
Applied Materials, Inc.	16,800	307,608
Broadcom Corp., Class A+	19,240	836,940
Intel Corp.	224,820	5,782,370
KLA-Tencor Corp.	15,450	784,242
Lam Research Corp.+#	11,430	362,331
National Semiconductor Corp.	36,700	914,931
Novellus Systems, Inc.+	12,180	326,546

		10,388,056

Telecommunications - 3.07%

CenturyTel, Inc.	26,330	945,247
Citizens Communications Co.	27,360	373,190
QUALCOMM, Inc.	89,240	3,543,721
Scientific-Atlanta, Inc.#	4,250	162,605
Verizon Communications, Inc.	205,623	6,725,928

		11,750,691

Therapeutics - 1.02%

Gilead Sciences, Inc.+	90,790	3,903,970

Utilities - Communication - 1.20%

AT&T Corp.	97,630	1,921,358
Sprint Corp.	102,620	2,660,937

		4,582,295

Utilities - Electric - 1.24%

NiSource, Inc.	60,430	1,458,780
NRG Energy, Inc.+#	40,530	1,622,011
OGE Energy Corp.#	13,610	395,098
Puget Energy, Inc.	55,260	1,258,270

		4,734,159

Utilities - Gas, Distribution - 0.10%

KeySpan Corp.	9,990	381,318

Utilities - Gas, Pipeline - 0.34%

National Fuel Gas Co.#	42,980	1,294,128

Total Long-Term Investment Securities
(Cost $357,118,099)		371,304,387

SHORT-TERM INVESTMENTS - 4.10%
Collective Investment Pool - 2.53%

Securities Lending Quality Trust (2)	$9,698,384	9,698,384

Commercial Paper - 1.31%

UBS Finance, Inc.:
3.56% due 09/01/05@	5,000,000	5,000,000

Government Obligations - 0.26%

United States Treasury Bills:
3.32% due 09/01/05@	1,000,000	1,000,000

Total Short-Term Investment Securities
(Cost $15,698,384)		15,698,384

REPURCHASE AGREEMENT - 1.34%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $5,129,479 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.88%, due 06/08/07 and having an approximate value of $5,283,189

(Cost $5,129,000)@	5,129,000	5,129,000

TOTAL INVESTMENTS
(Cost $377,935,711)	102.44%	392,131,771
Liabilities in excess of other assets	(2.44)%	(9,332,521)

NET ASSETS	100.00%	$382,799,250

+	Non-income producing
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Security represents an investment is an affiliated company (see Note 3).
(4)	Illiquid security
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2005	Unrealized Appreciation (Depreciation)
39 Long	S & P 500 Index	September 2005	$11,889,375	$11,908,650	$19,275

See Notes to Schedule of Investments

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 99.39%
Advertising - 0.18%

Interpublic Group of Cos., Inc.+	171,800	$2,083,934
Omnicom Group, Inc.	74,500	5,992,780

		8,076,714

Aerospace/Defense - 2.21%

Boeing Co.	335,800	22,505,316
General Dynamics Corp.	81,500	9,339,085
Goodrich Corp.	49,000	2,245,180
Honeywell International, Inc.	346,600	13,267,848
L-3 Communications Holdings, Inc.	48,300	3,954,804
Lockheed Martin Corp.	164,200	10,219,808
Northrop Grumman Corp.	146,000	8,189,140
Raytheon Co.	183,800	7,208,636
Rockwell Collins, Inc.	72,500	3,489,425
United Technologies Corp.	416,000	20,800,000

		101,219,242

Airlines - 0.09%

Southwest Airlines Co.	299,800	3,993,336

Apparel & Products - 0.51%

Coach, Inc.+	153,200	5,084,708
Jones Apparel Group, Inc.	49,100	1,383,638
Liz Claiborne, Inc.	44,200	1,813,526
Nike, Inc., Class B	92,800	7,322,848
Reebok International, Ltd.	22,800	1,283,640
TJX Cos., Inc.	191,100	3,995,901
VF Corp.	40,700	2,413,917

		23,298,178

Appliances/Furnishings - 0.10%

Leggett & Platt, Inc.	77,100	1,866,591
Maytag Corp.#	32,400	612,360
Whirlpool Corp.	27,200	2,068,560

		4,547,511

Automotive - 0.71%

AutoNation, Inc.+	90,800	1,889,548
AutoZone, Inc.+	26,700	2,523,150
Cooper Tire & Rubber Co.	26,000	439,400
Danaher Corp.#	111,800	5,988,008
Delphi Corp.	228,000	1,265,400
Ford Motor Co.	747,900	7,456,563
General Motors Corp.#	229,800	7,856,862
Genuine Parts Co.#	71,000	3,253,220
Goodyear Tire & Rubber Co.+#	71,600	1,202,880
Visteon Corp.	52,300	516,724

		32,391,755

Banks - 6.15%

AmSouth Bancorp.	143,500	3,776,920
Bank of America Corp.	1,634,400	70,328,232
Bank of New York Co., Inc.	316,400	9,672,348
BB&T Corp.	222,100	9,010,597
Comerica, Inc.#	68,700	4,155,663
Compass Bancshares, Inc.	50,400	2,359,224
Fifth Third Bancorp.	212,100	8,783,061
First Horizon National Corp.#	50,500	1,973,540
Huntington Bancshares, Inc.#	94,500	2,267,055
KeyCorp.	165,700	5,487,984
M&T Bank Corp.	39,800	4,243,476
Marshall & Ilsley Corp.#	86,600	3,790,482
Mellon Financial Corp.	172,000	5,581,400
National City Corp.#	241,600	8,849,808
North Fork Bancorp., Inc.	194,200	5,338,558
Northern Trust Corp.	82,700	4,121,768
PNC Financial Services Group	115,300	6,483,319
Providian Financial Corp.+#	119,500	2,222,700
Regions Financial Corp.#	188,600	6,170,992
State Street Bank & Trust Co.	134,600	6,505,218
SunTrust Banks, Inc.	138,100	9,705,668
Synovus Financial Corp.#	126,500	3,639,405
U.S. Bancorp.	744,800	21,763,056
Wachovia Corp.	640,600	31,786,572
Wells Fargo & Co.	685,700	40,881,434
Zions Bancorp.#	36,500	2,549,890

		281,448,370

Beverages - 2.26%

Anheuser-Busch Cos., Inc.	315,500	13,979,805
Brown-Forman Corp., Class B	36,700	2,078,321
Coca-Cola Co.	919,800	40,471,200
Coca-Cola Enterprises, Inc.	143,500	3,207,225
Constellation Brands, Inc., Class A+	79,600	2,190,592
Molson Coors Brewing Co.	32,000	2,051,520
Pepsi Bottling Group, Inc.#	79,700	2,349,556
PepsiCo, Inc.	680,500	37,325,425

		103,653,644

Broadcasting - 0.82%

Clear Channel Communications, Inc.	207,200	6,899,760
Comcast Corp., Class A+	896,300	27,561,225
Univision Communications, Inc., Class A+	118,200	3,179,580

		37,640,565

Building Materials - 0.31%

American Standard Cos., Inc.	72,700	3,315,120
Masco Corp.	176,200	5,405,816
Sherwin-Williams Co.	50,900	2,359,724
Vulcan Materials Co.	41,600	2,988,960

		14,069,620

Chemical - 1.51%

Air Products & Chemicals, Inc.	93,200	5,163,280
Ashland, Inc.	27,300	1,659,567

Dow Chemical Co.	390,600	16,873,920
E.I. du Pont de Nemours and Co.	404,800	16,017,936
Eastman Chemical Co.	32,700	1,568,619
Ecolab, Inc.	89,300	2,946,900
Engelhard Corp.	49,100	1,396,895
Hercules, Inc.+	46,000	586,500
Monsanto Co.	108,900	6,952,176
PPG Industries, Inc.	69,800	4,396,004
Praxair, Inc.	131,500	6,351,450
Rohm & Haas Co.#	78,500	3,407,685
Sigma-Aldrich Corp.	28,000	1,747,200

		69,068,132

Commercial Services - 0.58%

Ball Corp.#	44,800	1,680,448
Cendant Corp.	427,300	8,691,282
Cintas Corp.	60,900	2,512,125
Convergys Corp.+	57,900	823,338
Fluor Corp.	35,200	2,179,232
Moody’s Corp.	112,200	5,510,142
Paychex, Inc.	144,500	4,931,785

		26,328,352

Conglomerates - 4.53%

3M Co.	312,700	22,248,605
Eaton Corp.	61,300	3,918,296
General Electric Co. @	4,310,400	144,872,544
ITT Industries, Inc.	37,600	4,102,912
Loews Corp.	64,900	5,691,081
Textron, Inc.	54,900	3,914,370
Tyco International, Ltd.	820,700	22,840,081

		207,587,889

Drugs - 5.18%

Abbott Laboratories	630,200	28,440,926
Allergan, Inc.	53,000	4,878,650
Bristol-Myers Squibb Co.	794,200	19,434,074
Caremark Rx, Inc.+	184,300	8,612,339
Eli Lilly & Co.	460,500	25,336,710
Forest Laboratories, Inc.+	138,300	6,140,520
King Pharmaceuticals, Inc.+#	98,200	1,443,540
Merck & Co., Inc.	895,400	25,277,142
Mylan Laboratories, Inc.#	88,600	1,629,354
Pfizer, Inc. @	3,021,800	76,965,246
Schering-Plough Corp.#	599,500	12,835,295
Watson Pharmaceuticals, Inc.+	42,400	1,461,952
Wyeth	543,900	24,905,181

		237,360,929

Electronics/Electrical Equipment - 1.40%

Agilent Technologies, Inc.+	175,700	5,650,512
American Power Conversion Corp.#	73,700	1,928,729
Applera Corp. - Applied Biosystems Group	80,300	1,726,450
Comverse Technology, Inc.+	81,300	2,095,914
Emerson Electric Co.	169,400	11,397,232
Fisher Scientific International, Inc.+	48,900	3,153,072
Jabil Circuit, Inc.+	74,800	2,202,112
JDS Uniphase Corp.+#	669,800	1,064,982
Johnson Controls, Inc.	78,100	4,684,438
Millipore Corp.+	20,400	1,304,580
Molex, Inc.	68,300	1,827,708
NVIDIA Corp.+#	68,600	2,104,648
Parker Hannifin Corp.	48,900	3,151,116
Perkinelmer, Inc.	52,700	1,090,890
Pitney Bowes, Inc.	93,500	4,043,875
PMC-Sierra, Inc.+	73,400	622,432
Sanmina-SCI Corp.+	213,500	1,082,445
Solectron Corp.+	395,100	1,619,910
Symbol Technologies, Inc.	104,869	962,697
Tektronix, Inc.#	36,000	909,720
Thermo Electron Corp.+	65,600	1,830,240
W. W. Grainger, Inc.	34,000	2,186,880
Waters Corp.+	47,700	2,168,919
Xerox Corp.+	389,400	5,221,854

		64,031,355

Finance Companies - 0.47%

MBNA Corp.	515,200	12,983,040
SLM Corp.	170,500	8,482,375

		21,465,415

Financial Services - 7.39%

American Express Co.	475,900	26,288,716
Bear Stearns Cos., Inc.	46,200	4,643,100
Capital One Financial Corp.	116,800	9,605,632
Charles Schwab Corp.	463,100	6,265,743
CIT Group, Inc.#	85,500	3,871,440
Citigroup, Inc.	2,114,200	92,538,534
Countrywide Financial Corp.	238,800	8,069,052
E*TRADE Group, Inc.+	149,700	2,395,200
Equifax, Inc.	52,800	1,744,512
Fannie Mae	393,300	20,074,032
Federated Investors, Inc., Class B	38,600	1,198,916
Franklin Resources, Inc.#	80,600	6,483,464
Freddie Mac	280,600	16,942,628
Goldman Sachs Group, Inc.	179,500	19,956,810
H & R Block, Inc.	134,400	3,622,080
Janus Capital Group, Inc.	92,300	1,304,199
JPMorgan Chase & Co.	1,430,000	48,462,700
Lehman Brothers Holdings, Inc.	112,400	11,876,184
Merrill Lynch & Co., Inc.	384,200	21,960,872
Morgan Stanley	445,200	22,647,324
Principal Financial Group, Inc.	119,400	5,468,520
T. Rowe Price Group, Inc.#	50,300	3,168,900

		338,588,558

Foods - 1.36%

Archer-Daniels-Midland Co.	253,500	5,706,285
Campbell Soup Co.	132,000	3,880,800

ConAgra Foods, Inc.	210,500	4,805,715
General Mills, Inc.	150,300	6,931,836
H J Heinz Co.	142,300	5,111,416
Hershey Foods Corp.	88,400	5,223,556
Kellogg Co.	142,100	6,441,393
McCormick & Co., Inc.#	55,000	1,865,050
Sara Lee Corp.	320,000	6,080,000
Sysco Corp.	257,200	8,585,336
Tyson Foods, Inc., Class A	102,100	1,815,338
Wm. Wrigley Jr. Co.	79,600	5,655,580

		62,102,305

Freight - 0.94%

FedEx Corp.	122,700	9,992,688
Ryder System, Inc.	26,200	919,358
United Parcel Service, Inc., Class B	452,700	32,091,903

		43,003,949

Hardware & Tools - 0.11%

Black & Decker Corp.	32,600	2,780,780
Snap-on, Inc.#	23,500	834,250
Stanley Works	30,700	1,404,525

		5,019,555

Healthcare - 0.38%

Bausch & Lomb, Inc.	21,800	1,652,222
Laboratory Corp. of America Holdings+	54,800	2,702,736
Manor Care, Inc.	32,200	1,270,934
McKesson Corp.	119,900	5,595,733
Medco Health Solutions, Inc.+	122,500	6,035,575

		17,257,200

Heavy Duty Trucks/Parts - 0.14%

Dana Corp.	61,100	822,406
Navistar International Corp.+	26,800	856,528
PACCAR, Inc.	70,600	4,947,648

		6,626,582

Home Builders - 0.31%

Centex Corp.	51,900	3,516,225
DR Horton, Inc.	110,400	4,075,968
KB Home	33,900	2,514,024
Pulte Homes, Inc.	48,200	4,154,840

		14,261,057

Hospital Management - 0.29%

HCA, Inc.	170,300	8,395,790
Health Management Associates, Inc., Class A	100,300	2,439,296
Tenet Healthcare Corp.+	190,500	2,320,290

		13,155,376

Hospital Supplies - 3.14%

AmerisourceBergen Corp.#	42,900	3,203,343
Becton, Dickinson and Co.	102,600	5,399,838
Cardinal Health, Inc.#	174,000	10,372,140
CR Bard, Inc.	42,800	2,753,324
Hospira, Inc.+	64,300	2,561,712
Johnson & Johnson	1,208,300	76,594,137
Medtronic, Inc.	491,500	28,015,500
St. Jude Medical, Inc.+	147,200	6,756,480
Stryker Corp.	152,300	8,307,965

		143,964,439

Household Products - 2.65%

Alberto-Culver Co., Class B	34,800	1,494,660
Avon Products, Inc.	191,800	6,294,876
Clorox Co.	62,700	3,609,639
Colgate-Palmolive Co.	212,600	11,161,500
Fortune Brands, Inc.	59,200	5,149,216
Gillette Co.	405,400	21,838,898
International Flavors & Fragrances, Inc.	36,000	1,299,600
Kimberly-Clark Corp.	194,400	12,115,008
Newell Rubbermaid, Inc.#	111,900	2,621,817
Procter & Gamble Co.#	1,005,700	55,796,236

		121,381,450

Human Resources - 0.05%

Robert Half International, Inc.	64,800	2,182,464

Information Processing - Hardware - 3.51%

Apple Computer, Inc.+	334,800	15,712,164
Dell, Inc.+	983,900	35,026,840
EMC Corp.+	976,500	12,557,790
Gateway, Inc.+#	120,800	367,232
Hewlett-Packard Co.	1,173,001	32,562,508
International Business Machines Corp.	655,600	52,854,472
Lexmark International, Inc., Class A+#	48,200	3,035,636
Network Appliance, Inc.+	148,800	3,532,512
Sun Microsystems, Inc.+	1,384,200	5,259,960

		160,909,114

Information Processing - Services - 1.75%

Affiliated Computer Services, Inc., Class A+	51,400	2,670,230
Computer Sciences Corp.+	74,800	3,332,340
eBay, Inc.+	493,700	19,989,913
Electronic Data Systems Corp.	210,800	4,721,920
First Data Corp.	316,400	13,146,420
Fiserv, Inc.+#	77,800	3,490,886
Monster Worldwide, Inc.+	49,100	1,533,884
NCR Corp.+	75,900	2,597,298
Symantec Corp.+	484,360	10,161,873

Unisys Corp.+	137,800	916,370
Yahoo!, Inc.+	533,400	17,783,556

		80,344,690

Information Processing - Software - 3.85%

Adobe Systems, Inc.#	198,700	5,372,848
Autodesk, Inc.#	92,900	4,013,280
Automatic Data Processing, Inc.	237,000	10,131,750
BMC Software, Inc.+	90,000	1,800,000
Citrix Systems, Inc.+#	68,800	1,637,440
Computer Associates International, Inc.	216,300	5,831,448
Compuware Corp.+	157,800	1,429,668
IMS Health, Inc.	92,100	2,505,120
Intuit, Inc.+#	75,300	3,451,752
Mercury Interactive Corp.+	35,200	1,290,784
Microsoft Corp. @	4,083,700	111,893,380
Novell, Inc.+#	154,800	1,018,584
Oracle Corp.+	1,797,000	23,307,090
Parametric Technology Corp.+	110,500	669,630
Siebel Systems, Inc.	209,900	1,731,675

		176,084,449

Insurance - 5.70%

ACE, Ltd.#	116,900	5,191,529
Aetna, Inc.	118,000	9,401,060
AFLAC, Inc.	203,900	8,812,558
Allstate Corp.	271,500	15,261,015
AMBAC Financial Group, Inc.	44,100	3,024,378
American International Group, Inc. (1)	1,054,600	62,432,320
Aon Corp.#	129,100	3,862,672
Chubb Corp.	79,400	6,904,624
CIGNA Corp.	53,100	6,123,492
Cincinnati Financial Corp.	67,745	2,776,190
Coventry Health Care, Inc.+	43,600	3,488,000
Hartford Financial Services Group, Inc.	120,500	8,802,525
Humana, Inc.+	65,700	3,164,112
Jefferson-Pilot Corp.	55,300	2,750,069
Lincoln National Corp.	70,600	3,501,054
Marsh & McLennan Cos., Inc.	216,500	6,072,825
MBIA, Inc.	55,100	3,194,147
MetLife, Inc.#	298,000	14,596,040
MGIC Investment Corp.	38,400	2,397,312
Progressive Corp.	80,800	7,789,928
Prudential Financial, Inc.	212,100	13,652,877
Safeco Corp.	51,900	2,706,066
St. Paul Travelers Cos., Inc.	273,800	11,776,138
Torchmark Corp.	42,400	2,236,176
UnitedHealth Group, Inc.	514,500	26,496,750
UnumProvident Corp.#	121,100	2,339,652
WellPoint, Inc.+	248,900	18,480,825
Xl Capital, Ltd., Class A	57,000	3,961,500

		261,195,834

Leisure & Tourism - 1.91%

Brunswick Corp.#	39,500	1,738,000
Carnival Corp.	214,100	10,563,694
Darden Restaurants, Inc.	59,300	1,862,613
Electronic Arts, Inc.+	124,500	7,131,360
Harley-Davidson, Inc.	115,600	5,694,456
Harrah’s Entertainment, Inc.#	73,800	5,133,528
Hasbro, Inc.	68,200	1,411,740
Hilton Hotels Corp.	155,200	3,595,984
International Game Technology	139,700	3,872,484
Marriott International, Inc., Class A	80,700	5,101,047
Mattel, Inc.	167,300	3,016,419
McDonald’s Corp.	515,100	16,714,995
Sabre Holdings Corp., Class A	53,300	1,022,294
Starbucks Corp.+	158,400	7,767,936
Starwood Hotels & Resorts Worldwide, Inc., Class B	87,800	5,118,740
Wendy’s International, Inc.	46,800	2,206,152
Yum! Brands, Inc.	117,800	5,581,364

		87,532,806

Machinery - 1.08%

Caterpillar, Inc.	277,700	15,409,573
Cooper Industries, Ltd., Class A	37,800	2,511,432
Cummins, Inc.#	17,800	1,539,166
Deere & Co.	100,100	6,544,538
Dover Corp.	82,800	3,369,960
Illinois Tool Works, Inc.	111,000	9,355,080
Ingersoll-Rand Co., Class A	68,500	5,453,970
Pall Corp.	50,600	1,447,160
Rockwell Automation, Inc.	71,000	3,694,840

		49,325,719

Medical - Biomedical/Gene - 1.23%

Amgen, Inc.+#	502,900	40,181,710
Biogen Idec, Inc.+	140,000	5,901,000
Genzyme Corp.+	102,500	7,294,925
MedImmune, Inc.+	100,700	3,013,951

		56,391,586

Medical Technology - 1.00%

Baxter International, Inc.	252,200	10,171,226
Biomet, Inc.	102,300	3,773,847
Boston Scientific Corp.+	304,700	8,190,336
Chiron Corp.+	60,200	2,193,688
Guidant Corp.	132,000	9,324,480
Quest Diagnostics, Inc.	74,100	3,703,518
Zimmer Holdings, Inc.+	100,300	8,241,651

		45,598,746

Metals - 0.51%

Alcoa, Inc.	354,400	9,494,376
Allegheny Technologies, Inc.	36,500	1,008,130
Freeport-McMoRan Copper & Gold, Inc., Class B	73,100	3,082,627

Nucor Corp.	65,100	3,676,848
Phelps Dodge Corp.	39,300	4,225,929
United States Steel Corp.#	46,400	1,945,088

		23,432,998

Mining - 0.16%

Newmont Mining Corp.	181,200	7,171,896

Multimedia - 2.44%

Gannett Co., Inc.	101,000	7,344,720
McGraw-Hill Cos., Inc.	152,200	7,339,084
Meredith Corp.	18,300	898,530
News Corp., Class A	1,172,200	19,001,362
Time Warner, Inc.	1,904,300	34,125,056
Viacom, Inc., Class B	655,200	22,270,248
Walt Disney Co.	829,600	20,897,624

		111,876,624

Oil & Gas - 9.49%

Amerada Hess Corp.	34,800	4,423,080
Anadarko Petroleum Corp.	95,700	8,696,259
Apache Corp.	133,300	9,546,946
Baker Hughes, Inc.	137,700	8,089,875
BJ Services Co.	65,900	4,156,972
Burlington Resources, Inc.	156,600	11,555,514
ChevronTexaco Corp.	921,000	56,549,400
ConocoPhillips	565,800	37,308,852
Devon Energy Corp.	192,500	11,698,225
Dynegy, Inc., Class A+#	135,000	588,600
El Paso Corp.#	261,900	3,038,040
EOG Resources, Inc.	97,200	6,204,276
Exxon Mobil Corp. @	2,587,100	154,967,290
Halliburton Co.	205,500	12,734,835
Kerr-McGee Corp.	47,400	4,172,622
Kinder Morgan, Inc.	44,200	4,219,774
Marathon Oil Corp.	148,500	9,550,035
Murphy Oil Corp.	66,800	3,650,620
Nabors Industries, Ltd.+	60,500	4,053,500
National-Oilwell Varco, Inc.+	69,900	4,488,279
Noble Corp.	55,300	3,942,890
Occidental Petroleum Corp.	161,800	13,434,254
Peoples Energy Corp.#	15,500	644,335
Rowan Cos., Inc.	44,100	1,640,520
Schlumberger, Ltd.	239,400	20,643,462
Sunoco, Inc.	55,900	4,063,930
Transocean, Inc.+	132,500	7,822,800
Valero Energy Corp.#	122,300	13,024,950
Weatherford International, Ltd.+#	56,300	3,812,073
XTO Energy, Inc.	146,666	5,837,307

		434,559,515

Paper/Forest Products - 0.66%

Avery Dennison Corp.	41,400	2,212,416
Bemis Co., Inc.	43,600	1,140,140
Georgia-Pacific Corp.	105,800	3,395,122
International Paper Co.	199,300	6,148,405
Louisiana-Pacific Corp.	45,100	1,140,579
Meadwestvaco Corp.	75,800	2,195,926
Pactiv Corp.+#	60,700	1,178,187
Plum Creek Timber Co., Inc.	74,800	2,748,900
Sealed Air Corp.+#	34,100	1,730,575
Temple-Inland, Inc.	45,900	1,766,691
Weyerhaeuser Co.	99,600	6,475,992

		30,132,933

Photography - 0.06%

Eastman Kodak Co.#	116,600	2,841,542

Pollution Control - 0.16%

Allied Waste Industries, Inc.+#	110,100	878,598
Waste Management, Inc.	230,800	6,330,844

		7,209,442

Publishing - 0.28%

Dow Jones & Co., Inc.#	28,900	1,180,565
Knight-Ridder, Inc.	28,300	1,813,464
New York Times Co., Class A#	59,200	1,890,256
R. R. Donnelley & Sons Co.	86,700	3,239,112
Tribune Co.	121,200	4,553,484

		12,676,881

Railroads & Equipment - 0.55%

Burlington Northern Santa Fe Corp.	153,000	8,112,060
CSX Corp.	88,100	3,870,233
Norfolk Southern Corp.	164,300	5,850,723
Union Pacific Corp.	106,900	7,298,063

		25,131,079

Real Estate Investment Trusts - 0.69%

Apartment Investment & Management Co., Class A	38,800	1,548,120
Archstone-Smith Trust	80,900	3,260,270
Equity Office Properties Trust	165,700	5,517,810
Equity Residential	116,500	4,400,205
Prologis Trust#	75,900	3,302,409
Public Storage, Inc.	42,000	2,835,840
Simon Property Group, Inc. #	89,300	6,793,051
Vornado Realty Trust	47,400	4,077,348

		31,735,053

Retail - 5.77%

Albertson’s, Inc.#	149,700	3,013,461
Bed Bath & Beyond, Inc.+	120,000	4,866,000
Best Buy Co., Inc.	182,000	8,674,120
Big Lots, Inc.+#	46,300	546,803
Circuit City Stores, Inc.	77,800	1,314,042
Costco Wholesale Corp.	194,100	8,431,704
CVS Corp.	329,200	9,668,604
Dillard’s, Inc., Class A#	29,200	657,292
Dollar General Corp.	122,700	2,338,662

Express Scripts, Inc., Class A+#	60,300	3,488,958
Family Dollar Stores, Inc.	67,800	1,347,864
Federated Department Stores, Inc.	107,109	7,388,379
Gap, Inc.	307,900	5,853,179
Home Depot, Inc.	872,300	35,171,136
J.C. Penney Co., Inc.	107,000	5,203,410
Kohl’s Corp.+	132,500	6,949,625
Kroger Co.+	296,100	5,845,014
Limited Brands, Inc.	154,500	3,395,910
Lowe’s Cos., Inc.	313,900	20,186,909
Nordstrom, Inc.	99,900	3,354,642
Office Depot, Inc.+#	128,300	3,849,000
OfficeMax, Inc.	28,800	851,040
RadioShack Corp.	55,200	1,383,312
Safeway, Inc.#	182,100	4,321,233
Sears Holdings Corp.+	41,499	5,638,054
Staples, Inc.	299,350	6,573,726
SUPERVALU, Inc.#	55,400	1,927,920
Target Corp.	359,000	19,296,250
Tiffany & Co.	58,400	2,185,328
Wal-Mart Stores, Inc. @	1,359,700	61,132,112
Walgreen Co.	415,500	19,250,115

		264,103,804

Savings & Loan - 0.55%

Golden West Financial Corp.	114,900	7,007,751
Sovereign Bancorp, Inc.	148,300	3,458,356
Washington Mutual, Inc.	356,500	14,823,270

		25,289,377

Schools - 0.11%

Apollo Group, Inc., Class A+	66,400	5,223,024

Semiconductors - 3.30%

Advanced Micro Devices, Inc.+#	160,500	3,333,585
Altera Corp.+#	151,000	3,302,370
Analog Devices, Inc.	150,300	5,478,435
Applied Materials, Inc.	668,100	12,232,911
Applied Micro Circuits Corp.+	124,600	342,650
Broadcom Corp., Class A+	118,900	5,172,150
Freescale Semiconductor, Inc., Class B+#	163,200	3,929,856
Intel Corp.	2,508,800	64,526,336
KLA-Tencor Corp.	80,000	4,060,800
Linear Technology Corp.	124,400	4,718,492
LSI Logic Corp.+	157,600	1,519,264
Maxim Integrated Products, Inc.	133,200	5,680,980
Micron Technology, Inc.+#	249,800	2,975,118
National Semiconductor Corp.	141,800	3,535,074
Novellus Systems, Inc.+	56,200	1,506,722
QLogic Corp.+	36,900	1,275,264
Teradyne, Inc.+	79,500	1,335,600
Texas Instruments, Inc.	675,500	22,075,340
Xilinx, Inc.	142,500	4,002,825

		151,003,772

Telecommunications - 4.90%

ADC Telecommunications, Inc.+#	47,071	985,667
Alltel Corp.	154,800	9,596,052
Andrew Corp.+	66,100	762,133
Avaya, Inc.+#	193,800	1,976,760
BellSouth Corp.	744,100	19,562,389
CenturyTel, Inc.#	53,400	1,917,060
Ciena Corp.+	234,300	527,175
Cisco Systems, Inc.+	2,597,300	45,764,426
Citizens Communications Co.	138,500	1,889,140
Corning, Inc.+	589,000	11,756,440
Lucent Technologies, Inc.+#	1,800,500	5,545,540
Motorola, Inc.	996,600	21,805,608
QUALCOMM, Inc.	663,900	26,363,469
Qwest Communications International, Inc.+#	679,600	2,650,440
SBC Communications, Inc.#	1,342,400	32,324,992
Scientific-Atlanta, Inc.	61,900	2,368,294
Tellabs, Inc.+	182,100	1,618,869
Verizon Communications, Inc.	1,124,600	36,785,666

		224,200,120

Therapeutics - 0.17%

Gilead Sciences, Inc.+	183,600	7,894,800

Tobacco - 1.45%

Altria Group, Inc.	841,600	59,501,120
Reynolds American, Inc.#	47,400	3,978,756
UST, Inc.#	67,200	2,860,032

		66,339,908

Utilities - Communication - 0.81%

AT&T Corp.	325,600	6,407,808
Sprint Corp.	1,186,790	30,773,464

		37,181,272

Utilities - Electric - 3.24%

AES Corp.+	265,400	4,177,396
Allegheny Energy, Inc.+#	66,000	1,990,560
Ameren Corp.	82,700	4,542,711
American Electric Power Co., Inc.#	156,100	5,803,798
Calpine Corp.+#	230,800	708,556
CenterPoint Energy, Inc.#	118,100	1,678,201
Cinergy Corp.	80,700	3,554,028
CMS Energy Corp.+	89,000	1,432,900
Consolidated Edison, Inc.#	98,900	4,639,399
Constellation Energy Group, Inc.	72,200	4,241,750
Dominion Resources, Inc.	138,400	10,584,832
DTE Energy Co.	70,800	3,240,516
Duke Energy Corp.#	376,600	10,917,634
Edison International, Inc.	132,400	5,961,972
Entergy Corp.	86,200	6,457,242
Exelon Corp.	271,900	14,652,691
FirstEnergy Corp.	134,100	6,843,123
FPL Group, Inc.	159,400	6,868,546

NiSource, Inc.	110,500	2,667,470
PG&E Corp.	150,500	5,646,760
Pinnacle West Capital Corp.	40,000	1,797,200
PPL Corp.	154,400	4,934,624
Progress Energy, Inc.	101,100	4,406,949
Public Service Enterprise Group, Inc.	97,100	6,267,805
Southern Co.	302,600	10,409,440
TECO Energy, Inc.#	84,200	1,465,922
TXU Corp.	97,400	9,449,748
Xcel Energy, Inc.#	163,500	3,145,740

		148,487,513

Utilities - Gas, Distribution - 0.18%

Keyspan Corp.	70,300	2,683,351
Nicor, Inc.#	18,000	745,380
Sempra Energy	104,200	4,670,244

		8,098,975

Utilities - Gas, Pipeline - 0.11%

Williams Cos., Inc.	231,900	5,203,836

Total Long-Term Investment Securities (Cost $3,051,976,607)		4,550,901,250

SHORT-TERM INVESTMENT SECURITIES - 4.35%
Collective Investment Pool - 4.09%
Securities Lending Quality Trust(2)	$187,265,302	187,265,302

Commercial Paper - 0.22%

UBS Finance, Inc.:
3.56% due 09/01/05	10,000,000	10,000,000

Government Obligations - 0.04%

United States Treasury Bills:
3.32% due 09/01/05 @	250,000	250,000
3.33% due 10/20/05 @	90,000	89,597
3.34% due 10/20/05 @	500,000	497,757
3.43% due 11/03/05 @	1,000,000	994,209

		1,831,563

Total Short-Term Investment Securities (Cost $199,096,740)		199,096,865

REPURCHASE AGREEMENT - 0.30%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $13,840,292 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.88%, due 06/08/07 and having an approximate value of $14,258,063

(Cost $13,839,000)@	13,839,000	13,839,000

TOTAL INVESTMENTS (Cost $3,264,912,347)	104.04%	4,763,837,115
Liabilities in excess of other assets	(4.04)%	(184,819,320)

NET ASSETS	100.00%	$4,579,017,795

+	Non-income producing security
#	The security or a portion thereof is out of loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2005	Unrealized Appreciation (Depreciation)
89 Long	S&P 500 Index	September 2005	$27,002,350	$27,176,150	$173,800

See Notes to Schedule of Investments

VALUE FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.16%
Aerospace/Defense - 9.48%

Honeywell International, Inc.	64,330	$2,462,553
Raytheon Co.	42,110	1,651,554
United Technologies Corp.	14,700	735,000

		4,849,107

Banks - 6.24%

Bank of America Corp.	18,770	807,673
Wells Fargo & Co.	39,990	2,384,204

		3,191,877

Broadcasting - 5.02%

Liberty Global, Inc.	50,600	2,567,950

Chemical - 2.07%

Praxair, Inc.	21,890	1,057,287

Commercial Services - 3.71%

Cendant Corp.	93,310	1,897,925

Conglomerates - 0.93%

Tyco International, Ltd.	17,150	477,284

Drugs - 3.86%

Sanofi-Aventis ADR	29,600	1,265,696
Wyeth	15,510	710,203

		1,975,899

Financial Services - 16.68%

Alliance Capital Management Holding, LP	6,500	287,430
Capital One Financial Corp.	16,500	1,356,960
Citigroup, Inc.	54,960	2,405,599
Countrywide Financial Corp.	30,210	1,020,796
Freddie Mac	7,490	452,246
JPMorgan Chase & Co.	58,900	1,996,121
Lehman Brothers Holdings, Inc.	9,570	1,011,166

		8,530,318

Information Processing - Hardware - 1.98%

International Business Machines Corp.	12,560	1,012,587
Symbol Technologies, Inc.	3	28

		1,012,615

Information Processing - Services - 2.96%

Synopsys, Inc.+	79,780	1,515,820

Information Processing - Software - 5.44%

Microsoft Corp.	81,750	2,239,950
Novell, Inc.+	81,970	539,363

		2,779,313

Insurance - 4.85%

Everest Reinsurance Group, Ltd.	4,700	435,173
Genworth Financial, Inc.	41,630	1,339,237
Platinum Underwriters Holdings, Ltd.	21,700	704,816

		2,479,226

Leisure & Tourism - 2.84%

Take-Two Interactive Software, Inc.+	61,020	1,452,276

Metals - 1.03%

Phelps Dodge Corp.	4,900	526,897

Multimedia - 1.94%

News Corp., Class A	61,100	990,431

Oil & Gas - 11.52%

BP PLC ADR	37,430	2,559,463
Exxon Mobil Corp.	25,400	1,521,460
Halliburton Co.	29,181	1,808,347

		5,889,270

Semiconductors - 0.32%

ATI Technologies, Inc.+	13,500	164,430

Telecommunications - 2.26%

IDT Corp., Class B+	52,330	692,326
Verizon Communications, Inc.	14,200	464,482

		1,156,808

Tobacco - 4.67%

Altria Group, Inc.	33,770	2,387,539

Utilities - Electric - 6.37%

AES Corp.+	76,020	1,196,555
CMS Energy Corp.+	33,000	531,300
NRG Energy, Inc.	12,700	508,254
PG&E Corp.	10,930	410,093
Reliant Resources, Inc.+	48,940	611,750

		3,257,952

Utilities - Gas, Distribution - 0.99%

Sempra Energy	11,251	504,270

Total Long-term Investment Securities
(Cost $46,156,743)		48,664,494

REPURCHASE AGREEMENT - 4.73%

Agreement with State Street Bank & Trust Co., bearing interest at 3.36%, dated 08/31/05, to be repurchased 09/01/05 in the amount of $2,417,226 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $2,467,191 (Cost $2,417,000)	$2,417,000	2,417,000

TOTAL INVESTMENTS
(Cost $48,573,743) (1)	99.89%	51,081,494
Other assets less liabilities	0.11%	56,946

NET ASSETS	100.00%	$51,138,440

ADR -	American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis

See Note to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

As of August 31, 2005, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.32%	$300,000
Large Cap Growth	0.82%	757,000
Large Capital Growth	0.29%	269,000
Money Market I	0.94%	875,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2005, bearing interest at a rate of 3.37% per annum, with a principal amount of $92,733,000, a repurchase price of $92,741,681, and maturity date of September 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.50%	10/31/06	$92,285,000	$94,592,373

As of August 31, 2005, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.86%	$3,000,000
Large Cap Growth	0.57%	2,000,000
Money Market I	3.71%	13,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated August 31, 2005, bearing interest at a rate of 3.53% per annum, with a principal amount of $350,000,000, a repurchase price of $350,034,319, and maturity date of September 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.38%	4/15/32	$150,000,000	$224,164,055
U.S. Treasury Inflation Index Bonds	3.38%	4/15/29	80,527,000	134,352,469

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended August 31, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/05	Purchases	Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Premium Amortization	Market Value at 08/31/05
Asset Allocation	American International Group, Inc.	$6,944	$1,402,638	$—	$—	$—	$92,162	$—	$1,494,800
Asset Allocation	Riviera Holdings Corp.	1,925	76,825	—	—	—	(215)	(310)	76,300
Blue Chip Growth	American International Group, Inc.	825	166,650	—	—	—	10,950	—	177,600
Capital Conservation	Riviera Holdings Corp.	1,375	54,875	—	—	—	(154)	(221)	54,500
Core Equity	American International Group, Inc.	—	2,231,721	—	84,630	(2,020)	150,409	—	2,295,480
Small Cap	Perini Corp.	—	393,588	—	134,240	17,526	78,816	—	355,690
Small Cap	Steinway Musical Instruments, Inc.	—	344,881	—	43,805	(6,999)	1,004	—	295,081
Small Cap Index	Perini Corp.	—	61,361	148,594	—	—	47,156	—	257,111
Small Cap Index	Steinway Musical Instruments, Inc.	—	114,101	23,152	—	—	(3,150)	—	134,103
Small Cap Index	21st Century Insurance Group	531	184,935	129,010	—	—	14,582	—	328,527
Small Cap Index	Riviera Holdings Corp.	—	—	123,564	—	—	27,738		151,302
Social Awareness	American International Group, Inc.	11,594	2,341,988	—	—	—	153,884	—	2,495,872
Stock Index	American International Group, Inc.	290,740	58,905,220	—	342,725	283,488	3,586,337	—	62,432,320

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

	International Growth I	Mid Capital Growth
J.P. Morgan Securities, Inc.	$1,061	$—
J.P. Morgan Securities, Ltd.	1,195	—
Morgan Stanley & Co., Inc.	—	8,210

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited) (continued)

Note 4 — Federal Income Taxes

As of August 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income Tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$156,110,641	$16,035,526	$3,723,753	$12,311,773
Blue Chip Growth	45,099,038	7,753,718	1,711,734	6,041,984
Capital Conservation	86,097,908	861,019	470,463	390,556
Core Equity	494,812,592	70,030,028	40,014,855	30,015,173
Government Securities	142,116,211	1,532,797	578,516	954,281
Growth & Income	157,287,611	15,606,411	3,065,208	12,541,203
Health Sciences	182,403,185	33,756,141	14,882,934	18,873,207
Income & Growth	233,685,214	25,900,975	12,598,229	13,302,746
Inflation Protected	13,654,012	136,588	57,735	78,853
International Equities	565,488,621	73,554,175	9,496,103	64,058,072
International Government Bond*	138,875,048	8,234,290	784,629	7,449,661
International Growth I	375,306,909	48,760,220	2,595,481	46,164,739
Large Cap Growth	341,114,074	29,662,223	6,617,273	23,044,950
Large Capital Growth	9,642,664	768,526	216,538	551,988
Mid Cap Index	2,019,206,019	532,372,687	166,308,316	366,064,371
Mid Capital Growth	9,854,589	1,276,270	195,529	1,080,741
Money Market I	408,091,226	—	—	—
NASDAQ-100 Index	83,745,701	17,933,259	5,780,722	12,152,537
Science & Technology	1,201,069,973	106,222,170	70,668,089	35,554,081
Small Cap	638,957,933	123,017,068	26,524,081	96,492,987
Small Cap Index	962,426,923	146,399,559	45,457,012	100,942,547
Social Awareness	378,402,427	30,824,293	17,094,949	13,729,344
Stock Index	3,292,126,244	1,862,700,838	390,989,967	1,471,710,871
Value	48,625,465	3,323,061	867,032	2,456,029

* The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2004.

Note 5 — Other Matters

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of The Variable Annuity Life Insurance Company (“VALIC”), AIG Global Investment Corp. (“AIGGIC”) AIG SunAmerica Asset Management Corp. (“SAAMCo”) and Brazos Capital Management, LP (“Brazos”). AIGGIC, SAAMCo and Brazos serve as subadvisers to several of the Funds. Neither VALIC, AIGGIC, SAAMCo, Brazos or their respective officers and directors, nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In VALIC’s view, the matters alleged in the lawsuit are not material in relation to the financial position of VALIC, AIGGIC, SAAMCo or Brazos, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then VALIC, AIGGIC, SAAMCo and Brazos will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 28, 2005

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 28, 2005